SEC. File Nos. 2-86838
               811-3857



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 36
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 36


                         AMERICAN FUNDS INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                              Los Angeles, CA 90071
                    (Address of principal executive offices)

                    Registrant's telephone number, including
                                   area code:
                                 (213) 486-9200


                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                              Los Angeles, CA 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



                       Approximate date of proposed public
                                   offering:
         It is proposed that this filing become effective on January 16,
                  2004, pursuant to paragraph (b) of rule 485.

[LOGO] American Funds/SM/                The right choice for the long term/SM/

American Funds Insurance Series(R)
PROSPECTUS
Class 3 shares
January 16, 2004
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 13 funds, each representing a separate fully managed diversified portfolio of securities. The seven funds available in the American Pathway II variable annuity are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund



Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The Board of Trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.


The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the American Pathway II variable annuity. The Board of Trustees of the Series may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.



                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---

--------------------------------------------------------------------------------
GROWTH FUND
RISK/RETURN SUMMARY
The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard
& Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.
The prices of securities held by the fund may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities purchased by the fund may involve large price swings and potential for loss.



Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     15.99
1994      0.23
1995     32.90
1996     13.07
1997     29.79
1998     35.23
1999     57.27
2000      4.47
2001    -18.15
2002    -24.46

The fund's highest/lowest quarterly results during this time period were:
HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)
The cumulative total return for the nine months ended September 30, 2003, was 33.01%.
For periods ended December 31, 2002:

                                LIPPER CAPITAL
AVERAGE ANNUAL         S&P 500   APPRECIATION  LIPPER GROWTH
TOTAL RETURN    FUND   INDEX/1/ FUND INDEX/2/  FUND INDEX/3/ CPI/4/
-------------------------------------------------------------------
 One Year      -24.46% -22.09%     -23.98%        -24.20%    2.38%
-------------------------------------------------------------------
 Five Years      6.56%  -0.58%      -1.46%         -2.28%    2.32%
-------------------------------------------------------------------
 Ten Years      12.03%   9.34%       6.65%          6.96%    2.46%
-------------------------------------------------------------------
 Lifetime/5/    13.61%  12.58%       9.96%         10.44%    3.08%

/1/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.

/2/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Lipper Growth Fund Index is an equally weighted performance index with
    30 of the largest growth funds (representing about 50% of all growth fund assets). These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /5/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.38%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.02%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.58%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $59       $186        $324      $726




* Based on estimated amounts for the 2002 fiscal year.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
INTERNATIONAL FUND
RISK/RETURN SUMMARY
The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     33.97
1994      1.64
1995     12.38
1996     17.23
1997      8.82
1998     20.93
1999     75.97
2000    -22.06
2001    -19.89
2002    -14.84

The fund's highest/lowest quarterly results during this time period were:
HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)
The cumulative total return for the nine months ended September 30, 2003, was 28.15%.
For periods ended December 31, 2002:

                              MSCI        LIPPER
AVERAGE ANNUAL                EAFE     INTERNATIONAL
TOTAL RETURN          FUND   INDEX/1/ FUND INDEX/2/  CPI/3/
-----------------------------------------------------------
One Year             -14.84% -15.66%      -13.83%    2.38%
-----------------------------------------------------------
Five Years             2.50%  -2.61%       -1.64%    2.32%
-----------------------------------------------------------
Ten Years              8.25%   4.30%        5.56%    2.46%
-----------------------------------------------------------
Lifetime/4/            6.87%   2.98%        4.52%    2.71%

/1/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Lipper International Fund Index represents funds that invest in securities with primary trading markets outside the U.S. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of May 1, 1990, the date the fund began investment operations.
----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.57%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.06%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.81%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $83       $259        $450     $1,002




* Based on estimated amounts for the 2002 fiscal year.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---

--------------------------------------------------------------------------------
GROWTH-INCOME FUND
RISK/RETURN SUMMARY
The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.
The prices of and the income generated by securities may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.



Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     11.97
1994      1.78
1995     32.62
1996     18.41
1997     25.53
1998     18.09
1999     11.20
2000      7.95
2001      2.56
2002    -18.34

The fund's highest/lowest quarterly results during this time period were:
HIGHEST  18.85% (quarter ended December 31, 1998)
LOWEST  -18.70% (quarter ended September 30, 2002)
The cumulative total return for the nine months ended September 30, 2003, was 28.82%.
For periods ended December 31, 2002:

                                      LIPPER GROWTH
AVERAGE ANNUAL               S&P 500   AND INCOME
TOTAL RETURN          FUND   INDEX/1/ FUND INDEX/2/ CPI/3/
----------------------------------------------------------
One Year             -18.34% -22.09%     -17.89%    2.38%
----------------------------------------------------------
Five Years             3.49%  -0.58%      -0.62%    2.32%
----------------------------------------------------------
Ten Years             10.31%   9.34%       8.31%    2.46%
----------------------------------------------------------
Lifetime/4/           12.30%  12.58%      11.13%    3.08%

/1/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.

/2/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.34%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.01%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.53%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $54       $170        $296      $665




/*/ Based on estimated amounts for the 2002 fiscal year.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND
RISK/RETURN SUMMARY
The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. In addition, the fund may invest up to 25% of its assets in lower quality debt securities (rated Ba and BB or below by Moody's Investors
Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.
The prices of and the income generated by securities may decline in response to certain events, including: those directly involving companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.



Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

Securities held by the fund may be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     10.09
1994     -0.57
1995     29.20
1996     15.48
1997     20.15
1998     12.94
1999      6.92
2000      4.40
2001      0.52
2002    -12.38

The fund's highest/lowest quarterly results during this time period were:
HIGHEST  11.50% (quarter ended December 31, 1998)
LOWEST  -12.34% (quarter ended September 30, 2002)
The cumulative total return for the nine months ended September 30, 2003, was 15.81%.
For periods ended December 31, 2002:

AVERAGE ANNUAL               S&P 500  CITIGROUP BIG
TOTAL RETURN          FUND   INDEX/1/   INDEX/2/    CPI/3/
----------------------------------------------------------
One Year             -12.38% -22.09%     10.09%     2.38%
----------------------------------------------------------
Five Years             2.11%  -0.58%      7.52%     2.32%
----------------------------------------------------------
Ten Years              8.10%   9.34%      7.53%     2.46%
----------------------------------------------------------
Lifetime/4/            8.25%   9.70%      8.22%     2.83%

/1/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Results reflect the reinvestment of dividends on securities in the index.

/2/ The Citigroup Broad Investment-Grade (BIG) Bond Index, formerly known as the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index, represents a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB-/Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is included as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of August 1, 1989, the date the fund began investment operations.
----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.43%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.02%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.63%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $64       $202        $351      $786




/*/ Based on estimated amounts for the 2002 fiscal year.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---

--------------------------------------------------------------------------------
HIGH-INCOME BOND FUND
RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including up to 25% of its assets in non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993    16.04
1994    -6.83
1995    21.42
1996    12.91
1997    12.08
1998     0.27
1999     5.53
2000    -3.31
2001     7.73
2002    -1.83

The fund's highest/lowest quarterly results during this time period were:
HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)
The cumulative total return for the nine months ended September 30, 2003, was 35.61%.
For periods ended December 31, 2002:

                            CITIGROUP
                            LONG-TERM
AVERAGE ANNUAL              HIGH-YIELD CITIGROUP BIG
TOTAL RETURN          FUND   INDEX/1/    INDEX/2/    CPI/3/
-----------------------------------------------------------
One Year             -1.83%   -0.78%      10.09%     2.38%
-----------------------------------------------------------
Five Years            1.59%    5.93%       7.52%     2.32%
-----------------------------------------------------------
Ten Years             6.04%    9.72%       7.53%     2.46%
-----------------------------------------------------------
Lifetime/4/           9.56%   10.91%       9.62%     3.08%

/1/ The Citigroup Long-Term High-Yield Bond Index, formerly known as the
    Salomon Smith Barney Long-Term High-Yield Bond Index, represents bonds that have a remaining maturity of at least ten years, a minimum amount outstanding of $100 million and a speculative-grade rating by both Moody's Investors Service, Inc. and Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Citigroup Broad Investment-Grade (BIG) Bond Index, formerly known as the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index,
    represents a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB-/Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /4/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.50%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.02%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.70%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $72       $224        $390      $871




/*/ Based on estimated amounts for the 2002 fiscal year.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

--------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages (also called "mortgage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities.
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     10.83
1994     -4.62
1995     15.06
1996      2.84
1997      8.21
1998      7.93
1999     -0.78
2000     11.39
2001      7.02
2002      9.15

The fund's highest/lowest quarterly results during this time period were:
HIGHEST  4.88% (quarter ended March 31, 1993)
LOWEST  -3.83% (quarter ended March 31, 1994)
The cumulative total return for the nine months ended September 30, 2003, was 3.20%.
For periods ended December 31, 2002:

                            CITIGROUP
                            TREASURY/
                           GOVERNMENT-
                            SPONSORED
AVERAGE ANNUAL              MORTGAGE
TOTAL RETURN         FUND   INDEX/1/   CPI/2/
---------------------------------------------
One Year             9.15%   10.19%    2.38%
---------------------------------------------
Five Years           6.86%    7.58%    2.32%
---------------------------------------------
Ten Years            6.55%    7.46%    2.46%
---------------------------------------------
Lifetime/3/          7.60%    8.73%    3.01%

/1/ The Citigroup Treasury/Government-Sponsored Mortgage Index, formerly known as the Salomon Smith Barney Treasury/Government-Sponsored Mortgage Index, represents fixed-rate Treasury, government-sponsored, and mortgage issues with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/2/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. /3/ Lifetime results are as of December 2, 1985, the date the fund began investment operations.
----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.45%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.02%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.65%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $66       $208        $362      $810




/*/ Based on estimated amounts for the 2002 fiscal year.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---

--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests in a diversified selection of high quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. The prices of and the income generated by money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
The fund is not managed to maintain a stable net asset value of $1 per share.
----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results. INVESTMENT RESULTS FOR 2002 ARE PRESENTED FOR CLASS 2 SHARES, A CLASS THAT IS NOT OFFERED IN THIS PROSPECTUS. RESULTS FOR CLASS 3 SHARES ARE NOT PRESENTED BECAUSE THE CLASS HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2002. HOWEVER, RESULTS FOR CLASS 3 SHARES ARE COMPARABLE TO THOSE OF CLASS 2 SHARES BECAUSE BOTH CLASSES INVEST IN THE SAME PORTFOLIO OF SECURITIES. RESULTS FOR CLASS 3 SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE EXPENSES ARE LOWER THAN THOSE OF CLASS 2 SHARES. FIGURES SHOWN DO NOT REFLECT INSURANCE CONTRACT EXPENSES. IF REFLECTED, RESULTS WOULD HAVE BEEN LOWER.

                                    [CHART]

1993     2.39
1994     3.59
1995     5.27
1996     4.81
1997     4.92
1998     4.90
1999     4.47
2000     5.83
2001     3.43
2002     1.00

The fund's highest/lowest quarterly results during this time period were:
HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.18% (quarter ended December 31, 2002)
The cumulative total return for the nine months ended September 30, 2003, was 0.56%.
For periods ended December 31, 2002:

AVERAGE ANNUAL
TOTAL RETURN         FUND
--------------------------
One Year             1.00%
--------------------------
Five Years           3.91%
--------------------------
Ten Years            4.05%
--------------------------
Lifetime/1/          5.15%

/1/ Lifetime results are as of February 8, 1984, the date the fund began investment operations.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---

FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If reflected, expenses shown would be higher.


ANNUAL FUND OPERATING EXPENSES TABLE
(DEDUCTED FROM FUND ASSETS)              CLASS 3/*/
---------------------------------------------------
Management Fees                            0.44%
---------------------------------------------------
Distribution and/or Service (12b-1) Fees   0.18%
---------------------------------------------------
Other Expenses                             0.02%
---------------------------------------------------
Total Annual Fund Operating Expenses       0.64%



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses. If reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
------------------------------------------------------
Class 3        $65       $205        $357      $798




/*/ Based on estimated amounts for the 2002 fiscal year.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

CASH POSITION
The funds may also hold cash or money market instruments. The sizes of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.
PORTFOLIO TURNOVER
Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of the Asset Allocation Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" for the funds' annual portfolio turnover for each of the last five fiscal years.

MANAGEMENT AND ORGANIZATION
INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series.

The aggregate fees paid to the investment adviser for the most recent fiscal year as a percentage of net assets were as follows: Growth Fund - 0.38%; International Fund - 0.57%; Growth-Income Fund - 0.34%; Asset Allocation Fund - 0.43%; High-Income Bond Fund - 0.50%; U.S. Government/AAA-Rated Securities Fund
- 0.45%; Cash Management Fund - 0.44%.

PORTFOLIO MANAGEMENT
The Series relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the funds' portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.
MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next page.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---

                                                                                                APPROXIMATE YEARS OF EXPERIENCE
                                                                                                AS AN INVESTMENT PROFESSIONAL
                                                                                                -------------------------------
                                                            YEARS OF EXPERIENCE AS PORTFOLIO    WITH CAPITAL
                                                                        COUNSELOR               RESEARCH AND
PORTFOLIO COUNSELORS     PRIMARY TITLE WITH INVESTMENT       (AND RESEARCH PROFESSIONAL, IF      MANAGEMENT
FOR THE SERIES/TITLE                ADVISER                            APPLICABLE)               COMPANY OR
  (IF APPLICABLE)               (OR AFFILIATE)                        (APPROXIMATE)              AFFILIATES      TOTAL YEARS
-------------------------------------------------------------------------------------------------------------------------------
JAMES K. DUNTON       Senior Vice President and Director,  Growth-Income Fund -- 19 years            41              41
CHAIRMAN OF THE BOARD Capital Research and Management      (since the fund began operations)
AND PRINCIPAL         Company
EXECUTIVE OFFICER
-------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL      Senior Vice President, Capital       Growth Fund -- 12 years (plus 4           18              18
PRESIDENT AND TRUSTEE Research and Management Company      years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO         Senior Vice President, Capital       Growth-Income Fund -- 7 years (plus       12              17
SENIOR VICE PRESIDENT Research Company                     4 years prior experience as a
                                                           research professional for the fund)
                                                           Asset Allocation Fund -- 3 years
-------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE    Senior Vice President and Director,  High-Income Bond Fund -- 5 years          36              51
SENIOR VICE PRESIDENT Capital Research and Management
                      Company
-------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON Senior Vice President, Capital       Growth-Income Fund -- 9 years (plus       28              30
VICE PRESIDENT        Research and Management Company      5 years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE    Chairman and Principal Executive     International Fund -- 9 years             18              18
VICE PRESIDENT        Officer, Capital Research Company
-------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET          Senior Vice President, Capital       U.S. Government Fund -- 11 years          20              21
VICE PRESIDENT        Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON       Senior Vice President, Capital       High-Income Bond Fund -- 8 years          13              15
VICE PRESIDENT        Research Company                     (plus 2 years prior experience as a
                                                           research professional for the fund)
                                                           Asset Allocation Fund -- 3 years
-------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. ARMOUR     Executive Vice President, Capital    Asset Allocation Fund -- 7 years          20              20
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY      Senior Vice President and Director,  High-Income Bond Fund -- 10 years         15              22
                      Capital Research and Management
                      Company
-------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD       Senior Vice President and Director,  Growth Fund -- 9 years (plus 5            32              32
                      Capital Research and Management      years prior experience as a
                      Company                              research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
JAMES E. DRASDO       Senior Vice President, Capital       Growth Fund -- 16 years                   26              31
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK        Vice President, Capital Research     Growth Fund -- 3 years (plus 3            8               9
                      Company                              years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
ALWYN HEONG           Senior Vice President, Capital       International Fund -- 7 years             11              15
                      Research Company
-------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH        Vice President, Capital              U.S. Government Fund -- 6 years           13              16
                      International Research, Inc.
-------------------------------------------------------------------------------------------------------------------------------
DARCY B. KOPCHO       Director, Capital Research and       International Fund -- 1 year (plus        17              17
                      Management Company                   5 years prior experience as a
                                                           research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
MICHAEL D. LOCKE      Vice President, Capital Research     U.S. Government Fund -- less than         7               8
                      Company                              one year (plus 6 years prior
                                                           experience as a research
                                                           professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD     Senior Vice President, Capital       Asset Allocation Fund -- 3 years          9               18
                      Research and Management Company
-------------------------------------------------------------------------------------------------------------------------------
ROBERT G. O'DONNELL   Senior Vice President and Director,  Growth-Income Fund -- 13 years            28              31
                      Capital Research and Management      (plus 1 year prior experience as a
                      Company                              research professional for the fund)
-------------------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD   Vice President and Director,         Growth-Income Fund -- 4 years             11              11
                      Capital Research Company
-------------------------------------------------------------------------------------------------------------------------------

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

PURCHASES AND REDEMPTIONS OF SHARES
Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made, without delay, after corresponding purchases and redemptions of units of the separate accounts. VALUING SHARES

Each fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of regular trading on the New York Stock Exchange, every day the Exchange is open. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that materially affect the value of the International Fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. PLAN OF DISTRIBUTION

The Series has adopted a plan of distribution under rule 12b-1 through which Class 3 shares pay .18% of average net assets annually. Class 3 shares are available only to American Pathway II variable annuity contracts. Amounts paid under the 12b-1 plan are used by an insurance company contract issuer to cover the expense of certain contract owner services. Class 3 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.


DISTRIBUTIONS AND TAXES



It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.
Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.
See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.
                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (reflecting reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract expenses. If reflected, results would have been lower. NO INFORMATION IS PRESENTED FOR CLASS 3 SHARES SINCE THE CLASS HAD NO OPERATIONS AS OF DECEMBER 31, 2002.


                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
Global Discovery Fund/4/
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $ 7.26      $.03           $ 1.13          $ 1.16       $ --           --           $ --      $8.42     15.98%
12/31/2002    9.30       .06            (2.05)          (1.99)      (.05)          --           (.05)      7.26    (21.41)
12/31/2001   10.00       .04             (.70)           (.66)      (.04)          --           (.04)      9.30     (6.65)
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    7.25       .02             1.13            1.15         --           --             --       8.40     15.86
12/31/2002    9.30       .04            (2.05)          (2.01)      (.04)          --           (.04)      7.25    (21.67)
12/31/2001   10.00       .02             (.69)           (.67)      (.03)          --           (.03)      9.30     (6.71)
Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $11.35      $.07           $ 1.17          $ 1.24      $(.08)       $  --         $ (.08)    $12.51     10.89%
12/31/2002   13.42       .09            (2.02)          (1.93)      (.14)          --           (.14)     11.35    (14.46)
12/31/2001   17.25       .18            (2.50)          (2.32)      (.15)       (1.36)         (1.51)     13.42    (13.99)
12/31/2000   21.42       .20            (4.15)          (3.95)      (.02)        (.20)          (.22)     17.25    (18.71)
12/31/1999   18.99       .01             3.43            3.44       (.11)        (.90)         (1.01)     21.42     18.53
11/30/1999   13.02       .14             6.39            6.53       (.12)        (.44)          (.56)     18.99     51.90
11/30/1998   10.62       .13             2.43            2.56       (.14)        (.02)          (.16)     13.02     24.26
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   11.32       .06             1.15            1.21       (.05)          --           (.05)     12.48     10.70
12/31/2002   13.38       .06            (2.01)          (1.95)      (.11)          --           (.11)     11.32    (14.64)
12/31/2001   17.21       .13            (2.49)          (2.36)      (.11)       (1.36)         (1.47)     13.38    (14.22)
12/31/2000   21.41       .15            (4.13)          (3.98)      (.02)        (.20)          (.22)     17.21    (18.87)
12/31/1999   18.98       .01             3.42            3.43       (.10)        (.90)         (1.00)     21.41     18.47
11/30/1999   13.02       .11             6.37            6.48       (.08)        (.44)          (.52)     18.98     51.45
11/30/1998   10.61       .10             2.44            2.54       (.11)        (.02)          (.13)     13.02     24.06
Global Small Capitalization Fund/6/
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $ 9.27      $.01           $ 1.70          $ 1.71      $(.09)       $  --         $ (.09)    $10.89     18.46%
12/31/2002   11.52        --/7/         (2.15)          (2.15)      (.10)          --           (.10)      9.27    (18.83)
12/31/2001   14.28       .03            (1.81)          (1.78)      (.13)        (.85)          (.98)     11.52    (12.63)
12/31/2000   17.37       .09            (2.81)          (2.72)      (.05)        (.32)          (.37)     14.28    (16.33)
12/31/1999   17.16        --/7/          1.92            1.92       (.01)       (1.70)         (1.71)     17.37     11.70
11/30/1999    9.11       .06             8.20            8.26       (.08)        (.13)          (.21)     17.16     92.15
11/30/1998   10.00       .07             (.92)           (.85)      (.04)          --           (.04)      9.11     (8.31)
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    9.23        --/7/          1.69            1.69       (.07)          --           (.07)     10.85     18.31
12/31/2002   11.48      (.02)           (2.15)          (2.17)      (.08)          --           (.08)      9.23    (19.05)
12/31/2001   14.24        --/7/         (1.80)          (1.80)      (.11)        (.85)          (.96)     11.48    (12.85)
12/31/2000   17.36       .04            (2.80)          (2.76)      (.04)        (.32)          (.36)     14.24    (16.53)
12/31/1999   17.14        --/7/          1.92            1.92         --        (1.70)         (1.70)     17.36     11.69
11/30/1999    9.10       .04             8.19            8.23       (.06)        (.13)          (.19)     17.14     91.86
11/30/1998   10.00       .04             (.91)           (.87)      (.03)          --           (.03)      9.10     (8.49)
Growth Fund
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $33.47      $.07          $  6.11         $  6.18      $(.05)      $   --        $  (.05)    $39.60     18.48%
12/31/2002   44.30       .12           (10.87)         (10.75)      (.08)          --           (.08)     33.47    (24.27)
12/31/2001   73.51       .18           (11.99)         (11.81)      (.41)      (16.99)        (17.40)     44.30    (17.93)
12/31/2000   70.62       .41             2.97            3.38         --         (.49)          (.49)     73.51      4.72
12/31/1999   72.12       .01             9.64            9.65       (.05)      (11.10)        (11.15)     70.62     14.45
11/30/1999   54.91       .11            25.35           25.46       (.14)       (8.11)         (8.25)     72.12     52.56
11/30/1998   50.12       .19            10.91           11.10       (.17)       (6.14)         (6.31)     54.91     25.27
----------------------------------------------------------------------------------------------------------------------------


           Net assets,  Ratio of   Ratio of net
             end of     expenses   income (loss) Portfolio
  Period   period (in  to average   to average   turnover
  ended     millions)  net assets   net assets     rate
Global Discovery Fund/4/
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003      $12        .61%/5/      .81%/5/      9%
12/31/2002       10        .61          .69         25
12/31/2001       12        .31          .42          4
----------------------------------------------------------
 Class 2
06/30/2003       13        .86/5/       .58/5/       9
12/31/2002        9        .86          .48         25
12/31/2001        4        .42          .21          4
Global Growth Fund
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003     $154        .71%/5/     1.21%/5/     15%
12/31/2002      152        .71          .73         30
12/31/2001      215        .70         1.24         38
12/31/2000      317        .70          .97         41
12/31/1999      327        .06          .06          3
11/30/1999      272        .72         1.01         26
11/30/1998      132        .75         1.14         26
----------------------------------------------------------
 Class 2
06/30/2003      730        .96/5/       .99/5/      15
12/31/2002      592        .96          .48         30
12/31/2001      600        .95          .88         38
12/31/2000      562        .95          .73         41
12/31/1999      399        .08          .04          3
11/30/1999      316        .96          .77         26
11/30/1998      124       1.00          .87         26
Global Small Capitalization Fund/6/
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003     $120        .84%/5/      .14%/5/     33%
12/31/2002      108        .84          .04         66
12/31/2001      149        .83          .21         65
12/31/2000      213        .86          .52         62
12/31/1999      178        .07           --/8/       7
11/30/1999      150        .82          .53         81
11/30/1998       55        .51          .86         28
----------------------------------------------------------
 Class 2
06/30/2003      380       1.09/5/      (.10)/5/     33
12/31/2002      290       1.09         (.20)        66
12/31/2001      274       1.08         (.05)        65
12/31/2000      234       1.11          .25         62
12/31/1999      111        .09         (.02)         7
11/30/1999       88       1.06          .25         81
11/30/1998       17        .64          .63         28
Growth Fund
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $3,521        .40%/5/      .44%/5/     20%
12/31/2002    3,195        .40          .30         34
12/31/2001    5,207        .38          .34         31
12/31/2000    7,677        .38          .53         48
12/31/1999    8,224        .03          .01          3
11/30/1999    7,270        .39          .19         37
11/30/1998    5,313        .41          .38         50
----------------------------------------------------------

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -----------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
Growth Fund
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   33.29       .03             6.07            6.10         --           --            --       39.39     18.32
12/31/2002   44.09       .03           (10.82)         (10.79)      (.01)          --          (.01)      33.29    (24.46)
12/31/2001   73.28       .04           (11.94)         (11.90)      (.30)      (16.99)       (17.29)      44.09    (18.15)
12/31/2000   70.57       .25             2.95            3.20         --         (.49)         (.49)      73.28      4.47
12/31/1999   72.04        --/7/          9.63            9.63         --       (11.10)       (11.10)      70.57     14.44
11/30/1999   54.88      (.02)           25.33           25.31       (.04)       (8.11)        (8.15)      72.04     52.22
11/30/1998   50.09       .08            10.90           10.98       (.05)       (6.14)        (6.19)      54.88     24.97
International Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $10.07      $.10             $.57            $.67      $(.03)         $--         $(.03)     $10.71      6.60%
12/31/2002   12.02       .15            (1.90)          (1.75)      (.20)          --          (.20)      10.07    (14.58)
12/31/2001   20.59       .22            (3.79)          (3.57)      (.20)       (4.80)        (5.00)      12.02    (19.73)
12/31/2000   26.74       .18            (5.90)          (5.72)      (.01)        (.42)         (.43)      20.59    (21.85)
12/31/1999   25.08       .01             4.34            4.35       (.10)       (2.59)        (2.69)      26.74     18.18
11/30/1999   16.57       .25             8.87            9.12       (.30)        (.31)         (.61)      25.08     56.48
11/30/1998   16.07       .22             2.21            2.43       (.28)       (1.65)        (1.93)      16.57     16.93
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   10.05       .09              .56             .65         --/7/        --            --/7/    10.70      6.51
12/31/2002   11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)      10.05    (14.84)
12/31/2001   20.54       .15            (3.76)          (3.61)      (.16)       (4.80)        (4.96)      11.97    (19.89)
12/31/2000   26.73       .13            (5.89)          (5.76)      (.01)        (.42)         (.43)      20.54    (22.06)
12/31/1999   25.07       .01             4.33            4.34       (.09)       (2.59)        (2.68)      26.73     18.16
11/30/1999   16.56       .10             8.98            9.08       (.26)        (.31)         (.57)      25.07     56.16
11/30/1998   16.06       .20             2.19            2.39       (.24)       (1.65)        (1.89)      16.56     16.63
New World Fund/8/
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $8.76      $.11             $.95           $1.06      $(.19)         $--         $(.19)      $9.63     12.09%
12/31/2002    9.44       .20             (.70)           (.50)      (.18)          --          (.18)       8.76     (5.45)
12/31/2001    9.85       .24             (.63)           (.39)      (.02)          --          (.02)       9.44     (3.99)
12/30/2000   11.77       .24            (1.70)          (1.46)      (.20)        (.26)         (.46)       9.85    (12.43)
12/31/1999   10.56       .01             1.25            1.26       (.04)        (.01)         (.05)      11.77     11.88
11/30/1999   10.00       .07              .51             .58       (.02)          --          (.02)      10.56      5.87
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    8.73       .10              .94            1.04       (.17)          --          (.17)       9.60     11.90
12/31/2002    9.41       .18             (.70)           (.52)      (.16)          --          (.16)       8.73     (5.66)
12/31/2001    9.84       .21             (.62)           (.41)      (.02)          --          (.02)       9.41     (4.19)
12/31/2000   11.77       .20            (1.69)          (1.49)      (.18)        (.26)         (.44)       9.84    (12.70)
12/31/1999   10.55       .02             1.25            1.27       (.04)        (.01)         (.05)      11.77     11.87
11/30/1999   10.00       .06              .51             .57       (.02)          --          (.02)      10.55      5.71
Blue Chip Income and Growth Fund/4/
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $7.17      $.07             $.81            $.88        $--          $--           $--       $8.05     12.27%
12/31/2002    9.43       .16            (2.32)          (2.16)      (.10)          --          (.10)       7.17    (22.93)
12/31/2001   10.00       .09             (.61)           (.52)      (.05)          --          (.05)       9.43     (5.23)
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    7.16       .06              .80             .86         --           --            --        8.02     12.01
12/31/2002    9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)       7.16    (23.07)
12/31/2001   10.00       .08             (.63)           (.55)      (.04)          --          (.04)       9.41     (5.38)
Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $25.63      $.21            $3.29           $3.50      $(.11)         $--         $(.11)     $29.02     13.64%
12/31/2002   31.70       .41            (6.16)          (5.75)      (.32)          --          (.32)      25.63    (18.15)
12/31/2001   35.23       .51              .49            1.00       (.73)       (3.80)        (4.53)      31.70      2.78
12/31/2000   33.08       .72             1.98            2.70       (.06)        (.49)         (.55)      35.23      8.24
12/31/1999   38.70       .06              .88             .94       (.18)       (6.38)        (6.56)      33.08      3.21
11/30/1999   40.73       .69             3.94            4.63       (.66)       (6.00)        (6.66)      38.70     12.86
11/30/1998   39.97       .67             4.60            5.27       (.68)       (3.83)        (4.51)      40.73     14.77
----------------------------------------------------------------------------------------------------------------------------


           Net assets,  Ratio of   Ratio of net
             end of     expenses   income (loss) Portfolio
  Period   period (in  to average   to average   turnover
  ended     millions)  net assets   net assets     rate
Growth Fund
----------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    4,479        .65/5/       .20/5/      20
12/31/2002    3,009        .65          .07         34
12/31/2001    2,937        .63          .07         31
12/31/2000    2,356        .63          .33         48
12/31/1999    1,149        .05         (.01)         3
11/30/1999      937        .64         (.06)        37
11/30/1998      310        .66          .15         50
International Fund
-----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $1,205        .64%/5/     2.01%/5/     20%
12/31/2002    1,236        .63         1.35         30
12/31/2001    1,772        .61         1.41         40
12/31/2000    2,750        .59          .72         42
12/31/1999    4,113        .05          .03          1
11/30/1999    3,526        .61         1.18         42
11/30/1998    2,593        .66         1.36         34
----------------------------------------------------------
 Class 2
06/30/2003      850        .89/5/      1.83/5/      20
12/31/2002      636        .88         1.05         30
12/31/2001      628        .86         1.04         40
12/31/2000      581        .84          .50         42
12/31/1999      391        .07          .01          1
11/30/1999      311        .85          .84         42
11/30/1998      126        .91         1.03         34
New World Fund/8/
-----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003      $37        .93%/5/     2.43%/5/     12%
12/31/2002       35        .91         2.14         22
12/31/2001       37        .91         2.54         31
12/30/2000       45        .92         2.14         43
12/31/1999       45        .08          .18          3
11/30/1999       37        .43         1.02          1
----------------------------------------------------------
 Class 2
06/30/2003      151       1.18/5/      2.21/5/      12
12/31/2002      124       1.16         1.89         22
12/31/2001      116       1.16         2.25         31
12/31/2000      102       1.17         1.83         43
12/31/1999       38        .10          .16          3
11/30/1999       28        .57          .95          1
Blue Chip Income and Growth Fund/4/
-----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003      $74        .52%/5/     1.83%/5/      5%
12/31/2002       54        .52         1.89          8
12/31/2001       49        .25          .93         12
----------------------------------------------------------
 Class 2
06/30/2003      855        .77/5/      1.59/5/       5
12/31/2002      426        .77         1.76          8
12/31/2001      111        .37          .82         12
Growth-Income Fund
-----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $3,955        .36%/5/     1.59%/5/     11%
12/31/2002    3,741        .35         1.43         26
12/31/2001    5,428        .35         1.53         34
12/31/2000    6,022        .35         2.16         47
12/31/1999    6,632        .03          .18          3
11/30/1999    6,537        .35         1.75         41
11/30/1998    6,704        .36         1.74         43
----------------------------------------------------------

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   25.52       .18             3.26            3.44        (.06)         --          (.06)      28.90     13.46
12/31/2002   31.58       .35            (6.14)          (5.79)       (.27)         --          (.27)      25.52    (18.34)
12/31/2001   35.13       .41              .52             .93        (.68)      (3.80)        (4.48)      31.58      2.56
12/31/2000   33.07       .65             1.96            2.61        (.06)       (.49)         (.55)      35.13      7.95
12/31/1999   38.67       .07              .87             .94        (.16)      (6.38)        (6.54)      33.07      3.19
11/30/1999   40.70       .59             3.94            4.53        (.56)      (6.00)        (6.56)      38.67     12.59
11/30/1998   39.94       .58             4.60            5.18        (.59)      (3.83)        (4.42)      40.70     14.49
Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $12.23      $.22            $ .99          $ 1.21       $(.08)      $  --        $ (.08)     $13.36      9.86%
12/31/2002   14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23    (12.19)
12/31/2001   15.71       .49             (.37)            .12        (.59)       (.94)        (1.53)      14.30       .77
12/31/2000   15.07       .56              .13             .69        (.05)         --          (.05)      15.71      4.62
12/31/1999   16.03       .05              .15             .20        (.14)      (1.02)        (1.16)      15.07      1.45
11/30/1999   16.57       .58              .60            1.18        (.57)      (1.15)        (1.72)      16.03      7.65
11/30/1998   16.16       .58             1.27            1.85        (.57)       (.87)        (1.44)      16.57     12.32
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   12.18       .20              .98            1.18        (.06)         --          (.06)      13.30      9.66
12/31/2002   14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18    (12.38)
12/31/2001   15.67       .45             (.36)            .09        (.57)       (.94)        (1.51)      14.25       .52
12/31/2000   15.06       .53              .13             .66        (.05)         --          (.05)      15.67      4.40
12/31/1999   16.02       .05              .14             .19        (.13)      (1.02)        (1.15)      15.06      1.42
11/30/1999   16.56       .53              .61            1.14        (.53)      (1.15)        (1.68)      16.02      7.39
11/30/1998   16.15       .53             1.28            1.81        (.53)       (.87)        (1.40)      16.56     12.05
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $10.41      $.29            $ .65            $.94       $(.42)       $ --         $(.42)     $10.93      8.98%
12/31/2002   10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41      4.26
12/31/2001   10.18       .77              .08             .85        (.59)         --          (.59)      10.44      8.48
12/31/2000    9.74       .80             (.29)            .51        (.07)         --          (.07)      10.18      5.22
12/31/1999    9.86       .07             (.01)            .06        (.18)         --          (.18)       9.74       .61
11/30/1999   10.37       .73             (.50)            .23        (.69)       (.05)         (.74)       9.86      2.33
11/30/1998   10.62       .67             (.15)            .52        (.65)       (.12)         (.77)      10.37      5.12
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   10.36       .27              .65             .92        (.40)         --          (.40)      10.88      8.89
12/31/2002   10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36      4.05
12/31/2001   10.16       .73              .08             .81        (.57)         --          (.57)      10.40      8.15
12/31/2000    9.74       .78             (.30)            .48        (.06)         --          (.06)      10.16      4.99
12/31/1999    9.85       .06               --/7/          .06        (.17)         --          (.17)       9.74       .59
11/30/1999   10.36       .67             (.47)            .20        (.66)       (.05)         (.71)       9.85      2.07
11/30/1998   10.61       .65             (.15)            .50        (.63)       (.12)         (.75)      10.36      4.85
High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $10.44     $ .48           $ 1.39           $1.87      $ (.92)      $  --         $(.92)     $11.39     17.88%
12/31/2002   11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44     (1.51)
12/31/2001   12.25      1.17             (.23)            .94       (1.41)         --         (1.41)      11.78      8.02
12/31/2000   12.75      1.24            (1.63)           (.39)       (.11)         --          (.11)      12.25     (3.06)
12/31/1999   12.81       .11              .12             .23        (.29)         --          (.29)      12.75      1.83
11/30/1999   13.77      1.26             (.72)            .54       (1.31)       (.19)        (1.50)      12.81      4.22
11/30/1998   14.96      1.26            (1.04)            .22       (1.25)       (.16)        (1.41)      13.77      1.44
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   10.39       .46             1.39            1.85        (.90)         --          (.90)      11.34     17.78
12/31/2002   11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39     (1.83)
12/31/2001   12.22      1.13             (.23)            .90       (1.38)         --         (1.38)      11.74      7.73
12/31/2000   12.75      1.22            (1.64)           (.42)       (.11)         --          (.11)      12.22     (3.31)
12/31/1999   12.80       .11              .12             .23        (.28)         --          (.28)      12.75      1.81
11/30/1999   13.76      1.18             (.67)            .51       (1.28)       (.19)        (1.47)      12.80      3.96
11/30/1998   14.95      1.25            (1.06)            .19       (1.22)       (.16)        (1.38)      13.76      1.18


           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
Growth-Income Fund
----------------------------------------------------------------------------------------------------
 Class 2
06/30/2003    5,067       .61/5/      1.35/5/      11
12/31/2002    3,632       .60         1.22         26
12/31/2001    3,187       .60         1.25         34
12/31/2000    1,972       .60         1.92         47
12/31/1999    1,203       .05          .16          3
11/30/1999    1,109       .60         1.50         41
11/30/1998      564       .61         1.02         43
Asset Allocation Fund
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003   $  840       .44%/5/     3.46%/5/     13%
12/31/2002      797       .45         3.31         25
12/31/2001    1,012       .45         3.30         32
12/31/2000    1,136       .45         3.77         32
12/31/1999    1,387       .04          .31          1
11/30/1999    1,394       .44         3.50         36
11/30/1998    1,497       .45         3.63         28
---------------------------------------------------------
 Class 2
06/30/2003    1,540       .69/5/      3.20/5/      13
12/31/2002    1,056       .70         3.11         25
12/31/2001      730       .70         3.03         32
12/31/2000      453       .70         3.53         32
12/31/1999      341       .06          .29          1
11/30/1999      321       .69         3.24         36
11/30/1998      173       .70         3.39         28
Bond Fund
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003     $240       .48%/5/     5.40%/5/     11%
12/31/2002      218       .49         6.60         29
12/31/2001      194       .49         7.38         59
12/31/2000      151       .51         8.03         55
12/31/1999      169       .05          .65          5
11/30/1999      173       .53         7.17         38
11/30/1998      186       .54         6.89         62
---------------------------------------------------------
 Class 2
06/30/2003    1,037       .73/5/      5.11/5/      11
12/31/2002      697       .74         6.34         29
12/31/2001      349       .74         7.06         59
12/31/2000      144       .76         7.87         55
12/31/1999       85       .07          .63          5
11/30/1999       80       .78         6.94         38
11/30/1998       45       .78         6.62         62
High-Income Bond Fund
----------------------------------------------------------------------------------------------------
 Class 1
06/30/2003     $402       .52%/5/     8.52%/5/     25%
12/31/2002      335       .52         9.55         45
12/31/2001      403       .51         9.60         42
12/31/2000      436       .52         9.87         50
12/31/1999      586       .04          .79          1
11/30/1999      589       .51         9.13         31
11/30/1998      715       .51         8.66         66
---------------------------------------------------------
 Class 2
06/30/2003      256       .77/5/      8.25/5/      25
12/31/2002      183       .77         9.28         45
12/31/2001      156       .76         9.37         42
12/31/2000      117       .77         9.76         50
12/31/1999       99       .07          .77          1
11/30/1999       95       .76         8.86         31
11/30/1998       68       .76         8.60         66

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----

                     Income (loss) from investment operations/2/      Dividends and distributions
                     ------------------------------------------  -------------------------------------
                                     Net gains
           Net asset    Net         (losses) on                  Dividends                              Net asset
            value,   investment   securities (both   Total from  (from net  Distributions                value,
  Period   beginning   income       realized and     investment  investment (from capital     Total      end of    Total
  ended    of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/
U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $12.37      $.23           $ .10           $ .33       $(.44)        --           $(.44)     $12.26     2.68%
12/31/2002   11.87       .54             .55            1.09        (.59)        --            (.59)      12.37     9.45
12/31/2001   11.73       .66             .17             .83        (.69)        --            (.69)      11.87     7.24
12/31/2000   10.56       .68             .55            1.23        (.06)        --            (.06)      11.73    11.69
12/31/1999   10.78       .06            (.10)           (.04)       (.18)        --            (.18)      10.56     (.41)
11/30/1999   11.43       .69            (.67)            .02        (.67)        --            (.67)      10.78      .24
11/30/1998   11.18       .68             .26             .94        (.69)        --            (.69)      11.43     8.72
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   12.31       .22             .09             .31        (.42)        --            (.42)      12.20     2.53
12/31/2002   11.83       .50             .55            1.05        (.57)        --            (.57)      12.31     9.15
12/31/2001   11.70       .62             .18             .80        (.67)        --            (.67)      11.83     7.02
12/31/2000   10.56       .65             .55            1.20        (.06)        --            (.06)      11.70    11.39
12/31/1999   10.78       .05            (.10)           (.05)       (.17)        --            (.17)      10.56     (.43)
11/30/1999   11.42       .65            (.64)            .01        (.65)        --            (.65)      10.78      .08
11/30/1998   11.17       .68             .24             .92        (.67)        --            (.67)      11.42     8.46
Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003  $11.17      $.04            $ --/7/         $.04       $(.17)        --           $(.17)     $11.04      .39%
12/31/2002   11.41       .14              --/7/          .14        (.38)        --            (.38)      11.17     1.24
12/31/2001   11.65       .41             .01             .42        (.66)        --            (.66)      11.41     3.66
12/31/2000   11.05       .65             .01             .66        (.06)        --            (.06)      11.65     6.04
12/31/1999   11.13       .05              --/7/          .05        (.13)        --            (.13)      11.05      .46
11/30/1999   11.13       .49             .02             .51        (.51)        --            (.51)      11.13     4.73
11/30/1998   11.13       .57            (.01)            .56        (.56)        --            (.56)      11.13     5.17
----------------------------------------------------------------------------------------------------------------------------
 Class 2
06/30/2003   11.12       .03              --/7/          .03        (.14)        --            (.14)      11.01      .29
12/31/2002   11.37       .11              --/7/          .11        (.36)        --            (.36)      11.12     1.00
12/31/2001   11.62       .34             .05             .39        (.64)        --            (.64)      11.37     3.43
12/31/2000   11.04       .63             .01             .64        (.06)        --            (.06)      11.62     5.83
12/31/1999   11.12       .05              --/7/          .05        (.13)        --            (.13)      11.04      .43
11/30/1999   11.12       .48              --/7/          .48        (.48)        --            (.48)      11.12     4.47
11/30/1998   11.12       .55            (.02)            .53        (.53)        --            (.53)      11.12     4.92


           Net assets,  Ratio of  Ratio of net
             end of     expenses  income (loss) Portfolio
  Period   period (in  to average  to average   turnover
  ended     millions)  net assets  net assets     rate
U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003    $489        .46%/5/     3.80%/5/     33%
12/31/2002     517        .47         4.45         53
12/31/2001     386        .47         5.58         84
12/31/2000     362        .49         6.16         54
12/31/1999     421        .05          .52          2
11/30/1999     431        .52         6.06         58
11/30/1998     537        .51         6.11         89
---------------------------------------------------------
 Class 2
06/30/2003     318        .71/5/      3.54/5/      33
12/31/2002     288        .72         4.14         53
12/31/2001     137        .72         5.27         84
12/31/2000      70        .74         5.89         54
12/31/1999      48        .07          .51          2
11/30/1999      47        .77         5.83         58
11/30/1998      32        .75         5.68         89
Cash Management Fund
---------------------------------------------------------------------------------------------------------------
 Class 1
06/30/2003    $150        .47%/5/      .77%/5/     --
12/31/2002     203        .46         1.25         --
12/31/2001     218        .46         3.52         --
12/31/2000     211        .46         5.80         --
12/31/1999     317        .04          .45         --
11/30/1999     306        .46         4.65         --
11/30/1998     250        .46         5.07         --
---------------------------------------------------------
 Class 2
06/30/2003     116        .72/5/       .52/5/      --
12/31/2002     133        .71         1.00         --
12/31/2001     127        .71         2.99         --
12/31/2000      49        .71         5.60         --
12/31/1999      48        .06          .42         --
11/30/1999      48        .71         4.40         --
11/30/1998      34        .70         4.75         --


/1/ The period ended 2003 represents the six-month period ended June 30
    (unaudited). The periods ended 2000 through 2002 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The periods ended 1998 through 1999 represent the fiscal years ended November 30. Results for periods not representative of a full year are based on operations for the period shown.

/2/ Years ended 1999 and 1998 are based on shares on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Commenced operations July 5, 2001.

/5/ Annualized.


/6/ Commenced operations April 30, 1998.


/7/ Amount less than one cent.


/8/ Amount less than .01 percent.


/9/ Commenced operations June 17, 1999.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---

[LOGO] American Funds/SM/                The right choice for the long termSM

OTHER FUND INFORMATION
ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the
Series' investment strategies, and the independent accountants' report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the Series and the Series' investment adviser and its affiliated companies.
The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
To request a free copy of any of the documents listed above, please call American Funds Distributors, Inc. at 800/421-9900, or write to:
     Secretary of the Series
     333 South Hope Street
     Los Angeles, CA 90071
                                    [GRAPHIC]
VI 3-010-0104/RRD                Printed on recycled paper  Investment Company
File No. 811-3857
--------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                January 16, 2004

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May 1, 2003 (Class 1 and Class 2 shares) and January 16, 2004 (Class 3 shares). The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        6
Fundamental Policies and Investment Restrictions. . . . . . . . . .       18
Management of the Series. . . . . . . . . . . . . . . . . . . . . .       23
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       38
General Information . . . . . . . . . . . . . . . . . . . . . . . .       39
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Financial Statements




                    American Funds Insurance Series - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


GLOBAL DISCOVERY FUND

     General

     . The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     . The fund may hold cash or cash equivalents, government or other debt securities of companies outside the services and information area.

     Non-U.S. Securities

     . Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

     Debt Securities

     . The fund may not invest in debt securities rated below Ca or CC by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     Debt Securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Baa and BBB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

GLOBAL SMALL CAPITALIZATION FUND

     Equity Securities

     . Normally, the fund invests at least 80% of its assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion at the time of purchase based on U.S. share prices).

     Debt Securities

     . The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


                    American Funds Insurance Series - Page 2

GROWTH FUND

     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the S&P 500.

     Debt Securities

     . The fund may invest up to 10% of its assets in nonconvertible debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     Debt Securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated BBB and Baa or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

NEW WORLD FUND

     General

     . The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

     Equity Securities

     . The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

     Debt Securities

     . The fund may invest up to 25% of its assets in nonconvertible debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.


     . The fund may invest up to 25% of its assets in nonconvertible debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     Equity Securities

     . The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies);


                    American Funds Insurance Series - Page 3 that pay regular dividends; and whose debt securities are rated Baa or BBB or above by Moody's or S&P or unrated but determined to be of equivalent quality. The fund will not invest in private companies.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies (with market capitalizations of $4 billion and above) that are listed or traded in the United States.

GROWTH-INCOME FUND

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.


     Debt Securities

     . The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     . The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt Securities

     . Up to 25% of the fund's debt assets may be invested in nonconvertible debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.


     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the United States and not in the S&P 500.

     . The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity Securities

     . The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.


                    American Funds Insurance Series - Page 4

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa or BBB or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund may invest up to 35% of its assets in nonconvertible debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-INCOME BOND FUND

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and Other Securities

     . The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     . The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. Securities

     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.


                    American Funds Insurance Series - Page 5

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     . The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's or S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     . The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

     Maturity

     . The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if original maturity is greater than one year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                    American Funds Insurance Series - Page 6

Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.


     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the funds would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have


                    American Funds Insurance Series - Page 7 limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.


INVESTING IN PRIVATE COMPANIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from being able to sell their shares of the company for a period of time following the public offering.


Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and the High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of the New World Fund, the funds may invest in securities of issuers in developing countries only to a limited extent.


                    American Funds Insurance Series - Page 8

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.


Certain risk factors related to developing countries are discussed below:


     CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objective, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the


                    American Funds Insurance Series - Page 9 securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit



                   American Funds Insurance Series - Page 10 risks associated with the borrower. Investment in loan participations present the possibility that in the United States, the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.


The Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.


The Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in


                   American Funds Insurance Series - Page 11 part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.


Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a funds agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments in connection with these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than if they were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.


                   American Funds Insurance Series - Page 12

REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                   American Funds Insurance Series - Page 13

"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages ("IOs") and others may only receive the principal payments ("POs"); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INFLATION-INDEXED BONDS - The funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS - The funds may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In


                   American Funds Insurance Series - Page 14 addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


The Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by S&P and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the "Description of Commercial Paper Ratings" for a description of the ratings.


The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the investment adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The investment adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the investment adviser has reason to believe that the borrower could not make timely repayment upon demand.


"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other


                   American Funds Insurance Series - Page 15 obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."


"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility


                   American Funds Insurance Series - Page 16 that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


REINSURANCE RELATED NOTES AND BONDS - The High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


REVERSE REPURCHASE AGREEMENTS - The Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.


LOANS OF PORTFOLIO SECURITIES - The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *


                   American Funds Insurance Series - Page 17

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The Series has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


INVESTMENT RESTRICTIONS OF THE GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject


                   American Funds Insurance Series - Page 18 to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the Global Discovery Fund, Global Small Capitalization Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


                   American Funds Insurance Series - Page 19

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The funds may not invest more than 15% of their net assets in illiquid securities.

2. The funds will not issue senior securities, except as permitted by the 1940 Act.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.


                   American Funds Insurance Series - Page 20

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund will not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.


                   American Funds Insurance Series - Page 21

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.


Notwithstanding investment restriction number 9 above, if deemed advisable by their officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


                   American Funds Insurance Series - Page 22

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

                                        YEAR FIRST                                               NUMBER OF BOARDS
                         POSITION        ELECTED                                                  WITHIN THE FUND
                           WITH         A TRUSTEE          PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2/ ON WHICH
     NAME AND AGE       REGISTRANT   OF THE SERIES/1/               PAST 5 YEARS                  TRUSTEE SERVES
---------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
---------------------------------------------------------------------------------------------------------------------
 Lee A. Ault III         Trustee           1999         Chairman of the Board, In-Q-Tel, Inc.            1
 Age: 66                                                (information technology); former
                                                        Chairman, President and CEO,
                                                        Telecredit, Inc.
---------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee           1994         Private investor; former President              19
 Christie                                               and CEO, The Mission Group
 Age: 69                                                (non-utility holding company,
                                                        subsidiary of Southern California
                                                        Edison Company)
---------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee           1991         Private Investor; former Chairman,               1
 Age: 68                                                Linear Corporation (linear motor
                                                        design and production); former
                                                        President and Chief Executive
                                                        Officer, National Health Enterprises,
                                                        Inc.
---------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee           1995         Chairman of the Board and CEO, Senior           16
 Age: 67                                                Resource Group LLC (development and
                                                        management of senior living
                                                        communities)
---------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee           1999         President and CEO, Fuller Consulting            14
 Age: 56                                                (financial management consulting
                                                        firm)
---------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee           1994         Private investor; Chairman of the                5
 Age: 49                                                Board and CEO, Ladera Management
                                                        Company (venture capital and
                                                        agriculture); former owner and
                                                        President, Energy Investment, Inc.
                                                                                                ---------------------
------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee           1996         Chairman of the Board and CEO,                   6
 Age: 63                                                Cairnwood, Inc. (venture capital
                                                        investment)
---------------------------------------------------------------------------------------------------------------------


                            OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                   BY TRUSTEE
-----------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------
 Lee A. Ault III         Anworth Mortgage Asset Corp.;
 Age: 66                 Equifax, Inc.; Office Depot, Inc.

-----------------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 69                 Southwest Water Company;
                         Valero L.P.
-----------------------------------------------------------
 Joe E. Davis            Wilshire Technologies, Inc.;
 Age: 68                 Anworth Mortgage Asset Corp.;
                         Natural Alternatives Inc.
-----------------------------------------------------------
 Martin Fenton           None
 Age: 67
-----------------------------------------------------------
 Leonard R. Fuller       None
 Age: 56
-----------------------------------------------------------
 Mary Myers Kauppila     None
 Age: 49
-----------------------------------------------------------
 Kirk P. Pendleton       None
 Age: 63
-----------------------------------------------------------



                   American Funds Insurance Series - Page 23

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND           NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                      POSITION        A TRUSTEE         WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                      WITH THE      AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER          TRUSTEE                  HELD
   NAME AND AGE        SERIES      OF THE SERIES/1/           OF THE SERIES            OR OFFICER SERVES    BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton     Chairman of         1993         Senior Vice President and                2            None
 Age: 65             the Board                        Director, Capital Research
                                                      and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal    President           1998         Senior Vice President,                   2            None
 Age: 42             and Trustee                      Capital Research and
                                                      Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J.          Senior Vice         1991         Vice President and Secretary,            1            None
 Downer              President                        Capital Research and
 Age: 48             and Trustee                      Management Company;
                                                      Secretary, American Funds
                                                      Distributors, Inc.*;
                                                      Director, Capital Bank and
                                                      Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------




                   American Funds Insurance Series - Page 24

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                    PAST 5 YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT        OF THE SERIES                              OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro               Senior Vice               1998         Senior Vice President, Capital Research Company*
 Age: 42                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice               1993         Senior Vice President and Director, Capital Research and
 Age: 73                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President             1994         Senior Vice President, Capital Research and Management Company
 Huntington
 Age: 51
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President             1997         Senior Vice President, Capital Research and Management Company;
 Age: 40                                                            Chairman and Principal Executive Officer, Capital Research
                                                                    Company*; Director, American Funds Distributors, Inc.*;
                                                                    Director, The Capital Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet               Vice President             1994         Senior Vice President, Capital Research and Management Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President             1999         Senior Vice President, Capital Research Company*
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary                1994         Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer             Treasurer                1994         Vice President - Fund Business Management Group, Capital
 Age: 42                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant                1997         Vice President - Fund Business Management Group, Capital
 Age: 34                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Assistant                1999         Vice President - Fund Business Management Group, Capital
 Age: 36                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.


                   American Funds Insurance Series - Page 25

1 Trustees and officers of the Series serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Anchor Pathway Fund, which serves as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the Trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                   American Funds Insurance Series - Page 26

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Michael J. Downer                  None                       None
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION - No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The Series pays annual fees of $31,000 to Trustees who are not affiliated with the investment adviser, $2,500 for each Board of Trustees meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                   American Funds Insurance Series - Page 27

  TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Lee A. Ault III                 $49,500                        $ 49,500
-------------------------------------------------------------------------------------
 H. Frederick                     45,658                         237,470
 Christie/3/
-------------------------------------------------------------------------------------
 Joe E. Davis                     50,500                          50,500
-------------------------------------------------------------------------------------
 Martin Fenton/3/                 45,688                         210,225
-------------------------------------------------------------------------------------
 Leonard R. Fuller                40,715                         130,053
-------------------------------------------------------------------------------------
 Mary Myers                       42,100                         130,500
 Kauppila/3/
-------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             41,000                         166,334
-------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended December 31, 2002 includes earnings on amounts deferred in previous fiscal years.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages Anchor Pathway Fund, which serves as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: H. Frederick Christie ($188,227), Martin Fenton ($40,385), Mary Myers Kauppila ($379,903) and Kirk
  P. Pendleton ($168,344). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

                 SERIES ORGANIZATION AND THE BOARD OF TRUSTEES

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


The Series currently consists of separate funds which have separate assets and liabilities and which invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of each fund will be allocated directly to each fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.


                   American Funds Insurance Series - Page 28

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of all classes of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES - The Series has an Audit Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis and Martin Fenton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee provides oversight regarding the Series' accounting and financial reporting policies and practices, their internal controls and the internal controls of the Series' principal service providers. The Committee acts as a liaison between the Series' independent accountants and the full Board of Trustees. Four Audit Committee meetings were held during the 2002 fiscal year.


The Series has a Contracts Committee comprised of Lee A. Ault III, H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and Plan of Distribution under rule 12b-1 of the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The Series has a Nominating Committee comprised of Lee A. Ault III, Joe E. Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


                   American Funds Insurance Series - Page 29

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


At its most recent meeting on September 16, 2003, the Committee members discussed the investment results of the funds in both the short term and over the long term, noting that although the net asset value per share of most of the funds had declined in 2002, they had all increased during the eight months ended August 31, 2003 more than the median of comparable funds, and in most cases also had more favorable results over the five and ten-year periods ended August 31, 2003. The Committee reviewed in general the quality and quantity of the investment, administrative and business services provided to the funds. It noted that the levels of the advisory fees and total expenses were favorable relative to comparable funds. It also reviewed CRMC's profitability from its management and other services to all of the American Funds.


The Committee then turned to the renewal of the Series' Plan of Distribution. It considered the various factors referred to a memorandum from independent counsel, including among other things the purposes served by the Plan, the levels of sales of fund shares, the extent to which increases in asset levels of the funds had resulted in economies of scale, and the impact of Plan


                   American Funds Insurance Series - Page 30 expenses on existing shareholders of the funds. After this review, the Committee expressed its satisfaction with the benefits to the Series and its shareholders under the Plan.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the funds are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


Global Discovery Fund: 0.58% of net assets;


Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;


Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;


Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.


International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion;


New World Fund: 0.85% of net assets;


Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets in excess of $1.5 billion;


Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;


                   American Funds Insurance Series - Page 31

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets in excess of $2.0 billion;


Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets in excess of $1.0 billion;


High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets in excess of $1.0 billion;


U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets in excess of $1.0 billion;


Cash Management Fund: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.


The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


During the fiscal years ended December 31, 2002, 2001 and 2000, the investment adviser's total fees, respectively, amounted to the following: Global Growth Fund $5,127,000, $5,456,000 and $6,048,000; Global Small Capitalization Fund $3,411,000, $3,204,000 and $3,765,000; Growth Fund $26,296,000, $31,344,000 and
$37,904,000; International Fund $12,312,000, $15,387,000 and $22,785,000; New
World Fund $1,388,000, $1,285,000 and $1,135,000; Growth-Income Fund
$26,789,000, $27,394,000 and $26,218,000; Asset Allocation Fund $7,632,000,


                   American Funds Insurance Series - Page 32

$7,043,000 and $6,965,000; Bond Fund $3,330,000, $1,970,000 and $1,324,000;
High-Income Bond Fund $2,579,000, $2,831,000 and $3,078,000;
U.S. Government/AAA-Rated Securities Fund $2,893,000, $2,204,000 and $2,058,000; and Cash Management Fund $1,454,000, $1,390,000 and $1,267,000. During the fiscal year ended December 31, 2002 and the period ended December 31, 2001, the investment adviser's total fees, respectively, amounted to the following: Global Discovery Fund $103,000 and $35,000; and Blue Chip Income and Growth Fund $1,574,000 and $188,000.


PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the "Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the investment adviser and related companies. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2002, the Series incurred distribution expenses for Class 2 shares of $25,371,000, payable to certain life insurance companies under the Plan. Fees are paid for Class 2 shares to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses with respect to Class 2 shares were $2,350,000.


                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:


                   American Funds Insurance Series - Page 33

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the Series' Board. The fair value of all other assets is added to the value of securities to arrive at the total assets.


The Series' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets.


                   American Funds Insurance Series - Page 34

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.


In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30


                   American Funds Insurance Series - Page 35 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.


     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.


     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these


                   American Funds Insurance Series - Page 36 securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the funds which must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.


     In addition, some of the bonds may be purchased by the funds at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If a fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


                   American Funds Insurance Series - Page 37

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the funds' portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more investment dealers are in a position to obtain the best price and execution, preference may be given to dealers who have sold shares of the funds, as well as shares of other American Funds, or who have provided investment research, statistical or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the dealer's sales of the funds' shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the funds. The funds do not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2002, 2001 and 2000, respectively, amounted to the following:
Global Growth Fund $1,001,000, $946,000 and $1,191,000; Global Small Capitalization Fund $1,476,000, $569,000 and $948,000; Growth Fund $9,257,000,
$5,646,000 and $6,133,000; International Fund $2,481,000, $4,046,000 and
$5,853,000; New World Fund $194,000, $244,000 and $310,000; Growth-Income Fund
$7,958,000, $7,914,000 and $7,472,000; and Asset Allocation Fund $975,000,
$581,000 and $598,000. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2002 and 2001, respectively, amounted to the following: Global Discovery Fund $30,000 and $13,000; Blue Chip Income and Growth Fund $707,000 and $237,000; and High-Income Bond Fund $7,000 and $15,000. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2002 only amounted to the following: Bond Fund $2,000. During the most recent fiscal year, an increase in trading activity in the Global Small Capitalization, Growth, International and Blue Chip Income and Growth funds resulted in higher brokerage commissions.


Dealer concessions (a commission built into the price of a bond) paid on underwriting transactions for the 2002 fiscal year amounted to the following:
Global Discovery Fund $2,000; Global Growth Fund $5,000; Global Small Capitalization Fund $331,000; Growth Fund $1,223,000; International Fund $249,000; New World Fund $21,000; Blue Chip Income and Growth Fund $15,000; Growth-Income Fund $336,000; Asset Allocation Fund $1,400,000; Bond Fund $1,277,000; High-Income Bond Fund $1,263,000; and U.S. Government/AAA-Rated Securities Fund $182,000.


The Series is required to disclose information regarding investments in the securities of their "regular" investment dealers (or parent companies of their regular investment dealers) that derive more than 15% of their revenue from investment dealer, underwriter or investment adviser activities. A regular investment dealer is: (1) one of the 10 investment dealers that received from



                   American Funds Insurance Series - Page 38 the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series' portfolio transactions during the Series' most recent fiscal year; (2) one of the 10 investment dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year; or (3) one of the 10 investment dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year. At the end of the Series' most recent fiscal year, the following funds held equity or debt securities of their regular broker-dealers:


Global Discovery Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $168,000.


Global Growth Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $8,640,000.


Blue Chip Income and Growth Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $17,400,000.


Growth-Income Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $178,800,000, Bank of America Corp. in the amount of $53,917,000, Wachovia Corp. in the amount of $30,245,000 and Citigroup Inc. in the amount of $19,356,000.


Asset Allocation Fund held equity securities of Bank of America Corp. in the amount of $34,785,000 and J.P. Morgan Chase & Co. in the amount of $21,000,000.


Bond Fund held debt securities of Bank of America Corp. in the amount of $1,529,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as Custodian. Certain securities and cash owned by New World Fund, including proceeds from the sales of shares of the fund and of securities in the fund's portfolio, are held by JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $67,000 for Class 1 shares and $55,000 for Class 2 shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as


                   American Funds Insurance Series - Page 39 experts in accounting and auditing. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the Series and for Trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of investment adviser personnel. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The Series' fiscal year ends on December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.


PERSONAL INVESTING POLICY - The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more


                   American Funds Insurance Series - Page 40

American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


                   American Funds Insurance Series - Page 41

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.


AUTHORIZED SHARES - The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.


                   American Funds Insurance Series - Page 42

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                   American Funds Insurance Series - Page 43

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                   American Funds Insurance Series - Page 44


GLOBAL DISCOVERY FUND
                                        Investment portfolio as of June 30, 2003
Unaudited

                                                                                      Shares                Market
                                                                                                             value
STOCKS (common & preferred)                                                                                   (000)
-------------------------------------------------------------------------------------------------------------------


SEMICONDUCTORS & semiconductor equipment  -  6.18%
Texas Instruments Inc.                                                                13,000           $       229
Xilinx, Inc.  (1)                                                                      8,375                   212
Applied Materials, Inc.  (1)                                                          12,000                   190
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                             105,000                   173
Rohm Co., Ltd. (Japan)                                                                 1,500                   163
Maxim Integrated Products, Inc.                                                        4,000                   137
ASML Holding NV (Netherlands) (1)                                                     12,600                   120
Altera Corp.  (1)                                                                      7,000                   115
Samsung Electronics Co., Ltd. (South Korea)                                              280                    83
KLA-Tencor Corp.  (1)                                                                  1,675                    78
Linear Technology Corp.                                                                2,150                    69


INSURANCE  -  5.52%
American International Group, Inc.                                                    11,875                   655
PartnerRe Holdings Ltd. (Polynational)                                                 4,100                   210
XL Capital Ltd., Class A                                                               2,200                   183
Berkshire Hathaway Inc., Class A  (1)                                                      2                   145
Manulife Financial Corp. (Canada)                                                      3,000                    85
Allstate Corp.                                                                         2,300                    82
Allianz AG (Germany)                                                                     350                    29
Allianz AG  (2)                                                                          163                    13


COMMUNICATIONS EQUIPMENT  -  5.41%
Cisco Systems, Inc.  (1)                                                              43,100                   719
Lucent Technologies Inc. 8.00% convertible preferred 2031                                500                   499
CIENA Corp.  (1)                                                                      30,000                   156


MEDIA  -  5.38%
AOL Time Warner Inc.  (1)                                                             47,500                   764
Liberty Media Corp., Class A  (1)                                                     37,000                   428
Clear Channel Communications, Inc.  (1)                                                2,125                    90
Viacom Inc., Class B, nonvoting  (1)                                                   1,875                    82


COMMERCIAL BANKS  -  4.82%
Wells Fargo & Co.                                                                      9,650                   486
ABN AMRO Holding NV (Netherlands)                                                     15,400                   294
Kookmin Bank (South Korea)                                                             6,350                   192
HSBC Holdings PLC (United Kingdom)                                                    13,400                   159
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
  units (Japan)                                                                   12,000,000                    93


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.51%
Deutsche Telekom AG (Germany) (1)                                                     23,000                   350
Royal KPN NV (Netherlands) (1)                                                        44,900                   318
CenturyTel, Inc.                                                                       7,000                   244
Telefonica, SA (Spain) (1)                                                            20,000                   232


AIRLINES  -  4.12%
Southwest Airlines Co.                                                                20,800                   358
Qantas Airways Ltd. (Australia)                                                      112,100                   246
Deutsche Lufthansa AG (Germany)                                                       19,900                   232
Ryanair Holdings PLC (ADR) (Ireland) (1)                                               3,100                   139
British Airways PLC (United Kingdom) (1)                                              28,000                    70


IT SERVICES  -  3.93%
Paychex, Inc.                                                                         13,200                   387
Concord EFS, Inc.  (1)                                                                14,000                   206
Titan Corp.  (1)                                                                      20,000                   206
Electronic Data Systems Corp.                                                          6,100                   131
Automatic Data Processing, Inc.                                                        2,000                    68


MULTILINE RETAIL  -  3.66%
Target Corp.                                                                          11,500                   435
Kohl's Corp.  (1)                                                                      5,000                   257
Dollar General Corp.                                                                  13,000                   237


WIRELESS TELECOMMUNICATION SERVICES  -  3.66%
Maxis Communications Bhd. (Malaysia)                                                 267,500                   402
AT&T Wireless Services, Inc.  (1)                                                     30,000                   246
Vodafone Group PLC (United Kingdom)                                                   82,000                   161
Sprint Corp. 7.125% convertible preferred 2004                                  15,000 units                   119


INTERNET & catalog retail  -  3.28%
InterActiveCorp (formerly USA Interactive) (1)                                        11,800                   467
eBay Inc.  (1)                                                                         3,500                   365


SPECIALTY RETAIL  -  3.18%
Gap, Inc.                                                                             30,000                   563
Lowe's Companies, Inc.                                                                 3,700                   159
Barnes & Noble, Inc.  (1)                                                              2,500                    58
United Rentals, Inc.  (1)                                                              2,000                    28


HEALTH CARE PROVIDERS & services  -  2.82%
Express Scripts, Inc.  (1)                                                             4,000                   273
HCA Inc.                                                                               5,500                   176
Aetna Inc.                                                                             2,900                   175
Service Corp. International  (1)                                                      23,600                    91


FOOD & STAPLES RETAILING  -  2.39%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                      119,300                   351
Costco Wholesale Corp.  (1)                                                            7,000                   256


COMPUTERS & PERIPHERALS  -  2.30%
EMC Corp.  (1)                                                                        40,000                   419
International Business Machines Corp.                                                  2,000                   165


CONSUMER FINANCE  -  2.13%
Capital One Financial Corp.                                                           11,000                   541


OFFICE ELECTRONICS  -  2.07%
Seiko Epson Corp. (Japan) (1)                                                         17,700                   526


COMMERCIAL SERVICES & supplies  -  1.94%
Robert Half International Inc.  (1)                                                   18,000                   341
ServiceMaster Co.                                                                     14,000                   150


INTERNET SOFTWARE & SERVICES  -  1.86%
Yahoo! Inc.  (1)                                                                       8,000                   262
Yahoo Japan Corp. (Japan) (1)                                                             13                   211


CHEMICALS  -  1.81%
Nitto Denko Corp. (Japan)                                                             14,000                   458


THRIFTS & MORTGAGE FINANCE  -  1.71%
Freddie Mac                                                                            6,500                   330
Fannie Mae                                                                             1,550                   105


HOTELS, RESTAURANTS & LEISURE  -  1.28%
Carnival Corp., units                                                                 10,000                   325


MULTI-UTILITIES & UNREGULATED POWER  -  0.98%
El Paso Corp.                                                                         28,800                   233
AES Corp.  (1)                                                                         2,300                    15


CAPITAL MARKETS  -  0.97%
J.P. Morgan Chase & Co.                                                                5,000                   171
Investment Technology Group, Inc.  (1)                                                 4,000                    74


SOFTWARE  -  0.89%
Microsoft Corp.                                                                        5,000                   128
Oracle Corp.  (1)                                                                      7,500                    90
Novell, Inc.  (1)                                                                      3,000                     9


ENERGY EQUIPMENT & SERVICES  -  0.56%
Schlumberger Ltd.                                                                      3,000                   143


ELECTRIC UTILITIES  -  0.56%
Scottish Power PLC (United Kingdom)                                                   23,500                   141


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.48%
Electrocomponents PLC (United Kingdom)                                                23,000                   123


AEROSPACE & DEFENSE  -  0.41%
Mercury Computer Systems, Inc.  (1)                                                    5,800                   105


DIVERSIFIED FINANCIAL SERVICES  -  0.20%
ING Groep NV (Netherlands)                                                             2,586                    45
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                      4,000                     6

                                                                                             ----------------------
Total stocks (cost: $20,849,000)                                                                            20,055
                                                                                             ----------------------



                                                                                   Principal                Market
                                                                                      amount                 value
Convertible debentures                                                                  (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.73%
Agere Systems Inc. 6.50% convertible notes 2009                                        $ 160                   184
                                                                                             ----------------------
Total convertible debentures (cost: $153,000)                                                                  184
                                                                                             ----------------------

MISCELLANEOUS  -  4.00%
Other equity securities in initial period of acquisition                                                     1,014
                                                                                             ----------------------
Total equity securities (cost: $21,002,000)                                                                 21,253
                                                                                             ----------------------

                                                                                   Principal                Market
                                                                                      amount                 value
Short-term securities                                                                   (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES  -  13.05%
Harley-Davidson Funding Corp. 1.03% due 7/28/03 (2)                      $               700                   699
USAA Capital Corp. 0.90% due 7/2/03                                                      500                   500
Receivables Capital Corp. 1.02% due 7/8/03 (2)                                           450                   450
Corporate Asset Funding Co. Inc. 0.95% due 8/1/03 (2)                                    400                   400
E.I. du Pont de Nemours & Co. 0.91% due 7/15/03                                          390                   390
General Electric Capital Corp. 1.32% due 7/1/03                                          370                   370
Preferred Receivables Funding Corp. 1.05% due 7/21/03 (2)                                300                   300
Triple-A One Funding Corp. 1.22% due 7/7/03 (2)                                          203                   203


FEDERAL AGENCY DISCOUNT NOTES  -  3.35%
Fannie Mae 1.18-1.19% due 7/9-7/31/03                                                    850                   849
                                                                                             ----------------------
Total short-term securities (cost: $4,161,000)                                                               4,161
                                                                                             ----------------------
Total investment securities (cost: $25,163,000)                                                             25,414
New Taiwanese Dollar (cost: $10,000)                                                  NT$343                    10

Other assets less liabilities                                                                                  (46)
                                                                                             ----------------------

Net assets                                                                                                 $25,378
                                                                                             ======================

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements






AMERICAN FUNDS INSURANCE SERIES GLOBAL GROWTH FUND
Investment portfolio, June 30, 2003

Unaudited

                                                                                                   Market
                                                                                                    value
Equity securities (common & preferred stocks)                                       Shares           (000)

PHARMACEUTICALS  -  7.62%
AstraZeneca PLC (United Kingdom)                                                   203,960         $8,189
AstraZeneca PLC (Sweden)                                                           197,405          8,003
AstraZeneca PLC (ADR)                                                                3,000            122
Shionogi & Co., Ltd. (Japan)                                                     1,033,000         13,995
Eli Lilly and Co. (USA)                                                            130,000          8,966
Novo Nordisk A/S, Class B (Denmark)                                                248,500          8,699
Forest Laboratories, Inc. (USA) (1)                                                144,800          7,928
Pfizer Inc (formed by the merger of Pharmacia Corp. and Pfizer Inc) (USA)           91,000          3,108
H. Lundbeck A/S (Denmark)                                                          145,350          2,943
UCB NV (Belgium)                                                                    82,320          2,255
Aventis (France)                                                                    35,000          1,925
Sanofi-Synthelabo (France)                                                          16,000            937
Elan Corp., PLC (ADR) (Ireland) (1)                                                 50,000            282


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.05%
Telekom Austria AG (Austria) (1)                                                 1,806,000         20,484
Telefonica, SA (Spain) (1)                                                         919,929         10,677
Swisscom AG (Switzerland)                                                           31,000          8,819
Royal KPN NV (formerly Koninklijike PTT Nederland NV) (Netherlands) (1)          1,123,300          7,957
Deutsche Telekom AG (Germany) (1)                                                  412,500          6,279
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                              130,000          4,085
AT&T Corp. (USA)                                                                   204,500          3,937
Telewest Communications PLC (United Kingdom) (1)                                 1,500,000             43
NTL Inc., Series A, warrants, expire 2011 (USA) (1)                                  4,771              5


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.31%
Samsung Electronics Co., Ltd. (South Korea)                                         47,100         14,016
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                         7,054,220         11,651
Applied Materials, Inc. (USA) (1)                                                  425,000          6,740
Texas Instruments Inc. (USA)                                                       320,000          5,632
Altera Corp. (USA) (1)                                                             225,000          3,690
Xilinx, Inc. (USA) (1)                                                             110,000          2,784
Maxim Integrated Products, Inc. (USA)                                               75,000          2,564
Rohm Co., Ltd. (Japan)                                                              23,000          2,507
Tokyo Electron Ltd. (Japan)                                                         50,000          2,369
ASML Holding NV, New York registered (Netherlands) (1)                             230,000          2,199
Linear Technology Corp. (USA)                                                       50,000          1,610


MEDIA  -  5.94%
AOL Time Warner Inc. (USA) (1)                                                   1,137,000         18,294
Clear Channel Communications, Inc. (USA) (1)                                       190,000          8,054
Viacom Inc., Class B, nonvoting (USA) (1)                                          134,777          5,884
News Corp. Ltd. (Australia)                                                        592,395          4,450
News Corp. Ltd., preferred                                                          90,414            557
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)             120,000          4,140
Fox Entertainment Group, Inc., Class A (USA) (1)                                   125,000          3,597
Comcast Corp., Class A (USA) (1)                                                    88,153          2,660
Univision Communications Inc., Class A (USA) (1)                                    70,000          2,128
Thomson Corp. (Canada)                                                              40,000          1,253
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)               87,250            822
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                            155,973            420
SET India Ltd. (India) (1) (2) (3)                                                   6,400            220
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                         42,000              -


OIL & GAS  -  4.42%
Norsk Hydro AS (Norway)                                                            186,000          9,128
Husky Energy Inc. (Canada)                                                         675,000          8,726
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                      100,000          3,985
"Shell" Transport and Trading Co., PLC                                             500,000          3,305
ENI SpA (Italy)                                                                    210,000          3,176
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)             150,000          2,964
Imperial Oil Ltd. (Canada)                                                          76,468          2,670
Canadian Natural Resources, Ltd. (Canada)                                           51,000          2,025
BG Group PLC (United Kingdom)                                                      400,000          1,775
Apache Corp. (USA)                                                                  20,750          1,350


FOOD PRODUCTS  -  4.04%
Nestle SA (Switzerland)                                                             45,000          9,293
Unilever PLC (United Kingdom)                                                      722,317          5,759
Kraft Foods Inc., Class A (USA)                                                    140,000          4,557
Unilever NV (Netherlands)                                                           60,000          3,218
Nissin Food Products Co., Ltd. (Japan)                                             146,000          3,045
Groupe Danone (France)                                                              22,000          3,043
Nestle India Ltd. (India)                                                          192,832          2,425
Lindt & Sprungli AG, participation certificate (Switzerland)                         2,000          1,227
Lindt & Sprungli AG                                                                    175          1,161
Sara Lee Corp. (USA)                                                               105,000          1,975


COMMERCIAL BANKS  -  4.00%
Kookmin Bank (South Korea)                                                         225,060          6,791
Bank of Nova Scotia (Canada)                                                       146,000          6,482
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
units (Japan)                                                                  753,000,000          5,808
Royal Bank of Canada (Canada)                                                      114,000          4,832
HSBC Holdings PLC (United Kingdom)                                                 340,000          4,022
Westpac Banking Corp. (Australia)                                                  214,348          2,336
Societe Generale (France)                                                           31,000          1,964
Shinhan Financial Group Co., Ltd. (South Korea)                                    152,000          1,586
Svenska Handelsbanken Group, Class A (Sweden)                                       52,100            853
Lloyds TSB Group PLC (United Kingdom)                                              100,000            711


WIRELESS TELECOMMUNICATION SERVICES  -  3.50%
Vodafone Group PLC (United Kingdom)                                              5,800,000         11,356
Vodafone Group PLC (ADR)                                                           350,000          6,877
America Movil SA de CV, Series L (ADR) (Mexico)                                    175,500          3,291
NTT DoCoMo, Inc. (Japan)                                                             1,425          3,085
mm02 PLC (United Kingdom) (1)                                                    2,600,000          2,438
Bouygues SA (France)                                                                75,000          2,070
KDDI Corp. (Japan)                                                                     480          1,859


SPECIALTY RETAIL  -  2.93%
Michaels Stores, Inc. (USA) (1)                                                    195,000          7,422
Lowe's Companies, Inc. (USA)                                                       140,000          6,013
Limited Brands, Inc. (USA)                                                         310,000          4,805
Dixons Group PLC (United Kingdom)                                                1,691,929          3,690
Kingfisher PLC (United Kingdom)                                                    587,842          2,693
FAST RETAILING CO., LTD. (Japan)                                                    40,000          1,236


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.61%
Centerpulse (Switzerland) (1)                                                       60,272         16,233
Synthes-Stratec Inc. (Switzerland)                                                   9,500          6,830


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.58%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                  299,200          9,844
Murata Manufacturing Co., Ltd. (Japan)                                             132,000          5,188
Venture Corp. Ltd. (Singapore)                                                     490,000          4,482
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                      621,000          2,258
Celestica Inc. (Canada) (1)                                                         65,000          1,024


INDUSTRIAL CONGLOMERATES  -  2.33%
Tyco International Ltd. (USA)                                                      520,000          9,870
General Electric Co. (USA)                                                         260,000          7,457
Siemens AG (Germany)                                                                66,000          3,232


METALS & MINING  -  2.29%
Cia. Vale do Rio Doce, preferred nominative, Class A (Brazil)                      215,000          5,884
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                    75,000          2,225
WMC Resources Ltd (Australia) (1)                                                2,955,000          6,957
Alumina Ltd. (Australia)                                                         1,155,000          3,153
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                             40,000          1,392
Anglogold Ltd. (South Africa)                                                       21,000            667


AIRLINES  -  2.23%
easyJet PLC (United Kingdom) (1)                                                 2,590,000          9,843
British Airways PLC (United Kingdom) (1)                                         3,153,296          7,893
Ryanair Holdings PLC (ADR) (Ireland) (1)                                            33,000          1,482
Ryanair Holdings PLC (1)                                                            67,300            484


BEVERAGES  -  2.03%
Orkla AS (Norway)                                                                  662,285         11,444
Anheuser-Busch Companies, Inc. (USA)                                                50,000          2,553
PepsiCo, Inc. (USA)                                                                 45,000          2,003
Heineken NV (Netherlands)                                                           56,000          1,986


FOOD & STAPLES RETAILING  -  2.02%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                              228,000          6,721
Koninklijke Ahold NV (Netherlands)                                                 690,000          5,727
Woolworths Ltd. (Australia)                                                        641,390          5,386


CHEMICALS  -  1.63%
Dow Chemical Co. (USA)                                                             330,000         10,217
Nitto Denko Corp. (Japan)                                                           90,000          2,945
Valspar Corp. (USA)                                                                 30,000          1,267


AUTOMOBILES  -  1.62%
Suzuki Motor Corp. (Japan)                                                         370,000          4,813
Honda Motor Co., Ltd. (Japan)                                                      125,000          4,736
Bayerische Motoren Werke AG (Germany)                                               95,000          3,648
Renault SA (France)                                                                 20,450          1,081


HEALTH CARE PROVIDERS & SERVICES  -  1.54%
Rhon-Klinikum AG, nonvoting preferred (Germany)                                    108,400          4,150
Rhon-Klinikum AG                                                                    96,200          3,832
Fresenius Medical Care AG, preferred (Germany)                                     161,000          5,674


SOFTWARE  -  1.52%
Microsoft Corp. (USA)                                                              347,000          8,887
Cadence Design Systems, Inc. (USA) (1)                                             217,000          2,617
Mentor Graphics Corp. (USA) (1)                                                    132,000          1,911


CONSUMER FINANCE  -  1.27%
Capital One Financial Corp. (USA)                                                  175,000          8,607
ORIX Corp. (Japan)                                                                  30,000          1,659
SFCG CO., LTD.  (Japan)                                                             10,000            925


INSURANCE  -  1.24%
American International Group, Inc. (USA)                                            80,000          4,414
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                               34,000          3,435
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                        350,000          1,623
Allianz AG (Germany)                                                                12,000            993
Allianz AG (2)                                                                       5,600            464


PERSONAL PRODUCTS  -  1.11%
Shiseido Co., Ltd. (Japan)                                                         705,000          6,851
Avon Products, Inc. (USA)                                                           47,900          2,979


ELECTRIC UTILITIES  -  1.11%
Scottish Power PLC (United Kingdom)                                              1,245,778          7,493
E.ON AG (Germany)                                                                   45,000          2,307


INTERNET & CATALOG RETAIL  -  1.11%
InterActiveCorp (formerly USA Interactive) (USA) (1)                               150,000          5,936
eBay Inc. (USA) (1)                                                                 36,900          3,844


HOTELS, RESTAURANTS & LEISURE  -  1.08%
Starbucks Corp. (USA) (1)                                                          220,000          5,394
Carnival Corp., units (USA)                                                        128,000          4,161


CAPITAL MARKETS  -  0.91%
J.P. Morgan Chase & Co. (USA)                                                      235,000          8,032


TEXTILES, APPAREL & LUXURY GOODS  -  0.87%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                         478,000          7,735


OFFICE ELECTRONICS  -  0.74%
Canon, Inc. (Japan)                                                                143,000          6,561


COMMUNICATIONS EQUIPMENT  -  0.71%
Cisco Systems, Inc. (USA) (1)                                                      205,000          3,421
Motorola, Inc. (USA)                                                               300,000          2,829


DIVERSIFIED FINANCIAL SERVICES  -  0.62%
ING Groep NV (Netherlands)                                                         315,172          5,474


TOBACCO  -  0.51%
Altria Group, Inc. (USA)                                                           100,000          4,544


HOUSEHOLD PRODUCTS  -  0.46%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates 1,540,000          4,108
 (Mexico)


BUILDING PRODUCTS  -  0.41%
Asahi Glass Co., Ltd. (Japan)                                                      585,000          3,629


COMMERCIAL SERVICES & SUPPLIES  -  0.39%
Brambles Industries PLC (United Kingdom)                                           938,100          2,542
Brambles Industries Ltd. (Australia)                                               287,358            881


MACHINERY  -  0.37%
Volvo AB, Class B (Sweden)                                                         149,450          3,286


HOUSEHOLD DURABLES  -  0.36%
Koninklijke Philips Electronics NV (Netherlands)                                   110,000          2,091
Sony Corp. (Japan)                                                                  39,200          1,103


PAPER & FOREST PRODUCTS  -  0.34%
Stora Enso Oyj, Class R  (Finland)                                                 150,000          1,676
Weyerhaeuser Co. (USA)                                                              25,000          1,350


IT SERVICES  -  0.28%
Sabre Holdings Corp., Class A (USA)                                                100,000          2,465


ENERGY EQUIPMENT & SERVICES  -  0.27%
Schlumberger Ltd. (USA)                                                             50,900          2,421


AIR FREIGHT & LOGISTICS  -  0.27%
United Parcel Service, Inc., Class B (USA)                                          37,000          2,357


OTHER INDUSTRIES  -  0.84%
ABB Ltd (Switzerland) (1)                                                          610,000          2,006
ABB Ltd (Sweden) (1)                                                                23,560             78
National Grid Transco PLC (United Kingdom)                                         300,000          2,037
Holcim Ltd. (Switzerland)                                                           47,500          1,757
Anoto Group AB (Sweden) (1)                                                        739,700          1,007
Opticom ASA (Norway) (1)                                                            52,800            584


MISCELLANEOUS  -  2.48%
Other equity securities in initial period of acquisition                                           21,909


Total equity securities (cost: $769,417,000)                                                      759,870


                                                                                 Principal         Market
                                                                                    amount          value
Short-term securities                                                                 (000)          (000)

CORPORATE SHORT-TERM NOTES  -  11.67%
KFW International Finance Inc. 0.98%-1.15% due 7/9-9/15/03 (2)                      16,400         16,373
Preferred Receivables Funding Corp. 1.05%-1.18% due 7/11-8/4/03 (2)                 14,500         14,492
Toyota Motor Credit Corp. 1.02%-1.13% due 7/10-8/11/03 (2)                          14,300         14,289
HBOS Treasury Services PLC 1.15%-1.235% due 7/7-7/9/03                              13,600         13,596
ANZ (Delaware) Inc. 1.22% due 7/1/03                                                12,000         12,000
Asset Securitization Cooperative Corp. 1.22% due 7/18/03 (2)                        10,200         10,194
BMW U.S. Capital Corp. 1.20% due 8/25/03                                            10,000          9,981
American Honda Finance Corp. 1.15% due 7/8/03                                        7,200          7,198
Danske Corp. 1.25% due 7/8/03                                                        3,500          3,499
Svenska Handelsbanken 1.25% due 7/2/03                                               1,500          1,500


FEDERAL AGENCY DISCOUNT NOTES  -  2.45%
Fannie Mae 0.92%-1.18% due 7/23-7/31/03                                             12,900         12,889
Federal Home Loan Bank 1.15% due 7/9/03                                              8,800          8,797


Total short-term securities (cost: $124,809,000)                                                  124,808


Total investment securities (cost: $894,226,000)                                                  884,678
New Taiwanese Dollar (cost:  $459,000)                                           NT$15,803            458
Other assets less liabilities                                                                      (1,126)

Net assets                                                                                       $884,010

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL SMALL CAPITALIZATION FUND
                                        Investment portfolio as of June 30, 2003

Unaudited

                                                            Shares     Market
Stocks                                                                  value
(common & preferred)                                                     (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  8.18%
PMC-Sierra, Inc. (USA) (1)                                 700,000      8,211
Cymer, Inc. (USA) (1)                                      190,000      5,996
Integrated Circuit Systems, Inc. (USA) (1)                 175,000      5,500
Semtech Corp. (USA) (1)                                    350,000      4,984
PDF Solutions, Inc. (USA) (1)                              340,000      3,927
Micrel, Inc. (USA) (1)                                     350,000      3,636
Faraday Technology Corp. (Taiwan) (1)                    1,313,000      3,158
Applied Micro Circuits Corp. (USA) (1)                     500,000      3,025
O2Micro International Ltd. (USA) (1)                       150,000      2,416


MEDIA  -  6.34%
Gemstar International Group Ltd. (USA) (1)                 950,000      4,835
Sanctuary Group PLC (United Kingdom)                     4,200,000      3,053
Lions Gate Entertainment Corp. (Canada) (1)                990,200      1,878
Lions Gate Entertainment Corp., Series A, 5.25%
 convertible preferred (2)(3)(4)                               572      1,077
Lions Gate Entertainment Corp., warrants, expire
  2004 (1)(2)(4)                                           237,150         -
Clear Media Ltd. (Hong Kong) (1)                         5,000,000      2,757
Corus Entertainment Inc., Class B, nonvoting (Canada)(1)   160,500      2,697
SBS Broadcasting SA (Luxembourg) (1)                       118,000      2,106
Astral Media Inc., Class A (Canada)                        120,000      2,021
Gray Television, Inc. (USA)                                160,000      1,984
Woongjin.com Co., Ltd. (South Korea)                       490,900      1,856
Fox Kids Europe NV (Netherlands) (1)                       284,300      1,762
UnitedGlobalCom, Inc., Class A (USA) (1)                   300,000      1,551
Capital Radio PLC (United Kindgom)                         168,500      1,434
Emmis Communications Corp., Class A (USA) (1)               60,000      1,377
CanWest Global Communications Corp. (Canada) (1)           175,000      1,118
BKN International AG (Germany) (1)                         165,000        152
Lone Star Research, Inc. (USA) (1)  (2)  (4)               322,270          3


BIOTECHNOLOGY  -  6.32%
Amylin Pharmaceuticals, Inc. (USA) (1)                     715,100     15,654
QIAGEN NV (Netherlands) (1)                                634,629      5,153
IDEXX Laboratories, Inc. (USA) (1)                         115,000      3,857
Q-Med AB (Sweden) (1)                                      235,359      3,690
ILEX Oncology, Inc. (USA) (1)                               97,300      1,889
OSI Pharmaceuticals, Inc. (USA) (1)                         30,000        966
Vical Inc. (USA) (1)                                        80,000        348


COMMERCIAL SERVICES & SUPPLIES  -  5.92%
Education Management Corp. (USA) (1)                       175,000      9,307
S1 Corp. (South Korea)                                     310,000      5,873
Techem AG (Germany) (1)                                    370,000      4,545
Sylvan Learning Systems, Inc. (USA) (1)                    190,000      4,340
Portfolio Recovery Associates, Inc. (USA) (1)               80,000      2,495
Informatics Holdings Ltd. (Singapore)                    4,257,000      1,910
Kroll Inc. (USA) (1)                                        40,000      1,082


SPECIALTY RETAIL  -  4.24%
CarMax, Inc. (USA) (1)                                     310,000      9,347
Sharper Image Corp. (USA) (1)                              250,000      6,818
Culture Convenience Club Co., Ltd. (Japan)                 370,000      3,580
Restoration Hardware, Inc. (USA)  (1) (2)                  282,051      1,269
Restoration Hardware, Inc. (1)                              37,000        167


METALS & MINING  -  3.94%
Wheaton River Minerals Ltd. (Canada) (1) (2)             2,692,000      3,381
Wheaton River Minerals Ltd., warrants, expire 2007
 (1) (2)                                                 1,141,750        548
First Quantum Minerals Ltd. (Canada) (1)                   900,000      3,657
Kenmare Resources PLC (Ireland) (1)                     12,000,000      2,652
Peter Hambro Mining PLC (United Kingdom) (1)               638,542      2,595
Gabriel Resources Ltd. (Canada) (1)                      1,400,000      2,534
Thistle Mining Inc. (Canada) (1)                         3,945,455      1,545
Thistle Mining Inc., GBP denominated (1)                 2,100,000        815
Thistle Mining Inc., warrants, expire 2004 (1) (2) (4)   1,050,000         36
Northern Orion Explorations Ltd., units (Canada)
 (1) (2)                                                10,000,000      1,048
Yanzhou Coal Mining Co. Ltd., Class H (China)            1,850,000        860
Navan Mining PLC (United Kingdom) (1)  (4)               4,110,000          -
Namibian Minerals Corp., warrants, expire 2006
 (Canada)(1)                                               950,000          -


HOTELS, RESTAURANTS & LEISURE  -  3.90%
J D Wetherspoon PLC (United Kingdom)                     1,550,000      5,993
Luminar PLC (United Kingdom)                               500,000      3,759
Orient-Express Hotels Ltd., Class A (USA) (1)              185,000      2,729
Pinnacle Entertainment, Inc. (USA) (1)                     400,000      2,720
Extended Stay America, Inc. (USA) (1)                      200,000      2,698
Stanley Leisure PLC (United Kingdom)                       305,000      1,608


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.62%
Kingboard Chemical Holdings Ltd. (Hong Kong)             6,200,000      5,168
Kingboard Chemical Holdings Ltd., warrants, expire
 2003 (1)                                                  460,000         59
National Instruments Corp. (USA) (1)                       108,500      4,099
Venture Corp. Ltd. (Singapore)                             258,000      2,360
Micronic Laser Systems AB (Sweden) (1)                     195,000        960
Micronic Laser Systems AB, rights, expire 2003  (1)        195,000        524
Renishaw PLC (United Kingdom)                              190,000      1,397
Citizen Electronics Co., Ltd. (Japan)                       30,000      1,309
Hankuk Electric Glass Co., Ltd. (South Korea)               25,000      1,153
Hana Microelectronics PCL (Thailand)                       460,000      1,061


HEALTH CARE PROVIDERS & SERVICES  -  3.21%
Centene Corp. (USA) (1)                                    135,000      5,252
Rhon-Klinikum AG (Germany)                                  76,000      3,028
Rhon-Klinikum AG, nonvoting preferred (Germany)             21,000        804
Odyssey HealthCare, Inc. (USA) (1)                          80,000      2,960
American Healthways, Inc. (USA) (1)                         75,000      2,709
ICON PLC (ADR) (Ireland) (1)                                40,000      1,273


SOFTWARE  -  2.85%
J.D. Edwards & Co. (USA) (1)                               231,200      3,313
Novell, Inc. (USA) (1)                                     800,000      2,464
Business Objects SA (ADR) (France) (1)                     100,000      2,195
Mentor Graphics Corp. (USA) (1)                            145,000      2,100
Creo Inc. (Canada) (1)                                     200,000      1,680
Lawson Software, Inc. (USA) (1)                            200,000      1,554
Cadence Design Systems, Inc. (USA) (1)                      70,000        844
Infoteria Corp. (Japan) (1) (2)  (4)                           128         67
Melody Interactive Solutions AB, Class A (Sweden)
 (1) (2) (4)                                                86,300         43


INSURANCE  -  2.79%
Hilb, Rogal and Hamilton Co. (USA)                         120,000      4,085
Zenith National Insurance Corp. (USA)                      103,400      2,947
Arthur J. Gallagher & Co. (USA)                            100,000      2,720
China Insurance International Holdings Co. Ltd.
 (Hong Kong)                                             5,000,000      2,404
Benfield Group Ltd. (United Kingdom) (1)                   378,200      1,762


PHARMACEUTICALS  -  2.73%
Medicis Pharmaceutical Corp., Class A (USA)                115,000      6,521
Eon Labs, Inc. (USA) (1)                                   100,000      3,515
Recordati SpA (Italy)                                      120,000      2,145
Inspire Pharmaceuticals, Inc. (USA) (1)                    116,000      1,253
YM BioSciences Inc. (Canada) (1)                           300,000        211


OIL & GAS  -  2.65%
Patina Oil & Gas Corp. (USA)                               144,500      4,646
Regal Petroleum PLC (United Kingdom) (1)                 1,333,000      2,467
First Calgary Petroleums Ltd. (Canada) (1)               1,030,000      2,070
Tullow Oil PLC (Ireland) (1)                             1,526,399      2,018
Sibir Energy PLC (United Kingdom) (1)                    5,129,891      1,144
OPTI Canada Inc. (Canada) (1) (2)  (4)                      77,350        871


INTERNET SOFTWARE & SERVICES  -  2.55%
DoubleClick Inc. (USA) (1)                                 690,000      6,383
EarthLink, Inc. (USA) (1)                                  535,000      4,221
Cybird Co., Ltd. (Japan) (1)                                   780      1,565
Homestore, Inc. (USA) (1)                                  300,000        531
Muse Prime Software, Inc., Series B, convertible
 preferred (USA) (1) (2) (4)                               246,129         32
DreamArts Corp. (Japan) (1) (2) (4)                            400         24


FOOD & STAPLES RETAILING  -  2.54%
Performance Food Group Co. (USA) (1)                       315,000     11,655
Cawachi Ltd. (Japan)                                        16,000      1,019


TRANSPORTATION INFRASTRUCTURE  -  2.21%
Jiangsu Expressway Co. Ltd., Class H (China)             9,000,000      3,405
Zhejiang Expressway Co. Ltd., Class H (China)            8,000,000      3,308
SembCorp Logistics Ltd. (Singapore)                      1,634,000      1,745
International Container Terminal Services, Inc.
 (Philippines) (1)                                      30,645,000      1,605
Anhui Expressway Co. Ltd., Class H (China)               4,000,000        980


COMMERCIAL BANKS  -  1.89%
ICICI Bank Ltd. (India) (1)                                934,200      3,026
ICICI Bank Ltd. (ADR)  (1)                                   4,000         29
Pusan Bank (South Korea)                                   575,000      2,398
Korea Exchange Bank (South Korea) (1)                      710,000      2,196
HDFC Bank Ltd. (India)                                     326,300      1,816


AIRLINES  -  1.70%
WestJet Airlines Ltd. (Canada) (1)                         340,000      4,014
easyJet PLC (United Kingdom) (1)                           600,000      2,280
AMR Corp. (USA) (1)                                        200,000      2,200


REAL ESTATE  -  1.53%
CCA Prison Realty Trust (USA) (1)                          125,000      3,166
Central Pattana Public Co., Ltd. (Thailand)              3,148,100      2,619
Golden Land Property Development PLC,
 non-voting depositary receipt (Thailand) (1)            4,077,700      1,279
Ascendas Real Estate Investment Trust (Singapore)        1,100,000        594


INTERNET & CATALOG RETAIL  -  1.52%
School Specialty, Inc. (USA) (1)                           257,900      7,340
dELiA*s Corp., Class A (USA) (1)                           375,000        263


THRIFTS & MORTGAGE FINANCE  -  1.25%
E-LOAN, Inc. (USA) (1)                                     607,100      3,539
Federal Agricultural Mortgage Corp., Class C (USA) (1)      75,000      1,676
Saxon Capital, Inc. (USA) (1)                               60,000      1,043


HOUSEHOLD DURABLES  -  1.24%
Yankee Candle Company, Inc. (USA) (1)                      220,000      5,108
Rational AG (Germany)                                       30,000      1,102


CONSTRUCTION & ENGINEERING  -  1.21%
LG Engineering & Construction Co., Ltd. (South Korea)      350,000      6,058


ELECTRICAL EQUIPMENT  -  1.09%
Moatech Co., Ltd. (South Korea)                            304,000      3,020
KEC Corp. (South Korea)                                     45,070      1,715
BYD Co. Ltd., Series  H (China)                            260,000        585
Optimax Technology Corp. (Taiwan) (1)                       69,000        116


GAS UTILITIES  -  1.06%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                  9,475,000      2,977
International Energy Group Ltd. (United Kingdom)           870,000      2,300


TRADING COMPANIES & DISTRIBUTORS  -  0.99%
MSC Industrial Direct Co., Inc., Class A (USA) (1)         120,000      2,148
Test-Rite International Co., Ltd.  (Taiwan)              2,873,000      1,848
Dickson Concepts (International) Ltd. (Hong Kong)        3,807,500        933


COMPUTERS & PERIPHERALS  -  0.88%
Hutchinson Technology Inc. (USA) (1)                       100,000      3,289
Anoto Group AB (Sweden) (1)                                496,453        676
MegaChips Corp. (Japan)                                     58,000        406


WIRELESS TELECOMMUNICATION SERVICES  -  0.87%
Nextel Partners, Inc., Class A (USA) (1)                   468,700      3,422
TeraBeam Networks (USA) (1) (2) (4)                        533,332        507
Tele Celular Sul Participacoes SA, preferred
 nominative (ADR) (Brazil)                                  50,000        417


COMMUNICATIONS EQUIPMENT  -  0.75%
Polycom, Inc. (USA) (1)                                    270,000      3,742


TEXTILES, APPAREL & LUXURY GOODS  -  0.73%
Columbia Sportswear Co. (USA) (1)                           45,000      2,313
Cheil Industries Inc. (South Korea)                         95,000      1,314


BUILDING PRODUCTS  -  0.69%
Uponor Oyj (Finland)                                        60,000      1,391
Geberit AG (Switzerland)                                     3,600      1,109
Noritz Corp. (Japan)                                        85,000        966


IT SERVICES  -  0.57%
Baycorp Advantage Ltd. (Australia)                       2,600,000      2,476
iPayment, Inc. (USA) (1)                                    15,000        358


AEROSPACE & DEFENSE  -  0.55%
Mercury Computer Systems, Inc. (USA) (1)                   152,000      2,760


PAPER & FOREST PRODUCTS  -  0.40%
M-real Oyj, Class B (Finland)                              257,000      2,015


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.34%
TriPath Imaging, Inc. (USA) (1)                             94,836        648
Tecan Group Ltd., Mannedorf (Switzerland)                   19,509        559
Lumenis Ltd. (Israel) (1)                                  300,000        507
InSite Vision Inc., warrants, expire 2004 (USA) (1)
 (2) (4)                                                     9,150          -


BEVERAGES  -  0.33%
Robert Mondavi Corp., Class A (USA) (1)                     65,000      1,645


OTHER INDUSTRIES -  1.24%
American Capital Strategies, Ltd. (USA)                     50,000      1,247
Container Corp. of India Ltd. (India)                      157,100      1,162
Regional Container Lines PCL (Thailand)                    539,200        974
ZENON Environmental Inc. (Canada) (1)                       75,000        793
Largan Precision Co., Ltd. (Taiwan)                        100,000        603
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)          410,000        589
China Oilfield Services Ltd., Class H (China)            2,599,900        583
MEDION AG (Germany)                                          5,600        241
Highpoint Telecommunications Inc. (Canada) (1)  (4)        510,000          4


Total stocks (cost: $421,490,000)                                     423,714



                                                         Principal     Market
                                                            amount      value
Convertible securities                                        (000)      (000)

METALS & MINING  -  0.17%
Nelson Resources Ltd., Series A, 13.00% 2004 (2) (4)         $ 500        838

Total convertible debentures (cost: $500,000)                             838


MISCELLANEOUS  -  4.92%
Other equity securities in initial period of acquisition               24,590

Total equity securities (cost: $421,990,000)                          449,142

                                                         Principal     Market
                                                            amount      value
Short-term securities                                         (000)      (000)

Corporate short-term notes  -  9.62%
American Honda Finance Corp. 0.91%-1.15% due 7/8-8/20/2003   9,894      9,886

Shell Finance (United Kingdom) PLC 1.07% due 7/14/2003       7,500      7,497
HBOS Treasury Services PLC 1.04%-1.15% due 7/7-9/16/2003     7,100      7,095

KFW International Finance Inc. 0.90%-1.125% due
 7/15-8/4/2003 (2)                                          37,000      6,994

Toyota Motor Credit Corp. 1.00%-1.13% due
 7/10-7/23/2003 (2)                                          6,900      6,897

General Electric Cap Corp 1.32% due 7/1/2003                 6,400      6,400
BMW U.S. Capital Corp. 1.21% due 7/25/2003                   3,300      3,297


Federal agency discount notes  -  1.88%
Federal Home Loan Bank 0.96% due 7/16/2003                   5,400      5,398
Fannie Mae 1.14% due 7/9/2003                                4,000      3,999

Total short-term securities (cost: $57,463,000)                        57,463


Total investment securities (cost: $479,453,000)                      506,605
New Taiwanese Dollar (cost:  $374,000)                   NT$12,691        368
Other assets less liabilities                                           (7398)

Net assets                                                           $499,575

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements


GROWTH FUND
                                            Investment portfolio, June 30, 2003
unaudited

                                                                                                         Market
                                                                                         Shares           value
Equity securities (common & preferred stocks)                                                              (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  14.30%
AOL Time Warner Inc.  (1)                                                            22,117,725  $      355,874
Viacom Inc., Class B, nonvoting  (1)                                                  6,975,000         304,528
Comcast Corp., Class A, special stock, nonvoting  (1)                                 3,618,300         104,316
Comcast Corp., Class A  (1)                                                             722,025          21,791
News Corp. Ltd., preferred (ADR) (Australia)                                          3,203,593          80,250
News Corp. Ltd. (ADR)                                                                 1,047,500          31,708
Liberty Media Corp., Class A  (1)                                                     7,700,000          89,012
Fox Entertainment Group, Inc., Class A  (1)                                           3,050,000          87,779
Clear Channel Communications, Inc.  (1)                                                 850,000          36,031
UnitedGlobalCom, Inc., Class A  (1)                                                   3,940,000          20,370
Univision Communications Inc., Class A  (1)                                             400,000          12,160
Adelphia Communications Corp., Class A  (1)                                           1,464,300             398

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  10.33%
Applied Materials, Inc.  (1)                                                          7,848,400         124,476
Texas Instruments Inc.                                                                6,750,000         118,800
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                             71,680,000         118,394
Microchip Technology Inc.                                                             3,875,000          95,441
Altera Corp.  (1)                                                                     3,950,000          64,780
Linear Technology Corp.                                                               1,975,000          63,615
Samsung Electronics Co., Ltd. (South Korea)                                             184,500          54,902
KLA-Tencor Corp.  (1)                                                                 1,170,000          54,393
Xilinx, Inc.  (1)                                                                     1,375,000          34,801
Maxim Integrated Products, Inc.                                                         900,000          30,771
Analog Devices, Inc.  (1)                                                               800,000          27,856
Applied Micro Circuits Corp.  (1)                                                     3,275,000          19,814
PMC-Sierra, Inc.  (1)                                                                 1,000,000          11,730
Teradyne, Inc. (1)                                                                      400,000           6,924

INSURANCE  -  6.69%
American International Group, Inc.                                                    4,275,000         235,894
Berkshire Hathaway Inc., Class A  (1)                                                     1,460         105,850
XL Capital Ltd., Class A                                                              1,140,000          94,620
Progressive Corp.                                                                       630,400          46,082
Arthur J. Gallagher & Co.                                                             1,450,000          39,440
Marsh & McLennan Companies, Inc.                                                        253,600          12,951

PHARMACEUTICALS  -  6.02%
Eli Lilly and Co.                                                                     2,550,000         175,873
AstraZeneca PLC  (United Kingdom)                                                     1,750,000          70,264
AstraZeneca PLC                                                                       1,125,000          45,610
Forest Laboratories, Inc.  (1)                                                        1,950,000         106,762
Pfizer Inc                                                                            1,414,681          48,311
Sepracor Inc.  (1)                                                                    1,500,000          27,045
Allergan, Inc.                                                                          100,000           7,710

INTERNET & CATALOG RETAIL  -  5.58%
InterActiveCorp. (formerly USA Interactive)  (1)                                      9,465,000         374,530
eBay Inc.  (1)                                                                          691,800          72,072

SOFTWARE  -  4.05%
PeopleSoft, Inc.  (1)                                                                 5,427,628          95,472
SAP AG (ADR) (Germany)                                                                2,700,000          78,894
Microsoft Corp.                                                                       2,860,000          73,245
Cadence Design Systems, Inc.  (1)                                                     3,850,000          46,431
Mentor Graphics Corp.  (1)                                                            1,250,000          18,100
Oracle Corp.  (1)                                                                       950,000          11,419
Asera, Inc.  (2)  (1)                                                                   511,776               9

WIRELESS TELECOMMUNICATION SERVICES  -  3.66%
AT&T Wireless Services, Inc.  (1)                                                    15,500,000         127,255
Vodafone Group PLC (ADR) (United Kingdom)                                             4,700,000          92,355
Vodafone Group PLC                                                                    9,710,000          19,012
Sprint Corp. - PCS Group, Series 1  (1)                                               7,950,000          45,712
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred,
 redeemable 2010  (3)                                                                     8,016           8,537

OIL & GAS  -  3.06%
Murphy Oil Corp.                                                                      1,319,400          69,400
Pogo Producing Co.                                                                    1,174,300          50,201
EOG Resources, Inc.                                                                   1,100,000          46,024
Devon Energy Corp.                                                                      679,536          36,287
Petro-Canada (Canada)                                                                   600,000          23,917
Premcor Inc.  (1)                                                                       625,000          13,469
Suncor Energy Inc. (Canada)                                                             274,371           5,136

MULTILINE RETAIL  -  2.60%
Target Corp.                                                                          4,000,000         151,360
Kohl's Corp.  (1)                                                                     1,099,300          56,482

HOTELS, RESTAURANTS & LEISURE  -  2.45%
Carnival Corp., units                                                                 3,910,000         127,114
Starbucks Corp.  (1)                                                                  1,700,000          41,684
MGM Mirage, Inc.   (1)                                                                  800,000          27,344

SPECIALTY RETAIL  -  2.12%
Lowe's Companies, Inc.                                                                1,610,000          69,149
Michaels Stores, Inc.  (1)                                                            1,800,000          68,508
Limited Brands, Inc.                                                                  1,400,000          21,700
United Rentals, Inc.  (1)                                                               750,000          10,417

INDUSTRIAL CONGLOMERATES  -  2.09%
Tyco International Ltd.                                                               5,125,000          97,272
General Electric Co.                                                                  2,440,000          69,979

TOBACCO -  1.69%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                            2,980,000         135,411

IT SERVICES  -  1.64%
Sabre Holdings Corp., Class A                                                         1,593,917          39,290
Concord EFS, Inc.  (1)                                                                1,960,000          28,851
Paychex, Inc.                                                                           800,000          23,448
Automatic Data Processing, Inc.                                                         670,000          22,686
Ceridian Corp.  (1)                                                                   1,000,000          16,970

AIRLINES  -  1.60%
Southwest Airlines Co.                                                                7,447,443         128,096

BEVERAGES  -  1.58%
PepsiCo, Inc.                                                                           885,000          39,382
Coca-Cola Co.                                                                           787,000          36,525
Anheuser-Busch Companies, Inc.                                                          650,000          33,183
Adolph Coors Co., Class B                                                               350,000          17,143

CONSUMER FINANCE  -  1.35%
Capital One Financial Corp.                                                           1,780,000          87,540
MBNA Corp.                                                                            1,000,000          20,840

AIR FREIGHT & LOGISTICS -  1.31%
FedEx Corp.                                                                           1,400,000          86,842
United Parcel Service, Inc., Class B                                                    286,200          18,231

THRIFTS & MORTGAGE FINANCE  -  1.30%
Fannie Mae                                                                            1,400,000          94,416
Freddie Mac                                                                             181,400           9,210

INTERNET SOFTWARE & SERVICES  -  1.20%
Yahoo! Inc.  (1)                                                                      2,800,000          91,728
Homestore, Inc.  (1)                                                                  2,400,000           4,248

BIOTECHNOLOGY  -  1.18%
Amgen Inc.  (1)                                                                         700,000          46,508
Millennium Pharmaceuticals, Inc.  (1)                                                 1,000,000          15,730
ImClone Systems Inc.  (1)                                                               400,000          12,648
Celgene Corp.  (1)                                                                      400,000          12,160
Biogen, Inc.  (1)                                                                       200,000           7,600

COMMERCIAL SERVICES & SUPPLIES  -  1.16%
Monster Worldwide Inc. (formerly TMP Worldwide Inc.)  (1)                             2,372,900          46,817
Allied Waste Industries, Inc.  (1)                                                    3,073,400          30,888
Robert Half International Inc.  (1)                                                     800,000          15,152

COMMUNICATIONS EQUIPMENT  -  1.16%
Cisco Systems, Inc.  (1)                                                              3,833,000          63,973
QUALCOMM Inc.                                                                           800,000          28,600

AEROSPACE & DEFENSE  -  1.04%
Boeing Co.                                                                              900,000          30,888
Northrop Grumman Corp.                                                                  320,000          27,613
Bombardier Inc., Class B (Canada)                                                     4,000,000          13,504
General Dynamics Corp.                                                                  150,000          10,875

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.82%
Flextronics International Ltd. (Singapore) (1)                                        2,600,000          27,014
Solectron Corp.  (1)                                                                  7,000,000          26,180
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                         3,425,000          12,455

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.82%
Telefonica, SA (ADR) (Spain)                                                            842,965          29,141
Deutsche Telekom AG (Germany) (1)                                                     1,100,000          16,745
Royal KPN NV (Netherlands) (1)                                                        2,140,000          15,158
AT&T Corp.                                                                              230,000           4,428
NTL Inc., Series A, warrants, expire 2011  (1)                                           43,375              50

FOOD & STAPLES RETAILING  -  0.68%
Walgreen Co.                                                                            800,000          24,080
Whole Foods Market, Inc.  (1)                                                           400,000          19,012
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                   266,400           7,853
Wal-Mart de Mexico, SA de CV, Series V                                                1,250,000           3,682
Wal-Mart de Mexico, SA de CV, Series C                                                    5,477              15

ENERGY EQUIPMENT & SERVICES  -  0.68%
Halliburton Co.                                                                       1,094,800          25,180
Schlumberger Ltd.                                                                       300,000          14,271
Nabors Industries Ltd.  (1)                                                             200,000           7,910
Patterson-UTI Energy, Inc.  (1)                                                         220,000           7,128

MULTI-UTILITIES & UNREGULATED POWER  -  0.62%
Questar Corp.                                                                           750,000          25,103
El Paso Corp.                                                                         3,000,000          24,240

HEALTH CARE PROVIDERS & SERVICES  -  0.59%
Express Scripts, Inc.  (1)                                                              400,000          27,328
Caremark Rx, Inc.  (1)                                                                  450,000          11,556
Lincare Holdings Inc.  (1)                                                              270,000           8,508

MACHINERY  -  0.50%
Illinois Tool Works Inc.                                                                350,000          23,048
Deere & Co.                                                                             375,000          17,138

HOUSEHOLD DURABLES  -  0.46%
Yankee Candle Company, Inc.  (1)                                                      1,600,000          37,152

CAPITAL MARKETS  -  0.45%
Allied Capital Corp.                                                                  1,000,000          23,100
Bank of New York Co., Inc.                                                              450,000          12,938

DIVERSIFIED FINANCIAL SERVICES -  0.43%
CIT Group Inc.                                                                        1,400,000          34,510

FOOD PRODUCTS  -  0.43%
Unilever NV, New York registered (Netherlands)                                          480,000          25,920
General Mills, Inc.                                                                     175,000           8,297

CHEMICALS  -  0.25%
Valspar Corp.                                                                           466,100          19,679

OTHER INDUSTRIES -  0.55%
Applera Corp. - Applied Biosystems Group                                                965,600          18,375
Rio Tinto PLC (United Kingdom)                                                          400,000           7,534
Sun Microsystems, Inc.  (1)                                                           1,500,000           6,900
Hewlett-Packard Co.                                                                     284,625           6,063
Dell Computer Corp.  (1)                                                                160,000           5,114

MISCELLANEOUS  -  1.83%
Other equity securities in initial period of acquisition                                                146,020

                                                                                                ----------------
Total equity securities (cost: $6,207,637,000)                                                        7,061,633
                                                                                                ----------------


                                                                                      Principal          Market
                                                                                         amount           value
Bonds & notes                                                                              (000)           (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  0.02%
AOL Time Warner Inc. 5.625% 2005                                                 $        1,960           2,082

                                                                                                ----------------
Total bonds & notes (cost: $1,871,000)                                                                    2,082
                                                                                                ----------------


                                                                                      Principal          Market
                                                                                         amount           value
Short-term securities                                                                      (000)           (000)
----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  5.73%
Corporate Asset Funding Co. Inc. 0.95%-1.24% due 7/10-8/1/03 (4)                         81,700          81,648
Preferred Receivables Funding Corp. 1.05%-1.20% due 7/9-8/4/03 (4)                       67,100          67,061
Coca-Cola Co. 0.95%-1.11% due 7/25-9/9/03                                                56,300          56,223
American Express Credit Corp. 1.22% due 7/11-7/18/03                                     44,300          44,278
Edison Asset Securitization LLC 1.24% due 7/1/03 (4)                                     42,100          42,099
Pfizer Inc 0.96%-1.14% due 7/15-8/5/03 (4)                                               36,300          36,273
Triple-A One Funding Corp. 1.05%-1.25% due 7/8-7/25/03 (4)                               30,100          30,082
Bank of America Corp. 1.23% due 7/7/03                                                   25,000          24,994
Johnson & Johnson 1.21%-1.22% due 7/10-7/24/03 (4)                                       20,800          20,784
E.I. du Pont de Nemours & Co. 0.97% due 8/8/03                                           20,100          20,079
FCAR Owner Trust I 1.24% due 7/18/03                                                     20,000          19,988
SBC International Inc. 1.06% due 7/29/03 (4)                                             15,000          14,987

FEDERAL AGENCY DISCOUNT NOTES  -  5.72%
Fannie Mae 1.06%-1.20% due 7/2-9/10/03                                                  243,009         242,768
Federal Home Loan Bank 0.91%-1.16% due 7/18-9/12/03                                     110,700         110,567
Freddie Mac 1.145%-1.21% due 7/17-10/29/03                                              104,600         104,438

CERTIFICATES OF DEPOSIT  -  0.38%
Wells Fargo & Co. 1.23% due 7/16/03                                                      30,000          30,000

                                                                                                ----------------
Total short-term securities (cost: $946,243,000)                                                        946,269
                                                                                                ----------------

Total investment securities (cost: $7,155,751,000)                                                    8,009,984

New Taiwanese Dollar (cost: $2,920,000)                                               NT$97,563           2,827

Other assets less liabilities                                                                           (12,563)
                                                                                                ----------------

Net assets                                                                                           $8,000,248
                                                                                                ================

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


INTERNATIONAL FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                Shares      Market
                                                                                             value
Stocks (common & preferred)                                                                   (000)
------------------------------------------------------------------------------------------------------

OIL & GAS  -  8.27%
Petro-Canada (Canada)                                                          740,000      29,497
Husky Energy Inc. (Canada)                                                   2,250,000      29,087
ENI SpA (Italy)                                                              1,650,000      24,950
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)       1,193,000      23,574
Norsk Hydro AS (Norway)                                                        410,000      20,120
"Shell" Transport and Trading Co., PLC (ADR)                                   320,000      12,752
"Shell" Transport and Trading Co., PLC (United Kingdom)                        540,000       3,569
Canadian Natural Resources, Ltd. (Canada)                                      400,000      15,882
Nexen Inc. (Canada)                                                            421,762      10,640


COMMERCIAL BANKS  -  7.37%
Allied Irish Banks, PLC (Ireland)                                            2,140,803      32,170
Kookmin Bank (South Korea)                                                     747,850      22,567
HSBC Holdings PLC (United Kingdom)                                           1,654,000      19,568
Bank of Nova Scotia (Canada)                                                   315,000      13,985
Societe Generale (France)                                                      212,500      13,466
Svenska Handelsbanken Group, Class A (Sweden)                                  765,000      12,521
ABN AMRO Holding NV (Netherlands)                                              600,000      11,468
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable
 preferred 2005, units (Japan)                                           1,317,000,000      10,158
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                  360,000       6,178
Lloyds TSB Group PLC (United Kingdom)                                          700,000       4,976
Westpac Banking Corp. (Australia)                                              403,900       4,402


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.34%
Telekom Austria AG (Austria) (1)                                             6,215,000      70,492
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                          649,000      20,392
Royal KPN NV (Netherlands) (1)                                               2,542,300      18,007
Telefonica, SA (Spain) (1)                                                   1,453,402      16,869
Deutsche Telekom AG (Germany)                                                  670,000      10,199
BCE Inc. (Canada)                                                              347,398       7,971
Philippine Long Distance Telephone Co. (Philippines) (1)                       205,000       2,167
Philippine Long Distance Telephone Co. (ADR) (1)                               154,000       1,659
Swisscom AG (Switzerland)                                                       10,000       2,845
Telewest Communications PLC (United Kingdom) (1)                             8,500,000         246
Bayan Telecommunications Holdings Corp., Class A (Philippines) (1) (2) (3)      43,010
Bayan Telecommunications Holdings Corp., Class B  (1) (2) (3)                   14,199


PHARMACEUTICALS  -  7.21%
AstraZeneca PLC  (United Kingdom)                                              995,500      40,247
Shionogi & Co., Ltd. (Japan)                                                 2,379,000      32,231
Novo Nordisk A/S, Class B (Denmark)                                            663,300      23,219
Aventis (France)                                                               271,600      14,938
Sanofi-Synthelabo (France)                                                     251,800      14,742
UCB NV (Belgium)                                                               483,894      13,254
H. Lundbeck A/S (Denmark)                                                      420,953       8,523
Elan Corp., PLC (ADR) (Ireland) (1)                                            200,000       1,128

FOOD PRODUCTS  -  6.76%
Nestle SA (Switzerland)                                                        224,020      46,264
Koninklijke Numico NV, Class C (Netherlands)                                 2,585,000      39,766
Unilever NV (Netherlands)                                                      290,000      15,554
Unilever NV, New York registered                                               200,000      10,800
Groupe Danone (France)                                                         121,200      16,766
Unilever PLC (United Kingdom)                                                1,223,171       9,752


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  5.63%
Rohm Co., Ltd. (Japan)                                                         299,200      32,613
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                    18,286,892      30,204
Samsung Electronics Co., Ltd. (South Korea)                                     76,000      22,615
Tokyo Electron Ltd. (Japan)                                                    331,000      15,683
ASML Holding NV (Netherlands) (1)                                            1,550,000      14,716


WIRELESS TELECOMMUNICATION SERVICES  -  4.43%
Bouygues SA (France)                                                         1,080,000      29,806
Vodafone Group PLC (United Kingdom)                                          8,500,000      16,643
mm02 PLC (United Kingdom) (1)                                               14,800,000      13,878
America Movil SA de CV, Series L (ADR) (Mexico)                                480,000       9,000
NTT DoCoMo, Inc. (Japan)                                                         3,900       8,444
KDDI Corp. (Japan)                                                               2,130       8,248
China Unicom Ltd. (China)                                                    7,478,200       5,083


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.25%
Samsung SDI Co., Ltd. (South Korea)                                            205,000      15,551
Murata Manufacturing Co., Ltd. (Japan)                                         385,000      15,132
Hirose Electric Co., Ltd. (Japan)                                              171,000      14,140
Samsung Electro-Mechanics Co., Ltd. (South Korea)                              410,000      13,489
Hoya Corp. (Japan)                                                             175,000      12,051
Orbotech Ltd. (Israel) (1)                                                     550,000       9,146
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                2,166,980       7,880


BEVERAGES  -  3.87%
Heineken NV (Netherlands)                                                      960,000      34,054
Orkla AS (Norway)                                                            1,877,942      32,450
Southcorp Ltd. (Australia)                                                   6,861,165      12,977


MEDIA  -  3.56%
Mediaset SpA (Italy)                                                         4,100,000      34,689
News Corp. Ltd. (ADR) (Australia)                                              362,000      10,958
News Corp. Ltd., preferred                                                     205,546       1,267
News Corp. Ltd.                                                                100,153         752
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)         360,000      12,420
Nippon Television Network Corp. (Japan)                                         42,000       5,005
Pearson PLC (United Kingdom)                                                   500,000       4,676
SET Satellite (Singapore) Pte. Ltd. (India)  (1) (2) (3)                       800,276       2,155
SET India Ltd. (India) (1) (2) (3)                                              32,200       1,109
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                    675,511
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany)  (1) (2) (3)                   239,788


METALS & MINING  -  3.34%
Cia. Vale do Rio Doce (ADR) (Brazil)                                           448,500      13,302
Cia. Vale do Rio Doce, preferred nominative                                    298,000       8,156
Alumina Ltd. (Australia)                                                     5,327,223      14,542
WMC Resources Ltd (Australia) (1)                                            5,777,223      13,600
Xstrata PLC (United Kingdom)                                                 1,708,500      11,362
BHP Billiton PLC (United Kingdom)                                            1,500,000       7,906

AUTOMOBILES  -  3.08%
Honda Motor Co., Ltd. (Japan)
Suzuki Motor Corp. (Japan)                                                     931,000      35,274
Renault SA (France)                                                          2,030,000      26,404
                                                                                30,650       1,620

CHEMICALS  -  2.60%
Nitto Denko Corp. (Japan)
L'Air Liquide (France)                                                         764,200      25,009
Linde AG (Germany)                                                             120,000      17,785
                                                                               284,500      10,484

SPECIALTY RETAIL  -  2.29%
Fast Retailing Co., Ltd. (Japan)                                               599,800      18,530
Dixons Group PLC (United Kingdom)                                            6,342,341      13,833
INDITEX SA (Spain)                                                             492,777      12,389
Kingfisher PLC (United Kingdom)                                                484,752       2,221

FOOD & STAPLES RETAILING  -  1.97%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                              7,080,000      18,989
Woolworths Ltd. (Australia)                                                  1,400,307      11,759
Koninklijke Ahold NV (Netherlands)                                           1,180,000       9,794


TEXTILES, APPAREL & LUXURY GOODS  -  1.96%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                   2,485,000      40,211


INSURANCE  -  1.86%
PartnerRe Holdings Ltd. (Polynational)                                         376,300      19,233
AEGON NV (Netherlands)                                                         988,000       9,890
Allianz AG (Germany)                                                            75,000       6,208
Allianz AG (2)                                                                  35,000       2,897


AIRLINES  -  1.74%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                       260,000      11,674
Ryanair Holdings PLC (1)                                                       346,200       2,492
Deutsche Lufthansa AG (Germany)                                                940,000      10,975
British Airways PLC (United Kingdom) (1)                                     2,846,900       7,126
Qantas Airways Ltd. (Australia)                                              1,568,900       3,441


DIVERSIFIED FINANCIAL SERVICES  -  1.64%
ING Groep NV (Netherlands)                                                   1,214,310      21,092
Groupe Bruxelles Lambert SA (Belgium)                                          280,000      12,665


PAPER & FOREST PRODUCTS  -  1.48%
UPM-Kymmene Corp. (Finland)                                                  2,090,000      30,495


ELECTRIC UTILITIES  -  1.13%
Scottish Power PLC (United Kingdom)                                          3,865,184      23,247
Manila Electric Co., Class A, share purchase right, expire 2003
 (Philippines) (1) (3)                                                         560,000          92


CONSTRUCTION MATERIALS  -  0.82%
Holcim Ltd. (Switzerland)                                                      250,000       9,245
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)     331,836       7,397
Cemex, SA de CV, warrants, expire 2004  (1)                                     92,038         115


THRIFTS & MORTGAGE FINANCE  -  0.80%
Housing Development Finance Corp. Ltd. (India) (2)                           1,866,000      16,448


OFFICE ELECTRONICS  -  0.78%
Canon, Inc. (Japan)                                                            350,000      16,059


HEALTH CARE PROVIDERS & SERVICES  -  0.65%
Fresenius Medical Care AG, preferred (Germany)                                 380,000      13,393


INDUSTRIAL CONGLOMERATES  -  0.55%
Siemens AG (Germany)                                                           230,000      11,261


MACHINERY  -  0.50%
Metso Oyj (Finland)                                                            630,000       5,605
Invensys PLC (United Kingdom)                                                7,262,500       2,460
Volvo AB, Class B (Sweden)                                                     100,950       2,220


COMPUTERS & PERIPHERALS  -  0.47%
Quanta Computer Inc. (Taiwan)                                                3,707,650       7,682
Opticom ASA (Norway) (1)                                                       183,100       2,025


COMMERCIAL SERVICES & SUPPLIES  -  0.43%
Brambles Industries Ltd. (Australia)                                         2,000,000       6,130
Securitas AB, Class B (Sweden)                                                 155,000       1,588
Vedior NV (Netherlands)                                                        120,000       1,087


ELECTRICAL EQUIPMENT  -  0.39%
Johnson Electric Holdings Ltd. (Hong Kong)                                   6,461,500       7,996


SOFTWARE  -  0.38%
SAP AG (Germany)                                                                67,000       7,845


HOUSEHOLD DURABLES  -  0.27%
Sony Corp. (Japan)                                                             200,000       5,629


BUILDING PRODUCTS  -  0.26%
Asahi Glass Co., Ltd. (Japan)                                                  860,000       5,335


OTHER INDUSTRIES  -  0.29%
Kimberly-Clark de Mexico, SA de CV, Class A(Mexico)                          1,600,000       4,268
Hilton Group PLC (United Kingdom)                                              298,100         906
Lumenis Ltd. (Israel) (1)                                                      355,000         600
Zhejiang Expressway Co. Ltd., Class H (China)                                  248,000         103

                                                                                       ---------------
Total stocks (cost: $1,897,413,000)                                                      1,816,489
                                                                                       ---------------

                                                                             Principal
                                                                                amount
Convertible debentures                                                            (000)
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.11%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                          Euro 2,400      $2,314
                                                                                       ---------------

Total convertible debentures (cost: $3,893,000)                                              2,314
                                                                                       ---------------


MISCELLANEOUS  -  1.78%
------------------------------------------------------------------------------------------------------
                                                                                       ---------------
Other equity securities in initial period of acquisition                                    36,515
                                                                                       ---------------


                                                                                       ---------------
Total equity securities (cost: $1,901,306,000)                                           1,855,318
                                                                                       ---------------

                                                                             Principal      Market
                                                                                amount       value
Bonds & notes                                                                     (000)       (000)
------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (Poland) (3)                                 Euro   901         621


                                                                                       ---------------
Total bonds and notes (cost: $607,000)                                                         621
                                                                                       ---------------

                                                                       Shares/principal     Market
                                                                                amount       value
Short-term securities                                                                         (000)
------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES  -  9.63%
HBOS Treasury Services PLC 1.15%-1.235% due 7/7-7/9/03                         $31,300      31,290
BMW U.S. Capital Corp. 1.20% due 8/25/03                                        31,200      31,142
New Center Asset Trust 1.35% due 7/1/03                                         20,000      19,999
Stadshypotek Delaware Inc. 1.04% due 8/12/03 (2)                                20,000      19,975
KFW International Finance Inc. 1.20% due 7/10/03 (2)                            17,500      17,494
Shell Finance (U.K.) PLC 1.07% due 7/14/03                                      17,500      17,493
Toyota Motor Credit Corp. 1.00% due 7/23/03 (2)                                 14,300      14,291
American Honda Finance Corp. 1.01% due 8/7/03                                   13,300      13,286
UBS Finance (Delaware) LLC 1.31% due 7/1/03                                     12,200      12,200
Netjets Inc. 1.18% due 8/8/03 (2)                                               10,500      10,487
ABN AMRO North America Finance Inc. 1.03% due 7/16/03                           10,200      10,195


FEDERAL AGENCY DISCOUNT NOTES  -  0.40%
Federal Home Loan Bank 1.15% due 7/18/03                                         8,200       8,195
                                                                                       ---------------
                                                                                       ------------
Total short-term securities (cost: $206,047,000)                                           206,047
                                                                                       ------------
Total investment securities (cost: $2,107,960,000)                                       2,061,986
New Taiwanese Dollar (cost: $1,606,000)                                      NT 53,008       1,536
Other assets less liabilities                                                               (8,068)
                                                                                       ---------------
Net assets                                                                              $2,055,454
                                                                                       ===============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

NEW WORLD FUND
                                        Investment portfolio as of June 30, 2003
unaudited


                                                                                                              Market
                                                                                               Shares          value
Equity Securities                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS  -  8.02%
Shinhan Financial Group Co., Ltd. (South Korea)                                               213,230    $     2,225
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                       17,919          1,583
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                  90,400          1,551
Allied Irish Banks, PLC (Ireland)                                                             101,675          1,528
Bank Zachodni WBK SA (Poland)                                                                  75,697          1,305
HSBC Holdings PLC (United Kingdom)                                                             95,000          1,127
National Savings and Commercial Bank Ltd. (formerly OTP Bank Rt.) (Hungary)                   109,000          1,054
Australia and New Zealand Banking Group Ltd. (Australia)                                       80,000            999
Korea Exchange Bank (South Korea) (1)                                                         263,220            814
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                 896,838            706
United Overseas Bank Ltd. (Singapore)                                                         100,000            704
Kookmin Bank (South Korea)                                                                     20,000            604
ICICI Bank Ltd. (India) (1)                                                                   125,074            405
ICICI Bank Ltd. (ADR) (1)                                                                       8,000             58
Bank of the Philippine Islands (Philippines)                                                  537,180            462


BEVERAGES  -  7.84%
Coca-Cola Co. (USA)                                                                           104,500          4,850
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                            52,000          2,142
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                      94,000          1,913
Anheuser-Busch Companies, Inc. (USA)                                                           30,000          1,531
PepsiCo, Inc. (USA)                                                                            33,900          1,509
Orkla AS (Norway)                                                                              86,142          1,489
Heineken NV (Netherlands)                                                                      38,000          1,348


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.18%
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                          184,100          2,172
Portugal Telecom, SA (Portugal)                                                               290,000          2,077
Philippine Long Distance Telephone Co. (Philippines) (1)                                      190,000          2,008
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
 (Indonesia)                                                                                3,020,000          1,694
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                          45,000          1,414
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                          60,000          1,032
Bharti Tele-Ventures Ltd. (India) (1)                                                         790,000            665
KT Corp. (ADR) (South Korea)                                                                   30,000            591


METALS & MINING  -  4.54%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                  76,000          2,080
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                      21,900            650
Phelps Dodge Corp. (USA) (1)                                                                   65,000          2,492
Xstrata PLC (United Kingdom)                                                                  205,000          1,364
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                             31,000            760
BHP Billiton PLC (United Kingdom)                                                             142,664            752
Anglo American PLC (United Kingdom)                                                            29,467            457


FOOD PRODUCTS  -  4.25%
Nestle India Ltd. (India)                                                                     171,550          2,158
Unilever PLC (United Kingdom)                                                                 173,282          1,381
Nestle SA (Switzerland)                                                                         6,655          1,374
Unilever NV (Netherlands)                                                                      20,000          1,073
Groupe Danone (France)                                                                          7,491          1,036
Sara Lee Corp. (USA)                                                                           53,000            997


OIL & GAS  -  4.01%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                        115,000          2,272
LUKoil Holding (ADR) (Russia)                                                                  21,400          1,693
PTT Exploration and Production PCL (Thailand)                                                 335,000          1,282
Nexen Inc. (Canada)                                                                            31,124            785
Noble Energy, Inc. (USA)                                                                       15,000            567
Sasol Ltd. (South Africa)                                                                      50,000            560
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                  10,000            399


PHARMACEUTICALS  -  3.87%
Dr. Reddy's Laboratories Ltd. (India)                                                          88,000          2,076
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                             32,000          1,822
AstraZeneca PLC (United Kingdom)                                                               31,800          1,289
PLIVA DD (GDR) (Croatia)                                                                       80,000          1,108
Aventis (France)                                                                               18,000            990


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.64%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                 539,925          1,964
Samsung SDI Co., Ltd. (South Korea)                                                            20,000          1,517
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                1,480,000          1,234
Venture Corp. Ltd. (Singapore)                                                                101,000            924
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                              26,000            855
Orbotech Ltd. (Israel) (1)                                                                     22,000            366


WIRELESS TELECOMMUNICATION SERVICES  -  3.00%
China Unicom Ltd. (China)                                                                   2,838,000          1,929
Maxis Communications Bhd. (Malaysia)                                                          794,000          1,192
GLOBE TELECOM, Inc. (Philippines)                                                             103,750          1,174
China Mobile (Hong Kong) Ltd. (China)                                                         330,000            779
America Movil SA de CV, Series L (ADR) (Mexico)                                                30,500            572


CONSTRUCTION MATERIALS  -  2.78%
Associated Cement Companies Ltd. (India)                                                      470,000          1,695
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                     69,650          1,552
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                          760,000          1,472
Holcim Ltd. (Switzerland)                                                                      14,000            518


AUTOMOBILES  -  2.48%
Suzuki Motor Corp. (Japan)                                                                    193,000          2,510
Honda Motor Co., Ltd. (Japan)                                                                  57,000          2,160


PERSONAL PRODUCTS  -  2.17%
Avon Products, Inc. (USA)                                                                      65,800          4,093


THRIFTS & MORTGAGE FINANCE  -  2.03%
Housing Development Finance Corp. Ltd. (India)                                                407,100          3,588
Housing Development Finance Corp. Ltd. (2)                                                     28,000            247


PAPER & FOREST PRODUCTS  -  1.82%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                           130,000          2,514
Sappi Ltd. (South Africa)                                                                      76,000            919


FOOD & STAPLES RETAILING  -  1.50%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                          62,000          1,828
Wal-Mart de Mexico, SA de CV, Series V                                                        200,000            589
Migros Turk TAS (Turkey)                                                                   42,000,000            418


MEDIA  -  1.47%
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                         39,500          1,363
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                              2,250,000            768
Independent News & Media PLC (Ireland)                                                        357,434            648


COMMERCIAL SERVICES & SUPPLIES  -  1.45%
Sylvan Learning Systems, Inc. (USA) (1)                                                       120,000          2,741


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.44%
Samsung Electronics Co., Ltd. (South Korea)                                                     9,100          2,708


AEROSPACE & DEFENSE  -  1.31%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative(ADR)
 (Brazil)                                                                                     128,805          2,460


HOUSEHOLD PRODUCTS  -  0.86%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates
 (Mexico)                                                                                     609,000          1,625


ELECTRIC UTILITIES  -  0.78%
Huaneng Power International, Inc., Class H (China)                                          1,287,000          1,469


MULTI-UTILITIES & UNREGULATED POWER  -  0.67%
AES Corp. (USA) (1)                                                                           200,000          1,270


GAS UTILITIES  -  0.64%
Gas Natural SDG, SA (Spain)                                                                    60,000          1,205


IT SERVICES  -  0.48%
Sabre Holdings Corp., Class A (USA)                                                            24,155            595
Infosys Technologies Ltd. (India)                                                               4,500            318


REAL ESTATE  -  0.48%
SM Prime Holdings, Inc. (Philippines)                                                       8,110,000            895


DISTRIBUTORS  -  0.45%
Li & Fung Ltd. (Hong Kong)                                                                    660,000            851


ELECTRICAL EQUIPMENT  -  0.44%
Johnson Electric Holdings Ltd. (Hong Kong)                                                    667,000            825


CHEMICALS  -  0.37%
Hyosung Corp. (South Korea)                                                                    62,400            675
Asian Paints (India) Ltd. (India)                                                               2,350             19


INSURANCE  -  0.35%
American International Group, Inc. (USA)                                                       12,000            662


BUILDING PRODUCTS  -  0.33%
Asahi Glass Co., Ltd. (Japan)                                                                 100,000            620


CONSTRUCTION & ENGINEERING  -  0.32%
Daelim Industrial Co., Ltd. (South Korea)                                                      35,000            610


OTHER INDUSTRIES  -  0.53%
First Pacific Co. Ltd. (Hong Kong) (1)                                                      2,310,360            403
Quanta Computer Inc. (Taiwan)                                                                 194,000            402
China Oilfield Services Ltd., Class H (China)                                                 739,300            166
Lumenis Ltd. (Israel) (1)                                                                      13,000             22


MISCELLANEOUS  -  4.77%
Other equity securities in initial period of acquisition                                                       8,985


                                                                                                      ---------------
Total equity securities (cost: $133,062,000)                                                                 141,891
                                                                                                      ---------------



                                                                                            Principal         Market
                                                                                               amount          value
Bonds & notes                                                                                    (000)          (000)
---------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES  -  0.30%
Cellco Finance NV 12.75% 2005                                                          $          350     $      368
PTC International Finance BV 0%/10.75% 2007 (3)                                                   189            196


ELECTRICAL EQUIPMENT  -  0.08%
Elektrim Finance BV 2.00% 2005 (4)                                                                212            146


OIL & GAS  -  0.05%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (5)                                           100             88


NON U.S. GOVERNMENT OBLIGATIONS - 14.30%

Russian Federation:
  8.25% 2010                                                                                    2,250          2,606
  5.00% 2030 (2)  (6)                                                                           2,656          2,583
  5.00% 2030 (6)                                                                                1,000            972
  8.25% 2010 (2)                                                                                  366            424

United Mexican States Government Eurobonds, Global:
  6.375% 2013                                                                                   2,000          2,125
  8.625% 2008                                                                                   1,154          1,387
  11.375% 2016                                                                                    908          1,323
  10.375% 2009                                                                                    750            972
  9.875% 2010                                                                                     125            161

Panama (Republic of):
  8.25% 2008                                                                                    1,460          1,617
  Global 9.375% 2029                                                                              835            967
  Global 9.375% 2023                                                                              392            438
  Interest Reduction Bond 5.00% 2014 (6)                                                          411            373

Philippines (Republic of):
  8.375% 03-12-09                                                                               1,665          1,777
  10.625% 2025                                                                                    650            758
  8.875% 2008                                                                                     335            369

Turkey (Republic of):
  Treasury Bill 0% 2004 (1)                                                          TRL2,467,870,000          1,383
  11.875% 2030                                                                                  1,225          1,269

Peru (Republic of) 9.125% 2012                                                                  2,000          2,137

Brazil (Federal Republic of):
  10.125% 2027                                                                                  1,175          1,028
  14.50% 2009                                                                                     450            522
  2.188% 2009 (6)                                                                                 349            295
  Bearer 8.00% 2014 (7)                                                                           308            272

Argentina (Republic of):
  12.25% 2018 (7)  (8)                                                                          1,050            328
  7.00%/15.50% 2008 (3)  (8)                                                                      389            128
  12.00% 2031 (7)  (8)                                                                            305             95

Colombia (Republic of) Global 10.75% 2013                                                         425            498
Venezuela (Republic of) 9.25% 2027                                                                200            149




                                                                                                      ---------------
Total bonds and notes (cost: $25,178,000)                                                                     27,754
                                                                                                      ---------------



                                                                                            Principal         Market
                                                                                               amount          value
Short-term securities                                                                            (000)          (000)
---------------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  9.49%
General Electric Capital Corp. 1.32% due 7/1/03                                                 4,000          4,000
Preferred Receivables Funding Corp. 1.18% due 7/11/03 (2)                                       3,600          3,598
Danske Corp. 1.24% due 7/7/03                                                                   3,500          3,498
Asset Securitization Cooperative Corp. 1.22% due 7/18/03 (2)                                    3,200          3,198
Toyota Motor Credit Corp. 1.02% due 8/8/03 (2)                                                  2,000          1,998
HBOS Treasury Services PLC 1.51% due 7/7/03                                                     1,600          1,600

Total short-term securities (cost: $17,893,000)                                                               17,892

Total investment securities (cost: $176,133,000)                                                             187,537
New Taiwanese Dollar (cost $65,000)                                                         NT$ 2,160             63
Other assets less liabilities                                                                                    899
                                                                                                      ---------------

Net assets                                                                                                  $188,499
                                                                                                      ===============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Step bond; coupon rate will increase at a later date.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(6) Coupon rate may change periodically.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Company not making scheduled interest payments;
    bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

BLUE CHIP INCOME AND GROWTH FUND
                                       Investment portfolio as of June 30, 2003
unaudited

                                                                                                Market
                                                                                                 value
Equity securities (common & preferred stocks)                                     Shares          (000)
-------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  6.92%
Eli Lilly and Co.                                                                292,400       $20,167
AstraZeneca PLC (ADR) (United Kingdom)                                           320,000        13,046
Pfizer Inc                                                                       350,000        11,953
Bristol-Myers Squibb Co.                                                         315,000         8,552
Merck & Co., Inc.                                                                 90,000         5,450
Schering-Plough Corp.                                                            275,000         5,115

COMPUTERS & PERIPHERALS  -  6.33%
International Business Machines Corp.                                            295,000        24,337
Hewlett-Packard Co.                                                            1,125,000        23,963
EMC Corp.  (1)                                                                 1,000,000        10,470

OIL & GAS  -  6.21%
ChevronTexaco Corp.                                                              310,000        22,382
Exxon Mobil Corp.                                                                350,000        12,568
Marathon Oil Corp.                                                               250,000         6,588
ConocoPhillips                                                                   120,000         6,576
Unocal Corp.                                                                     220,000         6,312
Royal Dutch Petroleum Co., New York registered (Netherlands)                      70,000         3,263

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.93%
Sprint Corp. - FON Group                                                       1,375,000        19,800
AT&T Corp.                                                                       860,000        16,555
Verizon Communications Inc.                                                      180,000         7,101
SBC Communications Inc.                                                           90,000         2,300

THRIFTS & MORTGAGE FINANCE  -  4.28%
Fannie Mae                                                                       588,600        39,695

SPECIALTY RETAIL  -  4.12%
Lowe's Companies, Inc.                                                           525,000        22,549
TJX Companies, Inc.                                                              475,000         8,949
Gap, Inc.                                                                        195,400         3,666
Limited Brands, Inc.                                                             200,000         3,100

HEALTH CARE PROVIDERS & SERVICES  -  4.07%
HCA Inc.                                                                         510,000        16,340
Cardinal Health, Inc.                                                            190,000        12,217
IMS Health Inc.                                                                  513,800         9,243

FOOD PRODUCTS  -  3.96%
Unilever NV, New York registered (Netherlands)                                   450,000        24,300
H.J. Heinz Co.                                                                   250,000         8,245
Kraft Foods Inc., Class A                                                        130,000         4,232

HOTELS, RESTAURANTS & LEISURE  -  3.76%
McDonald's Corp.                                                                 825,000        18,199
Carnival Corp.                                                                   515,000        16,743

CONSUMER FINANCE  -  3.74%
Capital One Financial Corp.                                                      350,000        17,213
MBNA Corp.                                                                       560,000        11,670
SLM Corp.                                                                        150,000         5,876

CAPITAL MARKETS  -  3.61%
J.P. Morgan Chase & Co.                                                          780,000        26,660
Bank of New York Co., Inc.                                                       240,000         6,900

MULTILINE RETAIL  -  3.48%
Target Corp.                                                                     855,000        32,353

INSURANCE  -  3.12%
American International Group, Inc.                                               390,000        21,520
Jefferson-Pilot Corp.                                                            180,000         7,463

AEROSPACE & DEFENSE  -  2.78%
General Dynamics Corp.                                                           180,000        13,050
United Technologies Corp.                                                        165,000        11,687
Honeywell International Inc.                                                      39,900         1,071

AUTOMOBILES  -  2.71%
General Motors Corp.                                                             700,000        25,200

INDUSTRIAL CONGLOMERATES  -  2.67%
General Electric Co.                                                             865,000        24,808

ELECTRIC UTILITIES  -  2.25%
FPL Group, Inc.                                                                  129,600         8,664
Xcel Energy Inc.                                                                 500,000         7,520
TXU Corp.                                                                        166,700         3,742
FirstEnergy Corp.                                                                 25,901           996

IT SERVICES  -  2.22%
Electronic Data Systems Corp.                                                    580,000        12,441
Automatic Data Processing, Inc.                                                  240,000         8,126

CHEMICALS  -  2.05%
Dow Chemical Co.                                                                 380,000        11,765
Air Products and Chemicals, Inc.                                                 175,000         7,280

MACHINERY  -  1.90%
Caterpillar Inc.                                                                 165,000         9,184
Deere & Co.                                                                      185,000         8,455

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.65%
Texas Instruments Inc.                                                           510,000         8,976
Applied Materials, Inc.  (1)                                                     400,000         6,344

MULTI-UTILITIES & UNREGULATED POWER  -  1.54%
Duke Energy Corp.                                                                715,000        14,264

MEDIA  -  1.36%
AOL Time Warner Inc.  (1)                                                        400,000         6,436
Interpublic Group of Companies, Inc. (1)                                         465,000         6,222

PAPER & FOREST PRODUCTS  -  1.08%
Weyerhaeuser Co.                                                                 185,000         9,990

FOOD & DRUG RETAILING  -  1.06%
Albertson's, Inc.                                                                510,000         9,792

COMMERCIAL BANKS  -  1.00%
FleetBoston Financial Corp.                                                      220,000         6,536
Wells Fargo & Co.                                                                 54,300         2,737

HOUSEHOLD PRODUCTS  -  0.98%
Kimberly-Clark Corp.                                                             175,000         9,125

COMMERCIAL SERVICES & SUPPLIES  -  0.83%
Pitney Bowes Inc.                                                                200,000         7,682

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.73%
Sanmina-SCI Corp.  (1)                                                           575,000         3,628
Solectron Corp.  (1)                                                             834,300         3,120

ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                             110,000         5,621

SOFTWARE  -  0.55%
Microsoft Corp.                                                                  200,000         5,122

AIR FREIGHT & LOGISTICS  -  0.48%
United Parcel Service, Inc., Class B                                              70,000         4,459

ENERGY EQUIPMENT & SERVICES  -  0.46%
Schlumberger Ltd.                                                                 90,000         4,281

LEISURE EQUIPMENT & PRODUCTS  -  0.30%
Eastman Kodak Co.                                                                100,000         2,735

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.21%
Applera Corp. - Applied Biosystems Group                                         100,000         1,903

MISCELLANEOUS  -  3.61%
Other equity securities in initial period of acquisition                                        33,517

                                                                                         --------------
Total equity securities (cost: $841,691,000)                                                   850,110
                                                                                         --------------


                                                                               Principal        Market
                                                                                  amount         value
Short-term securities                                                               (000)         (000)
-------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.45%
Netjets Inc. 1.20% due 7/11/03 (2)                                                10,000         9,996
Harley-Davidson Funding Corp. 0.92%-1.03% due 7/23-7/28/03 (2)                     9,600         9,594
Ciesco LLP 0.88%-1.12% due 7/24-8/14/03 (2)                                        9,100         9,089
Harvard University 0.89% due 9/17/03                                               8,400         8,381
E.I. du Pont de Nemours & Co. 0.93%-1.01% due 8/11/03                              5,100         5,094
Abbott Laboratories Inc. 1.07% due 7/1/03 (2)                                      5,000         5,000
Preferred Receivables Funding Corp. 0.98% due 7/28/03 (2)                          5,000         4,996
Verizon Network Funding Corp. 0.92% due 8/7/03                                     5,000         4,995
Triple-A One Funding Corp. 1.35% due 7/1/03 (2)                                    4,695         4,695
SBC International Inc. 0.92% due 7/24/03 (2)                                       4,200         4,197
American Express Credit Corp. 1.17% due 7/11/03                                    2,300         2,299
Merck & Co. Inc. 0.95% due 8/21/03                                                   800           799

FEDERAL AGENCY DISCOUNT NOTES  -  2.72%
Federal Home Loan Bank 0.97%-1.19% due 7/11-8/8/03                                22,700        22,680
Fannie Mae 1.09% due 8/12/03                                                       2,600         2,597

                                                                                         --------------
Total short-term securities (cost: $94,415,000)                                                 94,412
                                                                                         --------------

Total investment securities (cost: $936,106,000)                                               944,522
Other assets less liabilities                                                                  (16,021)
                                                                                         --------------

Net assets                                                                                    $928,501
                                                                                         ==============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH-INCOME FUND
                                        Investment portfolio as of June 30, 2003

unaudited

                                                                                                          Market
                                                                                                           value
Stocks (common & preferred)                                                                 Shares          (000)
-----------------------------------------------------------------------------------------------------------------

OIL & GAS  -  6.40%
Petro-Canada (Canada)                                                                    4,100,000     $ 163,431
Marathon Oil Corp.                                                                       3,450,000        90,907
ChevronTexaco Corp.                                                                        970,000        70,034
Devon Energy Corp.                                                                       1,300,000        69,420
Husky Energy Inc. (Canada)                                                               2,742,800        35,458
Royal Dutch Petroleum Co., New York registered (Netherlands)                               650,000        30,303
Exxon Mobil Corp.                                                                          750,000        26,932
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                              568,900        22,671
"Shell" Transport and Trading Co., PLC                                                     486,600         3,216
Unocal Corp.                                                                               700,000        20,083
Noble Energy, Inc.                                                                         500,000        18,900
Ashland Inc.                                                                               450,000        13,806
ConocoPhillips                                                                             231,511        12,687


PHARMACEUTICALS  -  5.49%
Eli Lilly and Co.                                                                        1,710,000       117,939
Pfizer Inc (formed by the merger of Pharmacia Corp. and Pfizer Inc)                      3,041,500       103,867
Bristol-Myers Squibb Co.                                                                 3,210,000        87,151
AstraZeneca PLC (ADR) (United Kingdom)                                                   1,256,750        51,238
Forest Laboratories, Inc.  (1)                                                             864,800        47,348
Merck & Co., Inc.                                                                          500,000        30,275
Schering-Plough Corp.                                                                    1,580,000        29,388
Johnson & Johnson (formed by the merger of Scios Inc. and Johnson & Johnson)               550,000        28,435


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.08%
Texas Instruments Inc.                                                                   4,300,000        75,680
Applied Materials, Inc.  (1)                                                             4,300,000        68,198
Teradyne, Inc. (1)                                                                       2,150,000        37,216
Altera Corp.  (1)                                                                        1,850,000        30,340
Intel Corp.                                                                              1,200,000        24,941
Maxim Integrated Products, Inc.                                                            650,000        22,223
ASML Holding NV, New York registered (Netherlands) (1)                                   1,200,000        11,472
ASML Holding NV (1)                                                                      1,000,000         9,494
Analog Devices, Inc.  (1)                                                                  600,000        20,892
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (1)                           2,000,000        20,160
Xilinx, Inc.  (1)                                                                          750,000        18,982
LSI Logic Corp.  (1)                                                                     2,000,000        14,160
KLA-Tencor Corp.  (1)                                                                      300,000        13,947


INSURANCE  -  3.70%
American International Group, Inc.                                                       1,900,000       104,842
Manulife Financial Corp. (Canada)                                                        2,500,000        70,525
XL Capital Ltd., Class A                                                                   780,000        64,740
Allstate Corp.                                                                           1,100,000        39,215
Chubb Corp.                                                                                350,000        21,000
Jefferson-Pilot Corp.                                                                      500,000        20,730
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                4,500,000        10,317
UnumProvident Corp.                                                                        211,700         2,839


MEDIA  -  3.65%
AOL Time Warner Inc.  (1)                                                                6,750,000       108,608
News Corp. Ltd. (ADR) (Australia)                                                        1,100,000        33,297
News Corp. Ltd., preferred (ADR)                                                           900,000        22,545
Interpublic Group of Companies, Inc.                                                     3,087,600        41,312
Viacom Inc., Class B, nonvoting  (1)                                                       900,000        39,294
Clear Channel Communications, Inc.  (1)                                                    500,000        21,195
Dow Jones & Co., Inc.                                                                      450,000        19,363
Gannett Co., Inc.                                                                          200,000        15,362
Comcast Corp., Class A, special stock, nonvoting  (1)                                      500,000        14,415
Fox Entertainment Group, Inc., Class A  (1)                                                500,000        14,390


COMMERCIAL BANKS  -  3.01%
Wells Fargo & Co.                                                                        1,820,000        91,728
Bank of America Corp.                                                                      715,000        56,506
BANK ONE CORP.                                                                             768,012        28,555
FleetBoston Financial Corp.                                                                950,000        28,224
PNC Financial Services Group, Inc.                                                         550,000        26,845
Wachovia Corp.                                                                             430,000        17,183
SunTrust Banks, Inc.                                                                       200,000        11,868
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
  units (Japan)                                                                        720,000,000         5,553
Sumitomo Mitsui Financial Group, Inc. (formerly Sumitomo Mitsui Banking Corp.)
  (ADR) (Japan)                                                                          1,200,000         2,520
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                       600,000         2,748


COMMERCIAL SERVICES & SUPPLIES  -  2.91%
Allied Waste Industries, Inc.  (1)                                                       9,641,800        96,900
Pitney Bowes Inc.                                                                        1,382,200        53,090
ServiceMaster Co.                                                                        4,400,000        47,080
Avery Dennison Corp.                                                                       600,000        30,120
Robert Half International Inc.  (1)                                                      1,500,000        28,410
Waste Management, Inc.                                                                     299,300         7,210


CAPITAL MARKETS  -  2.82%
J.P. Morgan Chase & Co.                                                                  6,600,000       225,588
Bank of New York Co., Inc.                                                               1,000,000        28,750


MULTILINE RETAIL  -  2.80%
Dollar General Corp.                                                                     4,600,000        83,996
Kohl's Corp.  (1)                                                                        1,158,500        59,524
Target Corp.                                                                             1,200,000        45,408
Federated Department Stores, Inc.                                                        1,000,000        36,850
May Department Stores Co.                                                                1,200,000        26,712


COMMUNICATIONS EQUIPMENT  -  2.74%
Cisco Systems, Inc.  (1)                                                                 6,742,600       112,534
Lucent Technologies Inc. 8.00% convertible preferred 2031                                   84,123        83,939
Nokia Corp. (ADR) (Finland)                                                              2,150,000        35,324
Harris Corp.                                                                               500,000        15,025


HEALTH CARE PROVIDERS & SERVICES  -  2.55%
HCA Inc.                                                                                 2,030,000        65,041
Cardinal Health, Inc.                                                                      675,000        43,402
WellPoint Health Networks Inc.  (1)                                                        450,000        37,935
CIGNA Corp.                                                                                800,000        37,552
Aetna Inc.                                                                                 305,100        18,367
Service Corp. International  (1)                                                         4,000,000        15,480
IMS Health Inc.                                                                            700,000        12,593


COMPUTERS & PERIPHERALS  -  2.51%
International Business Machines Corp.                                                    1,040,000        85,800
Hewlett-Packard Co.                                                                      4,000,000        85,200
EMC Corp.  (1)                                                                           2,900,000        30,363
Dell Computer Corp.  (1)                                                                   600,000        19,176
Sun Microsystems, Inc.  (1)                                                              1,300,000         5,980


SPECIALTY RETAIL  -  2.41%
Lowe's Companies, Inc.                                                                   2,650,000       113,817
Gap, Inc.                                                                                3,137,300        58,856
Limited Brands, Inc.                                                                     1,500,000        23,250
Circuit City Stores, Inc.                                                                2,400,000        21,120


AEROSPACE & DEFENSE  -  2.31%
Honeywell International Inc.                                                             1,750,000        46,987
United Technologies Corp.                                                                  623,200        44,141
Lockheed Martin Corp.                                                                      700,000        33,299
Northrop Grumman Corp.                                                                     374,990        32,358
Raytheon Co.                                                                               800,000        26,272
General Dynamics Corp.                                                                     350,000        25,375


IT SERVICES  -  2.06%
Electronic Data Systems Corp.                                                            2,660,000        57,057
Ceridian Corp.  (1)                                                                      2,000,000        33,940
Concord EFS, Inc.  (1)                                                                   2,000,000        29,440
Computer Sciences Corp.  (1)                                                               650,000        24,778
Automatic Data Processing, Inc.                                                            650,000        22,009
Sabre Holdings Corp., Class A                                                              750,000        18,487


CONSUMER FINANCE  -  1.96%
Capital One Financial Corp.                                                              1,400,000        68,852
Providian Financial Corp.  (1)                                                           5,160,000        47,782
MBNA Corp.                                                                               1,500,000        31,260
American Express Co.                                                                       700,000        29,267


INDUSTRIAL CONGLOMERATES  -  1.94%
General Electric Co.                                                                     4,300,000       123,324
Tyco International Ltd.                                                                  2,750,000        52,195


FOOD PRODUCTS  -  1.74%
Del Monte Foods Co.  (1)                                                                 5,932,476        52,443
Sara Lee Corp.                                                                           2,200,000        41,382
General Mills, Inc.                                                                        700,000        33,187
H.J. Heinz Co.                                                                             900,000        29,682


SOFTWARE  -  1.73%
Microsoft Corp.                                                                          3,430,000        87,842
Oracle Corp.  (1)                                                                        4,070,000        48,921
PeopleSoft, Inc.  (1)                                                                      800,000        14,072
Cadence Design Systems, Inc.  (1)                                                          475,000         5,728


PERSONAL PRODUCTS  -  1.62%
Avon Products, Inc.                                                                      2,225,000       138,395
Estee Lauder Companies Inc., Class A                                                       225,000         7,544


ROAD & RAIL  -  1.48%
Norfolk Southern Corp.                                                                   4,395,600        84,396
Burlington Northern Santa Fe Corp.                                                       1,409,500        40,086
Union Pacific Corp.                                                                        150,000         8,703


TOBACCO  -  1.46%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                               2,400,000       109,056
R.J. Reynolds Tobacco Holdings, Inc.                                                       600,000        22,326


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.40%
AT&T Corp.                                                                               3,690,000        71,032
Sprint Corp. - FON Group                                                                 2,600,000        37,440
SBC Communications Inc.                                                                    700,000        17,885


ELECTRIC UTILITIES  -  1.36%
Dominion Resources, Inc.                                                                   675,000        43,382
Progress Energy, Inc.                                                                      450,000        19,755
Constellation Energy Group, Inc.                                                           350,000        12,005
FirstEnergy Corp.                                                                          298,531        11,479
Xcel Energy Inc.                                                                           750,000        11,280
American Electric Power Co., Inc.                                                          345,900        10,318
TECO Energy, Inc.                                                                          750,000         8,992
TXU Corp.                                                                                  250,000         5,613


THRIFTS & MORTGAGE FINANCE  -  1.34%
Fannie Mae                                                                               1,334,100        89,972
MGIC Investment Corp.                                                                      400,000        18,656
Freddie Mac                                                                                240,000        12,185


MULTI-UTILITIES & UNREGULATED POWER  -  1.26%
Duke Energy Corp.                                                                        4,227,900        84,347
Calpine Corp.  (1)                                                                       4,500,000        29,700


WIRELESS TELECOMMUNICATION SERVICES  -  1.21%
AT&T Wireless Services, Inc.  (1)                                                        6,500,000        53,365
Sprint Corp. - PCS Group, Series1  (1)                                                   6,300,000        36,225
Nextel Communications, Inc., Class A  (1)                                                1,100,000        19,888


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.18%
Sanmina-SCI Corp.  (1)                                                                   5,960,000        37,608
Flextronics International Ltd. (Singapore) (1)                                           3,550,000        36,884
Solectron Corp.  (1)                                                                     5,350,000        20,009
Jabil Circuit, Inc.  (1)                                                                   550,000        12,155


AUTO COMPONENTS  -  1.11%
Magna International Inc., Class A (Canada)                                               1,177,400        79,204
Goodyear Tire & Rubber Co. (1)                                                           3,500,000        18,375
Dana Corp.                                                                                 231,800         2,680


FOOD & STAPLES RETAILING  -  1.09%
Albertson's, Inc.                                                                        3,240,000        62,208
Walgreen Co.                                                                             1,200,000        36,120


ENERGY EQUIPMENT & SERVICES  -  1.01%
Schlumberger Ltd.                                                                        1,750,000        83,248
Halliburton Co.                                                                            350,000         8,050


HOTELS, RESTAURANTS & LEISURE  -  0.97%
McDonald's Corp.                                                                         2,050,000        45,223
Carnival Corp., units                                                                    1,300,000        42,263


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.94%
Applera Corp. - Applied Biosystems Group                                                 3,284,600        62,506
Becton, Dickinson and Co.                                                                  570,000        22,145


CHEMICALS  -  0.86%
Dow Chemical Co.                                                                         1,550,000        47,988
Air Products and Chemicals, Inc.                                                           450,000        18,720
Millennium Chemicals Inc.                                                                1,150,000        10,937


PAPER & FOREST PRODUCTS  -  0.84%
International Paper Co.                                                                    750,000        26,798
Weyerhaeuser Co.                                                                           350,000        18,900
Bowater Inc.                                                                               445,000        16,665
Georgia-Pacific Corp., Georgia-Pacific Group                                               439,660         8,332
MeadWestvaco Corp.                                                                         200,000         4,940


AUTOMOBILES  -  0.82%
General Motors Corp.                                                                     2,050,000        73,800


INTERNET SOFTWARE & SERVICES  -  0.73%
Yahoo! Inc.  (1)                                                                         2,000,000        65,520


TEXTILES, APPAREL & LUXURY GOODS  -  0.69%
NIKE, Inc., Class B                                                                        750,000        40,118
VF Corp.                                                                                   650,000        22,081


INTERNET & CATALOG RETAIL  -  0.58%
eBay Inc.  (1)                                                                             500,000        52,090


REAL ESTATE  -  0.52%
Boston Properties, Inc.                                                                    500,000        21,900
Equity Residential                                                                         750,000        19,463
Plum Creek Timber Co., Inc.                                                                205,500         5,333


MACHINERY  -  0.52%
Ingersoll-Rand Co. Ltd., Class A                                                           525,000        24,843
Caterpillar Inc.                                                                           350,000        19,481
CNH Global NV (Netherlands)                                                                240,000         2,290


CONTAINERS & PACKAGING  -  0.50%
Sonoco Products Co.                                                                      1,000,000        24,020
Temple-Inland Inc.                                                                         200,000         8,582
Crown Cork & Seal Co., Inc.  (1)                                                         1,150,000         8,211
Packaging Corp. of America  (1)                                                            250,000         4,608


OFFICE ELECTRONICS  -  0.48%
Xerox Corp.  (1)                                                                         2,400,000        25,416
IKON Office Solutions, Inc.                                                              2,000,000        17,800


BIOTECHNOLOGY  -  0.47%
Biogen, Inc.  (1)                                                                        1,115,000        42,370


DIVERSIFIED FINANCIAL SERVICES  -  0.44%
Citigroup Inc.                                                                             550,050        23,542
Principal Financial Group, Inc.                                                            500,000        16,125


HOUSEHOLD PRODUCTS  -  0.37%
Kimberly-Clark Corp.                                                                       640,000        33,370


BEVERAGES  -  0.31%
Coca-Cola Co.                                                                              600,000        27,846


AIRLINES  -  0.29%
Southwest Airlines Co.                                                                   1,500,000        25,800


OTHER INDUSTRIES - 0.27%
Emerson Electric Co.                                                                       350,000        17,885
United Parcel Service, Inc., Class B                                                       100,000         6,370

                                                                                                   --------------
Total stocks (cost: $7,412,434,000)                                                                    7,482,232
                                                                                                   --------------



                                                                                         Principal        Market
                                                                                            amount         value
Convertible debentures                                                                        (000)         (000)
-----------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  0.20%
Sepracor Inc. 5.00%  2007                                                                  $20,000       $17,750

                                                                                                   --------------
Total convertible debentures (cost: $19,525,000)                                                          17,750
                                                                                                   --------------


MISCELLANEOUS  -  2.47%
Other equity securities in initial period of acquisition                                                 222,716

                                                                                                   --------------
Total equity securities (cost: $7,431,959,000)                                                         7,722,698
                                                                                                   --------------



Short-term securities
-----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.02%
Corporate Asset Funding Co. Inc. 0.95%-1.24% due 7/1-8/1/03 (2)                             73,600        73,565
Coca-Cola Co. 0.99%-1.11% due 7/25-8/15/03                                                  71,900        71,819
Pfizer Inc 0.91%-1.14% due 7/15-8/11/03 (2)                                                 70,900        70,836
Preferred Receivables Funding Corp. 1.05%-1.14% due 7/11-7/23/03 (2)                        70,240        70,202
E.I. du Pont de Nemours & Co. 0.95%-1.00% due 8/8-8/28/03                                   69,100        68,992
Edison Asset Securitization LLC  0.92%-0.94% due 8/21-9/5/03 (2)                            53,200        53,111
Johnson & Johnson 1.20%-1.22% due 7/10-8/1/03 (2)                                           52,000        51,975
Harley-Davidson Funding Corp. 0.90%-1.23% due 7/2-8/18/03 (2)                               34,000        33,978
Triple-A One Funding Corp. 1.25% due 7/8/03 (2)                                             27,600        27,592
Bank of America Corp. 1.23% due 7/7/03                                                      25,000        24,994
American Express Credit Corp. 0.88%-1.22% due 7/11-8/26/03                                  25,000        24,980
SBC International Inc. 1.02%-1.06% due 7/29-8/14/03 (2)                                     25,000        24,972
Schering Corp. 1.21% due 7/23/03                                                            23,800        23,782
Netjets Inc. 1.20% due 7/11/03 (2)                                                          13,000        12,995


FEDERAL AGENCY DISCOUNT NOTES  -  6.65%
Fannie Mae 1.06%-1.195% due 7/2-9/10/03                                                    278,049       277,762
Federal Home Loan Bank 1.14%-1.21% due 7/2-9/22/03                                         164,263       164,100
Freddie Mac 0.91%-1.20% due 7/3-10/29/03                                                   123,200       123,029
Federal Farm Credit Banks 1.15% due 7/9/03                                                  35,000        34,990


U.S. TREASURIES  -  0.50%
U.S. Treasury Bills 0.775% due 9/11-10/30/03                                                45,400        45,292


                                                                                                   --------------
Total short-term securities (cost: $1,278,949,000)                                                     1,278,966
                                                                                                   --------------

Total investment securities (cost: $8,710,908,000)                                                     9,001,664

New Taiwanese Dollar (cost: $4,041,000)                                                 NT$139,254         4,035
Other assets less liabilities                                                                             16,758
                                                                                                   --------------

Net assets                                                                                            $9,022,457
                                                                                                   ==============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

ASSET ALLOCATION FUND
                                             Investment portfolio, June 30, 2003
unaudited



                                                                                                               Market
                                                                                                                value
Stocks (common & preferred)                                                                        Shares        (000)
------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  6.57%
Eli Lilly and Co.                                                                                 789,100  $   54,424
Bristol-Myers Squibb Co.                                                                        1,600,000      43,440
AstraZeneca PLC (ADR) (United Kingdom)                                                            850,000      34,654
AstraZeneca PLC (Sweden)                                                                           75,000       3,041
Schering-Plough Corp.                                                                             750,000      13,950
Pfizer Inc                                                                                        200,000       6,830


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.98%
CenturyTel, Inc.                                                                                1,598,350      55,702
ALLTEL Corp. 7.75% 2005, units                                                                    600,000      29,850
ALLTEL Corp.                                                                                      375,000      18,082
AT&T Corp.                                                                                      1,250,000      24,062
Sprint Corp. - FON Group                                                                        1,000,000      14,400
COLT Telecom Group PLC (ADR) (United Kingdom) (1)                                                  38,400         159
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1) (2) (3)                                   2,250           -


OIL & GAS  -  5.80%
Petro-Canada (Canada)                                                                           1,250,000      49,826
ChevronTexaco Corp.                                                                               550,000      39,710
Marathon Oil Corp.                                                                              1,200,000      31,620
Royal Dutch Petroleum Co., New York registered (Netherlands)                                      360,000      16,783


COMMERCIAL BANKS  -  3.41%
Bank of America Corp.                                                                             450,000      35,563
BANK ONE CORP.                                                                                    743,700      27,651
FleetBoston Financial Corp.                                                                       550,000      16,340
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                    60,000       1,662


MULTILINE RETAIL  -  3.30%
Target Corp.                                                                                      700,000      26,488
Kohl's Corp.  (1)                                                                                 515,200      26,471
May Department Stores Co.                                                                       1,150,000      25,599


FOOD PRODUCTS  -  2.69%
Unilever NV, New York registered (Netherlands)                                                    750,000      40,500
General Mills, Inc.                                                                               300,000      14,223
Sara Lee Corp.                                                                                    500,000       9,405


MEDIA  -  2.54%
AOL Time Warner Inc.  (1)                                                                       2,300,000      37,007
Interpublic Group of Companies, Inc.                                                              950,000      12,711
Comcast Corp., Class A  (1)                                                                       291,150       8,787
Sinclair Capital 11.625% preferred 2009                                                            17,500       1,846


AEROSPACE & DEFENSE  -  2.45%
Raytheon Co.                                                                                      900,000      29,556
United Technologies Corp.                                                                         250,000      17,708
Honeywell International Inc.                                                                      400,000      10,740
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009 (formerly
  EarthWatch Inc.) (1)(2)((3)(4)                                                                  376,473         375


HOTELS, RESTAURANTS & LEISURE  -  2.32%
Carnival Corp., units                                                                           1,700,000      55,267


CAPITAL MARKETS  -  2.23%
J.P. Morgan Chase & Co.                                                                         1,500,000      51,270
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
 (Japan) (2) (5)                                                                                1,750,000       1,768


COMMERCIAL SERVICES & SUPPLIES  -  2.10%
Pitney Bowes Inc.                                                                                 900,000      34,569
Rentokil Initial PLC (ADR) (United Kingdom)                                                     1,000,000      15,438


FOOD & STAPLES RETAILING  -  2.07%
Walgreen Co.                                                                                    1,000,000      30,100
Albertson's, Inc.                                                                               1,000,000      19,200


THRIFTS & MORTGAGE FINANCE  -  2.04%
Freddie Mac                                                                                       600,000      30,462
Fannie Mae                                                                                        267,500      18,040


INDUSTRIAL CONGLOMERATES  -  1.81%
General Electric Co.                                                                            1,500,000      43,020


COMPUTERS & PERIPHERALS  -  1.47%
Hewlett-Packard Co.                                                                             1,000,000      21,300
International Business Machines Corp.                                                             165,000      13,613


MULTI-UTILITIES & UNREGULATED POWER  -  1.44%
El Paso Corp.                                                                                   3,000,000      24,240
Duke Energy Corp.                                                                                 500,000       9,975


INSURANCE  -  1.29%
American International Group, Inc.                                                                300,000      16,554
Allstate Corp.                                                                                    400,000      14,260


CHEMICALS  -  1.10%
Dow Chemical Co.                                                                                  600,000      18,576
Millennium Chemicals Inc.                                                                         800,000       7,608


IT SERVICES  -  1.04%
Automatic Data Processing, Inc.                                                                   500,000      16,930
Ceridian Corp.  (1)                                                                               457,000       7,755


PAPER & FOREST PRODUCTS  -  1.02%
Weyerhaeuser Co.                                                                                  450,000      24,300


ENERGY EQUIPMENT & SERVICES  -  1.00%
Schlumberger Ltd.                                                                                 500,000      23,785


MACHINERY  -  0.95%
Deere & Co.                                                                                       300,000      13,710
Dover Corp.                                                                                       300,000       8,988


AUTOMOBILES  -  0.78%
General Motors Corp.                                                                              500,000      18,000
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
 2032                                                                                              14,100         613


DISTRIBUTORS  -  0.69%
Genuine Parts Co.                                                                                 514,700      16,476


SPECIALTY RETAIL  -  0.65%
Limited Brands, Inc.                                                                            1,000,000      15,500


SOFTWARE  -  0.59%
PeopleSoft, Inc.  (1)                                                                             800,000      14,072


BEVERAGES  -  0.56%
PepsiCo, Inc.                                                                                     300,000      13,350


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.53%
Texas Instruments Inc.                                                                            723,700      12,737


WIRELESS TELECOMMUNICATION SERVICES  -  0.38%
SpectraSite, Inc.  (1) (3)                                                                         96,863       4,104
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (1)
 (4)                                                                                                3,610       3,953
Dobson Communications Corp., senior exchangable preferred : (4)
   13.00% 2009                                                                                        469         476
   12.25% 2008                                                                                        447         442
   12.25% 2008                                                                                        175         174


HEALTH CARE PROVIDERS & SERVICES  -  0.30%
CIGNA Corp.                                                                                       150,000       7,041


ELECTRIC UTILITIES  -  0.26%
American Electric Power Co., Inc.                                                                 205,900       6,142


                                                                                                          --------------
Total stocks (cost: $1,414,031,000)                                                                         1,412,973
                                                                                                          --------------


                                                                                                Principal      Market
                                                                                                   amount       value
Convertible debentures                                                                               (000)       (000)
------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.14%
Solectron Corp. 0% LYON 2020                                                                   $    6,000   $   3,360

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -  0.09%
Cypress Semiconductor Corp. 4.00% 2005                                                              2,000       2,015

                                                                                                          --------------
Total convertible debentures (cost: $8,843,000)                                                                 5,375
                                                                                                          --------------

Miscellaneous  -  2.07%
Other securities in initial period of acquisition                                                              49,268


                                                                                                          --------------
Total equity securities (cost: $1,422,874,000)                                                              1,467,616
                                                                                                          --------------




                                                                                                Principal      Market
                                                                                                   amount       value
Bonds & notes                                                                                        (000)       (000)
------------------------------------------------------------------------------------------------------------------------

MEDIA  -  1.99%
Liberty Media Corp. 7.875% 2009                                                                $    5,000   $   5,866
Cox Communications, Inc. 7.875% 2009                                                                4,000       4,917
Young Broadcasting Inc.:
 10.00% 2011                                                                                        2,867       3,118
 Series B, 8.75% 2007                                                                               1,020       1,040
Clear Channel Communications, Inc. 6.625% 2008                                                      3,000       3,423
Cinemark USA, Inc. 9.00% 2013 (2)                                                                   2,750       2,997
Antenna TV SA 9.75% 2008                                                              Euro          2,500       2,583
Quebecor Media Inc. 11.125% 2011                                                               $    2,200       2,530
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                       2,140       2,258
Viacom Inc. 5.625% 2007                                                                             2,000       2,228
Gray Communications Systems, Inc. 9.25% 2011                                                        2,000       2,220
Sun Media Corp. 7.625% 2013                                                                         2,000       2,140
AMC Entertainment Inc.:
 9.50% 2011                                                                                         1,500       1,560
 9.875% 2012                                                                                          500         540
Hollinger Participation Trust 12.125% 2010 (2)  (4) (5)                                             1,817       2,048
AOL Time Warner Inc. 6.875% 2012                                                                    1,500       1,716
Regal Cinemas Corp., Series B, 9.375% 2012                                                          1,120       1,240
Univision Communications Inc. 7.85% 2011                                                              830         989
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                    800         850
NextMedia Operating, Inc. 10.75% 2011                                                                 750         844
Radio One, Inc., Series B, 8.875% 2011                                                                750         829
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                         934         813
LBI Media, Inc. 10.125% 2012                                                                          650         718


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.29%
AT&T Corp. 7.00% 2006 (5)                                                                           4,500       5,009
Sprint Capital Corp.:
 6.90% 2019                                                                                         3,000       3,152
 7.625% 2011                                                                                        1,500       1,715
Qwest Services Corp. 13.00% 2007 (2)                                                                3,769       4,146
Deutsche Telekom International Finance BV 8.25% 2005 (5)                                            3,500       3,905
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                2,785       3,227
Koninklijke KPN NV 8.00% 2010                                                                       2,000       2,480
British Telecommunications PLC 8.375% 2010 (5)                                                      1,500       1,900
TELUS Corp. 7.50% 2007                                                                              1,500       1,680
France Telecom 9.25% 2011 (5)                                                                       1,000       1,261
CFW Communications Co. 13.00% 2010 (3) (7)                                                          2,000         900
FairPoint Communications, Inc. 11.875% 2010 (2)                                                       750         874
TeleWest PLC 11.00% 2007 (7)                                                                        1,250         459


WIRELESS TELECOMMUNICATION SERVICES  -  1.18%
American Tower Corp. 9.375% 2009                                                                    5,425       5,479
American Towers, Inc. 0%/12.25% 2008 (6)                                                              500         325
AT&T Wireless Services, Inc. 8.125% 2012                                                            4,500       5,432
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                     4,000       4,398
Nextel Partners, Inc.:
 8.125% 2011 (2)                                                                                    3,050       3,058
 11.00% 2010                                                                                        1,000       1,085
Crown Castle International Corp.:
 0%/10.375% 2011 (6)                                                                                1,600       1,536
 0%/11.25% 2011 (6)                                                                                   750         724
 10.625% 2007                                                                                         400         423
Triton PCS, Inc.:
 9.375% 2011                                                                                        1,000       1,027
 8.75% 2011                                                                                           825         827
 8.50% 2013 (2)                                                                                       225         243
Vodafone Group PLC 7.75% 2010                                                                       1,500       1,849
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
  10.125% 2013 (2)                                                                                  1,475       1,468
Cricket Communications, Inc.: (5)  (7)
 6.188% 2007                                                                                          280         109
 6.375% 2007                                                                                          165          64
iPCS, Inc. 0%/14.00% 2010 (6)  (7)                                                                    700          38


HOTELS, RESTAURANTS & LEISURE  -  1.02%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                         4,000       4,060
 8.75% 2011                                                                                         1,000       1,065
Six Flags, Inc.:
 9.75% 2013 (2)                                                                                     1,375       1,368
 9.50% 2009                                                                                         1,000         990
 8.875% 2010                                                                                          950         917
Premier Parks Inc. 9.75% 2007                                                                       1,100       1,094
MGM Mirage, Inc. 8.50% 2010                                                                         3,000       3,540
Hyatt Equities, LLC 6.875% 2007 (2)                                                                 2,000       2,085
Sbarro, Inc. 11.00% 2009                                                                            1,750       1,505
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                       1,500       1,440
CKE Restaurants, Inc. 9.125% 2009                                                                   1,250       1,219
Jupiters Ltd. 8.50% 2006                                                                            1,000       1,105
Boyd Gaming Corp. 7.75% 2012                                                                        1,000       1,066
Eldorado Resorts LLC 10.50% 2006                                                                    1,000       1,025
Buffets, Inc. 11.25% 2010                                                                           1,000         995
Argosy Gaming Co. 10.75% 2009                                                                         500         550
Hilton Hotels Corp. 7.625% 2012                                                                       325         357


INSURANCE  -  0.83%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (8)                                            3,500       4,443
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006 (2)                                 2,000       2,207
Transamerica Corp. 9.375% 2008                                                                      1,600       1,982
International Lease Finance Corp. 4.50% 2008                                                        2,000       2,097
CNA Financial Corp.:
 6.45% 2008                                                                                         1,000       1,045
 7.25% 2023                                                                                         1,050       1,012
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                                     1,500       1,775
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                 1,500       1,615
MetLife, Inc. 3.911% 2005                                                                           1,505       1,568
Travelers Property Casualty Corp. 3.75% 2008                                                        1,000       1,027
ACE Capital Trust II 9.70% 2030                                                                       750       1,014


OIL & GAS  -  0.74%
Clark Refining & Marketing, Inc. 8.875% 2007                                                        3,000       3,075
Western Oil Sands Inc. 8.375% 2012                                                                  2,375       2,660
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (8)                                       1,870       2,571
General Maritime Corp. 10.00% 2013 (2)                                                              2,300       2,530
Petrozuata Finance, Inc., Series B:  (8)
 8.22% 2017 (2)                                                                                     2,040       1,790
 8.22% 2017                                                                                           350         307
XTO Energy Inc. 7.50% 2012                                                                          1,500       1,710
ConocoPhillips 3.625% 2007                                                                          1,500       1,559
Newfield Exploration Co.:
 8.375% 2012                                                                                        1,175       1,329
 7.625% 2011                                                                                          120         136


AUTOMOBILES  -  0.67%
Ford Motor Credit Co.:
 5.80% 2009                                                                                         3,000       2,985
 7.25% 2011                                                                                         1,500       1,545
 7.875% 2010                                                                                        1,250       1,341
 6.875% 2006                                                                                          500         531
General Motors Acceptance Corp.:
 6.875% 2011                                                                                        3,000       3,015
 6.125% 2006                                                                                        2,000       2,107
 7.125% 2013                                                                                        1,000         996
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                         2,000       2,186
 7.75% 2011                                                                                         1,000       1,165


COMMERCIAL SERVICES & SUPPLIES  -  0.57%
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             4,000       4,050
Allied Waste North America, Inc.:
 10.00% 2009                                                                                        1,750       1,868
 8.50% 2008                                                                                           875         945
 Series B, 8.875% 2008                                                                                750         817
Cendant Corp.:
 6.25% 2008                                                                                         2,000       2,216
 6.875% 2006                                                                                        1,000       1,119
Synagro Technologies, Inc. 9.50% 2009                                                               1,500       1,612
WMX Technologies, Inc. 8.00% 2004                                                                   1,000       1,047


METALS & MINING  -  0.56%
Allegheny Technologies, Inc. 8.375% 2011                                                            3,000       2,880
Oregon Steel Mills, Inc. 10.00% 2009                                                                3,000       2,715
Earle M. Jorgensen Co. 9.75% 2012                                                                   2,000       2,130
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                    1,825       2,044
AK Steel Corp.:
 7.875% 2009                                                                                        1,000         855
 7.75% 2012                                                                                           750         626
Steel Dynamics, Inc. 9.50% 2009                                                                     1,000       1,052
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                            1,000         982



PAPER & FOREST PRODUCTS  -  0.53%
Georgia-Pacific Corp.:
 9.50% 2022                                                                                         1,500       1,485
 8.125% 2011                                                                                        1,250       1,291
 7.375% 2008 (2)                                                                                      750         765
Fort James Corp. 6.875% 2007                                                                        1,000       1,022
Weyerhaeuser Co. 5.95% 2008                                                                         3,000       3,360
Potlatch Corp. 10.00% 2011                                                                          1,475       1,645
Riverwood International Corp. 10.875% 2008                                                          1,500       1,545
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                         2,000       1,449


CONSUMER FINANCE  -  0.50%
Capital One Financial Corp.:
 8.75% 2007                                                                                         2,155       2,367
 7.125% 2008                                                                                        2,000       2,135
Capital One Capital I 2.86% 2027 (2)  (5)                                                           1,250         940
SLM Corp., Series A, 3.625% 2008                                                                    2,500       2,569
MBNA Corp., Series B, 2.11% 2027 (5)                                                                3,000       2,217
Advanta Capital Trust I, Series B, 8.99% 2026                                                       3,000       1,770


REAL ESTATE  -  0.45%
United Dominion Realty Trust, Inc. 6.50% 2009                                                       3,000       3,377
EOP Operating LP:
 7.25% 2018                                                                                         1,000       1,182
 7.75% 2007                                                                                         1,000       1,172
Host Marriott, LP:
 Series G, 9.25% 2007                                                                               1,250       1,350
 Series E, 8.375% 2006                                                                                400         416
 Series I, 9.50% 2007                                                                                 350         378
Rouse Co. 7.20% 2012                                                                                1,500       1,725
Federal Realty Investment Trust 6.125% 2007                                                         1,000       1,073


ELECTRIC UTILITIES  -  0.43%
Progress Energy, Inc. 5.85% 2008                                                                    2,305       2,549
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                           1,750       1,781
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                         1,535       1,678
Cilcorp Inc. 9.375% 2029                                                                            1,185       1,662
Edison Mission Energy 7.73% 2009                                                                    1,500       1,290
Homer City Funding LLC 8.734% 2026 (8)                                                                200         219
Constellation Energy Group, Inc. 6.125% 2009                                                        1,000       1,126


HEALTH CARE PROVIDERS & SERVICES  -  0.43%
HCA Inc.:
 6.25% 2013                                                                                         2,415       2,466
 7.125% 2006                                                                                        1,335       1,452
Aetna Inc. 7.375% 2006                                                                              3,000       3,374
Humana Inc. 7.25% 2006                                                                              2,500       2,778
Integrated Health Services, Inc., Series A:  (3) (7)
 9.25% 2008                                                                                         1,750          39
 9.50% 2007                                                                                         1,250          28


MULTI-UTILITIES & UNREGULATED POWER  -  0.41%
AES Corp.:
 8.75% 2013 (2)                                                                                     2,200       2,299
 9.50% 2009                                                                                         1,300       1,319
 10.00% 2005 (2)                                                                                      750         782
 9.375% 2010                                                                                          112         113
Williams Companies, Inc.:
 8.75% 2032                                                                                         1,700       1,776
 7.875% 2021                                                                                        1,000         980
El Paso Corp. 7.75% 2032                                                                            3,000       2,542


AUTO COMPONENTS  -  0.40%
Stoneridge, Inc. 11.50% 2012                                                                        2,850       3,206
Lear Corp., Series B, 8.11% 2009                                                                    1,500       1,725
ArvinMeritor, Inc. 8.75% 2012                                                                       1,500       1,687
Dana Corp. 10.125% 2010                                                                             1,250       1,384
Tenneco Automotive Inc., Series B, 11.625% 2009                                                     1,000         890
TRW Automotive Acquisition Corp.:  (2)
 9.375% 2013                                                                                          300         327
 11.00% 2013                                                                                          175         192


HOUSEHOLD DURABLES  -  0.39%
K. Hovnanian Enterprises, Inc.:
 7.75% 2013 (2)                                                                                     1,250       1,316
 8.875% 2012                                                                                          780         856
William Lyon Homes, Inc. 10.75% 2013                                                                2,000       2,135
Pulte Homes, Inc. 6.25% 2013                                                                        1,750       1,945
Beazer Homes USA, Inc. 8.375% 2012                                                                  1,500       1,669
WCI Communities, Inc.:
 10.625% 2011                                                                                         775         860
 9.125% 2012                                                                                          500         535


CONTAINERS & PACKAGING  -  0.38%
Owens-Brockway Glass Container Inc. 7.75% 2011 (2)                                                  2,000       2,125
Owens-Illinois, Inc. 7.35% 2008                                                                       750         754
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                       2,000       2,050
Norampac Inc. 6.75% 2013 (2)                                                                        1,650       1,741
Longview Fibre Co. 10.00% 2009                                                                      1,250       1,394
Tekni-Plex, Inc. 12.75% 2010 (2)                                                                    1,000         980


FOOD & STAPLES RETAILING  -  0.38%
Delhaize America, Inc.:
 8.125% 2011                                                                                        3,250       3,575
 7.375% 2006                                                                                        1,050       1,108
CVS Corp. 6.117% 2013 (2)  (8)                                                                      1,972       2,193
Ahold Finance U.S.A., Inc. 6.25% 2009                                                               1,750       1,641
Pathmark Stores, Inc. 8.75% 2012                                                                      500         520


MACHINERY  -  0.35%
Terex Corp., Class B, 10.375% 2011                                                                  2,350       2,608
John Deere Capital Corp. 3.90% 2008                                                                 2,000       2,080
Cummins Inc. 9.50% 2010 (2)                                                                         1,750       1,995
NMHG Holding Co. 10.00% 2009                                                                        1,500       1,657


MULTILINE RETAIL  -  0.29%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                                     4,900       4,827
 7.05% 2005                                                                                           615         638
Saks Inc.:
 9.875% 2011                                                                                          550         622
 7.50% 2010                                                                                           500         518
 7.375% 2019                                                                                          220         210


FOOD PRODUCTS  -  0.28%
Burns Philp Capital Pty Ltd.:  (2)
 9.75% 2012                                                                                         2,800       2,744
 10.75% 2011                                                                                        1,000       1,045
 9.50% 2010                                                                                           500         528
Del Monte Corp. 8.625% 2012 (2)                                                                     1,075       1,145
Fage Dairy Industry SA 9.00% 2007                                                                   1,000         995
Aurora Foods Inc., Series D, 9.875% 2007                                                              750         270


COMMERCIAL BANKS  -  0.25%
Household Finance Corp. 7.875% 2007                                                                 3,000       3,539
National Westminster Bank PLC 7.75% (undated) (5)                                                   2,000       2,357


AEROSPACE & DEFENSE  -  0.25%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2)  (8)                            4,280       4,787
Raytheon Co. 6.30% 2005                                                                             1,000       1,068


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.25%
Solectron Corp. 9.625% 2009                                                                         2,500       2,663
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                  1,500       1,680
Flextronics International Ltd. 9.875% 2010                                                          1,350       1,485


CHEMICALS  -  0.22%
Lyondell Chemical Co.:
 11.125% 2012                                                                                       2,250       2,318
 Series A, 9.625% 2007                                                                                625         616
 Series B, 9.875% 2007                                                                                500         493
 10.875% 2009                                                                                         250         234
Dow Chemical Co. 6.00% 2012                                                                         1,500       1,635


OTHER INDUSTRIES  -  1.47%
Motorola, Inc. 8.00% 2011                                                                           2,500       2,994
CIT Group Inc. 6.875% 2009                                                                          2,500       2,840
Tyco International Group SA:
 6.375% 2011                                                                                        1,500       1,590
 6.125% 2008                                                                                        1,000       1,050
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                 2,000       2,237
United Rentals (North America), Inc.:
 10.75% 2008 (2)                                                                                    1,250       1,372
 10.75% 2008                                                                                          750         823
NiSource Finance Corp. 7.625% 2005                                                                  2,000       2,188
Jacuzzi Brands Inc. 9.625% 2010 (2)                                                                 2,000       2,000
Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (2)
 (8)                                                                                                1,830       1,912
Amkor Technology, Inc.:
 7.75% 2013 (2)                                                                                     1,100       1,051
 9.25% 2008                                                                                           725         758
Washington Mutual, Inc. 7.50% 2006                                                                  1,500       1,737
Electronic Data Systems Corp. 7.125% 2009                                                           1,600       1,723
Constellation Brands, Inc. 8.125% 2012                                                              1,250       1,356
Canandaigua Brands, Inc. 8.50% 2009                                                                   250         264
Technical Olympic USA, Inc. 10.375% 2012                                                            1,500       1,605
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series
  2002-2, 5.14% 2021 (8)                                                                            1,500       1,591
Gap, Inc. 6.90% 2007                                                                                1,415       1,532
TFM, SA de CV:
 12.50% 2012                                                                                          435         471
 10.25% 2007                                                                                          445         456
 11.75% 2009                                                                                          430         440
RailAmerica Transportation Corp. 12.875% 2010                                                       1,000       1,116
Citigroup Inc. 3.50% 2008                                                                           1,000       1,030
Cott Beverages Inc. 8.00% 2011                                                                        600         651
Levi Strauss & Co. 11.625% 2008                                                                       250         216

MORTGAGE-BACKED OBLIGATIONS (8)  -  4.02%
AGENCY PASS-THROUGHS:
Freddie Mac:
6.00% 2033                                                                                          10,101      10,488
5.00% 2018                                                                                           5,000       5,151
5.50% 2033                                                                                           5,000       5,145
6.50% 2016                                                                                           3,845       4,071
Fannie Mae:
5.50% 2017 - 2018                                                                                    8,214       8,548
6.00% 2013 - 2016                                                                                    4,789       5,019
6.50% 2016 - 2032                                                                                    4,068       4,286
7.00% 2009 - 2032                                                                                    2,244       2,391
Government National Mortgage Assn.:
7.50% 2029                                                                                           2,566       2,744
6.50% 2029                                                                                           2,536       2,675
7.00% 2022 - 2024                                                                                    2,272       2,424
8.00% 2020 - 2030                                                                                    1,852       2,011
5.00% 2033                                                                                           1,840       1,876
8.50% 2021 - 2029                                                                                      516         563
10.00% 2019                                                                                            187         220
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS:
DLJ Mortgage Acceptance Corp., Class A-1B:
 Series 1998-CF1, 6.41% 2031                                                                         5,000       5,691
 Series 1996-CF2, 7.29% 2021 (2)                                                                     2,118       2,191
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                     3,848       4,294
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                   3,303       3,603
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                               3,000       3,459
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
 2034                                                                                                2,165       2,447
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                          1,933       2,130
PRIVATE LABEL MORTGAGE OBLIGATIONS:
Banc of America Mortgage Securities, Inc. Trust, Series 2003-D, Class 2-A-1,
 4.183% 2033                                                                                         3,436       3,488
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.85% 2033 (5)                           2,991       3,024
WaMu Mortgage Pass-Through Certficates Trust, Series 2003-AR7, Class A-7,
  3.842% 2033 (5)                                                                                    3,000       3,011
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.24% 2033 (5)                                  2,792       2,814
PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS:
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (2)(5)                      1,677       1,863


ASSET-BACKED OBLIGATIONS (8)  -  2.26%
MMCA Auto Owner Trust, Class B:
 Series 2000-1, 7.55% 2005                                                                           3,000       3,117
 Series 2000-2, 7.42% 2005                                                                           2,000       2,064
Ameriquest Mortgage Securities Inc., Asset-Backed Pass Certificates, Series
  2003-5, Class A-2, 2.43% 2033                                                                      5,000       5,036
Continental Airlines, Inc.:
 Series 2001-1, Class B, 7.373% 2017                                                                 2,500       1,900
 Series 1998-3, Class C-2, 7.25% 2005                                                                1,500       1,200
 Series 1996-2C, 10.22% 2016                                                                         1,616         808
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
 Series 2001-A, 6.36% 2025                                                                           3,809       3,674
MBNA Credit Card Master Note Trust, Series 2002-1, Class B-1, 5.15% 2009                             3,000       3,246
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (2)                               3,000       3,114
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
  insured, 3.00% 2009 (2)                                                                            3,000       3,074
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009
 (2)                                                                                                 3,000       3,013
Metris Master Trust, Series 2001-3, Class B, 2.004% 2008 (5)                                         3,000       2,784
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                         2,000       1,534
 Series 1992-A2, 9.20% 2014                                                                          1,000         700
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008
 (2)                                                                                                 2,000       2,032
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
  2012 (2)                                                                                           1,922       1,950
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
  2023                                                                                               1,800       1,806
California Infrastructure and Economic Development Bank, Special Purpose Trust,
  SCE-1, Series 1997-1,                                                                              1,450       1,573
  Class A-6, 6.38% 2008
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46%
 2008 (2)                                                                                            1,502       1,504
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                  1,489       1,443
NextCard Credit Card Master Note Trust, Class B: (2) (3) (5) (7)
 Series 2000-1, 1.98% 2006                                                                           2,750         825
 Series 2001-1A, 2.06% 2007                                                                          2,000         600
Providian Master Trust, Series 2000-1, Class C, 2.33% 2009 (2)  (5)                                  1,500       1,392
United Air Lines, Inc.:  (7)
 Series 1996-A2, 7.87% 2019                                                                          2,500         820
 Series 1995-A1, 9.02% 2012                                                                          1,196         461
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                         1,259       1,265
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
 10.421% 2007 (2)                                                                                    1,000       1,055
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26%
 2009 (2)                                                                                              876         907
Drive Auto Receivables Trust, Series 2000-1, Class A, MBIA insured, 6.672% 2006
 (2)                                                                                                   441         453
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (2) (3) (7)                                        5,000         250
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (2) (7)                                      2,014         158



U.S. TREASURY BONDS & NOTES  -  2.95%
 7.00% 2006 (9)                                                                                     25,000      28,891
 6.50% 2005                                                                                         20,000      21,938
 3.625% 2008 (10)                                                                                    5,689       6,380
 3.375% 2007 (10)                                                                                    5,801       6,366
 3.50% 2011 (10)                                                                                     5,281       5,993
 11.75% 2010                                                                                           500         584


TAX-EXEMPT MUNICIPAL OBLIGATIONS -  0.13%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
  Bonds, Series 2003-A1, 6.25% 2033 (8)                                                              2,000       1,799
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
  2002, 5.75% 2032 (8)                                                                               1,500       1,322


NON-U.S. GOVERNMENT OLIGATIONS -  0.09%
Brazil (Federal Republic of) 10.25% 2013                                                             2,250       2,154


TAXABLE MUNICPAL OBLIGATIONS -  0.06%
State of California Dept. of Water Resources, Power Supply Revenue Bonds, Series
 2002-E, 3.585% 2004                                                                                 1,500       1,517


                                                                                                           -------------
Total bonds & notes (cost: $601,594,000)                                                                       619,305
                                                                                                           -------------



                                                                                                 Principal      Market
                                                                                                    amount       value
Short-term securities                                                                                 (000)       (000)
------------------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.49%
E.I. DuPont de Nemours & Co. 0.90%-1.00% due 8/8-9/10/03 (9)                                    $   25,600  $   25,562
Preferred Receivables Funding Corp. 0.99%-1.08% due 7/17-7/29/03 (2)                                24,100      24,084
Verizon Network Funding 1.02% due 8/12/03                                                           17,400      17,379
Harley-Davidson Funding Corp. 1.15% due 7/10/03 (2)                                                 15,000      14,995
Ciesco LLP 1.00% due 8/1/03                                                                         15,000      14,987
Minnesota Mining and Manufacturing Co. 1.10% due 7/29/03                                            13,700      13,688
Triple-A One Funding Corp. 1.05% due 7/9/03 (2)                                                     13,200      13,196
General Electric Capital Corp. 1.32% due 7/1/03                                                     12,500      12,499
Pfizer Inc 1.13% due 7/28/03 (2)                                                                    12,400      12,389
Corporate Asset Funding Co. Inc. 1.22% due 7/10/03 (2)                                              10,000       9,997
Schering Corp. 1.22% due 7/16/03                                                                    10,000       9,995
Netjets Inc. 1.18% due 8/8/03 (2)                                                                    9,500       9,488


FEDERAL AGENCY DISCOUNT NOTES  -  4.69%
Freddie Mac 1.165%-1.175% due 7/29-10/30/03 (9)                                                     41,000      40,934
Federal Home Loan Bank 1.13%-1.17% due 7/7-7/18/03                                                  32,200      32,186
Fannie Mae 1.14%-1.20% due 7/2-8/13/03                                                              28,350      28,325
Federal Farm Credit Banks 1.11% due 7/15/03                                                         10,200      10,195


U.S. TREASURIES  -  0.26%
U.S. Treasury Bills 0.785% due 9/25/03                                                               6,100       6,088


                                                                                                           -------------
Total short-term securities (cost: $295,984,000)                                                               295,987
                                                                                                           -------------


Total investment securities (cost: $2,320,452,000)                                                           2,382,908
Other assets less liabilities                                                                                   (2,916)
                                                                                                           -------------

Net assets                                                                                                  $2,379,992
                                                                                                           =============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements


BOND FUND
                                             Investment portfolio, June 30, 2003
unaudited



                                                                                 Principal          Market
                                                                                  amount            value
Bonds & notes                                                                      (000)            (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  5.25%
AOL Time Warner Inc.:
 6.125% 2006                                                                      $      2,250           $2,462
 6.875% 2012                                                                             1,750            2,002
 7.625% 2031                                                                             1,000            1,158
Time Warner Inc. 7.75% 2005                                                                500              549
Viacom Inc.:
 6.625% 2011                                                                             2,000            2,363
 5.625% 2007                                                                             1,200            1,337
CBS Corp. 7.15% 2005                                                                     2,000            2,196
News America Holdings Inc. 7.75% 2045                                                    2,000            2,387
News America Inc:
 4.75% 2010 (1)                                                                          2,000            2,093
 6.75% 2038                                                                              1,000            1,113
Liberty Media Corp.:
 7.875% 2009                                                                             2,000            2,346
 8.25% 2030                                                                              1,850            2,143
 7.75% 2009                                                                                750              875
Chancellor Media Corp. of Los Angeles 8.00% 2008                                         2,250            2,627
Clear Channel Communications, Inc.:
 4.625% 2008                                                                               875              918
 6.625% 2008                                                                               750              856
 5.75% 2013                                                                                750              813
Young Broadcasting Inc.:
 10.00% 2011                                                                             2,716            2,954
 Series B, 8.75% 2007                                                                    1,529            1,560
 Series B, 9.00% 2006                                                                      594              600
Tele-Communications, Inc. 9.80% 2012                                                     2,000            2,653
Comcast Cable Communications, Inc. 8.375% 2007                                             750              886
Comcast Corp. 6.50% 2015                                                                   750              846
Charter Communications Holdings, LLC: (2)
 0%/11.75% 2011                                                                          4,375            2,231
 0%/13.50% 2011                                                                            650              341
Adelphia Communications Corp.: (3)
 10.25% 2011                                                                             1,950            1,258
 10.25% 2006                                                                             1,000              610
Century Communications Corp. 0% 2003 (4)                                                 1,000              595
Univision Communications Inc. 7.85% 2011                                                 1,925            2,295
PanAmSat Corp. 6.125% 2005                                                               2,000            2,040
Emmis Communications Corp. 0%/12.50% 2011 (2)                                            2,050            1,783
EchoStar DBS Corp. 9.125% 2009                                                           1,500            1,684
Antenna TV SA 9.75% 2008                                                     Euro        1,425            1,472
RH Donnelley Inc. 8.875% 2010 (1)                                                 $      1,250            1,387
Carmike Cinemas, Inc., Series B, 10.375% 2009                                            1,225            1,292
Regal Cinemas Corp., Series B, 9.375% 2012                                               1,000            1,107
Radio One, Inc., Series B, 8.875% 2011                                                   1,000            1,105
Cox Radio, Inc. 6.625% 2006                                                              1,000            1,092
Cinemark USA, Inc. 9.00% 2013 (1)                                                        1,000            1,090
Entravision Communications Corp. 8.125% 2009                                             1,000            1,045
Hollinger Participation Trust 12.125% 2010 (1)  (5)  (6)                                   918            1,035
AMC Entertainment Inc. 9.50% 2009                                                        1,000            1,027
Gray Communications Systems, Inc. 9.25% 2011                                               875              971
Gannett Co., Inc. 4.95% 2005                                                               750              793
CSC Holdings, Inc., Series B, 8.125% 2009                                                  750              780
British Sky Broadcasting Group PLC 8.20% 2009                                              625              742
Cox Communications, Inc. 7.75% 2010                                                        500              612
LBI Media, Inc. 10.125% 2012                                                               250              276
Rogers Communications Inc. 8.875% 2007                                                     250              259
Hearst-Argyle Television, Inc. 7.00% 2018                                                  175              205
RBS Participacoes SA 11.00% 2007 (1)                                                       250              152


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.50%
Sprint Capital Corp.:
 8.375% 2012                                                                             5,500            6,598
 7.90% 2005                                                                              4,655            5,051
 7.625% 2011                                                                             2,495            2,853
 6.00% 2007                                                                              2,615            2,813
 7.125% 2006                                                                               605              663
 6.90% 2019                                                                                500              525
France Telecom: (5)
 9.25% 2011                                                                              4,000            5,043
 8.70% 2006                                                                              2,000            2,283
Orange PLC 8.75% 2006                                                                    2,000            2,308
Qwest Services Corp.: (1)
 13.50% 2010                                                                             3,192            3,623
 13.00% 2007                                                                             2,891            3,180
 14.00% 2014                                                                             1,080            1,258
AT&T Corp. 7.80% 2011 (5)                                                                6,650            7,616
British Telecommunications PLC: (5)
 8.875% 2030                                                                             1,500            2,054
 8.375% 2010                                                                             1,000            1,267
Telewest Communications PLC: (3)
 9.875% 2010                                                                             2,975            1,093
 11.25% 2008                                                                               750              276
TeleWest PLC: (3)
 9.625% 2006                                                                             1,375              505
 11.00% 2007                                                                               375              138
Comcast UK Cable Partners Ltd. 11.20% 2007                                               1,900            1,864
Deutsche Telekom International Finance BV: (5)
 9.25% 2032                                                                                900            1,249
 8.50% 2010                                                                                250              308
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                     1,000            1,159
Verizon Virginia Inc., Series A, 4.625% 2013                                             1,000            1,029
Koninklijke KPN NV 8.00% 2010                                                              750              930
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                          750              920
TELUS Corp. 8.00% 2011                                                                     750              870
GT Group Telecom Inc. 0%/13.25% 2010 (2)                                                 1,000                5


WIRELESS TELECOMMUNICATION SERVICES  -  3.99%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                              4,000            4,616
 8.125% 2012                                                                             3,110            3,754
 7.875% 2011                                                                             1,140            1,349
 7.35% 2006                                                                              1,000            1,123
 8.75% 2031                                                                                500              620
Tritel PCS, Inc.:
 0%/12.75% 2009 (2)                                                                      1,650            1,724
 10.375% 2011                                                                              731              897
Nextel Communications, Inc.:
 9.95% 2008                                                                              3,825            4,016
 9.75% 2007                                                                              2,075            2,158
 10.65% 2007                                                                               775              804
 12.00% 2008                                                                               500              540
Crown Castle International Corp.:
 10.75% 2011                                                                             2,000            2,190
 0%/10.375% 2011 (2)                                                                     2,250            2,160
 10.625% 2007                                                                            1,000            1,057
 0%/11.25% 2011 (2)                                                                      1,000              965
American Tower Corp. 9.375% 2009                                                         3,775            3,813
American Towers, Inc. 0%/12.25% 2008 (2)                                                 3,000            1,950
Nextel Partners, Inc.:
 8.125% 2011 (1)                                                                         2,600            2,606
 12.50% 2009                                                                             1,000            1,130
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                          3,090            3,397
Vodafone Group PLC:
 5.375% 2015                                                                             1,500            1,606
 7.75% 2010                                                                              1,125            1,386
Centennial Communications Corp. and Centennial Cellular Operating  Co. LLC               1,000              995
  10.125% 2013 (1)
Centennial Cellular Corp. 10.75% 2008                                                      750              694
Dobson Communications Corp. 10.875% 2010                                                 1,000            1,085
Dobson/Sygnet Communications Co. 12.25% 2008                                               250              269
Cingular Wireless LLC 5.625% 2006                                                        1,000            1,097
Cricket Communications, Inc.: (3) (5)
 6.375% 2007                                                                             1,350              526
 6.188% 2007                                                                             1,000              390
 6.188% 2007                                                                               440              172
Triton PCS, Inc. 9.375% 2011                                                             1,000            1,027
CFW Communications Co. 13.00% 2010 (3) (7)                                               1,250              562
Rogers Cantel Inc. 9.75% 2016                                                              250              291
PageMart Wireless, Inc. 11.25% 2008  (3) (7)                                               750                -


ELECTRIC UTILITIES  -  2.88%
Edison Mission Energy:
 7.73% 2009                                                                              1,500            1,290
 10.00% 2008                                                                             1,000              950
 9.875% 2011                                                                               875              814
Mission Energy Holding Co. 13.50% 2008                                                   2,700            1,836
Homer City Funding LLC 8.734% 2026 (8)                                                   1,000            1,097
Midwest Generation, LLC, Series B, 8.56% 2016 (8)                                          900              885
Edison International 6.875% 2004                                                           760              768
Southern Power Co., Series B, 6.25% 2012                                                 6,000            6,803
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                              2,750            3,006
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                              1,500            1,619
 Series 2002-C, 5.70% 2012                                                                 675              742
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                 500              531
Cilcorp Inc.:
 9.375% 2029                                                                             2,000            2,806
 8.70% 2009                                                                              1,000            1,252
Commonwealth Edison Co.:
 Series 99, 3.70% 2008                                                                   1,500            1,553
 6.95% 2018                                                                                700              855
Exelon Generation Co., LLC 6.95% 2011                                                      600              697
Constellation Energy Group, Inc. 6.125% 2009                                             2,550            2,872
American Electric Power Co., Inc., Series A, 6.125% 2006                                 2,200            2,413
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                              1,000            1,018
 7.75% 2027                                                                                620              624
Oncor Electric Delivery Co. 6.375% 2012                                                  1,050            1,201
Progress Energy, Inc. 6.05% 2007                                                         1,000            1,105


AUTOMOBILES  -  2.76%
General Motors Acceptance Corp.:
 6.125% 2007                                                                             8,000            8,321
 8.00% 2031                                                                              2,500            2,460
 7.75% 2010                                                                              1,500            1,616
 6.875% 2011                                                                             1,000            1,005
General Motors Corp. 7.125% 2013                                                         1,000              996
Ford Motor Credit Co.:
 6.50% 2007                                                                              9,050            9,529
 7.375% 2011                                                                             1,750            1,812
 7.25% 2011                                                                              1,500            1,545
Ford Motor Co. 7.45% 2031                                                                1,000              919
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                              3,000            3,494
 4.05% 2008                                                                              2,500            2,479
 7.30% 2012                                                                              1,000            1,130


COMMERCIAL BANKS  -  2.47%
Royal Bank of Scotland Group PLC:
 7.648% (undated) (5)                                                                    2,250            2,866
 7.816% (undated)                                                                        1,500            1,694
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                       1,500            1,505
National Westminster Bank PLC:
 7.75% (undated) (5)                                                                       250              295
 9.375% 2003                                                                               276              284
Abbey National PLC: (5)
 7.35% (undated)                                                                         3,000            3,415
 6.70% (undated)                                                                         1,300            1,491
Household Finance Corp.:
 6.75% 2011                                                                              1,850            2,152
 7.00% 2012                                                                              1,000            1,186
 6.375% 2011                                                                             1,000            1,139
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (5)                           3,000            3,480
Barclays Bank PLC: (1)  (5)
 6.86% callable perpetual core tier one notes (undated)                                  2,000            2,321
 7.375% (undated)                                                                          500              606
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                       1,500            1,836
Bank of America Corp. 5.125% 2014                                                        1,500            1,603
City National Corp. 5.125% 2013                                                          1,500            1,547
Bayerische Landesbank, Series F, 2.50% 2006                                              1,500            1,532
AB Spintab 7.50% (undated) (1)  (5)                                                        750              854
Bank of Scotland 7.00% (undated) (1)  (5)                                                  480              552
Chevy Chase Bank, FSB 9.25% 2008                                                           500              505
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                           350              443
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                     200              211


HOTELS, RESTAURANTS & LEISURE  -  2.47%
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                             2,730            2,887
 7.875% 2012                                                                             1,075            1,182
IT&T Corp. 6.75% 2005                                                                      500              524
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                              1,875            1,959
 8.75% 2011                                                                              1,125            1,198
 7.00% 2007                                                                              1,175            1,193
Mirage Resorts, Inc. 6.625% 2005                                                         2,000            2,085
MGM Mirage, Inc. 8.50% 2010                                                                875            1,032
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                             1,500            1,635
 8.375% 2011                                                                             1,000            1,087
Premier Parks Inc. 9.75% 2007                                                            1,000              995
Six Flags, Inc. 8.875% 2010                                                              1,000              965
Extended Stay America, Inc. 9.875% 2011                                                  1,500            1,620
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                    1,500            1,597
Hyatt Equities, LLC 6.875% 2007 (1)                                                      1,500            1,564
Harrah's Operating Co., Inc. 7.50% 2009                                                  1,000            1,186
YUM  Brands, Inc. 7.70% 2012                                                             1,000            1,145
Ameristar Casinos, Inc. 10.75% 2009                                                      1,000            1,139
Hilton Hotels Corp.:
 7.625% 2008                                                                               695              751
 7.20% 2009                                                                                300              324
 8.25% 2011                                                                                 22               25
Florida Panthers Holdings, Inc. 9.875% 2009                                              1,000            1,082
Buffets, Inc. 11.25% 2010                                                                1,000              995
Boyd Gaming Corp. 9.25% 2009                                                               750              836
International Game Technology:
 7.875% 2004                                                                               500              526
 8.375% 2009                                                                               250              307
Carnival Corp. 6.15% 2008                                                                  750              828
Station Casinos, Inc. 8.375% 2008                                                          500              542
Argosy Gaming Co. 9.00% 2011                                                               250              271


COMMERCIAL SERVICES & SUPPLIES  -  1.48%
Allied Waste North America, Inc.:
 10.00% 2009                                                                             2,500            2,669
 8.50% 2008                                                                              1,750            1,890
 Series B, 8.875% 2008                                                                   1,500            1,635
 Series B, 7.625% 2006                                                                   1,500            1,562
Cendant Corp.:
 6.25% 2008                                                                              3,000            3,324
 7.375% 2013                                                                             2,500            2,950
 6.875% 2006                                                                             1,265            1,416
Waste Management, Inc.:
 7.375% 2010                                                                             1,400            1,682
 7.00% 2006                                                                              1,000            1,131
WMX Technologies, Inc. 7.10% 2026                                                          500              574
Safety-Kleen Corp. 9.25% 2009 (3) (7)                                                    1,000               20


HEALTH CARE PROVIDERS & SERVICES  -  1.47%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (9)                                                                          4,500            4,776
 7.00% 2007                                                                              2,500            2,684
 8.85% 2007                                                                              2,000            2,292
HCA - The Healthcare Co. 8.75% 2010                                                      1,250            1,458
Aetna Inc.:
 7.875% 2011                                                                             2,350            2,860
 7.375% 2006                                                                             1,650            1,856
Humana Inc. 7.25% 2006                                                                   1,500            1,667
UnitedHealth Group Inc. 5.20% 2007                                                       1,000            1,090
Integrated Health Services, Inc., Series A: (3) (7)
 9.25% 2008                                                                              2,000               45
 9.50% 2007                                                                                750               17


OIL & GAS  -  1.45%
Premcor Refining Group Inc.:
 9.25% 2010                                                                              3,750            4,106
 9.50% 2013                                                                                650              721
 7.50% 2015 (1)                                                                            275              272
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                               750              769
 8.375% 2007                                                                               570              576
 8.625% 2008                                                                               275              282
Valero Energy Corp.:
 6.875% 2012                                                                             2,185            2,481
 6.125% 2007                                                                             1,315            1,447
Newfield Exploration Co. 8.375% 2012                                                     3,000            3,394
ConocoPhillips 4.75% 2012                                                                2,000            2,118
Devon Financing Corp., ULC 6.875% 2011                                                     750              881
Teekay Shipping Corp. 8.875% 2011                                                          500              551
Reliance Industries Ltd., Series B, 10.25% 2097                                            500              541
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (8)                                    500              439


METALS & MINING  -  1.45%
Freeport-McMoRan Copper & Gold Inc.:
 10.125% 2010                                                                            4,875            5,460
 7.20% 2026                                                                              1,000            1,012
Steel Dynamics, Inc. 9.50% 2009                                                          2,750            2,894
Inco Ltd.:
 7.20% 2032                                                                              2,000            2,211
 7.75% 2012                                                                                500              593
United States Steel Corp. 9.75% 2010                                                     2,500            2,550
Oregon Steel Mills, Inc. 10.00% 2009                                                     1,000              905
Luscar Coal Ltd. 9.75% 2011                                                                750              861
AK Steel Holding Corp. 7.75% 2012                                                        1,000              835
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                    500              552
Allegheny Technologies, Inc. 8.375% 2011                                                   500              480
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (4)                                         2,500              156


CONSUMER FINANCE  -  1.44%
Capital One Bank:
 6.65% 2004                                                                              2,250            2,304
 6.875% 2006                                                                             1,500            1,611
 4.875% 2008                                                                             1,500            1,532
 6.50% 2013                                                                              1,500            1,489
Capital One Financial Corp.:
 7.125% 2008                                                                             1,500            1,601
 8.75% 2007                                                                                800              879
Capital One Capital I 2.86% 2027 (1)  (5)                                                  250              188
USA Education, Inc. 5.625% 2007                                                          3,250            3,610
SLM Corp., Series A, 5.00% 2015                                                          2,000            2,066
MBNA Corp.:
 Series F, 6.125% 2013                                                                   1,500            1,634
 6.75% 2008                                                                                500              570
Providian Financial Corp. 9.525% 2027 (1)                                                  750              637
Advanta Capital Trust I, Series B, 8.99% 2026                                              500              295


HOUSEHOLD DURABLES  -  1.35%
Centex Corp. 4.75% 2008                                                                  3,675            3,884
Pulte Homes, Inc.:
 7.875% 2032                                                                             1,750            2,095
 8.125% 2011                                                                             1,395            1,714
MDC Holdings, Inc. 5.50% 2013                                                            3,250            3,283
Lennar Corp.:
 Series B, 9.95% 2010                                                                    2,000            2,344
 7.625% 2009                                                                               500              594
Beazer Homes USA, Inc. 8.375% 2012                                                       1,000            1,112
Toll Brothers, Inc. 6.875% 2012 (1)                                                        750              861
D.R. Horton, Inc. 8.00% 2009                                                               450              503
Schuler Homes, Inc. 10.50% 2011                                                            250              289
Ryland Group, Inc. 9.75% 2010                                                              500              577


FOOD & STAPLES RETAILING  -  1.35%
Delhaize America, Inc.:
 7.375% 2006                                                                             5,645            5,955
 9.00% 2031                                                                              1,910            2,111
 8.125% 2011                                                                             1,850            2,035
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                              1,380            1,294
 8.25% 2010                                                                                520              536
Ahold Lease Pass-Through Trust: (8)
 Series 2001-A-2, 8.62% 2025                                                               875              841
 Series 2001-A-1, 7.82% 2020                                                                25               24
SUPERVALU INC 7.50% 2012                                                                 1,500            1,713
CVS Corp. 6.117% 2013 (1)  (8)                                                           1,479            1,645
Rite Aid Corp. 6.875% 2013                                                               1,250            1,087


INDUSTRIAL CONGLOMERATES  -  1.32%
General Electric Co. 5.00% 2013                                                          2,750            2,910
General Electric Capital Corp., Series A:
 5.375% 2007                                                                             1,250            1,377
 6.00% 2012                                                                              1,000            1,131
 3.50% 2008                                                                              1,000            1,025
Tyco International Group SA:
 6.375% 2011                                                                             2,520            2,671
 6.125% 2008                                                                             2,000            2,100
 6.375% 2005                                                                               500              524
Hutchison Whampoa International Ltd.: (1)
 6.50% 2013                                                                              3,250            3,417
 7.00% 2011                                                                              1,000            1,119
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (1)                                   500              554


INSURANCE  -  1.09%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (8)                                 2,250            2,856
CNA Financial Corp.:
 6.60% 2008                                                                              1,736            1,825
 6.75% 2006                                                                                230              241
Nationwide Life Insurance Co. 5.35% 2007 (1)                                             1,000            1,082
Nationwide Mutual Insurance Co. 7.875% 2033 (1)                                            750              888
Travelers Property Casualty Corp. 5.00% 2013                                             1,750            1,826
MetLife, Inc. 3.911% 2005                                                                1,130            1,177
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                       1,000            1,129
Hartford Financial Services Group, Inc. 2.375% 2006                                      1,000            1,000
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                       750              824
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007 (1)                        750              817
ReliaStar Financial Corp. 8.00% 2006                                                       250              291


ROAD & RAIL  -  1.05%
TFM, SA de CV:
 10.25% 2007                                                                             3,005            3,080
 12.50% 2012                                                                             1,730            1,873
 11.75% 2009                                                                               445              455
RailAmerica Transportation Corp. 12.875% 2010                                            2,075            2,316
Union Pacific Railroad Co. Pass-Through Trust: (8)
 Series 2003-1, 4.698% 2024                                                              1,500            1,527
 Series 2002-1, 6.061% 2023                                                                500              569
Kansas City Southern Railway Co. 7.50% 2009                                              1,500            1,562
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2002-2,          1,000            1,060
  5.14% 2021 (8)
Southern Capital Corp. Pass-Through Trust, Series 2002-1, Class G, MBIA insured,           947            1,027
  5.70% 2023 (1)  (8)


MULTI-UTILITIES & UNREGULATED POWER  -  0.99%
AES Corp.:
 8.75% 2013 (1)                                                                          3,000            3,135
 9.50% 2009                                                                                695              705
 9.00% 2015 (1)                                                                            350              368
 9.375% 2010                                                                                19               19
AES Ironwood, LLC 8.857% 2025 (8)                                                        1,232            1,289
AES Red Oak, LLC, Series B, 9.20% 2029 (8)                                               1,000            1,047
AES Drax Holdings Ltd., Series B, 10.41% 2020 (8)                                        1,350              878
Southern Natural Gas Co. 8.00% 2032                                                      1,750            1,901
El Paso Corp. 7.875% 2012 (1)                                                            1,000              931
Williams Companies, Inc. 8.125% 2012                                                     1,830            1,885
Williams Holdings of Delaware, Inc. 6.25% 2006                                             500              493


REAL ESTATE  -  0.93%
ProLogis Trust:
 5.50% 2013                                                                              2,000            2,139
 7.05% 2006                                                                                250              285
Rouse Co. 7.20% 2012                                                                     1,500            1,725
United Dominion Realty Trust, Inc.:
 6.50% 2009                                                                              1,000            1,126
 Series E, 4.50% 2008                                                                      500              510
Host Marriott, LP, Series E, 8.375% 2006                                                 1,500            1,560
EOP Operating LP:
 6.75% 2012                                                                                750              856
 8.10% 2010                                                                                500              612
First Industrial, LP 6.875% 2012                                                         1,250            1,428
Simon Property Group, LP 4.875% 2010 (1)                                                 1,000            1,041
Kimco Realty Corp. 6.00% 2012                                                              500              553


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.90%
Sanmina-SCI Corp. 10.375% 2010 (1)                                                       3,750            4,200
Solectron Corp.:
 9.625% 2009                                                                             2,825            3,009
 Series B, 7.375% 2006                                                                   1,025            1,031
Flextronics International Ltd.:
 9.75% 2010                                                                  Euro        2,000            2,503
 9.875% 2010                                                                       $       625              688


COMMUNICATIONS EQUIPMENT  -  0.79%
Motorola, Inc.:
 8.00% 2011                                                                              3,300            3,952
 5.22% 2097                                                                              1,000              800
 7.625% 2010                                                                               500              590
 7.50% 2025                                                                                500              558
 6.50% 2028                                                                                500              510
Nortel Networks Ltd. 6.125% 2006                                                         2,750            2,681
Lucent Technologies Inc. 7.25% 2006                                                      1,000              953


PAPER & FOREST PRODUCTS  -  0.78%
Georgia-Pacific Corp.:
 9.50% 2022                                                                              2,000            1,980
 7.50% 2006                                                                              1,380            1,421
 8.125% 2011                                                                             1,000            1,033
 7.70% 2015                                                                                650              629
Potlatch Corp. 10.00% 2011                                                               1,250            1,394
Weyerhaeuser Co. 5.95% 2008                                                              1,000            1,120
Abitibi-Consolidated Inc. 5.25% 2008                                                     1,000              982
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                              1,000              725
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (4)                                        1,500              386
Kappa Beheer BV 10.625% 2009                                                 Euro          250              311


DIVERSIFIED FINANCIAL SERVICES  -  0.78%
CIT Group Inc.:
 6.875% 2009                                                                      $      2,500            2,840
 7.375% 2007                                                                             1,500            1,714
 5.75% 2007                                                                              1,500            1,637
 5.91% 2005                                                                              1,000            1,072
 7.75% 2012                                                                                750              896
Newcourt Credit Group Inc., Series B, 6.875% 2005                                        1,700            1,822


CONTAINERS & PACKAGING  -  0.75%
Jefferson Smurfit Corp. (U.S.):
 7.50% 2013 (1)                                                                          2,500            2,563
 8.25% 2012                                                                              2,000            2,155
Stone Container Corp. 9.75% 2011                                                           500              550
Owens-Brockway Glass Container Inc.:
 8.75% 2012                                                                              2,250            2,453
 8.875% 2009                                                                             1,500            1,635
Norampac Inc. 6.75% 2013 (1)                                                               225              237


MULTILINE RETAIL  -  0.74%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                          2,700            2,660
 7.40% 2037                                                                              1,585            1,660
 8.00% 2010                                                                              1,250            1,316
 9.75% 2021 (8)                                                                            824              853
 7.60% 2007                                                                                500              528
 7.95% 2017                                                                                500              498
 7.65% 2016                                                                                500              490
 7.125% 2023                                                                               500              448
Dillard's, Inc. 6.30% 2008                                                                 700              674
Saks Inc. 7.375% 2019                                                                      400              382


AUTO COMPONENTS  -  0.68%
ArvinMeritor, Inc.:
 8.75% 2012                                                                              3,725            4,191
 6.625% 2007                                                                             1,250            1,303
TRW Automotive Acquisition Corp. 9.375% 2013 (1)                                         1,250            1,363
Tenneco Automotive Inc., Series B, 11.625% 2009                                          1,000              890
Dura Operating Corp., Series B, 8.625% 2012                                                750              773
R.J. Tower Corp. 12.00% 2013 (1)                                                           125              121


OFFICE ELECTRONICS  -  0.64%
Xerox Corp.:
 7.125% 2010                                                                             4,625            4,642
 7.15% 2004                                                                              1,000            1,020
Xerox Capital (Europe) PLC 5.875% 2004                                                   2,500            2,525


CHEMICALS  -  0.50%
Lyondell Chemical Co. 9.50% 2008 (1)                                                     2,300            2,197
Equistar Chemicals, LP:
 10.625% 2011 (1)                                                                        1,500            1,545
 8.75% 2009                                                                                750              731
Dow Chemical Co. 6.00% 2012                                                              1,800            1,962


SPECIALTY RETAIL  -  0.50%
Staples, Inc. 7.375% 2012                                                                2,000            2,372
Gap, Inc.:
 10.55% 2008 (5)                                                                         1,020            1,244
 6.90% 2007                                                                                500              541
Office Depot, Inc. 10.00% 2008                                                           1,000            1,193
Toys "R" Us, Inc. 7.625% 2011                                                            1,000            1,074


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.39%
Fairchild Semiconductor Corp. 10.50% 2009                                                2,925            3,305
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010          1,500            1,673


THRIFTS & MORTGAGE FINANCE  -  0.34%
Washington Mutual Bank, FA 6.875% 2011                                                   1,250            1,494
Washington Mutual Finance 8.25% 2005                                                       800              893
Washington Mutual, Inc.:
 5.625% 2007                                                                               750              827
 4.375% 2008                                                                               750              795
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                           250              268


CAPITAL MARKETS  -  0.29%
J.P. Morgan Chase & Co. 5.75% 2013                                                       2,750            3,012
State Street Capital Trust II 1.79% 2008 (5)                                               750              751


MACHINERY  -  0.25%
John Deere Capital Corp. 3.90% 2008                                                      1,500            1,560
Deere & Co. 8.95% 2019                                                                     250              319
Terex Corp. 9.25% 2011                                                                   1,250            1,350


OTHER INDUSTRIES  -  0.79%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1)  (8)
 Class B, 7.156% 2011                                                                    1,189            1,330
 Class G, MBIA insured, 6.664% 2013                                                      1,050            1,183
Northwest Airlines, Inc. 9.875% 2007                                                     2,000            1,590
Electronic Data Systems Corp.:
 7.125% 2009                                                                               750              807
 6.00% 2013 (1)                                                                            750              733
NiSource Finance Corp. 7.625% 2005                                                       1,250            1,367
American Standard Inc. 8.25% 2009                                                        1,000            1,159
Burns Philp Capital Pty Ltd. 9.50% 2010 (1)                                              1,000            1,055
Continental Airlines, Inc. 8.00% 2005                                                    1,000              900
Exodus Communications, Inc. 11.625% 2010 (3)                                               419                8
Jet Equipment Trust: (1)
 Series 1994-A, 11.79% 2013 (3)                                                            250                1
 Series 1995-D, 11.44% 2014                                                                300                0



MORTGAGE-BACKED OBLIGATIONS (8)  -  5.83%
Agency pass-throughs:
 Government National Mortgage Assn.:
  5.00% 2033                                                                             7,380            7,526
  9.00% 2027                                                                             3,521            3,955
  7.50% 2023 - 2032                                                                      2,917            3,119
  8.00% 2023 - 2031                                                                      1,741            1,888
  7.00% 2023 - 2029                                                                      1,469            1,564
  5.50% 2017                                                                             1,426            1,502
  6.00% 2025 - 2028                                                                        504              532
  10.00% 2019                                                                              124              147
  9.50% 2021                                                                               114              130
 Fannie Mae:
  6.50% 2016 - 2031                                                                      5,454            5,806
  6.00% 2013 - 2017                                                                      3,873            4,052
  5.50% 2016                                                                             1,593            1,658
  7.00% 2026                                                                               288              305
  7.50% 2031                                                                               191              204
  10.00% 2018                                                                               53               63
 Freddie Mac:
  5.00% 2018                                                                             2,750            2,833
  6.00% 2032                                                                             1,641            1,704
 Small Business Administration, Series 2001-20J, 5.76% 2021                                737              805
Commercial mortgage-backed obligations:
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                                 1,250            1,436
  Series 2001-CK6, Class A-2, 6.103% 2036                                                1,230            1,395
  Series 2001-CF2, Class A-2, 5.935% 2034                                                1,000            1,088
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                 770              808
  Series 1998-C1, Class A-1A, 6.26% 2040                                                   639              684
 Bear Stearns Commercial Mortgage Securities Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                 1,520            1,844
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                  750              876
  Series 2002-HOME, Class A, 1.92% 2013 (1)  (5)                                           735              734
 Salomon Brothers Commercial Mortgage Trust:
  Series 2000-C3, Class A-2, 6.592% 2033                                                 1,250            1,460
  Series 2000-C1, Class A-1, 7.46% 2008                                                    988            1,127
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1999-C1, Class A-2, 7.56% 2031                                                  1,500            1,789
  Series 1995-C3, Class A-3, 7.60% 2025 (5)                                                600              623
 GS Mortgage Securities Corp. II, Series 1998-C1: (5)
  Class E, 7.422% 2030                                                                   1,250            1,276
  Class D, 7.422% 2030                                                                   1,000            1,096
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                                 1,000            1,153
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                               1,000            1,153
 Chase Commercial Mortgage Securities Corp., Class A-2:
  Series 1998-1, 6.56% 2030                                                              1,250            1,434
  Series 1998-2, 6.39% 2030                                                                750              864
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                1,250            1,428
  Series 2002-HQ, Class A-1, 4.59% 2034                                                    777              803
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                             1,256            1,384
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,         1,141            1,249
  5.585% 2034
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036         1,000            1,167
 Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                   1,057            1,147
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,              750              911
  Series 1999-1, Class B, 7.619% 2031
 GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (1)                   740              794
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                   500              622
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                    500              580
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,                    536              573
  Series 1998-C2, Class A-1, 6.28% 2035
 DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (1)                 27               27
Agency collateralized mortgage obligations:
 Fannie Mae:
  Series 2002-W1, Class 2A, 7.50% 2042                                                     756              844
  Series 2002-W3, Class A-5, 7.50% 2028                                                    741              827
  Series 2001-4, Class GA, 10.143% 2025 (5)                                                497              573
  Series 2001-T10, Class A-1, 7.00% 2041                                                   495              540
  Series 2001-50, Class BA, 7.00% 2041                                                     498              528
  Series 2001-20, Class C, 11.805% 2031 (5)                                                346              412
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                        1,000            1,025
Private issue pass-through obligations:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (1)  (5)         296              329
Private issue collateralized mortgage obligations:
 Residential Funding Mortgage Securities I, Inc., Series 2001-S1, Class A-1, 7.00% 2016     44               45


ASSET BACKED OBLIGATIONS (8)  -  2.35%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                                      951              961
 Series 2002-B, Class A-2, 5.31% 2033                                                      500              507
 Series 2000-A, Class BV-2, 3.98% 2031 (5)                                                 407              284
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029  (3)              1,750              873
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,             750              763
  5.16% 2033
Green Tree Financial Corp., Class B-2: (3)
 Series 1995-6, 8.00% 2026                                                                 938              254
 Series 1996-5, 8.45% 2027                                                                 966               77
 Series 1997-8, 7.75% 2028                                                                 492               66
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                   2,500            2,736
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2022                                                   1,355            1,343
 Series 1998-3, Class C-2, 7.25% 2005                                                      500              400
 Series 1999-1, Class B, 6.795% 2020                                                       487              365
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (1)  (5)                              1,482            1,483
 Series 2002-1, Class C, 7.779% 2013                                                       461              383
Pass-Through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-3FX, 6.298% 2012                                                                1,281            1,300
 Class A-2FX, 4.685% 2012                                                                  481              488
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,           1,711            1,616
  6.72% 2025
Banco Itau SA, Series 2002, XLCA insured, 1.94% 2007 (1)  (5)                            1,500            1,489
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012                                                    1,675            1,322
 1991 Equipment Trust Certificates, Series A, 10.11% 2006  (3)                             386               58
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                           1,250            1,288
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured,         1,250            1,273
  2.72% 2007
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (1)       1,241            1,260
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                              1,000            1,100
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                  1,000            1,065
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                         1,000            1,048
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4, AMBAC        900              921
 insured, 6.43% 2016
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)            750              841
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)            767              791
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.88% 2010 (1)  (5)      750              755
Metris Master Trust, Series 2001-1, Class A, 1.324% 2007 (5)                               750              738
MMCA Auto Owner Trust, Series 2002-1, Class A-3, 4.15% 2006                                626              630
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,                 609              588
 Series 2001-A,  6.36% 2025
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022            456              485
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                              449              483
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015 (1)                               250               28


U.S. TREASURY BONDS & NOTES  -  9.24%
5.75% 2005                                                                              23,000           25,314
6.75% 2005                                                                              20,000           22,028
6.00% 2004-2009                                                                         13,250           14,822
7.50% 2016                                                                               9,000           12,225
5.625% 2008                                                                             10,000           11,466
3.00% 2007                                                                               6,500            6,704
3.375% 2007  (10)                                                                        4,931            5,411
4.75% 2008                                                                               4,000            4,434
7.875% 2021                                                                              2,750            3,927
3.625% 2008  (10)                                                                        3,413            3,828
8.875% 2017                                                                              1,750            2,648
5.00% 2011                                                                               2,000            2,245
10.375% 2009-2012 (9)                                                                    1,500            1,899
7.25% 2004                                                                               1,000            1,069


FEDERAL AGENCY OBLIGATIONS  -  2.46%
Freddie Mac:
 5.25% 2006                                                                              4,750            5,169
 4.75% 2012                                                                              5,000            5,131
 5.00% 2004                                                                              4,750            4,911
 4.25% 2005                                                                              2,750            2,899
Fannie Mae:
 7.00% 2005                                                                              3,500            3,888
 6.00% 2005                                                                              3,250            3,591
 7.25% 2030                                                                                750              989
Federal Home Loan Bank 4.875% 2004                                                       4,655            4,797


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.85%
United Mexican States Government Global:
 8.625% 2008                                                                             2,500            3,004
 4.625% 2008                                                                             2,735            2,799
 9.875% 2010                                                                             1,000            1,285
 11.375% 2016                                                                              750            1,093
 10.375% 2009                                                                              500              648
Deutschland Republic 5.25% 2008                                              Euro        5,650            7,116
Panama (Republic of):
 Global 9.375% 2023                                                               $      2,103            2,350
 8.875% 2027                                                                             1,000            1,093
 Interest Reduction Bond 5.00% 2014 (5)                                                    107               97
Canadian Government 4.25% 2026  (10)                                         C$          1,159            1,039
Brazil (Federal Republic of):
 14.50% 2009                                                                       $       500              580
 10.25% 2013                                                                               375              359
Dominican Republic 9.04% 2013 (1)                                                        1,000              908
State of Qatar 9.75% 2030                                                                  500              696
Philippines (Republic of) 9.875% 2019                                                      500              553


TAX-EXEMPT MUNICIPAL OBLIGATIONS  -  0.41%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:
 Series 2002, 5.75% 2032                                                                 1,500            1,322
 Series 2003, 6.125% 2024                                                                  750              692
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,        1,950            1,810
  6.125% 2027
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds,        1,500            1,349
  Series 2003-A1, 6.25% 2033


TAXABLE MUNICIPAL OBLIGATIONS  -  0.25%
Eastern Municipal Power Agency, Power System Rev. Ref. Bonds, Federally Taxable,         1,625            1,673
  Series 2003-E, 5.55% 2014
State of California Dept. of Water Resources, Power Supply Revenue Bonds,                1,500            1,566
  Series 2002-E, 4.33% 2006


                                                                                               -----------------
Total bonds & notes (cost: $859,185,000)                                                                909,379
                                                                                               -----------------



                                                                                 Shares or
                                                                                 principal
Stocks (common & preferred)                                                       amount
----------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS  -  0.76%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)            $1,175,000           $1,386
  (France) (1)  (5)
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)          $850,000           $1,105
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
 preferred $1,500,000 (undated) (United Kingdom) (1) (5)                            $1,500,000           $1,984
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred    $1,500,000           $1,595
 (undated) (Japan) (1)  (5)
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference       $750,000             $892
 shares  (undated)  (Singapore) (1)  (5)
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)        $750,000             $829
  (Japan) (1)  (5)
First Republic Capital Corp., Series A, 10.50% preferred (1)                               750              748
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (5)             $500,000             $585
NB Capital Corp. 8.35% exchangeable preferred depositary shares                         20,000              554


WIRELESS TELECOMMUNICATION SERVICES  -  0.64%
Dobson Communications Corp. senior exchangeable preferred: (6)
     13.00% 2009                                                                         1,641            1,666
     12.25% 2008                                                                           546              541
     12.25% 2008                                                                           121              120
SpectraSite, Inc.  (1) (7)  (11)                                                        45,804            1,941
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (6) (11)      1,750            1,916
Nextel Communications, Inc.:
     Series D, 13.00% exchangeable preferred 2009 (6)                                    1,053            1,116
     Class A (1) (11)                                                                   26,609              481
American Tower Corp., warrants, expire 2008  (1)  (11)                                   3,000              345


CAPITAL MARKETS  -  0.33%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)          $3,350,000            3,534
  (Japan) (1)  (5)
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred                $650,000              656
  (undated) (1)  (5)



OTHER INDUSTRIES -  0.50%
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)              $1,500,000            1,875
  (Netherlands) (5)
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
 securities (Hong Kong) (1)                                                             65,000            1,792
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032       24,400            1,060
ProLogis, Series D, 7.92% preferred                                                     36,800              927
ZiLOG, Inc.  (11)                                                                       95,000              285
ZiLOG, Inc. - MOD III Inc., units (7)  (11)                                                 95               51
Sinclair Capital 11.625% preferred 2009                                                  2,500              264
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009 (formerly                94,118               94
 EarthWatch Inc.)    (1)  (6) (7) (11)
Clarent Hospital Corp.  (11)                                                            15,070               26
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (11)                     5,000                2
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1)  (7) (11)                      1,000                0


                                                                                               -----------------
Total stocks (cost: $26,655,000)                                                                         28,370
                                                                                               -----------------







                                                                                 Principal
                                                                                  amount
Convertible debentures                                                             (000)
----------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.54%
Solectron Corp. 0% LYON 2020                                                      $      9,150           $5,124
Celestica Inc. 0% 2020 (Canada)                                                          1,700              897
SCI Systems, Inc. 3.00% 2007                                                             1,000              883


INTERNET & CATALOG RETAIL  -  0.45%
Amazon.com, Inc. 6.875% PEACS 2010                                           Euro                 4,300   4,899
Amazon.com, Inc. 4.75% 2009                                                        $       900              856


COMMUNICATIONS EQUIPMENT  -  0.33%
Juniper Networks, Inc. 4.75% 2007                                                        2,500            2,372
Corning Inc. 0% 2015                                                                     2,472            1,848


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.27%
Analog Devices, Inc. 4.75% 2005                                                          1,270            1,299
Conexant Systems, Inc. 4.00% 2007                                                        1,500            1,185
RF Micro Devices, Inc. 3.75% 2005                                                          473              469
Cypress Semiconductor Corp. 3.75% 2005                                                     330              332
TriQuint Semiconductor, Inc. 4.00% 2007                                                    250              208


OTHER INDUSTRIES -  0.48%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005 (Greece)     Euro                  1,750  2,200
American Tower Corp. 5.00% 2010                                                   $      2,000            1,720
Elan Finance Corp. Ltd. 0% 2018 (Ireland)                                                2,000            1,110
Omnicare, Inc. 5.00% 2007                                                                1,000            1,029



                                                                                               -----------------
Total convertible debentures (cost: $21,052,000)                                                         26,431
                                                                                               -----------------

MISCELLANEOUS  -  0.12%
Other equity securities in initial period of acquisition                                                  1,564
                                                                                               -----------------

Total equity securities (cost: $47,707,000)                                                              56,365
                                                                                               -----------------


Short-term securities
----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  16.59%
Coca-Cola Co. 1.05%- 1.20% due 8/1-8/5/03 (9)                                    $      15,700          $15,683
E.I. duPont de Nemours & Co. 0.93%-1.20% due 7/10-8/11/03                               13,250           13,238
Merck & Co. Inc. 0.95%-1.19% due 7/15-8/21/03                                           12,900           12,886
Golden Peanut Co., LLC 1.01%-1.15% due 7/25-8/6/03                                      12,500           12,489
American Express Credit Corp. 1.17% due 7/11/03 (9)                                     12,300           12,296
Harley-Davidson Funding Corp. 0.95%-1.11% due 7/24-8/4/03 (1)                           12,200           12,190
SBC International Inc. 0.92%-1.02% due 7/24-8/14/03 (1)                                 12,000           11,991
ChevronTexaco Corp. 1.15% due 7/10/03                                                   11,800           11,796
Pfizer Inc 0.97%-1.13% due 7/29-8/1/03 (1)                                              11,300           11,290
Preferred Receivables Funding Corp. 1.05% due 7/21/03 (1)                               10,900           10,893
Harvard University 0.89% due 9/17/03                                                    10,300           10,277
Procter & Gamble Co. 1.00% due 7/31/03 (1)                                              10,200           10,191
Verizon Network Funding Corp. 1.21% due 7/7/03                                          10,000            9,998
Receivables Capital Corp. 1.07% due 7/15/03 (1)                                         10,000            9,996
Netjets Inc. 1.20% due 7/16/03 (1)                                                      10,000            9,995
Corporate Asset Funding Co. Inc. 1.21%-1.22% due 7/3-7/17/03 (1)                         9,600            9,595
Gannett Co. 1.02% due 7/18/03 (1)                                                        8,500            8,496
First Data Corp. 0.96% due 7/9/03                                                        7,100            7,098
Johnson & Johnson 0.88% due 8/13/03 (1)                                                  6,500            6,493
New Center Asset Trust 1.22% due 7/8/03                                                  5,000            4,999


FEDERAL AGENCY DISCOUNT NOTES  -  5.82%
Federal Home Loan Bank 1.14%-1.19% due 7/9-7/25/03                                      49,600           49,577
Freddie Mac 1.13%-1.15% due 7/30-8/21/03                                                12,600           12,586
Fannie Mae 1.14%-1.185% due 7/16-7/30/03 (9)                                             8,525            8,519
Federal Farm Credit Banks 0.89% due 8/4/03                                               3,700            3,697


U.S. TREASURIES  -  1.04%
U.S. Treasury Bills 0.774% due 9/11/03                                                  13,300           13,278



                                                                                               -----------------
Total short-term securities (cost: $299,551,000)                                                        299,547
                                                                                               -----------------


Total investment securities (cost: $1,206,443,000)                                                    1,265,291
Other assets less liabilities                                                                            11,923
                                                                                               -----------------

Net assets                                                                                           $1,277,214
                                                                                               =================


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(4) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Security did not produce income during the last 12 months.

See Notes to Financial Statements

HIGH-INCOME BOND FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                                     Principal      Market
                                                                                                        amount       value
Bonds & notes                                                                                             (000)       (000)

MEDIA  -  9.85%
Young Broadcasting Inc.:
 10.00% 2011                                                                                         $   5,843    $  6,354
 Series B, 9.00% 2006                                                                                    1,639       1,655
 Series B, 8.75% 2007                                                                                       85          87
Emmis Communications Corp. 0%/12.50% 2011 (1)                                                            6,963       6,058
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (4)                                                 2,411       2,719
CanWest Media Inc.:
 7.625% 2013 (2)                                                                                         1,000       1,067
 Series B, 10.625% 2011                                                                                    500         572
Cinemark USA, Inc. 9.00% 2013 (2)                                                                        3,525       3,842
ACME Intermediate Holdings, LLC, Series B, 12.00% 2005                                                   3,732       3,816
RH Donnelley Inc.: (2)
 10.875% 2012                                                                                            2,125       2,486
 8.875% 2010                                                                                             1,000       1,110
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                                   3,250       3,404
FrontierVision 11.00% 2006 (5)                                                                           2,500       2,400
Century Communications Corp. 0% 2003 (6)                                                                 1,000         595
Adelphia Communications Corp. 10.25% 2011 (5)                                                              450         290
Radio One, Inc., Series B, 8.875% 2011                                                                   2,500       2,762
Quebecor Media Inc. 11.125% 2011                                                                         2,300       2,645
Antenna TV SA 9.00% 2007                                                                                 2,750       2,578
Charter Communications Holdings, LLC: (1)
 0%/13.50% 2011                                                                                          1,625         853
 0%/11.75% 2010                                                                                          1,400         833
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012                                           1,000         466
 0%/9.92% 2011                                                                                             200         132
Sun Media Corp. 7.625% 2013                                                                              2,000       2,140
AMC Entertainment Inc.:
 9.50% 2011                                                                                              1,000       1,040
 9.50% 2009                                                                                                750         771
 9.875% 2012                                                                                               250         270
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                            1,850       1,952
Liberty Media Corp. 8.25% 2030                                                                           1,500       1,737
Regal Cinemas Corp., Series B, 9.375% 2012                                                               1,500       1,661
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                         1,250       1,459
Univision Communications Inc. 7.85% 2011                                                                 1,000       1,192
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (2)                                       750         840
Gray Communications Systems, Inc. 9.25% 2011                                                               750         832
LBI Media, Inc. 10.125% 2012                                                                               750         829
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                         650         691
RBS Participacoes SA 11.00% 2007 (2)                                                                     1,000         607
AOL Time Warner Inc. 6.875% 2012                                                                           500         572
NextMedia Operating, Inc. 10.75% 2011                                                                      500         562
EchoStar DBS Corp. 9.125% 2009                                                                             500         561
Globo Comunicacoes e Participacoes Ltda., Series B: (5)
 10.50% 2006 (2)                                                                                           630         225
 10.50% 2006                                                                                               360         129


WIRELESS TELECOMMUNICATION SERVICES  -  8.20%
American Tower Corp. 9.375% 2009                                                                        12,375      12,499
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                                                      5,000       4,825
 10.625% 2007                                                                                            3,025       3,199
 10.75% 2011                                                                                               500         547
Triton PCS, Inc.:
 8.50% 2013 (2)                                                                                          2,450       2,646
 9.375% 2011                                                                                             2,390       2,456
 8.75% 2011                                                                                              1,375       1,378
Nextel Partners, Inc.:
 8.125% 2011 (2)                                                                                         2,050       2,055
 11.00% 2010                                                                                             1,773       1,924
 12.50% 2009                                                                                             1,000       1,130
 11.00% 2010                                                                                               500         542
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                              1,250       1,442
 8.125% 2012                                                                                               800         966
TeleCorp PCS, Inc.:
 10.625% 2010                                                                                            1,300       1,576
 0%/11.625% 2009 (1)                                                                                       779         810
Nextel Communications, Inc:
 9.95% 2008                                                                                              3,200       3,360
 9.75% 2007                                                                                                950         988
Centennial Cellular Corp. 10.75% 2008                                                                    2,000       1,850
Centennial Communications Corp. and Centennial Cellular Operating  Co. LLC
 10.125% 2013 (2)                                                                                        1,400       1,393
American Cellular Corp. 9.50% 2009 (5)                                                                   6,350       3,207
CFW Communications Co. 13.00% 2010 (5) (7)                                                               6,375       2,869
Cricket Communications, Inc.: (3)  (5)
 6.188% 2007                                                                                             1,340         523
 6.188% 2007                                                                                               750         292
 6.375% 2007                                                                                               560         218
Western Wireless Corp. 10.50% 2006                                                                       1,000       1,020
Teletrac, Inc. 9.00% 2004 (2) (4) (7)                                                                      579         145
iPCS, Inc. 0%/14.00% 2010 (1)  (5)                                                                       1,200          66
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                                        50          24
PageMart Wireless, Inc. 11.25% 2008  (5) (7)                                                            17,400           2


HOTELS, RESTAURANTS & LEISURE  -  5.19%
Six Flags, Inc.:
 9.50% 2009                                                                                              1,875       1,856
 9.75% 2013 (2)                                                                                          1,850       1,841
 8.875% 2010                                                                                               250         241
Premier Parks Inc. 9.75% 2007                                                                            1,350       1,343
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                    4,000       4,260
MGM Mirage, Inc. 8.50% 2010                                                                              2,000       2,360
Mirage Resorts, Inc.:
 6.75% 2007                                                                                                500         535
 6.75% 2008                                                                                                500         534
Boyd Gaming Corp.:
 9.25% 2009                                                                                              1,750       1,951
 7.75% 2012                                                                                                750         800
 8.75% 2012                                                                                                500         550
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                                              1,250       1,306
 8.25% 2005                                                                                                750         784
 7.00% 2007                                                                                                600         609
 8.75% 2011                                                                                                250         266
Mohegan Tribal Gaming Authority:
 8.375% 2011                                                                                             1,100       1,196
 8.125% 2006                                                                                               500         545
 8.75% 2009                                                                                                500         541
 8.00% 2012                                                                                                400         434
Buffets, Inc. 11.25% 2010                                                                                1,900       1,890
Station Casinos, Inc. 8.375% 2008                                                                        1,500       1,627
Sbarro, Inc. 11.00% 2009                                                                                 1,500       1,290
IT&T Corp. 6.75% 2005                                                                                    1,075       1,127
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                              850         816
Hilton Hotels Corp.:
 7.20% 2009                                                                                                560         605
 7.625% 2008                                                                                               190         205
Ameristar Casinos, Inc. 10.75% 2009                                                                        625         712
Extended Stay America, Inc. 9.875% 2011                                                                    625         675
International Game Technology 8.375% 2009                                                                  500         614
YUM  Brands, Inc. 7.70% 2012                                                                               500         572
Florida Panthers Holdings, Inc. 9.875% 2009                                                                500         541
Eldorado Resorts LLC 10.50% 2006                                                                           500         512
Argosy Gaming Co. 9.00% 2011                                                                               400         434
Mandalay Resort Group 10.25% 2007                                                                          250         284
Harrah's Operating Co., Inc. 7.125% 2007                                                                   250         283


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.43%
Sprint Capital Corp:
 7.90% 2005                                                                                              4,090       4,438
 6.00% 2007                                                                                              2,325       2,501
 6.90% 2019                                                                                              1,000       1,051
 8.375% 2012                                                                                               500         600
 7.125% 2006                                                                                               230         252
 7.625% 2011                                                                                               135         154
Qwest Services Corp.: (2)
 13.50% 2010                                                                                             3,062       3,475
 13.00% 2007                                                                                             3,083       3,391
U S WEST, Inc. 7.20% 2004                                                                                  500         515
British Telecommunications PLC 7.125% 2011 (3)                                                Euro       3,500       4,700
Telewest Communications PLC: (5)
 9.875% 2010                                                                                         $   3,050       1,121
 0%/11.375% 2010 (1)                                                                                     2,000         595
 11.25% 2008                                                                                               875         322
TeleWest PLC: (5)
 11.00% 2007                                                                                             1,150         423
 9.625% 2006                                                                                                50          18
France Telecom 9.25% 2011 (3)                                                                            1,875       2,364
Comcast UK Cable Partners Ltd. 11.20% 2007                                                               1,250       1,227
COLT Telecom Group PLC 12.00% 2006                                                                         750         761
FairPoint Communications, Inc. 11.875% 2010 (2)                                                            550         641
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                       500         579
GT Group Telecom Inc. 0%/13.25% 2010 (1)                                                                 4,000          20


METALS & MINING  -  3.52%
Freeport-McMoRan Copper & Gold Inc.:
 10.125% 2010                                                                                            4,175       4,676
 7.20% 2026                                                                                              2,400       2,430
Earle M. Jorgensen Co. 9.75% 2012                                                                        2,750       2,929
United States Steel Corp. 9.75% 2010                                                                     2,500       2,550
Oregon Steel Mills, Inc. 10.00% 2009                                                                     2,700       2,443
AK Steel Corp.:
 Holding 7.75% 2012                                                                                      2,000       1,670
 7.875% 2009                                                                                               875         745
Luscar Coal Ltd. 9.75% 2011                                                                              1,900       2,180
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                                 1,750       1,719
Steel Dynamics, Inc. 9.50% 2009                                                                          1,000       1,052
Allegheny Technologies, Inc. 8.375% 2011                                                                   500         480
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (6)                                                         4,100         256


OIL & GAS  -  3.10%
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                                             2,950       3,024
 8.375% 2007                                                                                               425         429
 8.625% 2008                                                                                               150         154
Premcor Refining Group Inc.:
 9.25% 2010                                                                                              1,200       1,314
 9.50% 2013                                                                                                425         472
 7.50% 2015 (2)                                                                                            175         173
Port Arthur Finance Corp. 12.50% 2009 (8)                                                                  290         341
Pogo Producing Co.:
 8.75% 2007                                                                                              2,500       2,587
 10.375% 2009                                                                                            1,250       1,367
Western Oil Sands Inc. 8.375% 2012                                                                       2,200       2,464
General Maritime Corp. 10.00% 2013 (2)                                                                   2,175       2,392
Petrozuata Finance, Inc., Series B: (8)
 8.22% 2017 (2)                                                                                          2,005       1,759
 8.22% 2017                                                                                                350         307
Newfield Exploration Co.:
 7.625% 2011                                                                                               900       1,018
 8.375% 2012                                                                                               250         283
XTO Energy Inc. 6.25% 2013 (2)                                                                           1,000       1,067
Valero Energy Corp.:
 6.125% 2007                                                                                               330         363
 6.875% 2012                                                                                               170         193
Teekay Shipping Corp. 8.875% 2011                                                                          375         413
Overseas Shipholding Group, Inc. 8.25% 2013 (2)                                                            250         261


FOOD PRODUCTS  -  2.81%
Burns Philp Capital Pty Ltd.: (2)
 9.75% 2012                                                                                              4,025       3,944
 9.50% 2010                                                                                              1,250       1,319
 10.75% 2011                                                                                             1,000       1,045
Fage Dairy Industry SA 9.00% 2007                                                                        6,000       5,970
Smithfield Foods, Inc., Series A, 8.00% 2009                                                             2,250       2,447
Del Monte Corp. 8.625% 2012 (2)                                                                          2,150       2,290
Aurora Foods Inc., Series B, 9.875% 2007                                                                 2,200         792
Dole Food Company, Inc. 8.875% 2011 (2)                                                                    625         666


CONTAINERS & PACKAGING  -  2.49%
Owens-Brockway Glass Container Inc.:
 7.75% 2011 (2)                                                                                          2,425       2,577
 8.75% 2012                                                                                              1,400       1,526
 8.875% 2009                                                                                             1,075       1,172
Owens-Illinois, Inc:
 7.50% 2010                                                                                              1,275       1,256
 8.10% 2007                                                                                                250         257
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                            3,000       3,075
Stone Container Corp.:
 9.25% 2008                                                                                              1,000       1,095
 9.75% 2011                                                                                                500         550
Longview Fibre Co. 10.00% 2009                                                                           2,000       2,230
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                  2,050       2,009
Smurfit Capital Funding PLC 6.75% 2005                                                                     500         517
Norampac Inc. 6.75% 2013 (2)                                                                               100         105


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.39%
Solectron Corp.:
 9.625% 2009                                                                                             6,135       6,534
 Series B, 7.375% 2006                                                                                     700         704
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                       5,500       6,160
Flextronics International Ltd.:
 9.875% 2010                                                                                             1,150       1,265
 9.75% 2010                                                                                   Euro         875       1,095


COMMERCIAL SERVICES & SUPPLIES  -  2.09%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                         $   8,375       8,940
 Series B, 8.875% 2008                                                                                   1,250       1,362
 8.50% 2008                                                                                                500         540
Cendant Corp.:
 6.25% 2008                                                                                              1,000       1,108
 6.875% 2006                                                                                               125         140
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                    850         861
Stericycle, Inc., Series B, 12.375% 2009                                                                   650         751
Safety-Kleen Services, Inc. 9.25% 2008 (5) (7)                                                           1,750          35


PAPER & FOREST PRODUCTS  -  2.07%
Georgia-Pacific Corp.:
 8.125% 2011                                                                                             2,750       2,839
 9.50% 2022                                                                                              2,450       2,425
 7.375% 2008 (2)                                                                                           500         510
 7.50% 2006                                                                                                250         258
Fort James Corp. 6.625% 2004                                                                             1,000       1,022
Potlatch Corp. 10.00% 2011                                                                               1,779       1,984
Riverwood International Corp. 10.875% 2008                                                               1,250       1,288
Kappa Beheer BV 10.625% 2009                                                                  Euro       1,000       1,246
Abitibi-Consolidated Inc. 8.55% 2010                                                                 $   1,000       1,122
Indah Kiat International Finance Co. BV 11.875% 2002 (6)                                                 2,000         830
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (5)                                                          250          96


MULTILINE RETAIL  -  1.81%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                             2,300       2,070
 6.875% 2015                                                                                             2,000       1,881
 7.65% 2016                                                                                              1,400       1,372
 8.25% 2022 (8)                                                                                            900         887
 9.00% 2012                                                                                                505         550
 8.00% 2010                                                                                                500         526
 7.95% 2017                                                                                                500         498
 7.05% 2005                                                                                                355         368
 7.375% 2008                                                                                               250         259
Saks Inc.:
 7.375% 2019                                                                                             1,090       1,041
 9.875% 2011                                                                                               250         283
Kmart Corp. Pass-Through Trust, Series 1995-K2, 9.78% 2020 (8) (9)                                       1,829         715
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (8) (9)                                          1,471         575
Dillard's, Inc. 6.30% 2008                                                                                 700         674
Dillard Department Stores, Inc. 7.875% 2023                                                                250         223


ELECTRIC UTILITIES  -  1.73%
Edison Mission Energy:
 7.73% 2009                                                                                              3,125       2,688
 9.875% 2011                                                                                             1,125       1,046
Edison International 6.875% 2004                                                                         2,750       2,778
Southern California Edison 8.00% 2007 (2)                                                                2,147       2,364
Mission Energy Holding Co. 13.50% 2008                                                                   2,425       1,649
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                                  500         503
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                        225         247
Oncor Electric Delivery Co. 6.375% 2012                                                                     85          97


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.61%
Amkor Technology, Inc.:
 7.75% 2013 (2)                                                                                          1,960       1,872
 9.25% 2008                                                                                              1,410       1,473
ON Semiconductor Corp.:
 Semiconductor Components Industries, LLC 12.00% 2010                                                    1,750       1,951
 13.00% 2008 (3)                                                                                         1,000       1,015
Fairchild Semiconductor Corp. 10.50% 2009                                                                2,075       2,345
Micron Technology, Inc. 6.50% 2005 (2)                                                                   2,000       1,920


FOOD & STAPLES RETAILING  -  1.58%
Delhaize America, Inc.:
 7.375% 2006                                                                                             2,340       2,469
 9.00% 2031                                                                                              2,000       2,210
 8.125% 2011                                                                                             1,250       1,375
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                              2,065       1,936
 8.25% 2010                                                                                                310         319
Ahold Lease Pass-Through Trust: (8)
 Series 2001-A-2, 8.62% 2025                                                                               450         432
 Series 2001-A-1, 7.82% 2020                                                                               200         190
Rite Aid Corp. 6.875% 2013                                                                               1,000         870
Pathmark Stores, Inc. 8.75% 2012                                                                           375         390
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                         200         188


AUTO COMPONENTS  -  1.38%
Stoneridge, Inc. 11.50% 2012                                                                             2,250       2,531
Lear Corp., Series B, 8.11% 2009                                                                         2,000       2,300
Dana Corp. 10.125% 2010                                                                                    950       1,052
TRW Automotive Acquisition Corp.: (2)
 9.375% 2013                                                                                               725         790
 11.00% 2013                                                                                               125         137
ArvinMeritor, Inc.:
 8.75% 2012                                                                                                500         563
 6.625% 2007                                                                                               250         261
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                                    750         668
 10.25% 2013 (2)                                                                                           150         153
R.J. Tower Corp. 12.00% 2013 (2)                                                                           375         362
Dura Operating Corp., Series B, 8.625% 2012                                                                250         258
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (5) (7)                                               3,000          38


MULTI-UTILITIES & UNREGULATED POWER  -  1.33%
AES Corp.:
 8.75% 2013 (2)                                                                                          4,500       4,703
 10.00% 2005 (2)                                                                                         1,000       1,043
 9.50% 2009                                                                                                578         587
 9.375% 2010                                                                                                97          98
AES Drax Holdings Ltd., Series B, 10.41% 2020 (8)                                                        2,250       1,463
Duke Capital Corp. 7.50% 2009                                                                              750         859


HOUSEHOLD DURABLES  -  1.30%
Boyds Collection, Ltd., Series B, 9.00% 2008                                                             2,875       2,897
Lennar Corp., Series B, 9.95% 2010                                                                       1,000       1,172
William Lyon Homes, Inc. 10.75% 2013                                                                     1,000       1,068
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                1,025       1,035
Ryland Group, Inc.:
 5.375% 2008                                                                                               500         519
 9.75% 2010                                                                                                250         289
WCI Communities, Inc. 10.625% 2011                                                                         650         722
Beazer Homes USA, Inc. 8.375% 2012                                                                         500         556
Schuler Homes, Inc. 10.50% 2011                                                                            250         289


CONSUMER FINANCE  -  1.09%
Capital One Financial Corp. 8.75% 2007                                                                   2,930       3,218
Capital One Bank 6.50% 2013                                                                              1,000         992
Providian Financial Corp., Series A, 9.525% 2027 (2)                                                     3,500       2,975


MACHINERY  -  1.06%
Terex Corp.:
 9.25% 2011                                                                                              1,875       2,025
 Class B, 10.375% 2011                                                                                   1,760       1,954
AGCO Corp. 9.50% 2008                                                                                    1,750       1,899
NMHG Holding Co. 10.00% 2009                                                                             1,000       1,105


SPECIALTY RETAIL  -  1.04%
United Rentals (North America), Inc.:
 10.75% 2008 (2)                                                                                         2,500       2,744
 Series B, 9.00% 2009                                                                                      500         490
Gap, Inc.:
 6.90% 2007                                                                                              1,358       1,470
 10.55% 2008 (3)                                                                                            95         116
Office Depot, Inc. 10.00% 2008                                                                           1,000       1,193
PETCO Animal Supplies, Inc. 10.75% 2011                                                                    750         859


COMMUNICATIONS EQUIPMENT  -  0.99%
Motorola, Inc.:
 8.00% 2011                                                                                              1,000       1,198
 6.50% 2028                                                                                                600         612
 7.625% 2010                                                                                               500         590
 5.22% 2097                                                                                                600         480
 7.50% 2025                                                                                                150         167
Lucent Technologies Inc. 7.25% 2006                                                                      2,000       1,905
Nortel Networks Ltd. 6.125% 2006                                                                         1,625       1,584


AUTOMOBILES  -  0.98%
General Motors Acceptance Corp.:
 6.875% 2011                                                                                             2,000       2,010
 6.125% 2007                                                                                             1,500       1,560
General Motors Corp. 7.20% 2011                                                                            250         252
Ford Motor Credit Co.:
 7.875% 2010                                                                                             1,500       1,610
 7.375% 2009                                                                                             1,000       1,050


CHEMICALS  -  0.95%
Lyondell Chemical Co.:
 10.50% 2013 (2)                                                                                         2,600       2,613
 11.125% 2012                                                                                            1,625       1,674
 9.50% 2008 (2)                                                                                          1,300       1,242
 Series A, 9.625% 2007                                                                                     500         493
 Series B, 9.875% 2007                                                                                     250         246


OFFICE ELECTRONICS  -  0.95%
Xerox Corp.:
 7.125% 2010                                                                                             3,200       3,212
 7.625% 2013                                                                                             1,000       1,006
Xerox Capital (Europe) PLC 5.875% 2004                                                                   2,000       2,020


HEALTH CARE PROVIDERS & SERVICES  -  0.68%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                              1,875       1,990
 7.00% 2007                                                                                                250         268
HCA Inc. 6.25% 2013                                                                                      1,000       1,021
Concentra Operating Corp., Series A, 13.00% 2009                                                           655         743
Integrated Health Services, Inc.: (5) (7)
 Series A, 9.25% 2008                                                                                    9,250         208
 Series A, 9.50% 2007                                                                                    5,325         120
 10.25% 2006 (3)                                                                                         5,000         113


AIRLINES  -  0.47%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                             1,500       1,193
 7.875% 2008                                                                                               665         509
 8.52% 2004                                                                                                500         470
Continental Airlines, Inc. 8.00% 2005                                                                    1,000         900


REAL ESTATE  -  0.43%
HMH Properties, Inc., Series A, 7.875% 2005                                                              1,500       1,534
Host Marriott, LP:
 Series E, 8.375% 2006                                                                                     150         156
 Series I, 9.50% 2007                                                                                      100         108
FelCor Suites LP 7.375% 2004                                                                             1,000       1,018


COMMERCIAL BANKS  -  0.41%
Household Finance Corp. 6.40% 2008                                                                       2,000       2,285
Sanwa Bank, Ltd. 7.40% 2011                                                                                250         281
Bayer Hypo-Vereinsbank 8.741% 2031 (2)                                                                     100         105


ROAD & RAIL  -  0.39%
TFM, SA de CV:
 12.50% 2012                                                                                               720         779
 10.25% 2007                                                                                               350         359
 11.75% 2009                                                                                                45          46
RailAmerica Transportation Corp. 12.875% 2010                                                              750         837
Kansas City Southern Railway Co. 7.50% 2009                                                                500         521


BEVERAGES  -  0.37%
Constellation Brands, Inc. 8.125% 2012                                                                   1,750       1,899
Cott Beverages Inc. 8.00% 2011                                                                             500         543


INDUSTRIAL CONGLOMERATES  -  0.32%
Tyco International Group SA:
 6.125% 2008                                                                                             1,250       1,313
 6.125% 2009                                                                                               500         523
 6.375% 2005                                                                                               250         262


INSURANCE  -  0.30%
ACE Capital Trust II 9.70% 2030                                                                            750       1,014
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (8)                                                   750         952


CONSTRUCTION & ENGINEERING  -  0.28%
Technical Olympic USA, Inc.:
 10.375% 2012                                                                                            1,250       1,338
 9.00% 2010                                                                                                500         538


BUILDING PRODUCTS  -  0.28%
American Standard Inc.:
 8.25% 2009                                                                                              1,250       1,448
 7.375% 2005                                                                                               375         399


OTHER INDUSTRIES -  0.30%
Bombardier Capital Inc., Series A, 6.125% 2006 (2)                                                         500         514
Warnaco Inc. 8.875% 2013 (2)                                                                               500         520
Levi Strauss & Co. 11.625% 2008                                                                            125         108
Iron Mountain Inc. 7.75% 2015                                                                              800         850


ASSET-BACKED OBLIGATIONS (8)  -  0.36%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, 10.421% 2007 (2)               1,250       1,319
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                          579         574
USAir, Inc., Pass-Through Trust, Series 1993-A3, 10.375% 2013 (5)                                        1,500         458


U.S. TREASURY BONDS & NOTES  -  0.83%
 7.50% 2016                                                                                              4,000       5,433


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.35%
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (3)                                                                  1,291       1,171
 Global 9.375% 2023                                                                                        730         816
 8.875% 2027                                                                                               250         273
Brazil (Federal Republic of):
 10.25% 2013                                                                                             1,500       1,436
 14.50% 2009                                                                                               500         580
 11.00% 2040                                                                                               250         229
United Mexican States Government:
 Eurobonds 11.375% 2016                                                                                  1,015       1,479
 Global 8.625% 2008                                                                                        500         601
Philippines (Republic of) 9.875% 2019                                                                      500         553
Dominican Republic 9.04% 2013 (2)                                                                          500         454
Bulgaria (Republic of) 8.25% 2015                                                                          372         441
Argentina (Republic of) Global 12.25% 2018 (4)  (9)                                                        968         303
Colombia (Republic of) Global 10.75% 2013                                                                  250         293
Turkey (Republic of) 12.375% 2009                                                                          250         270


TAX-EXEMPT MUNICIPAL OBLIGATIONS  -  0.42%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed
 Bonds, 6.125% 2027                                                                                      1,500       1,393
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
 Series 2003, 6.125%  2024                                                                               1,500       1,383



Total bonds & notes (cost: $500,565,000)                                                                           467,974



                                                                                                     Shares or
                                                                                                     principal
Stocks (common and preferred)                                                                           amount

WIRELESS TELECOMMUNICATION SERVICES  -  6.36%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred, redeemable 2010  (4)                                          9,566     $10,188
 Class A  (2)  (10)                                                                                    221,499       4,005
Dobson Communications Corp. senior exchangable preferred: (4)
 12.25% 2008                                                                                             5,771       5,713
 12.25% 2008                                                                                             5,073       5,022
 13.00% 2009                                                                                             1,040       1,056
SpectraSite, Inc.  (2) (7) (10)                                                                        225,511       9,555
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010  (4)
 (10)                                                                                                    5,785       6,335


CAPITAL MARKETS  -  1.07%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $5,250,000       5,539
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $1,500,000       1,515


COMMERCIAL BANKS  -  0.86%
First Republic Capital Corp., Series A, 10.50% preferred (2)                                             2,000       1,995
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred
 (undated)  (Japan) (2) (3)                                                                         $1,750,000       1,861
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $1,000,000       1,105
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                           12,060         667


MEDIA  -  0.79%
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012
 (2)  (4) (7)                                                                                              300       3,064
Clear Channel Communications, Inc.  (10)                                                                25,506       1,081
Radio One, Inc.: (10)
 Class D, nonvoting                                                                                     34,000         604
 Class A                                                                                                17,000         304
ACME Communications, Inc.  (10)                                                                         13,100         100
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (10)                                    10,000           5


INDUSTRIAL CONGLOMERATES  -  0.67%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities (Hong Kong) (2)                                                                           160,000       4,410


MACHINERY  -  0.32%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                                     40,000       2,110




OTHER INDUSTRIES -  0.53%
ZiLOG, Inc.  (10)                                                                                      445,000       1,335
ZiLOG, Inc. - MOD III Inc., units  (7) (10)                                                                445         238
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009
 (formerly EarthWatch Inc.) (2)  (4)  (7)  (10)                                                      1,129,420       1,125
Wilshire Financial Services Group Inc. (10)                                                            155,212         638
Clarent Hospital Corp.  (10)                                                                            75,300         132
KMC Telecom Holdings, Inc., warrants, expire 2008  (2)  (10)                                             9,500          28
GT Group Telecom Inc., warrants, expire 2010  (Canada) (2) (7)  (10)                                     4,000           -
Protection One, Inc., warrants, expire 2005  (2) (7)  (10)                                               6,400           -



Total stocks (cost: $62,501,000)                                                                                    69,730



                                                                                                     Principal
                                                                                                        amount
Convertible debentures                                                                                    (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.45%
Solectron Corp. 0% LYON 2020                                                                         $  13,250      $7,420
SCI Systems, Inc. 3.00% 2007                                                                             2,000       1,765
Celestica Inc. 0% 2020                                                                                     700         369


INTERNET & CATALOG RETAIL  -  1.27%
Amazon.com, Inc. 6.875% PEACS 2010                                                            Euro       7,350       8,375


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.90%
Conexant Systems, Inc. 4.00% 2007                                                                    $   3,600       2,844
Cypress Semiconductor Corp.:
 4.00% 2005                                                                                              1,500       1,511
 3.75% 2005                                                                                                555         559
Analog Devices, Inc. 4.75% 2005                                                                            520         532
RF Micro Devices, Inc. 3.75% 2005                                                                          235         233
TriQuint Semiconductor, Inc. 4.00% 2007                                                                    260         216


WIRELESS TELECOMMUNICATION SERVICES  -  0.36%
American Tower Corp.:
 5.00% 2010                                                                                              2,500       2,150
 6.25% 2009                                                                                                250         233


OTHER INDUSTRIES  -  0.39%
Juniper Networks, Inc. 4.75% 2007                                                                        1,750       1,660
Elan Finance Corp. Ltd. 0% 2018                                                                          1,675         930



Total convertible debentures (cost: $24,212,000)                                                                    28,797

MISCELLANEOUS  -  0.60%
Other equity securities in initial period of acquisition                                                             3,941

Total equity securities (cost: $86,713,000)                                                                        102,468



                                                                                                     Principal
                                                                                                        amount
Short-term securities                                                                                     (000)

CORPORATE SHORT-TERM NOTES  -  8.80%
E.I. du Pont de Nemours & Co. 0.97% due 8/8/03                                                       $  12,100     $12,087
Preferred Receivables Funding Corp. 1.20% due 7/9/03 (2)                                                 9,700       9,697
Triple-A One Funding Corp. 1.08%-1.25% due 7/8-7/9/03 (2)                                                9,000       8,997
Schering Corp. 1.21% due 7/23/03                                                                         8,000       7,994
General Electric Capital Corp. 1.32% due 7/1/03                                                          7,500       7,500
Corporate Asset Funding Co. Inc. 0.95% due 7/29/03 (2)                                                   7,000       6,995
Netjets Inc. 1.21% due 7/14/03 (2)                                                                       4,600       4,598


FEDERAL AGENCY DISCOUNT NOTES  -  1.81%
Federal Home Loan Bank 1.17% due 7/18/03                                                                 6,700       6,696
Fannie Mae 0.97%-1.09% due 8/6-8/12/03                                                                   5,200       5,194




Total short-term securities (cost: $69,758,000)                                                                     69,758


Total investment securities (cost: $657,036,000)                                                                   640,200
Other assets less liabilities                                                                                       17,686

Net assets                                                                                                        $657,886


(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) Scheduled interest payments not made; reorganization pending.
(10) Security did not produce income during the last 12 months.

See Notes to Financial Statements


U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                                  Principal     Market
                                                                                                     amount      value
Bonds & notes                                                                                          (000)      (000)

FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS (1)  -  29.35%
Fannie Mae:
 6.50% 2013 - 2032                                                                                  $23,068  $  24,293
 6.00% 2013 - 2017                                                                                   17,287     18,097
 5.50% 2016 - 2018                                                                                   16,634     17,314
 5.00% 2018                                                                                           8,723      9,028
 7.50% 2029 - 2032                                                                                    8,228      8,771
 7.00% 2015 - 2032                                                                                    7,663      8,151
 4.229% 2033 (2)                                                                                      6,500      6,687
 4.002% 2033 (2)                                                                                      2,900      2,961
 8.00% 2024                                                                                           1,002      1,099
 4.069% 2033 (2)                                                                                      1,000      1,025
 3.988% 2033 (2)                                                                                      1,000      1,018
 8.50% 2027                                                                                             810        882
 10.00% 2018                                                                                            535        628
 12.00% 2015                                                                                            309        367
 9.00% 2018                                                                                              83         93


Government National Mortgage Assn.:
 5.00% 2033                                                                                          38,895     39,664
 6.00% 2013 - 2029                                                                                   12,958     13,643
 5.50% 2017 - 2033                                                                                    8,055      8,376
 7.00% 2017 - 2031                                                                                    6,836      7,289
 6.50% 2028                                                                                           6,786      7,160
 8.00% 2023 - 2030                                                                                    3,004      3,270
 7.50% 2022 - 2031                                                                                    2,825      3,026
 8.50% 2021 - 2023                                                                                    1,277      1,396
 10.00% 2019                                                                                            497        588
 9.50% 2020                                                                                             367        416


Freddie Mac:
 6.00% 2014 - 2032                                                                                   10,513     10,936
 4.50% 2018                                                                                           9,500      9,697
 5.50% 2033                                                                                           7,250      7,461
 7.20% 2006                                                                                           4,338      4,941
 6.50% 2016 - 2017                                                                                    4,492      4,757
 4.082% 2033 (2)                                                                                      4,225      4,329
 7.50% 2029 - 2032                                                                                    2,993      3,190
 7.00% 2008 - 2017                                                                                    2,286      2,439
 9.00% 2030                                                                                           1,019      1,151
 Series H009, Class A-2, 1.876% 2008 (2)                                                                900        885
 8.25% 2008 - 2009                                                                                      706        753
 8.00% 2012 - 2017                                                                                      473        518
 8.50% 2018 - 2027                                                                                      272        298
 11.00% 2018                                                                                            190        223


U.S. TREASURY BONDS & NOTES  -  25.87%
5.75% 2005-2010 (3)                                                                                  35,000     39,203
3.25% 2007 (3)                                                                                       28,600     29,851
6.00% 2004-2009 (3)                                                                                  20,500     21,818
5.25% 2029 (3)                                                                                       14,250     15,519
8.875% 2017-2019                                                                                      9,285     14,156
7.875% 2004-2021 (3)                                                                                  9,750     11,062
3.625% 2008  (3) (4)                                                                                  9,671     10,845
3.375% 2007 (3)  (4)                                                                                  9,862     10,821
3.50% 2006 (3)                                                                                       10,100     10,646
5.625% 2008                                                                                           8,500      9,746
9.375% 2006                                                                                           7,925      9,522
6.25% 2007 (3)                                                                                        6,500      7,475
6.625% 2007                                                                                           5,000      5,849
6.875% 2006-2025                                                                                      4,250      5,172
8.125% 2019                                                                                           3,125      4,520
10.375% 2009                                                                                          2,225      2,500


ASSET-BACKED OBLIGATIONS  (1) -  12.10%
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                                       6,000      6,311
California Infrastructure and Economic Development Bank, Special Purpose Trust,
 Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                         3,750      4,069
 PG&E-1, Class A-7, 6.42% 2008                                                                        2,000      2,168
Green Tree Financial Corp., Series 1997-6:
 Class A-7, 7.14% 2029                                                                                2,346      2,394
 Class A-6, 6.90% 2029                                                                                1,411      1,438
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                           896        955
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6,
 6.84% 2010                                                                                             575        586
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
  5.16% 2033                                                                                            500        509
Peco Energy Transition Trust:
 Series 1999-A, Class A-6, 6.05% 2009                                                                 2,475      2,758
 Series 2000-A, Class A-4, 7.65% 2010                                                                 2,075      2,549
ComEd Transitional Funding Trust Transitional Funding Trust Note, Series 1998:
 Class A-6, 5.63% 2009                                                                                2,500      2,756
 Class A-5, 5.44% 2007                                                                                1,600      1,668
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      3,900      4,087
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-5, 5.99% 2031                                                                               2,000      2,127
 Class AF-3, 4.61% 2024                                                                               1,300      1,353
MMCA Auto Owner Trust, Class A-4:
 Series 2002-4, 3.05% 2009                                                                            2,000      1,989
 Series 2002-2, 4.30% 2010                                                                            1,325      1,348
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                    2,750      3,288
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       3,000      3,126
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                              3,000      3,115
Drive Auto Receivables Trust, MBIA insured: (5)
 Series 2002-1, Class A-4, 4.09% 2008                                                                 1,500      1,565
 Series 2003-1, Class A-3, 2.41% 2007                                                                 1,500      1,515
Ameriquest Mortgage Securities Inc.,Asset-Backed Pass-Through Certificates
 Trust, Series 2003-5,                                                                                3,025      3,047
  Class A-2, 2.43% 2033
CPS Auto Receivables Trust, Class A-2, XLCA insured: (5)
 Series 2003-A, 2.89% 2009                                                                            1,250      1,255
 Series 2002-B, 3.50% 2009                                                                              993      1,008
 Series 2002-C, 3.52% 2009                                                                              750        759
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (5)                         2,750      2,852
Banco Itau SA, XLCA insured: (2)  (5)
 Series 2002-2, 1.649% 2006                                                                           1,500      1,489
 Series 2002, 1.94% 2007                                                                              1,100      1,092
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (2)                      2,550      2,541
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (5)                          2,518      2,530
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
 4.82% 2010 (5)                                                                                       2,000      2,144
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                             1,500      1,526
 Series 2001-HS2, Class A-4, 6.43% 2016                                                                 594        608
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                            1,835      2,064
Amresco Residential Securities Mortgage Loan Trust, Series 1997-2, Class A-7,
 7.57% 2027                                                                                           1,931      2,018
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                                1,500      1,532
 Series 1999-2, Class A-1, 6.94% 2007 (5)                                                               375        380
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                          1,325      1,494
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                               1,275      1,352
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (5)                                 1,289      1,344
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI3, 3.495%
 2028                                                                                                 1,250      1,280
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (5)                       1,125      1,261
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                           1,235      1,247
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (2) (5)                      1,235      1,236
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                               1,150      1,224
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured, 4.03%
 2006                                                                                                 1,100      1,132
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                       1,000      1,049
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
 insured, 6.91% 2005 (5)                                                                              1,000      1,037
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
 3.55% 2009                                                                                           1,000      1,024
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                1,000      1,015
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
 insured, 7.33% 2006 (5)                                                                                925        940
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (5)                         843        870
Pass-Through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 1.89%
 2012  (2)  (5)                                                                                         801        800
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
 2.62% 2007                                                                                             750        764


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (1)  -  8.43%
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                             2,327      2,459
 Series 1998-C1, Class A-1A, 6.26% 2040                                                               2,148      2,299
 Series 2001-CF2, Class A-2, 5.935% 2034                                                              1,750      1,904
 Series 2001-CK6, Class A-2, 6.103% 2036                                                              1,500      1,701
 Series 1999-C1, Class A-1, 6.91% 2041                                                                1,200      1,339
 Series 2002-FL2, Class A-2, 1.458% 2010 (2)  (5)                                                     1,000        999
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                                                 7,448      8,521
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                          1,000      1,141
Morgan Stanley Capital I, Inc., Series 1998-HF2:
 Class A-2, 6.48% 2030                                                                                5,980      6,895
 Class A-1, 6.01% 2030                                                                                2,159      2,334
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                                 3,000      3,455
 Series 2000-2, Class A-1, 7.543% 2032                                                                1,228      1,393
 Series 2000-1, Class A-1, 7.656% 2032                                                                  857        965
 Series 1998-1, Class A-1, 6.34% 2030                                                                   387        408
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                                 3,434      3,729
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.428%
 2035                                                                                                 3,050      3,540
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       2,700      3,151
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A-3, 6.869% 2029                                                               1,500      1,708
 Series 1999-C1, Class A-1, 5.83% 2033                                                                1,239      1,332
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                      2,453      2,500
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                              1,159      1,287
 Series 1998-C1, Class A-1, 6.34% 2030                                                                  869        950
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                                1,724      1,807
 Series 1995-C3, Class A-3, 7.60% 2025 (2)                                                              322        334
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                                              1,250      1,429
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                                500        580
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
 2035                                                                                                 1,500      1,714
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                                 957      1,047
 Series 2000-C3, Class A-2, 7.95% 2010                                                                  500        622
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                               1,551      1,664
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
 5.585% 2034                                                                                          1,397      1,529
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                             705        743
 Series 1998-C1, 6.23% 2031                                                                             434        467
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (5)                                 740        794
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                             577        637
LB Commercial Mortgage Trust, Series 1998-C1, Class A-1, 6.33% 2030                                     623        625


NON-PASS-THROUGH AGENCY OBLIGATIONS  -  5.91%
Fannie Mae:
 6.00% 2008                                                                                           7,000      8,071
 4.75% 2007                                                                                           6,600      6,836
 7.25% 2030                                                                                           4,125      5,438
Federal Home Loan Bank:
 3.75% 2007 (3)                                                                                       9,710     10,234
 4.875% 2004                                                                                          3,000      3,091
 4.50% 2012                                                                                           2,500      2,643
Freddie Mac:
 5.25% 2006                                                                                           7,000      7,617
 5.75% 2009                                                                                           2,000      2,071
 6.75% 2031                                                                                           1,350      1,682


PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  4.61%
WaMu Mortgage Pass-Through Certificates Trust: (2)
 Series 2003-AR6, Class A-1, 4.39% 2033                                                               2,035      2,066
 Series 2003-AR7, Class A-7, 3.842% 2033                                                              2,000      2,007
 Series 2003-AR3, Class A-2, 2.828% 2033                                                              1,500      1,506
 Series 2003-AR3, Class A-3, 3.567% 2033                                                              1,250      1,263
 Series 2003-AR1, Class A-6, 4.56% 2033                                                               1,113      1,137
Bear Stearns ARM Trust: (2)
 Series 2003-3, Class II-A-2, 4.24% 2033                                                              3,332      3,359
 Series 2003-2, Class A-3, 3.703% 2033 (5)                                                            1,250      1,266
Security National Mortgage Loan Trust, Class A-2: (5)
 Series 1999-1, 8.353% 2030                                                                           3,247      3,347
 Series 2000-1, 8.75% 2024                                                                              844        896
GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10, 6.00% 2009                            4,161      4,182
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.04% 2040 (2)  (5)                          3,708      3,575
CHL Mortgage Pass-Through Trust: (2)
 Series 2003-HYB3, Class 3-A-1, 3.5755% 2033                                                          2,000      2,019
 Series 2003-27, Class A-1, 3.85% 2033                                                                1,495      1,512
Banc of America Mortgage Securities, Inc. Trust, Series 2003-F, Class 1-A-1,
 2.969% 2033 (2)                                                                                      2,950      2,979
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
 4.374% 2033 (2)                                                                                      2,905      2,969
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (2)                        1,427      1,441
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                          842        871
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                              543        555
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1, Class IAI,
 4.25% 2031 (5)                                                                                         237        237


FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  3.96%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                4,350      4,392
 Series 2002-W3, Class A-5, 7.50% 2028                                                                2,777      3,101
 Series 1999-T2, Class A-1, 7.50% 2039                                                                1,777      1,984
 Series 2001-T10, Class A-1, 7.00% 2041                                                               1,816      1,982
 Series 2001-50, Class BA, 7.00% 2041                                                                 1,825      1,936
 Series 2002-W7, Class A-5, 7.50% 2029                                                                1,585      1,770
 Series 2001-4, Class NA, 11.755% 2025 (2)                                                            1,480      1,758
 Series 2002-T11, Class A, 4.769% 2012                                                                1,515      1,623
 Series 2002-W3, Class A-2, 5.50% 2041                                                                1,500      1,544
 Series 2002-W4, Class A-2, 5.10% 2042                                                                1,400      1,420
 Series 2001-4, Class GB, 9.988% 2018 (2)                                                             1,161      1,334
 Series 2001-20, Class C, 11.805% 2031 (2)                                                              900      1,070
 Series 2002-W1, Class 2A, 7.50% 2042                                                                   378        422
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                                 287        287
Freddie Mac:
 Series T-042, Class A-2, 5.50% 2042                                                                  2,850      2,922
 Series 1567, Class A, 1.588% 2023 (2)                                                                1,787      1,750
 Series T-041, Class 1A-2, 4.76% 2021                                                                   900        907
 Series 2489, Class A, 5.50% 2013                                                                       783        794
 Series B, Class 3, 12.50% 2013                                                                          74         74
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                816        869


OTHER PASS-THROUGH AGENCY OBLIGATIONS (1)  -  2.52%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                          4,161      4,676
 Series 2003-20B, 4.84% 2023                                                                          3,250      3,377
 Series 2002-20J, 4.75% 2022                                                                          2,157      2,234
 Series 2001-20K, 5.34% 2021                                                                          1,519      1,643
 Series 2001-20G, 6.625% 2021                                                                         1,239      1,403
 Series 2002-20K, 5.08% 2022                                                                          1,127      1,188
 Series 2002-20C, 6.07% 2022                                                                          1,060      1,174
 Series 2001-20J, 5.76% 2021                                                                            922      1,007
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
 Inc.                                                                                                 3,192      3,609
  (Title XI) 5.88% 2012


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  (1)  (2) (5) -  0.64%
Structured Asset Securities Corp., Class A:
 Series 1998-RF1, 8.693% 2027                                                                         2,315      2,572
 Series 1998-RF2, 8.526% 2027                                                                         1,249      1,388
 Series 1999-RF1, 7.883% 2028                                                                         1,100      1,205



AEROSPACE & DEFENSE  -  0.39%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013
 (1) (5)                                                                                              2,816      3,172


INDUSTRIAL CONGLOMERATES  -  0.29%
General Electric Capital Corp., Series A, 6.75% 2032                                                  2,000      2,347


ROAD & RAIL  -  0.26%
Southern Capital Corp. Pass-Through Trust, Series 2002-1, Class G, MBIA insured,
 5.70% 2023  (1) (5)                                                                                  1,917      2,080


OTHER INDUSTRIES -  0.40%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (5)                                      1,250      1,413
KFW International Finance Inc. 2.50% 2005                                                             1,000      1,020
AIG SunAmerica Global Financing II 7.60% 2005 (5)                                                       750        834



Total bonds & notes (cost: $732,062,000)                                                                       764,266



                                                                                                  Principal     Market
                                                                                                     amount      value
Short-term securities                                                                                  (000)      (000)

U.S. TREASURIES  -  5.57%
U.S. Treasury Bills 0.775%-1.115% due 7/3-10/30/03                                                  $45,000  $  44,926


CORPORATE SHORT-TERM NOTES  -  4.24%
E.I. duPont de Nemours & Co. 1.00% due 8/18/03                                                       13,300     13,282
Harley-Davidson Funding Corp. 1.03% due 7/15/03 (5)                                                   7,000      6,997
Triple-A One Funding Corp. 1.12% due 7/8/03 (5)                                                       5,535      5,534
Preferred Receivables Funding Corp. 1.23% due 7/8/03 (5)                                              4,400      4,399
General Electric Capital Corp. 1.32% due 7/1/03                                                       4,000      4,000


FEDERAL AGENCY DISCOUNT NOTES  -  3.24%
Federal Home Loan Bank 0.92%-1.13% due 7/7-7/16/03                                                   16,400     16,394
Federal Farm Credit Banks 1.15% due 7/9/03                                                            8,000      7,998
Fannie Mae 0% due 7/25/03 (3)                                                                         1,800      1,798



Total short-term securities (cost: $105,326,000)                                                               105,328


Total investment securities (cost: $837,388,000)                                                               869,594
Other assets less liabilities                                                                                  (62,738)

Net assets                                                                                                    $806,856

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

CASH MANAGEMENT FUND
                                        Investment portfolio as of June 30, 2003

Unaudited


                                                                             Principal       Market
                                                                                amount        value
Short-term securities                                                             (000)        (000)

CORPORATE SHORT-TERM NOTES  -  65.64%
Merck & Co. Inc. 1.00%-1.19%  due 7/9-7/22/03                                  $10,000       $9,995
Netjets Inc. 1.20% due 7/16/03 (1)                                              10,000        9,995
Pfizer Inc 1.20% due 7/14/03 (1)                                                10,000        9,995
SBC International Inc. 0.97%-1.00% due 7/24-8/11/03 (1)                         10,005        9,995
Ciesco LP 1.10% due 7/24/03                                                     10,000        9,993
FCAR Owner Trust I 0.94% due 8/7-8/14/03                                        10,000        9,989
IBM Credit Corp. 0.99% due 8/25/03                                              10,000        9,985
New Center Asset Trust 1.21%-1.23% due 7/8-7/11/03                               9,700        9,697
Triple-A One Funding Corp. 1.21% due 7/10/03 (1)                                 8,900        8,897
E.I. du Pont De Nemours & Co. 0.90%-1.01% due 7/18-8/20/03                       7,900        7,895
Harvard University 1.18%-1.19% due 7/1-7/15/03                                   7,400        7,398
Bank of America Corp. 0.92% due 8/22/03                                          7,300        7,290
Scripps (E.W.) Co. 1.05% due 8/6/03 (1)                                          7,200        7,192
American Express Credit Corp. 0.90%-1.22% due 7/9-8/26/03                        6,600        6,593
Harley-Davidson Funding Corp. 1.02%-1.11% due 7/24-8/6/03 (1)                    6,150        6,144
Archer Daniels Midland Co. 1.21% due 7/16/03 (1)                                 6,000        5,997
Preferred Receivables Funding Corp. 1.07%-1.23% due 7/7-7/17/03 (1)              5,800        5,799
ChevronTexaco Funding Corp. 1.15% due 7/10/03                                    5,000        4,998
American General Finance Corp. 1.04% due 7/25/03                                 5,000        4,996
Coca-Cola Co. 0.89% due 8/8/03                                                   5,000        4,995
Yale University 1.18% due 8/4/03                                                 5,000        4,994
Kimberly-Clark Worldwide Inc. 1.17% due 7/15/03 (1)                              3,800        3,798
Verizon Network Funding Corp. 1.00% due 8/26/03                                  3,800        3,794
Receivables Capital Corp. 1.00% due 7/21/03(1)                                   2,700        2,698
Emerson Electric Co. 0.95% due 7/18/03 (1)                                       1,300        1,299
Golden Peanut Co., LLC 1.23% due 7/11/03                                           400          400


FEDERAL AGENCY DISCOUNT NOTES  -  26.82%
Freddie Mac 1.15%-1.16% due 7/17-7/30/03                                       $26,961      $26,937
Fannie Mae 0.90%-1.17% due 7/23-8/27/03                                         25,039       25,010
Federal Home Loan Bank 1.01%-1.17% due 7/11-8/22/03                             19,510       19,492


CERTIFICATES OF DEPOSIT  -  6.19%
Wells Fargo Bank NA 1.04% due 8/26/03                                           10,000       10,000
State Street Bank & Trust 1.22% due 7/14/03                                      6,500        6,500


Total investment securities (cost: $262,761,000)                                            262,760
Other assets less liabilities                                                                 3,588

Net assets                                                                                 $266,348

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
                                              (dollars and shares in thousands,
at June 30, 2003                                      except per-share amounts)

                                                                               Global     Global    Global Small
                                                                            Discovery     Growth  Capitalization       Growth
                                                                                 Fund       Fund            Fund         Fund

ASSETS:
Investment securities at market                                               $25,414     $884,678     $506,605    $8,009,984
Cash denominated in non-U.S. currencies                                            10          458          368         2,827
Cash                                                                                1          336          133            15
Receivables for:
 Sales of investments                                                              86          269        5,978        15,481
 Sales of fund's shares                                                            41        1,183          352        11,559
 Open forward currency contracts                                                    -            -            -             -
 Dividends and interest                                                            31        1,150          186         5,008
Other assets                                                                        -            -           45             1
                                                                               25,583      888,074      513,667     8,044,875
LIABILITIES:
Payables for:
 Purchases of investments                                                         190        3,400       13,360        38,183
 Repurchases of fund's shares                                                       -            -           40         2,782
 Open forward currency contracts                                                    -            -            -             -
 Investment advisory services                                                      12          478          323         2,417
 Services provided by affiliates                                                    3          150           77           902
 Deferred Trustees' compensation                                                    -           16            7           306
 Other fees and expenses                                                            -           20          285            37
                                                                                  205        4,064       14,092        44,627
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                               $25,378     $884,010     $499,575    $8,000,248
Investment securities and cash denominated in
non-U.S. currencies at cost                                                   $25,173     $894,685     $479,827    $7,158,671

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                              $27,016   $1,094,540     $646,875    $8,291,264
Undistributed (distributions in excess of) net investment income                   68        3,819       (1,633)        9,978
Accumulated net realized loss                                                  (1,957)    (204,862)    (172,545)   (1,155,147)
Net unrealized appreciation (depreciation)                                        251       (9,487)      26,878       854,153
NET ASSETS AT JUNE 30, 2003                                                   $25,378    $ 884,010     $499,575    $8,000,248

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                            $12,304     $153,825     $120,151    $3,521,615
 Shares outstanding                                                             1,461       12,298       11,034        88,941
 Net asset value per share                                                      $8.42       $12.51       $10.89        $39.60
Class 2:
 Net assets (Total:  $15,792,145 )                                            $13,074     $730,185     $379,424    $4,478,633
 Shares outstanding                                                             1,556       58,506       34,960       113,696
 Net asset value per share                                                      $8.40       $12.48       $10.85        $39.39



                                                                                                        Blue Chip          Growth
                                                                        International    New World     Income and          Income
                                                                                 Fund         Fund    Growth Fund            Fund

ASSETS:
Investment securities at market                                            $2,061,986      $187,537      $944,522       $9,001,664
Cash denominated in non-U.S. currencies                                         1,536            63             -            4,035
Cash                                                                              554            18           704               52
Receivables for:
 Sales of investments                                                             116           123        12,977           36,333
 Sales of fund's shares                                                         1,671           240         4,268           13,297
 Open forward currency contracts                                                    -             -             -                -
 Dividends and interest                                                         3,053         1,005         1,162           13,209
Other assets                                                                       70             8             -                2
                                                                            2,068,986       188,994       963,633        9,068,592
LIABILITIES:
Payables for:
 Purchases of investments                                                       9,963            23        34,247           38,523
 Repurchases of fund's shares                                                   2,195            23           342            3,789
 Open forward currency contracts                                                    -             -             -                -
 Investment advisory services                                                     981           131           370            2,418
 Services provided by affiliates                                                  175            31           170            1,029
 Deferred Trustees' compensation                                                  149             2             2              361
 Other fees and expenses                                                           69           285             1               15
                                                                               13,532           495        35,132           46,135
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                            $2,055,454      $188,499      $928,501       $9,022,457
Investment securities and cash denominated in
non-U.S. currencies at cost                                                $2,109,566      $176,198      $936,106       $8,714,949

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                           $2,475,515      $207,569      $928,367       $8,961,447
Undistributed (distributions in excess of) net investment income               14,464         1,083         5,165           56,098
Accumulated net realized loss                                                (388,649)      (31,276)      (13,447)        (285,844)
Net unrealized appreciation (depreciation)                                    (45,876)       11,123         8,416          290,756
NET ASSETS AT JUNE 30, 2003                                                $2,055,454      $188,499      $928,501       $9,022,457

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                         $1,205,036       $36,781        $73,828      $3,955,299
 Shares outstanding                                                           112,497         3,820          9,175         136,315
 Net asset value per share                                                     $10.71         $9.63          $8.05          $29.02
Class 2:
 Net assets (Total:  $15,792,145 )                                           $850,418      $151,718       $854,673      $5,067,158
 Shares outstanding                                                            79,464        15,799        106,586         175,339
 Net asset value per share                                                     $10.70         $9.60          $8.02          $28.90


                                                                                                                U.S.
                                                                                                              Government/
                                                                                Asset                  High-   AAA-Rated       Cash
                                                                           Allocation        Bond     Income  Securities  Management
                                                                                 Fund        Fund   Bond Fund       Fund       Fund


ASSETS:
Investment securities at market                                            $2,382,908   $1,265,291   $640,200   $869,594   $262,760
Cash denominated in non-U.S. currencies                                             -            -          -          -          -
Cash                                                                               52        2,084        665      1,964        636
Receivables for:
 Sales of investments                                                          57,592       12,929     10,170     18,077          -
 Sales of fund's shares                                                         5,996        3,311        313        687      3,076
 Open forward currency contracts                                                  942            -          -          -          -
 Dividends and interest                                                        11,658       14,537     10,726      6,216         12
Other assets                                                                        -            -          -          -          -
                                                                            2,459,148    1,298,152    662,074    896,538    266,484
LIABILITIES:
Payables for:
 Purchases of investments                                                      76,837       20,082      3,570     88,591          -
 Repurchases of fund's shares                                                     182          167        259        694          -
 Open forward currency contracts                                                  959            -          -          -          -
 Investment advisory services                                                     784          466        268        299         97
 Services provided by affiliates                                                  310          209         52         66         23
 Deferred Trustees' compensation                                                   80           11         38         31         16
 Other fees and expenses                                                            4            3          1          1          -
                                                                               79,156       20,938      4,188     89,682        136
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                            $2,379,992   $1,277,214   $657,886   $806,856   $266,348
Investment securities and cash denominated in
non-U.S. currencies at cost                                                $2,320,452   $1,206,443   $657,036   $837,388   $262,761

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                           $2,344,137   $1,213,993   $786,560   $767,336   $265,400
Undistributed (distributions in excess of) net investment income               32,537       27,051     22,354     14,984        950
Accumulated net realized loss                                                 (59,127)     (22,698)  (134,202)    (7,670)        (1)
Net unrealized appreciation (depreciation)                                     62,445       58,868    (16,826)    32,206         (1)
NET ASSETS AT JUNE 30, 2003                                                $2,379,992   $1,277,214   $657,886   $806,856   $266,348

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                           $839,842     $239,833   $402,427   $488,905   $150,427
 Shares outstanding                                                            62,874       21,934     35,336     39,884     13,628
 Net asset value per share                                                     $13.36       $10.93     $11.39     $12.26     $11.04
Class 2:
 Net assets (Total:  $15,792,145 )                                         $1,540,150   $1,037,381   $255,459   $317,951   $115,921
 Shares outstanding                                                           115,797       95,388     22,523     26,060     10,527
 Net asset value per share                                                     $13.30       $10.88     $11.34     $12.20     $11.01


See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the six months ended June 30, 2003
                                                                      unaudited
                                                         (dollars in thousands)


                                                                            Global                                       Blue Chip
                                                    Global    Global         Small                                 New  Income and
                                                 Discovery    Growth Capitlization      Growth International     World      Growth
                                                      Fund      Fund          Fund        Fund          Fund      Fund        Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Dividends                                           $ 118   $ 6,518       $1,763     $ 24,154       $21,596    $1,689     $7,176
 Interest                                               34       981          271        3,971         3,104     1,089        365
                                                       152     7,499        2,034       28,125        24,700     2,778      7,541
Fees and expenses:
 Investment advisory services                           62     2,574        1,646       12,599         5,372       698      1,597
 Distribution services - Class 2                        13       784          384        4,347           856       163        724
 Transfer agent services                                 -         1            1            7             2         -          1
 Reports to shareholders                                 1        17            9          148            40         4         14
 Registration statement and prospectus                   -         7            4           61            16         2          5
 Postage, stationery and supplies                        -        10            5           87            25         2          8
 Trustees' compensation                                  -         7            3           73            26         1          4
 Auditing and legal                                      -        12            8           81            26         2          6
 Custodian                                               1       109           44          194           383        47          7
 Taxes                                                   -        11            6           91            26         2          8
 Other                                                   1         5            8           20            16         4          1
                                                        78     3,537        2,118       17,708         6,788       925      2,375
Net investment income (loss)                            74     3,962          (84)      10,417        17,912     1,853      5,166

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                         (722)  (25,730)     (17,515)      57,753      (102,122)   (4,833)    (6,710)
  Non-U.S. currency transactions                        (1)      (46)          27           41           317         1          -
                                                      (723)  (25,776)     (17,488)      57,794      (101,805)   (4,832)    (6,710)
 Net unrealized appreciation (depreciation) on:
  Investments                                        4,015   105,152       92,727    1,113,621       208,464    22,730     88,891
  Non-U.S. currency translations                         -        38         (237)          16            55      (178)         -
                                                     4,015   105,190       92,490    1,113,637       208,519    22,552     88,891
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency               3,292    79,414       75,002    1,171,431       106,714    17,720     82,181
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $3,366  $ 83,376      $74,918   $1,181,848      $124,626   $19,573    $87,347




                                                                                                               U.S.
                                                                                              High-     Government/
                                                             Growth        Asset             Income       AAA-Rated           Cash
                                                             Income   Allocation     Bond      Bond      Securities     Management
                                                               Fund         Fund     Fund      Fund            Fund           Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Dividends                                                 $ 69,410      $17,036    $ 342     $1,984           $ -             $ -
 Interest                                                     6,322       21,867   31,335     24,206        17,437           1,865
                                                             75,732       38,903   31,677     26,190        17,437           1,865
Fees and expenses:
 Investment advisory services                                13,078        4,205    2,484      1,447         1,816             671
 Distribution services - Class 2                              5,107        1,535    1,067        268           387             155
 Transfer agent services                                          9            2        1          1             1               -
 Reports to shareholders                                        173           45       25         13            19               7
 Registration statement and prospectus                           72           19       10          6             8               3
 Postage, stationery and supplies                               102           26       14          8            11               4
 Trustees' compensation                                          86           21        8          7             9               4
 Auditing and legal                                              95           24       12          7            10               4
 Custodian                                                       80           23       14          8             9               3
 Taxes                                                          108           28       16          8            13               5
 Other                                                           52           25        3          1             2               1
                                                             18,962        5,953    3,654      1,774         2,285             857
Net investment income (loss)                                 56,770       32,950   28,023     24,416        15,152           1,008

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                              (179,017)       1,476   (1,281)    (1,123)        6,435               1
  Non-U.S. currency transactions                              6,420         (126)      60         73             -               -
                                                           (172,597)       1,350   (1,221)    (1,050)        6,435               1
 Net unrealized appreciation (depreciation) on:
  Investments                                             1,151,180      166,009   66,500     72,721            27              (1)
  Non-U.S. currency translations                                  8           25      (39)       (54)            -               -
                                                          1,151,188      166,034   66,461     72,667            27              (1)
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                      978,591      167,384   65,240     71,617         6,462               -
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                         $1,035,361     $200,334  $93,263    $96,033       $21,614          $1,008

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS

                                                                  Global Discovery Fund               Global Growth Fund
                                                                Six months      Year ended        Six months    Year ended
                                                            ended June 30,     December 31,    ended June 30,  December 31,
                                                                  2003 (1)             2002          2003 (1)         2002
OPERATIONS:
Net investment income (loss)                                          $ 74            $ 107          $ 3,962       $ 4,112
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                       (723)          (1,140)         (25,776)      (67,220)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                   4,015           (3,203)         105,190       (61,702)
 Net increase (decrease) in net assets
  resulting from operations                                          3,366           (4,236)          83,376      (124,810)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                -              (69)            (944)       (2,097)
  Class 2                                                                -              (42)          (3,011)       (5,278)
  Total dividends from net investment income                             -             (111)          (3,955)       (7,375)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                -                -                -             -
  Class 2                                                                -                -                -             -
  Total distributions from net realized gain on
   investments                                                           -                -                -             -
Total dividends and distributions paid
 to shareholders                                                         -             (111)          (3,955)       (7,375)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                          4,693            3,465            1,434         9,896
  Proceeds from reinvestment of dividends and distributions              -               69              944         2,097
  Cost of shares repurchased                                        (4,508)          (1,972)         (13,990)      (43,292)
  Net increase (decrease) from Class 1 transactions                    185            1,562          (11,612)      (31,299)
 Class 2:
  Proceeds from shares sold                                          3,957           10,424           92,320       184,819
  Proceeds from reinvestment of dividends and distributions              -               42            3,011         5,278
  Cost of shares repurchased                                        (1,346)          (4,019)         (22,784)      (97,599)
  Net increase (decrease) from Class 2 transactions                  2,611            6,447           72,547        92,498
 Net increase (decrease) in net assets resulting from
  capital share transactions                                         2,796            8,009           60,935        61,199

TOTAL INCREASE (DECREASE) IN NET ASSETS                              6,162            3,662          140,356       (70,986)
NET ASSETS:
Beginning of period                                                 19,216           15,554          743,654       814,640
End of period                                                      $25,378          $19,216         $884,010      $743,654
Undistributed (distributions in excess of)
 net investment income                                                 $68              $(6)          $3,819        $3,812

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                          610              431              118           786
  Shares issued on reinvestment of dividends and distributions           -                9               75           174
  Shares repurchased                                                  (578)            (242)          (1,240)       (3,649)
  Net increase (decrease) in shares outstanding                         32              198           (1,047)       (2,689)
 Class 2:
  Shares sold                                                          512            1,285            7,984        15,330
  Shares issued on reinvestment of dividends and distributions           -                6              239           438
  Shares repurchased                                                  (176)            (512)          (2,021)       (8,278)
  Net increase (decrease) in shares outstanding                        336              779            6,202         7,490

(1) Unaudited.

See Notes to Financial Statements




                                                                Global Small Capitalization Fund           Growth Fund
                                                                     Six months     Year ended       Six months       Year ended
                                                                 ended June 30,    December 31,   ended June 30,    December 31,
                                                                       2003 (1)           2002          2003 (1)            2002
OPERATIONS:
Net investment income (loss)                                             $ (84)        $ (537)         $ 10,417        $ 14,211
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                        (17,488)       (42,222)           57,794        (842,068)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                      92,490        (49,037)        1,113,637      (1,219,011)
 Net increase (decrease) in net assets
  resulting from operations                                             74,918        (91,796)        1,181,848      (2,046,868)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                 (987)        (1,247)           (4,726)         (7,669)
  Class 2                                                               (2,385)        (2,110)                -            (980)
  Total dividends from net investment income                            (3,372)        (3,357)           (4,726)         (8,649)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                    -              -                 -               -
  Class 2                                                                    -              -                 -               -
  Total distributions from net realized gain on
   investments                                                               -              -                 -               -
Total dividends and distributions paid
 to shareholders                                                        (3,372)        (3,357)           (4,726)         (8,649)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                              4,219         22,483             4,534          25,892
  Proceeds from reinvestment of dividends and distributions                987          1,247             4,726           7,669
  Cost of shares repurchased                                           (10,290)       (35,574)         (231,436)       (840,654)
  Net increase (decrease) from Class 1 transactions                     (5,084)       (11,844)         (222,176)       (807,093)
 Class 2:
  Proceeds from shares sold                                             62,257        238,713           883,787       1,134,072
  Proceeds from reinvestment of dividends and distributions              2,385          2,110                 -             980
  Cost of shares repurchased                                           (29,100)      (159,310)          (42,403)       (212,930)
  Net increase (decrease) from Class 2 transactions                     35,542         81,513           841,384         922,122
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            30,458         69,669           619,208         115,029

TOTAL INCREASE (DECREASE) IN NET ASSETS                                102,004        (25,484)        1,796,330      (1,940,488)

NET ASSETS:
Beginning of period                                                    397,571        423,055         6,203,918       8,144,406
End of period                                                         $499,575       $397,571        $8,000,248     $ 6,203,918
Undistributed (distributions in excess of)
 net investment income                                                 $(1,633)        $1,823            $9,978          $4,287

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                              402          1,972           126,567             683
  Shares issued on reinvestment of dividends and distributions              92            113           119,989             226
  Shares repurchased                                                    (1,114)        (3,386)       (6,761,449)        (23,009)
  Net increase (decrease) in shares outstanding                           (620)        (1,301)       (6,514,893)        (22,100)
 Class 2:
  Shares sold                                                            6,497         21,928        24,586,786          29,920
  Shares issued on reinvestment of dividends and distributions             222            192               -                29
  Shares repurchased                                                    (3,115)       (14,599)       (1,272,199)         (6,180)
  Net increase (decrease) in shares outstanding                          3,604          7,521        23,314,587          23,769

(1) Unaudited.

See Notes to Financial Statements




                                                                           International Fund               New World Fund
                                                                          Six months   Year ended      Six months    Year ended
                                                                       ended June 30,  December 31, ended June 30,  December 31,
                                                                             2003 (1)        2002        2003 (1)          2002
OPERATIONS:
Net investment income (loss)                                                $ 17,912     $ 27,076         $ 1,853       $ 3,180
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                             (101,805)    (105,154)         (4,832)       (6,375)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                           208,519     (261,456)         22,552        (6,279)
 Net increase (decrease) in net assets
  resulting from operations                                                  124,626     (339,534)         19,573        (9,474)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                     (2,818)     (24,823)           (709)         (777)
  Class 2                                                                       (315)      (9,015)         (2,605)       (2,122)
  Total dividends from net investment income                                  (3,133)     (33,838)         (3,314)       (2,899)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                          -            -               -             -
  Class 2                                                                          -            -               -             -
  Total distributions from net realized gain on
   investments                                                                     -            -               -             -
Total dividends and distributions paid
 to shareholders                                                              (3,133)     (33,838)         (3,314)       (2,899)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                    1,862       47,701           1,283        15,823
  Proceeds from reinvestment of dividends and distributions                    2,818       24,823             709           777
  Cost of shares repurchased                                                (105,923)    (346,153)         (3,115)      (15,159)
  Net increase (decrease) from Class 1 transactions                         (101,243)    (273,629)         (1,123)        1,441
 Class 2:
  Proceeds from shares sold                                                  410,780    1,637,336          30,812       298,187
  Proceeds from reinvestment of dividends and distributions                      315        9,015           2,605         2,122
  Cost of shares repurchased                                                (247,867)  (1,527,470)        (19,147)     (282,801)
  Net increase (decrease) from Class 2 transactions                          163,228      118,881          14,270        17,508
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  61,985     (154,748)         13,147        18,949

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      183,478     (528,120)         29,406         6,576

NET ASSETS:
Beginning of period                                                        1,871,976    2,400,096         159,093       152,517
End of period                                                             $2,055,454   $1,871,976        $188,499     $ 159,093
Undistributed (distributions in excess of)
 net investment income                                                       $14,464        $(315)         $1,083        $2,544

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                    183        4,022             141         1,602
  Shares issued on reinvestment of dividends and distributions                   261        2,373              74            83
  Shares repurchased                                                         (10,715)     (31,122)           (356)       (1,614)
  Net increase (decrease) in shares outstanding                              (10,271)     (24,727)           (141)           71
 Class 2:
  Shares sold                                                                 41,391      146,437           3,442        31,801
  Shares issued on reinvestment of dividends and distributions                    29          875             271           226
  Shares repurchased                                                         (25,272)    (136,433)         (2,159)      (30,086)
  Net increase (decrease) in shares outstanding                               16,148       10,879           1,554         1,941

(1) Unaudited.

See Notes to Financial Statements


                                                                    Blue Chip Income and Growth Fund         Growth-Income Fund
                                                                         Six months      Year ended      Six months    Year ended
                                                                      ended June 30,    December 31,  ended June 30,  December 31,
                                                                            2003 (1)           2002         2003 (1)         2002
OPERATIONS:
Net investment income (loss)                                                $ 5,166         $ 5,608        $ 56,770     $ 107,409
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                              (6,710)         (5,736)       (172,597)       (1,040)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                           88,891         (82,437)      1,151,188    (1,759,090)
 Net increase (decrease) in net assets
  resulting from operations                                                  87,347         (82,565)      1,035,361    (1,652,721)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                         -            (731)        (14,318)      (46,371)
  Class 2                                                                         -          (4,919)         (9,688)      (37,421)
  Total dividends from net investment income                                      -          (5,650)        (24,006)      (83,792)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                         -               -               -             -
  Class 2                                                                         -               -               -             -
  Total distributions from net realized gain on
   investments                                                                    -               -               -             -
Total dividends and distributions paid
 to shareholders                                                                  -          (5,650)        (24,006)      (83,792)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                  15,622          36,948           5,895        20,166
  Proceeds from reinvestment of dividends and distributions                       -             731          14,318        46,371
  Cost of shares repurchased                                                 (3,578)        (16,264)       (268,138)     (768,415)
  Net increase (decrease) from Class 1 transactions                          12,044          21,415        (247,925)     (701,878)
 Class 2:
  Proceeds from shares sold                                                 352,263         388,357         925,853     1,352,002
  Proceeds from reinvestment of dividends and distributions                       -           4,919           9,688        37,421
  Cost of shares repurchased                                                 (3,031)         (6,269)        (49,962)     (192,299)
  Net increase (decrease) from Class 2 transactions                         349,232         387,007         885,579     1,197,124
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                361,276         408,422         637,654       495,246

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     448,623         320,207       1,649,009    (1,241,267)

NET ASSETS:
Beginning of period                                                         479,878         159,671       7,373,448     8,614,715
End of period                                                              $928,501        $479,878      $9,022,457   $ 7,373,448
Undistributed (distributions in excess of)
 net investment income                                                       $5,165             $(1)        $56,098       $23,334

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                 2,093           4,441             218           694
  Shares issued on reinvestment of dividends and distributions                    -             101             492         1,797
  Shares repurchased                                                           (499)         (2,094)        (10,361)      (27,712)
  Net increase (decrease) in shares outstanding                               1,594           2,448          (9,651)      (25,221)
 Class 2:
  Shares sold                                                                47,570          47,771          34,635        47,358
  Shares issued on reinvestment of dividends and distributions                    -             685             334         1,457
  Shares repurchased                                                           (423)           (838)         (1,996)       (7,370)
  Net increase (decrease) in shares outstanding                              47,147          47,618          32,973        41,445

(1) Unaudited.

See Notes to Financial Statements




                                                                         Asset Allocation Fund               Bond Fund
                                                                        Six months     Year ended      Six months    Year ended
                                                                     ended June 30,   December 31,  ended June 30,  December 31,
                                                                           2003 (1)          2002        2003 (1)          2002
OPERATIONS:
Net investment income (loss)                                              $ 32,950       $ 57,343        $ 28,023       $45,067
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                              1,350        (44,140)         (1,221)      (16,665)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                         166,034       (249,438)         66,461         7,998
 Net increase (decrease) in net assets
  resulting from operations                                                200,334       (236,235)         93,263        36,400

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                   (4,762)       (20,853)         (8,856)       (8,386)
  Class 2                                                                   (6,480)       (25,444)        (36,565)      (20,697)
  Total dividends from net investment income                               (11,242)       (46,297)        (45,421)      (29,083)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                        -              -               -             -
  Class 2                                                                        -              -               -             -
  Total distributions from net realized gain on
   investments                                                                   -              -               -             -
Total dividends and distributions paid
 to shareholders                                                           (11,242)       (46,297)        (45,421)      (29,083)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                  5,517         22,833          17,121        50,951
  Proceeds from reinvestment of dividends and distributions                  4,762         20,853           8,856         8,386
  Cost of shares repurchased                                               (37,771)      (120,247)        (15,268)      (36,190)
  Net increase (decrease) from Class 1 transactions                        (27,492)       (76,561)         10,709        23,147
 Class 2:
  Proceeds from shares sold                                                373,520        482,358         277,059       339,972
  Proceeds from reinvestment of dividends and distributions                  6,480         25,444          36,565        20,697
  Cost of shares repurchased                                               (14,769)       (37,169)         (9,851)      (18,768)
  Net increase (decrease) from Class 2 transactions                        365,231        470,633         303,773       341,901
 Net increase (decrease) in net assets resulting from
  capital share transactions                                               337,739        394,072         314,482       365,048

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    526,831        111,540         362,324       372,365

NET ASSETS:
Beginning of period                                                      1,853,161      1,741,621         914,890       542,525
End of period                                                           $2,379,992     $1,853,161      $1,277,214      $914,890
Undistributed (distributions in excess of)
 net investment income                                                     $32,537        $10,829         $27,051       $44,449

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                  441          1,713           1,594         5,076
  Shares issued on reinvestment of dividends and distributions                 355          1,705             806           839
  Shares repurchased                                                        (3,059)        (9,051)         (1,392)       (3,555)
  Net increase (decrease) in shares outstanding                             (2,263)        (5,633)          1,008         2,360
 Class 2:
  Shares sold                                                               29,814         36,311          25,639        33,543
  Shares issued on reinvestment of dividends and distributions                 485          2,091           3,349         2,078
  Shares repurchased                                                        (1,222)        (2,897)           (908)       (1,864)
  Net increase (decrease) in shares outstanding                             29,077         35,505          28,080        33,757

(1) Unaudited.

See Notes to Financial Statements




                                                                                                             U.S. Government/
                                                                          High-Income Bond Fund         AAA-Rated Securities Fund
                                                                          Six months    Year ended      Six months      Year ended
                                                                       ended June 30,  December 31,  ended June 30,    December 31,
                                                                             2003 (1)         2002         2003 (1)           2002
OPERATIONS:
Net investment income (loss)                                                 $24,416       $48,835         $15,152        $ 27,809
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                               (1,050)      (55,818)          6,435           2,910
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            72,667        (5,040)             27          25,400
 Net increase (decrease) in net assets
  resulting from operations                                                   96,033       (12,023)         21,614          56,119

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                    (30,181)      (35,097)        (17,176)        (18,187)
  Class 2                                                                    (18,769)      (16,126)        (10,668)         (8,137)
  Total dividends from net investment income                                 (48,950)      (51,223)        (27,844)        (26,324)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                          -             -               -               -
  Class 2                                                                          -             -               -               -
  Total distributions from net realized gain on
   investments                                                                     -             -               -               -
Total dividends and distributions paid
 to shareholders                                                             (48,950)      (51,223)        (27,844)        (26,324)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                   27,993        22,929          22,381         164,863
  Proceeds from reinvestment of dividends and distributions                   30,181        35,097          17,176          18,187
  Cost of shares repurchased                                                 (21,587)      (81,442)        (63,820)        (72,321)
  Net increase (decrease) from Class 1 transactions                           36,587       (23,416)        (24,263)        110,729
 Class 2:
  Proceeds from shares sold                                                   43,079        49,450          50,482         249,288
  Proceeds from reinvestment of dividends and distributions                   18,769        16,126          10,668           8,137
  Cost of shares repurchased                                                  (5,955)      (19,699)        (28,524)       (116,117)
  Net increase (decrease) from Class 2 transactions                           55,893        45,877          32,626         141,308
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  92,480        22,461           8,363         252,037

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      139,563       (40,785)          2,133         281,832

NET ASSETS:
Beginning of period                                                          518,323       559,108         804,723         522,891
End of period                                                               $657,886      $518,323        $806,856       $ 804,723
Undistributed (distributions in excess of)
 net investment income                                                       $22,354       $46,888         $14,984         $27,676

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                  2,425         2,194           1,799          13,743
  Shares issued on reinvestment of dividends and distributions                 2,648         3,563           1,397           1,550
  Shares repurchased                                                          (1,871)       (7,863)         (5,093)         (5,986)
  Net increase (decrease) in shares outstanding                                3,202        (2,106)         (1,897)          9,307
 Class 2:
  Shares sold                                                                  3,783         4,635           4,070          20,773
  Shares issued on reinvestment of dividends and distributions                 1,654         1,642             872             696
  Shares repurchased                                                            (522)       (1,935)         (2,285)         (9,687)
  Net increase (decrease) in shares outstanding                                4,915         4,342           2,657          11,782

(1) Unaudited.

See Notes to Financial Statements





                                                                                           Cash Management Fund
                                                                                        Six months      Year ended
                                                                                     ended June 30,    December 31,
                                                                                           2003 (1)           2002
OPERATIONS:
Net investment income (loss)                                                               $ 1,008         $ 3,760
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                                  1              (2)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                              (1)              -
 Net increase (decrease) in net assets
  resulting from operations                                                                  1,008           3,758

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                                   (2,307)         (5,923)
  Class 2                                                                                   (1,435)         (4,462)
  Total dividends from net investment income                                                (3,742)        (10,385)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                                        -             (16)
  Class 2                                                                                        -             (12)
  Total distributions from net realized gain on
   investments                                                                                   -             (28)
Total dividends and distributions paid
 to shareholders                                                                            (3,742)        (10,413)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                                 21,445         150,300
  Proceeds from reinvestment of dividends and distributions                                  2,307           5,939
  Cost of shares repurchased                                                               (74,979)       (167,545)
  Net increase (decrease) from Class 1 transactions                                        (51,227)        (11,306)
 Class 2:
  Proceeds from shares sold                                                                140,992         996,887
  Proceeds from reinvestment of dividends and distributions                                  1,435           4,474
  Cost of shares repurchased                                                              (158,281)       (992,719)
  Net increase (decrease) from Class 2 transactions                                        (15,854)          8,642
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                               (67,081)         (2,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    (69,815)         (9,319)

NET ASSETS:
Beginning of period                                                                        336,163         345,482
End of period                                                                            $ 266,348       $ 336,163
Undistributed (distributions in excess of)
 net investment income                                                                        $950          $3,684

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                                1,920          13,366
  Shares issued on reinvestment of dividends and distributions                                 209             535
  Shares repurchased                                                                        (6,701)        (14,815)
  Net increase (decrease) in shares outstanding                                             (4,572)           (914)
 Class 2:
  Shares sold                                                                               12,664          88,127
  Shares issued on reinvestment of dividends and distributions                                 130             404
  Shares repurchased                                                                       (14,212)        (87,799)
  Net increase (decrease) in shares outstanding                                             (1,418)            732

(1) Unaudited.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

GLOBAL DISCOVERY FUND - Long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy.

GLOBAL GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies located around the world.

GLOBAL SMALL CAPITALIZATION FUND - Long -term growth of capital by investing primarily in stocks of smaller companies Fund located around the world.

GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

INTERNATIONAL FUND - Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

NEW WORLD FUND - Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

BLUE CHIP INCOME AND GROWTH FUND - To produce income exceeding the average yield on U.S. Stocks and to prive an opportunity for growth of principal.

GROWTH-INCOME FUND - Growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

ASSET ALLOCATION FUND - High total return (including income and capital gains) consistent with long-term preservation of capital.

BOND FUND - As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

HIGH-INCOME BOND FUND - High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND - A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

CASH MANAGEMENT FUND - High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two share classes (1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.


         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between Classes 1 and 2 based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.


         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


         FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

         SECURITIES LENDING - The series may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When a fund in the series lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.



2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.


TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS


The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at June 30, 2003. These amounts may be used to offset capital gains realized in the current year or in subsequent years expiring December 31, 2004, through December 31, 2010, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of June 30, 2003, are as follows:

                                                                    (dollars in
                                                                      thousands)




                                             Global     Global   Global Small                                New   Blue Chip
                                           Discovery    Growth Capitalization     Growth  International    World  Income and
                                               Fund       Fund           Fund       Fund           Fund     Fund Growth Fund
------------------------------------------------------------------------------------------------------------------------------






Undistributed (distributions in
 excess of) net investment income
 and currency gains (losses)                   $ 67    $ 3,511     $ (1,287)    $ 10,306       $ 17,903  $ 1,804     $ 5,167
Accumulated short-term capital
 losses                                      (1,338)  (154,412)    (160,892)  (1,091,032)      (262,299) (21,490)     (8,633)
Undistributed (accumulated)
 long-term  capital                            (618)   (49,738)     (10,473)     (57,489)      (126,670)  (9,788)     (2,988)
Gross unrealized appreciation on
 investment securities                        2,394    102,364       89,242    1,572,326        279,643   24,074      57,962
Gross unrealized depreciation on
 investment securities                       (2,143)  (112,303)     (63,615)    (724,834)      (328,655) (13,390)    (51,372)
Cost of portfolio securities and
 cash denominated in non-U.S.
 currencies, excluding forward
 currency contracts                          25,173    895,075      481,346    7,165,319      2,112,534  176,916     937,932

Capital loss carryforward expires in:
2010                                          $ 737   $ 56,984     $ 52,175    $ 844,401      $ 121,367  $ 4,880     $ 3,625
2009                                            100    101,126       94,473      257,703        147,937   16,564       1,001
2008                                              -          -            -            -              -        -           -
2007                                              -          -            -            -              -        -           -
2006                                              -          -            -            -              -        -           -
2004                                              -          -            -            -              -        -           -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
                                              $ 837  $ 158,110     $146,648  $ 1,102,104      $ 269,304 $ 21,444     $ 4,626
                                           ===================================================================================




                                                                                                       U.S.
                                                                                                Government/
                                                   Growth-        Asset             High-Income   AAA-Rated         Cash
                                                    Income   Allocation       Bond         Bond  Securities   Management
                                                      Fund         Fund       Fund         Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------






Undistributed (distributions in
 excess of) net investment income
 and currency gains (losses)                      $ 56,445     $ 32,659   $ 28,077     $ 24,077    $ 15,815        $ 966
Accumulated short-term capital
 losses                                            (50,275)     (50,244)   (17,173)    (123,283)    (12,203)          (1)
Undistributed (accumulated)
 long-term  capital                               (225,713)      (5,689)    (5,818)     (10,991)      3,733            -
Gross unrealized appreciation on
 investment securities                           1,226,706      216,401     84,545       64,946      33,246            -
Gross unrealized depreciation on
 investment securities                            (945,798)    (157,157)   (26,125)     (82,774)     (1,040)          (1)
Cost of portfolio securities and
 cash denominated in non-U.S.
 currencies, excluding forward
 currency contracts                              8,724,791    2,323,664  1,206,871      658,028     837,388      262,761


 Capital loss carryforward expires in:
2010                                                   $ -     $ 28,538   $ 11,748     $ 50,900         $ -          $ 2
2009                                                18,842       14,729        534       54,476           -            -
2008                                                     -            -      2,909            -       4,040            -
2007                                                     -            -        154          973         737            -
2006                                                     -            -      1,346       11,417       3,594            -
2004                                                     -            -          -            -       5,734            -
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                  $ 18,842     $ 43,267   $ 16,691    $ 117,766    $ 14,105          $ 2
                                                ===========================================================================



4. FEES AND TRANSACTIONS WITH RELATED PARTIES


Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors, Inc. ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

INVESTMENT ADVISORY SERVICES - The aggregate fee of $48,249,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase. The range of rates and asset levels and the current annualized rates of average net assets are as follows:



                                                                 Rates            Net Asset Level (in billions)
                                              --------------------------------------------------------------    Annualized rates
                                                                                                                     for the six
                                                      Beginning            Ending                 In excess         months ended
Fund                                                       with              with       Up to            of        June 30, 2003
---------------------------------------------------------------------------------------------------------------------------------

Global Discovery                                           .580 %                         all                          .58%
Global Growth                                              .690              .530 %      $ .6         $ 1.2            .67
Global Small Capitalization                                .800              .740          .6            .6            .80
Growth                                                     .500              .300          .6          13.0            .38
International                                              .690              .450          .5          10.5            .58
New World                                                  .850                           all                          .85
Blue Chip Income and Growth                                .500                           all                          .50
Growth-Income                                              .500              .242          .6          10.5            .34
Asset Allocation                                           .500              .320          .6           2.0            .42
Bond                                                       .480              .400          .6           1.0            .46
High-Income Bond                                           .500              .450          .6           1.0            .50
U.S. Government/AAA-Rated Securities                       .460              .360          .6           1.0            .44
Cash Management                                            .500              .380          .1            .4            .45



DISTRIBUTION SERVICES - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the six months ended June 30, 2003, distribution expenses under the plan for the series aggregated $15,790,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT SERVICES - The aggregate fee of $26,000 was incurred during the six months ended June 30, 2003, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.


DEFERRED TRUSTEES'COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED TRUSTEES AND OFFICERS - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or Trustees received any compensation directly from the series.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the six months ended June 30, 2003, custodian fees for the series aggregated $922,000, which includes $20,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2003, Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


(dollars in
thousands)
                                              Contract amount              U.S. valuation
                                                                                     Unrealized
Non-U.S. currency sale contracts            Non-U.S.           U.S.       Amount   depreciation
------------------------------------------------------------------------------------------------

Euro, expiring 8/5 - 9/10/03              Euro  851           $942         $959           $(17)



The following table presents additional information as of the six months ended June 30, 2003 (dollars in thousands):


                                                                   (dollars in
                                                                     thousands)
                                                ------------------------------------------------------------------------------------


                                                  Global    Global   Global Small                                New    Blue Chip
                                                Discover    Growth Capitalization      Growth International    World   Income and
                                                    Fund      Fund           Fund        Fund          Fund     Fund  Growth Fund
------------------------------------------------------------------------------------------------------------------------------------



For the six months
 ended June 30, 2003
 Purchases of investment
  securities (1)                                 $ 4,895 $ 136,757      $7140,945 $ 1,542,933     $ 353,444 $ 36,742    $ 354,135
 Sales of investment
  securities (1)                                   1,505   101,325        126,419   1,225,022       339,263   16,765       32,183
 Non-U.S taxes withheld on
  dividend income                                      4       717            151         649         3,024      150            -
 Non-U.S taxes paid (refunded) on realized gains       -       277            (44)          -             -      174            -
 Non-U.S taxes provided on unrealized gains            -         -            278           -             -      283            -
 Restricted securities
  as of June 30, 2003: (2)
   Market value                                    2,065    56,452         23,635     292,934        84,856   12,136       47,567
   Percent of net assets                              8%        6%             5%          4%            4%       6%           5%




                                                           --------------------------------------------------------------------
                                                                                                                U.S.
                                                                                                          Government/
                                                             Growth-       Asset            High-Income    AAA-Rated        Cash
                                                              Income  Allocation       Bond        Bond   Securities  Management
                                                                Fund        Fund       Fund        Fund         Fund        Fund
                                                           --------------------------------------------------------------------



For the six months
 ended June 30, 2003
 Purchases of investment
  securities (1)                                         $ 1,005,884   $ 608,098  $ 209,038   $ 169,092    $ 328,611 $ 1,580,550
 Sales of investment
  securities (1)                                             725,742     236,865    101,568     127,182      261,552   1,656,948
 Non-U.S taxes withheld on
  dividend income                                                814         320          -           -            -           -
 Non-U.S taxes paid (refunded) on realized gains                   -           -          -           -            -           -
 Non-U.S taxes provided on unrealized gains                        -           -          -           -            -           -
 Restricted securities
  as of June 30, 2003: (2)
   Market value                                              419,226     192,037    204,988     141,183       64,785      71,809
   Percent of net assets                                          5%          8%        16%         21%           8%         27%


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Resale of restricted securities may be limited to qualified buyers or otherwise restricted. These securities include restricted short-term notes, which in practice are as liquid as unrestricted securities in the portfolio. These securities are identified in the investment portfolio.



FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from
                                                                            investment operations (2)

                                                                                               Net
                                                       Net asset                     gains (losses)
                                                          value,           Net       on securities      Total from
Period                                                 beginning    investment      (both realized      investment
Ended                                                  of period  income (loss)     and unrealized)     operations

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                    $7.26          $.03               $1.13           $1.16
12/31/02                                                    9.30           .06               (2.05)          (1.99)
12/31/01                                                   10.00           .04               (0.70)          (0.66)
Class 2
6/30/03                                                     7.25           .02                1.13            1.15
12/31/02                                                    9.30           .04               (2.05)          (2.01)
12/31/01                                                   10.00           .02               (0.69)          (0.67)
GLOBAL GROWTH FUND
Class 1
6/30/03                                                   $11.35          $.07               $1.17           $1.24
12/31/02                                                   13.42           .09               (2.02)          (1.93)
12/31/01                                                   17.25           .18               (2.50)          (2.32)
12/31/00                                                   21.42           .20               (4.15)          (3.95)
12/31/99                                                   18.99           .01                3.43            3.44
11/30/99                                                   13.02           .14                6.39            6.53
11/30/98                                                   10.62           .13                2.43            2.56
Class 2
6/30/03                                                    11.32           .06                1.15            1.21
12/31/02                                                   13.38           .06               (2.01)          (1.95)
12/31/01                                                   17.21           .13               (2.49)          (2.36)
12/31/00                                                   21.41           .15               (4.13)          (3.98)
12/31/99                                                   18.98           .01                3.42            3.43
11/30/99                                                   13.02           .11                6.37            6.48
11/30/98                                                   10.61           .10                2.44            2.54
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                    $9.27          $.01               $1.70           $1.71
12/31/02                                                   11.52             -  (7)          (2.15)          (2.15)
12/31/01                                                   14.28           .03               (1.81)          (1.78)
12/31/00                                                   17.37           .09               (2.81)          (2.72)
12/31/99                                                   17.16             -  (7)           1.92            1.92
11/30/99                                                    9.11           .06                8.20            8.26
11/30/98                                                   10.00           .07                (.92)           (.85)
Class 2
6/30/03                                                     9.23             -  (7)           1.69            1.69
12/31/02                                                   11.48          (.02)              (2.15)          (2.17)
12/31/01                                                   14.24             -  (7)          (1.80)          (1.80)
12/31/00                                                   17.36           .04               (2.80)          (2.76)
12/31/99                                                   17.14             -  (7)           1.92            1.92
11/30/99                                                    9.10           .04                8.19            8.23
11/30/98                                                   10.00           .04                (.91)           (.87)
GROWTH FUND
Class 1
6/30/03                                                   $33.47          $.07               $6.11           $6.18
12/31/02                                                   44.30           .12              (10.87)         (10.75)
12/31/01                                                   73.51           .18              (11.99)         (11.81)
12/31/00                                                   70.62           .41                2.97            3.38
12/31/99                                                   72.12           .01                9.64            9.65
11/30/99                                                   54.91           .11               25.35           25.46
11/30/98                                                   50.12           .19               10.91           11.10
Class 2
6/30/03                                                    33.29           .03                6.07            6.10
12/31/02                                                   44.09           .03              (10.82)         (10.79)
12/31/01                                                   73.28           .04              (11.94)         (11.90)
12/31/00                                                   70.57           .25                2.95            3.20
12/31/99                                                   72.04             -  (7)           9.63            9.63
11/30/99                                                   54.88          (.02)              25.33           25.31
11/30/98                                                   50.09           .08               10.90           10.98
INTERNATIONAL FUND
Class 1
6/30/03                                                   $10.07          $.10                $.57            $.67
12/31/02                                                   12.02           .15               (1.90)          (1.75)
12/31/01                                                   20.59           .22               (3.79)          (3.57)
12/31/00                                                   26.74           .18               (5.90)          (5.72)
12/31/99                                                   25.08           .01                4.34            4.35
11/30/99                                                   16.57           .25                8.87            9.12
11/30/98                                                   16.07           .22                2.21            2.43
Class 2
6/30/03                                                    10.05           .09                 .56             .65
12/31/02                                                   11.97           .12               (1.89)          (1.77)
12/31/01                                                   20.54           .15               (3.76)          (3.61)
12/31/00                                                   26.73           .13               (5.89)          (5.76)
12/31/99                                                   25.07           .01                4.33            4.34
11/30/99                                                   16.56           .10                8.98            9.08
11/30/98                                                   16.06           .20                2.19            2.39
NEW WORLD FUND (9)
Class 1
6/30/03                                                    $8.76          $.11                $.95           $1.06
12/31/02                                                    9.44           .20                (.70)           (.50)
12/31/01                                                    9.85           .24                (.63)           (.39)
12/31/00                                                   11.77           .24               (1.70)          (1.46)
12/31/99                                                   10.56           .01                1.25            1.26
11/30/99                                                   10.00           .07                 .51             .58
Class 2
6/30/03                                                     8.73           .10                 .94            1.04
12/31/02                                                    9.41           .18                (.70)           (.52)
12/31/01                                                    9.84           .21                (.62)           (.41)
12/31/00                                                   11.77           .20               (1.69)          (1.49)
12/31/99                                                   10.55           .02                1.25            1.27
11/30/99                                                   10.00           .06                 .51             .57
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                    $7.17          $.07                $.81            $.88
12/31/02                                                    9.43           .16               (2.32)          (2.16)
12/31/01                                                   10.00           .09                (.61)           (.52)
Class 2
6/30/03                                                     7.16           .06                 .80             .86
12/31/02                                                    9.41           .14               (2.30)          (2.16)
12/31/01                                                   10.00           .08                (.63)           (.55)
GROWTH-INCOME FUND
Class 1
6/30/03                                                   $25.63          $.21               $3.29           $3.50
12/31/02                                                   31.70           .41               (6.16)          (5.75)
12/31/01                                                   35.23           .51                 .49            1.00
12/31/00                                                   33.08           .72                1.98            2.70
12/31/99                                                   38.70           .06                 .88             .94
11/30/99                                                   40.73           .69                3.94            4.63
11/30/98                                                   39.97           .67                4.60            5.27
Class 2
6/30/03                                                    25.52           .18                3.26            3.44
12/31/02                                                   31.58           .35               (6.14)          (5.79)
12/31/01                                                   35.13           .41                 .52             .93
12/31/00                                                   33.07           .65                1.96            2.61
12/31/99                                                   38.67           .07                 .87             .94
11/30/99                                                   40.70           .59                3.94            4.53
11/30/98                                                   39.94           .58                4.60            5.18
ASSET ALLOCATION FUND
Class 1
6/30/03                                                   $12.23          $.22                $.99           $1.21
12/31/02                                                   14.30           .45               (2.19)          (1.74)
12/31/01                                                   15.71           .49                (.37)            .12
12/31/00                                                   15.07           .56                 .13             .69
12/31/99                                                   16.03           .05                 .15             .20
11/30/99                                                   16.57           .58                 .60            1.18
11/30/98                                                   16.16           .58                1.27            1.85
Class 2
6/30/03                                                    12.18           .20                 .98            1.18
12/31/02                                                   14.25           .42               (2.18)          (1.76)
12/31/01                                                   15.67           .45                (.36)            .09
12/31/00                                                   15.06           .53                 .13             .66
12/31/99                                                   16.02           .05                 .14             .19
11/30/99                                                   16.56           .53                 .61            1.14
11/30/98                                                   16.15           .53                1.28            1.81
BOND FUND
Class 1
6/30/03                                                   $10.41          $.29                $.65            $.94
12/31/02                                                   10.44           .67                (.24)            .43
12/31/01                                                   10.18           .77                 .08             .85
12/31/00                                                    9.74           .80                (.29)            .51
12/31/99                                                    9.86           .07                (.01)            .06
11/30/99                                                   10.37           .73                (.50)            .23
11/30/98                                                   10.62           .67                (.15)            .52
Class 2
6/30/03                                                    10.36           .27                 .65             .92
12/31/02                                                   10.40           .64                (.24)            .40
12/31/01                                                   10.16           .73                 .08             .81
12/31/00                                                    9.74           .78                (.30)            .48
12/31/99                                                    9.85           .06                   -             .06
11/30/99                                                   10.36           .67                (.47)            .20
11/30/98                                                   10.61           .65                (.15)            .50
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                   $10.44          $.48               $1.39           $1.87
12/31/02                                                   11.78          1.01               (1.25)           (.24)
12/31/01                                                   12.25          1.17                (.23)            .94
12/31/00                                                   12.75          1.24               (1.63)           (.39)
12/31/99                                                   12.81           .11                 .12             .23
11/30/99                                                   13.77          1.26                (.72)            .54
11/30/98                                                   14.96          1.26               (1.04)            .22
Class 2
6/30/03                                                    10.39           .46                1.39            1.85
12/31/02                                                   11.74           .97               (1.25)           (.28)
12/31/01                                                   12.22          1.13                (.23)            .90
12/31/00                                                   12.75          1.22               (1.64)           (.42)
12/31/99                                                   12.80           .11                 .12             .23
11/30/99                                                   13.76          1.18                (.67)            .51
11/30/98                                                   14.95          1.25               (1.06)            .19
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                   $12.37          $.23                $.10            $.33
12/31/02                                                   11.87           .54                 .55            1.09
12/31/01                                                   11.73           .66                 .17             .83
12/31/00                                                   10.56           .68                 .55            1.23
12/31/99                                                   10.78           .06                (.10)           (.04)
11/30/99                                                   11.43           .69                (.67)            .02
11/30/98                                                   11.18           .68                 .26             .94
Class 2
6/30/03                                                    12.31           .22                 .09             .31
12/31/02                                                   11.83           .50                 .55            1.05
12/31/01                                                   11.70           .62                 .18             .80
12/31/00                                                   10.56           .65                 .55            1.20
12/31/99                                                   10.78           .05                (.10)           (.05)
11/30/99                                                   11.42           .65                (.64)            .01
11/30/98                                                   11.17           .68                 .24             .92
CASH MANAGEMENT FUND
Class 1
6/30/03                                                   $11.17          $.04                $  - (7)        $.04
12/31/02                                                   11.41           .14                   - (7)         .14
12/31/01                                                   11.65           .41                0.01             .42
12/31/00                                                   11.05           .65                0.01             .66
12/31/99                                                   11.13           .05                   - (7)         .05
11/30/99                                                   11.13           .49                0.02             .51
11/30/98                                                   11.13           .57                (.01)            .56
Class 2
6/30/03                                                    11.12           .03                   - (7)         .03
12/31/02                                                   11.37           .11                   - (7)         .11
12/31/01                                                   11.62           .34                 .05             .39
12/31/00                                                   11.04           .63                 .01             .64
12/31/99                                                   11.12           .05                   - (7)         .05
11/30/99                                                   11.12           .48                   - (7)         .48
11/30/98                                                   11.12           .55                (.02)            .53


See Notes to Financial Statements


                                                              Dividends and distributions


                                                         Dividends
                                                         (from net  Distributions         Total     Net asset
Period                                                  investment  (from capital dividends and     value, end     Total
Ended                                                       income)         gains)distributions     of period  return (3)

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                        $ -            $ -           $ -         $8.42      15.98   %
12/31/02                                                      (.05)             -          (.05)         7.26     (21.41)
12/31/01                                                      (.04)             -          (.04)         9.30      (6.65)
Class 2
6/30/03                                                          -              -             -          8.40      15.86
12/31/02                                                      (.04)             -          (.04)         7.25     (21.67)
12/31/01                                                      (.03)             -          (.03)         9.30      (6.71)
GLOBAL GROWTH FUND
Class 1
6/30/03                                                     $ (.08)           $ -         ($.08)       $12.51      10.89   %
12/31/02                                                      (.14)             -          (.14)        11.35     (14.46)
12/31/01                                                      (.15)         (1.36)        (1.51)        13.42     (13.99)
12/31/00                                                      (.02)          (.20)         (.22)        17.25     (18.71)
12/31/99                                                      (.11)          (.90)        (1.01)        21.42      18.53
11/30/99                                                      (.12)          (.44)         (.56)        18.99      51.90
11/30/98                                                      (.14)          (.02)         (.16)        13.02      24.26
Class 2
6/30/03                                                       (.05)             -          (.05)        12.48      10.70
12/31/02                                                      (.11)             -          (.11)        11.32     (14.64)
12/31/01                                                      (.11)         (1.36)        (1.47)        13.38     (14.22)
12/31/00                                                      (.02)          (.20)         (.22)        17.21     (18.87)
12/31/99                                                      (.10)          (.90)        (1.00)        21.41      18.47
11/30/99                                                      (.08)          (.44)         (.52)        18.98      51.45
11/30/98                                                      (.11)          (.02)         (.13)        13.02      24.06
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                     $ (.09)           $ -         ($.09)       $10.89      18.46   %
12/31/02                                                      (.10)             -          (.10)         9.27     (18.83)
12/31/01                                                      (.13)          (.85)         (.98)        11.52     (12.63)
12/31/00                                                      (.05)          (.32)         (.37)        14.28     (16.33)
12/31/99                                                      (.01)         (1.70)        (1.71)        17.37      11.70
11/30/99                                                      (.08)          (.13)         (.21)        17.16      92.15
11/30/98                                                      (.04)             -          (.04)         9.11      (8.31)
Class 2
6/30/03                                                       (.07)             -          (.07)        10.85      18.31
12/31/02                                                      (.08)             -          (.08)         9.23     (19.05)
12/31/01                                                      (.11)          (.85)         (.96)        11.48     (12.85)
12/31/00                                                      (.04)          (.32)         (.36)        14.24     (16.53)
12/31/99                                                         -          (1.70)        (1.70)        17.36      11.69
11/30/99                                                      (.06)          (.13)         (.19)        17.14      91.86
11/30/98                                                      (.03)             -          (.03)         9.10      (8.49)
GROWTH FUND
Class 1
6/30/03                                                     $ (.05)           $ -         ($.05)       $39.60      18.48   %
12/31/02                                                      (.08)             -          (.08)        33.47     (24.27)
12/31/01                                                      (.41)        (16.99)       (17.40)        44.30     (17.93)
12/31/00                                                         -           (.49)         (.49)        73.51       4.72
12/31/99                                                      (.05)        (11.10)       (11.15)        70.62      14.45
11/30/99                                                      (.14)         (8.11)        (8.25)        72.12      52.56
11/30/98                                                      (.17)         (6.14)        (6.31)        54.91      25.27
Class 2
6/30/03                                                          -              -             -         39.39      18.32
12/31/02                                                      (.01)             -          (.01)        33.29     (24.46)
12/31/01                                                      (.30)        (16.99)       (17.29)        44.09     (18.15)
12/31/00                                                         -           (.49)         (.49)        73.28       4.47
12/31/99                                                         -         (11.10)       (11.10)        70.57      14.44
11/30/99                                                      (.04)         (8.11)        (8.15)        72.04      52.22
11/30/98                                                      (.05)         (6.14)        (6.19)        54.88      24.97
INTERNATIONAL FUND
Class 1
6/30/03                                                     $ (.03)           $ -         ($.03)       $10.71       6.60   %
12/31/02                                                      (.20)             -          (.20)        10.07     (14.58)
12/31/01                                                      (.20)         (4.80)        (5.00)        12.02     (19.73)
12/31/00                                                      (.01)          (.42)         (.43)        20.59     (21.85)
12/31/99                                                      (.10)         (2.59)        (2.69)        26.74      18.18
11/30/99                                                      (.30)          (.31)         (.61)        25.08     (56.48)
11/30/98                                                      (.28)         (1.65)        (1.93)        16.57      16.93
Class 2
6/30/03                                                          -              -             -  (7)    10.70       6.51
12/31/02                                                      (.15)             -          (.15)        10.05     (14.84)
12/31/01                                                      (.16)         (4.80)        (4.96)        11.97     (19.89)
12/31/00                                                      (.01)          (.42)         (.43)        20.54     (22.06)
12/31/99                                                      (.09)         (2.59)        (2.68)        26.73      18.16
11/30/99                                                      (.26)          (.31)         (.57)        25.07      56.16
11/30/98                                                      (.24)         (1.65)        (1.89)        16.56      16.63
NEW WORLD FUND (9)
Class 1
6/30/03                                                      ($.19)           $ -         ($.19)        $9.63      12.09   %
12/31/02                                                      (.18)             -          (.18)         8.76      (5.45)
12/31/01                                                      (.02)             -          (.02)         9.44      (3.99)
12/31/00                                                      (.20)          (.26)         (.46)         9.85     (12.43)
12/31/99                                                      (.04)          (.01)         (.05)        11.77      11.88
11/30/99                                                      (.02)             -          (.02)        10.56       5.87
Class 2
6/30/03                                                       (.17)             -          (.17)         9.60      11.90
12/31/02                                                      (.16)             -          (.16)         8.73      (5.66)
12/31/01                                                      (.02)             -          (.02)         9.41      (4.19)
12/31/00                                                      (.18)          (.26)         (.44)         9.84     (12.70)
12/31/99                                                      (.04)          (.01)         (.05)        11.77      11.87
11/30/99                                                      (.02)             -          (.02)        10.55       5.71
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                        $ -              -           $ -         $8.05      12.27   %
12/31/02                                                      (.10)             -          (.10)         7.17     (22.93)
12/31/01                                                      (.05)             -          (.05)         9.43      (5.23)
Class 2
6/30/03                                                          -              -             -          8.02      12.01
12/31/02                                                      (.09)             -          (.09)         7.16     (23.07)
12/31/01                                                      (.04)             -          (.04)         9.41      (5.38)
GROWTH-INCOME FUND
Class 1
6/30/03                                                      ($.11)           $ -         ($.11)       $29.02      13.64   %
12/31/02                                                      (.32)             -          (.32)        25.63     (18.15)
12/31/01                                                      (.73)         (3.80)        (4.53)        31.70       2.78
12/31/00                                                      (.06)          (.49)         (.55)        35.23       8.24
12/31/99                                                      (.18)         (6.38)        (6.56)        33.08       3.21
11/30/99                                                      (.66)         (6.00)        (6.66)        38.70      12.86
11/30/98                                                      (.68)         (3.83)        (4.51)        40.73      14.77
Class 2
6/30/03                                                       (.06)             -          (.06)        28.90      13.46
12/31/02                                                      (.27)             -          (.27)        25.52     (18.34)
12/31/01                                                      (.68)         (3.80)        (4.48)        31.58       2.56
12/31/00                                                      (.06)          (.49)         (.55)        35.13       7.95
12/31/99                                                      (.16)         (6.38)        (6.54)        33.07       3.19
11/30/99                                                      (.56)         (6.00)        (6.56)        38.67      12.59
11/30/98                                                      (.59)         (3.83)        (4.42)        40.70      14.49
ASSET ALLOCATION FUND
Class 1
6/30/03                                                      ($.08)           $ -         ($.08)       $13.36       9.86   %
12/31/02                                                      (.33)             -          (.33)        12.23     (12.19)
12/31/01                                                      (.59)          (.94)        (1.53)        14.30        .77
12/31/00                                                      (.05)             -          (.05)        15.71       4.62
12/31/99                                                      (.14)         (1.02)        (1.16)        15.07       1.45
11/30/99                                                      (.57)         (1.15)        (1.72)        16.03       7.65
11/30/98                                                      (.57)          (.87)        (1.44)        16.57      12.32
Class 2
6/30/03                                                       (.06)             -          (.06)        13.30       9.66
12/31/02                                                      (.31)             -          (.31)        12.18     (12.38)
12/31/01                                                      (.57)          (.94)        (1.51)        14.25        .52
12/31/00                                                      (.05)             -          (.05)        15.67       4.40
12/31/99                                                      (.13)         (1.02)        (1.15)        15.06       1.42
11/30/99                                                      (.53)         (1.15)        (1.68)        16.02       7.39
11/30/98                                                      (.53)          (.87)        (1.40)        16.56      12.05
BOND FUND
Class 1
6/30/03                                                      ($.42)           $ -         ($.42)       $10.93       8.98   %
12/31/02                                                      (.46)             -          (.46)        10.41       4.26
12/31/01                                                      (.59)             -          (.59)        10.44       8.48
12/31/00                                                      (.07)             -          (.07)        10.18       5.22
12/31/99                                                      (.18)             -          (.18)         9.74        .61
11/30/99                                                      (.69)          (.05)         (.74)         9.86       2.33
11/30/98                                                      (.65)          (.12)         (.77)        10.37       5.12
Class 2
6/30/03                                                       (.40)             -          (.40)        10.88       8.89
12/31/02                                                      (.44)             -          (.44)        10.36       4.05
12/31/01                                                      (.57)             -          (.57)        10.40       8.15
12/31/00                                                      (.06)             -          (.06)        10.16       4.99
12/31/99                                                      (.17)             -          (.17)         9.74        .59
11/30/99                                                      (.66)          (.05)         (.71)         9.85       2.07
11/30/98                                                      (.63)          (.12)         (.75)        10.36       4.85
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                      ($.92)           $ -         ($.92)       $11.39      17.88   %
12/31/02                                                     (1.10)             -         (1.10)        10.44      (1.51)
12/31/01                                                     (1.41)             -         (1.41)        11.78       8.02
12/31/00                                                      (.11)             -          (.11)        12.25      (3.06)
12/31/99                                                      (.29)             -          (.29)        12.75       1.83
11/30/99                                                     (1.31)          (.19)        (1.50)        12.81       4.22
11/30/98                                                     (1.25)          (.16)        (1.41)        13.77       1.44
Class 2
6/30/03                                                       (.90)             -          (.90)        11.34      17.78
12/31/02                                                     (1.07)             -         (1.07)        10.39      (1.83)
12/31/01                                                     (1.38)             -         (1.38)        11.74       7.73
12/31/00                                                      (.11)             -          (.11)        12.22      (3.31)
12/31/99                                                      (.28)             -          (.28)        12.75       1.81
11/30/99                                                     (1.28)          (.19)        (1.47)        12.80       3.96
11/30/98                                                     (1.22)          (.16)        (1.38)        13.76       1.18
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                      ($.44)             -         ($.44)       $12.26       2.68   %
12/31/02                                                      (.59)             -          (.59)        12.37       9.45
12/31/01                                                      (.69)             -          (.69)        11.87       7.24
12/31/00                                                      (.06)             -          (.06)        11.73      11.69
12/31/99                                                      (.18)             -          (.18)        10.56       (.41)
11/30/99                                                      (.67)             -          (.67)        10.78        .24
11/30/98                                                      (.69)             -          (.69)        11.43       8.72
Class 2
6/30/03                                                      ($.42)             -         ($.42)        12.20       2.53
12/31/02                                                      (.57)             -          (.57)        12.31       9.15
12/31/01                                                      (.67)             -          (.67)        11.83       7.02
12/31/00                                                      (.06)             -          (.06)        11.70      11.39
12/31/99                                                      (.17)             -          (.17)        10.56       (.43)
11/30/99                                                      (.65)             -          (.65)        10.78        .08
11/30/98                                                      (.67)             -          (.67)        11.42       8.46
CASH MANAGEMENT FUND
Class 1
6/30/03                                                     $ (.17)             -         ($.17)       $11.04        .39   %
12/31/02                                                      (.38)             -          (.38)        11.17       1.24
12/31/01                                                      (.66)             -          (.66)        11.41       3.66
12/31/00                                                      (.06)             -          (.06)        11.65       6.04
12/31/99                                                      (.13)             -          (.13)        11.05        .46
11/30/99                                                      (.51)             -          (.51)        11.13       4.73
11/30/98                                                      (.56)             -          (.56)        11.13       5.17
Class 2
6/30/03                                                       (.14)             -         ($.14)        11.01        .29
12/31/02                                                      (.36)             -          (.36)        11.12       1.00
12/31/01                                                      (.64)             -          (.64)        11.37       3.43
12/31/00                                                      (.06)             -          (.06)        11.62       5.83
12/31/99                                                      (.13)             -          (.13)        11.04        .43
11/30/99                                                      (.48)             -          (.48)        11.12       4.47
11/30/98                                                      (.53)             -          (.53)        11.12       4.92


See Notes to Financial Statements





                                                                           Ratio of                  Ratio of
                                                           Net assets,     expenses          net income (loss)       Portfolio
Period                                                   end of period   to average                to average         turnover
Ended                                                     (in millions)  net assets                net assets             rate

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                            $12          .61   %  (5)              .81  %  (5)        9  %
12/31/02                                                            10          .61                       .69               25
12/31/01                                                            12          .31                       .42                4
Class 2
6/30/03                                                             13          .86      (5)              .58     (5)        9
12/31/02                                                             9          .86                       .48               25
12/31/01                                                             4          .42                       .21                4
GLOBAL GROWTH FUND
Class 1
6/30/03                                                           $154          .71   %  (5)             1.21  %  (5)       15  %
12/31/02                                                           152          .71                       .73               30
12/31/01                                                           215          .70                      1.24               38
12/31/00                                                           317          .70                       .97               41
12/31/99                                                           327          .06                       .06                3
11/30/99                                                           272          .72                      1.01               26
11/30/98                                                           132          .75                      1.14               26
Class 2
6/30/03                                                            730          .96      (5)              .99     (5)       15
12/31/02                                                           592          .96                       .48               30
12/31/01                                                           600          .95                       .88               38
12/31/00                                                           562          .95                       .73               41
12/31/99                                                           399          .08                       .04                3
11/30/99                                                           316          .96                       .77               26
11/30/98                                                           124         1.00                       .87               26
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                           $120          .84   %  (5)              .14  %  (5)       33  %
12/31/02                                                           108          .84                       .04               66
12/31/01                                                           149          .83                       .21               65
12/31/00                                                           213          .86                       .52               62
12/31/99                                                           178          .07                       .00     (8)        7
11/30/99                                                           150          .82                       .53               81
11/30/98                                                            55          .51                       .86               28
Class 2
6/30/03                                                            380         1.09      (5)             (.10)    (5)       33
12/31/02                                                           290         1.09                      (.20)              66
12/31/01                                                           274         1.08                      (.05)              65
12/31/00                                                           234         1.11                       .25               62
12/31/99                                                           111          .09                      (.02)               7
11/30/99                                                            88         1.06                       .25               81
11/30/98                                                            17          .64                       .63               28
GROWTH FUND
Class 1
6/30/03                                                         $3,521          .40   %  (5)              .44  %  (5)       20  %
12/31/02                                                         3,195          .40                       .30               34
12/31/01                                                         5,207          .38                       .34               31
12/31/00                                                         7,677          .38                       .53               48
12/31/99                                                         8,224          .03                       .01                3
11/30/99                                                         7,270          .39                       .19               37
11/30/98                                                         5,313          .41                       .38               50
Class 2
6/30/03                                                          4,479          .65      (5)              .20     (5)       20
12/31/02                                                         3,009          .65                       .07               34
12/31/01                                                         2,937          .63                       .07               31
12/31/00                                                         2,356          .63                       .33               48
12/31/99                                                         1,149          .05                      (.01)               3
11/30/99                                                           937          .64                      (.06)              37
11/30/98                                                           310          .66                       .15               50
INTERNATIONAL FUND
Class 1
6/30/03                                                         $1,205          .64   %  (5)             2.01  %  (5)       20  %
12/31/02                                                         1,236          .63                      1.35               30
12/31/01                                                         1,772          .61                      1.41               40
12/31/00                                                         2,750          .59                       .72               42
12/31/99                                                         4,113          .05                       .03                1
11/30/99                                                         3,526          .61                      1.18               42
11/30/98                                                         2,593          .66                      1.36               34
Class 2
6/30/03                                                            850          .89      (5)             1.83     (5)       20
12/31/02                                                           636          .88                      1.05               30
12/31/01                                                           628          .86                      1.04               40
12/31/00                                                           581          .84                       .50               42
12/31/99                                                           391          .07                       .01                1
11/30/99                                                           311          .85                       .84               42
11/30/98                                                           126          .91                      1.03               34
NEW WORLD FUND (9)
Class 1
6/30/03                                                            $37          .93   %  (5)             2.43  %  (5)       12  %
12/31/02                                                            35          .91                      2.14               22
12/31/01                                                            37          .91                      2.54               31
12/31/00                                                            45          .92                      2.14               43
12/31/99                                                            45          .08                       .18                3
11/30/99                                                            37          .43                      1.02                1
Class 2
6/30/03                                                            151         1.18      (5)             2.21     (5)       12
12/31/02                                                           124         1.16                      1.89               22
12/31/01                                                           116         1.16                      2.25               31
12/31/00                                                           102         1.17                      1.83               43
12/31/99                                                            38          .10                       .16                3
11/30/99                                                            28          .57                       .95                1
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                            $74          .52   %  (5)             1.83  %  (5)        5  %
12/31/02                                                            54          .52                      1.89                8
12/31/01                                                            49          .25                       .93               12
Class 2
6/30/03                                                            855          .77      (5)             1.59     (5)        5
12/31/02                                                           426          .77                      1.76                8
12/31/01                                                           111          .37                       .82               12
GROWTH-INCOME FUND
Class 1
6/30/03                                                         $3,955          .36   %  (5)             1.59  %  (5)       11  %
12/31/02                                                         3,741          .35                      1.43               26
12/31/01                                                         5,428          .35                      1.53               34
12/31/00                                                         6,022          .35                      2.16               47
12/31/99                                                         6,632          .03                       .18                3
11/30/99                                                         6,537          .35                      1.75               41
11/30/98                                                         6,704          .36                      1.74               43
Class 2
6/30/03                                                          5,067          .61      (5)             1.35     (5)       11
12/31/02                                                         3,632          .60                      1.22               26
12/31/01                                                         3,187          .60                      1.25               34
12/31/00                                                         1,972          .60                      1.92               47
12/31/99                                                         1,203          .05                       .16                3
11/30/99                                                         1,109          .60                      1.50               41
11/30/98                                                           564          .61                      1.02               43
ASSET ALLOCATION FUND
Class 1
6/30/03                                                           $840          .44   %  (5)             3.46  %  (5)       13  %
12/31/02                                                           797          .45                      3.31               25
12/31/01                                                         1,012          .45                      3.30               32
12/31/00                                                         1,136          .45                      3.77               32
12/31/99                                                         1,387          .04                       .31                1
11/30/99                                                         1,394          .44                      3.50               36
11/30/98                                                         1,497          .45                      3.63               28
Class 2
6/30/03                                                          1,540          .69      (5)             3.20     (5)       13
12/31/02                                                         1,056          .70                      3.11               25
12/31/01                                                           730          .70                      3.03               32
12/31/00                                                           453          .70                      3.53               32
12/31/99                                                           341          .06                       .29                1
11/30/99                                                           321          .69                      3.24               36
11/30/98                                                           173          .70                      3.39               28
BOND FUND
Class 1
6/30/03                                                           $240          .48   %  (5)             5.40  %  (5)       11  %
12/31/02                                                           218          .49                      6.60               29
12/31/01                                                           194          .49                      7.38               59
12/31/00                                                           151          .51                      8.03               55
12/31/99                                                           169          .05                       .65                5
11/30/99                                                           173          .53                      7.17               38
11/30/98                                                           186          .54                      6.89               62
Class 2
6/30/03                                                          1,037          .73      (5)             5.11     (5)       11
12/31/02                                                           697          .74                      6.34               29
12/31/01                                                           349          .74                      7.06               59
12/31/00                                                           144          .76                      7.87               55
12/31/99                                                            85          .07                       .63                5
11/30/99                                                            80          .78                      6.94               38
11/30/98                                                            45          .78                      6.62               62
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                           $402          .52   %  (5)             8.52  %  (5)       25  %
12/31/02                                                           335          .52                      9.55               45
12/31/01                                                           403          .51                      9.60               42
12/31/00                                                           436          .52                      9.87               50
12/31/99                                                           586          .04                       .79                1
11/30/99                                                           589          .51                      9.13               31
11/30/98                                                           715          .51                      8.66               66
Class 2
6/30/03                                                            256          .77      (5)             8.25     (5)       25
12/31/02                                                           183          .77                      9.28               45
12/31/01                                                           156          .76                      9.37               42
12/31/00                                                           117          .77                      9.76               50
12/31/99                                                            99          .07                       .77                1
11/30/99                                                            95          .76                      8.86               31
11/30/98                                                            68          .76                      8.60               66
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                           $489          .46   %  (5)             3.80  %  (5)       33  %
12/31/02                                                           517          .47                      4.45               53
12/31/01                                                           386          .47                      5.58               84
12/31/00                                                           362          .49                      6.16               54
12/31/99                                                           421          .05                       .52                2
11/30/99                                                           431          .52                      6.06               58
11/30/98                                                           537          .51                      6.11               89
Class 2
6/30/03                                                           $318          .71      (5)             3.54     (5)       33
12/31/02                                                           288          .72                      4.14               53
12/31/01                                                           137          .72                      5.27               84
12/31/00                                                            70          .74                      5.89               54
12/31/99                                                            48          .07                       .51                2
11/30/99                                                            47          .77                      5.83               58
11/30/98                                                            32          .75                      5.68               89
CASH MANAGEMENT FUND
Class 1
6/30/03                                                           $150          .47   %  (5)              .77  %  (5)        -
12/31/02                                                           203          .46                      1.25                -
12/31/01                                                           218          .46                      3.52                -
12/31/00                                                           211          .46                      5.80                -
12/31/99                                                           317          .04                       .45                -
11/30/99                                                           306          .46                      4.65                -
11/30/98                                                           250          .46                      5.07                -
Class 2
6/30/03                                                            116          .72      (5)              .52     (5)        -
12/31/02                                                           133          .71                      1.00                -
12/31/01                                                           127          .71                      2.99                -
12/31/00                                                            49          .71                      5.60                -
12/31/99                                                            48          .06                       .42                -
11/30/99                                                            48          .71                      4.40                -
11/30/98                                                            34          .70                      4.75                -

(1) The period ended 2003 represents the six-month period ended June 30
    (unaudited). The periods ended 2002 through 2000 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The periods ended 1999 and 1998 represent the fiscal years ended November 30.
(2) Years ended 1999 and 1998 are based on shares on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges.
(4) Commenced operations July 5, 2001.
(5) Annualized.
(6) Commenced operations April 30, 1998.
(7) Amount less than one cent.
(8) Amount less than .01 percent.
(9) Commenced operations June 17, 1999.



See Notes to Financial Statements



GLOBAL DISCOVERY FUND
Investment portfolio as of December 31, 2002



                                                                                      Shares                 Market
                                                                                                              value
Stocks (common & preferred)                                                                                    (000)

Commercial services & supplies  -  6.35%
Concord EFS, Inc.  (1)                                                                29,000          $         457
Paychex, Inc.                                                                         11,700                    326
Robert Half International Inc.  (1)                                                   14,000                    226
ServiceMaster Co.                                                                     12,000                    133
Automatic Data Processing, Inc.                                                        2,000                     79


Insurance  -  6.27%
American International Group, Inc.                                                     9,875                    571
PartnerRe Holdings Ltd. (Polynational)                                                 4,100                    213
Berkshire Hathaway Inc., Class A  (1)                                                      2                    146
XL Capital Ltd., Class A                                                               1,200                     93
Allstate Corp.                                                                         2,300                     85
Manulife Financial Corp. (Canada)                                                      3,000                     65
Allianz AG (Germany)                                                                     350                     33


Communications equipment  -  5.87%
Cisco Systems, Inc.  (1)                                                              35,300                    462
Lucent Technologies Inc. 8.00% convertible preferred 2031                                650                    321
CIENA Corp.  (1)                                                                      30,000                    154
Motorola, Inc.                                                                        10,000                     87
Juniper Networks, Inc.  (1)                                                           10,000                     68
Telefonaktiebolaget LM Ericsson, Class B (Sweden) (1)                                 50,575                     36


Semiconductor equipment & products  -  5.80%
Texas Instruments Inc.                                                                13,000                    195
Rohm Co., Ltd. (Japan)                                                                 1,500                    191
Xilinx, Inc.  (1)                                                                      8,375                    173
Maxim Integrated Products, Inc.                                                        4,000                    132
Applied Materials, Inc.  (1)                                                          10,000                    130
Altera Corp.  (1)                                                                      7,000                     86
Samsung Electronics Co., Ltd. (South Korea)                                              280                     74
KLA-Tencor Corp.  (1)                                                                  1,675                     59
Linear Technology Corp.                                                                2,150                     55
Applied Micro Circuits Corp.  (1)                                                      4,800                     18


Multiline retail  -  5.58%
Target Corp.                                                                          10,500                    315
Kohl's Corp.  (1)                                                                      4,500                    252
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                       92,500                    211
Dollar General Corp.                                                                  13,000                    155
Costco Wholesale Corp. (1)                                                             5,000                    140


Diversified financials  -  4.90%
Capital One Financial Corp.                                                            9,300                    276
Freddie Mac                                                                            4,500                    266
J.P. Morgan Chase & Co.                                                                7,000                    168
Fannie Mae                                                                             1,550                    100
Investment Technology Group, Inc.  (1)                                                 4,000                     89
ING Groep NV (Netherlands)                                                             2,500                     42


Airlines  -  4.09%
Southwest Airlines Co.                                                                18,800                    261
Qantas Airways Ltd. (Australia)                                                      103,000                    221
Ryanair Holdings PLC (ADR) (Ireland) (1)                                               3,100                    121
Deutsche Lufthansa AG (Germany) (1)                                                   12,800                    121
British Airways PLC (United Kingdom) (1)                                              28,000                     61


Wireless telecommunication services   -  4.04%
Maxis Communications Bhd. (Malaysia) (1)                                             350,000                    498
AT&T Wireless Services, Inc.  (1)                                                     30,000                    170
Sprint Corp. 7.125% convertible preferred 2004, units                                 15,000                    110


Media  -  3.75%
AOL Time Warner Inc.  (1)                                                             37,500                    491
Clear Channel Communications, Inc.  (1)                                                4,125                    154
Viacom Inc., Class B, nonvoting  (1)                                                   1,875                     76


Specialty retail  -  3.72%
Gap, Inc.                                                                             30,000                    466
Lowe's Companies, Inc.                                                                 2,500                     94
Barnes & Noble, Inc.  (1)                                                              5,000                     90
United Rentals, Inc.  (1)                                                              6,000                     65


Banks  -  3.12%
Wells Fargo & Co.                                                                      9,650                    452
HSBC Holdings PLC (United Kingdom)                                                    13,400                    147


Health care providers & services  -  2.71%
Express Scripts, Inc.  (1)                                                             4,000                    192
HCA Inc.                                                                               3,150                    131
Aetna Inc.                                                                             2,900                    119
Service Corp. International  (1)                                                      23,600                     78


Internet & catalog retail  -  2.47%
USA Interactive  (1)                                                                  11,800                    270
eBay Inc.  (1)                                                                         3,000                    203


Computers & peripherals  -  2.24%
EMC Corp.  (1)                                                                        45,000                    276
International Business Machines Corp.                                                  2,000                    155


Software  -  1.57%
Oracle Corp.  (1)                                                                     15,000                    162
Microsoft Corp.  (1)                                                                   2,500                    129
Novell, Inc.  (1)                                                                      3,000                     10


IT consulting & services  -  1.34%
Titan Corp.  (1)                                                                      14,000                    146
Electronic Data Systems Corp.                                                          6,100                    112


Chemicals  -  1.12%
Nitto Denko Corp. (Japan)                                                              7,600                    216


Aerospace & defense  -  0.92%
Mercury Computer Systems, Inc.  (1)                                                    5,800                    177


Diversified telecommunication services  -  0.92%
CenturyTel, Inc.                                                                       6,000                    176


Hotels, restaurants & leisure  -  0.91%
Carnival Corp.                                                                         7,000                    175


Internet software & services  -  0.73%
Yahoo! Inc.  (1)                                                                       8,000                    131
VeriSign, Inc.  (1)                                                                    1,100                      9


Energy equipment & services  -  0.66%
Schlumberger Ltd.                                                                      3,000                    126


Electronic equipment & instruments  -  0.60%
Sanmina-SCI Corp.  (1)                                                                15,000                     67
Solectron Corp.  (1)                                                                  13,600                     48


Food & drug retailing  -  0.49%
Koninklijke Ahold NV (Netherlands)                                                     7,500                     95


Distributors  -  0.40%
Li & Fung Ltd. (Hong Kong)                                                            80,000                     76


Multi-utilities & unregulated power  -  0.04%
AES Corp.  (1)                                                                         2,300                      7


Total stocks (cost: $18,172,000)                                                                             13,566


                                                                                   Principal                 Market
                                                                                      amount                  value
Convertible debentures                                                                  (000)                  (000)

Semiconductor equipment & products  -  0.64%
Agere Systems Inc. 6.50% convertible notes 2009                                $         160                    123
Total convertible debentures (cost: $152,000)                                                                   123

Miscellaneous  -  4.53%
Other equity securities in initial period of acquisition                                                        871
Total equity securities (cost: $18,324,000)                                                                  14,560

                                                                                   Principal                 Market
                                                                                      amount                  value
Short-term securities                                                                   (000)                  (000)
Federal agency discount notes  -  13.00%
Freddie Mac 1.25% due 1/9/03                                                           1,000                    999
Federal Farm Credit Banks 1.23% - 1.25% due 1/9-1/17/03                                  900                    900
Federal Home Loan Bank 1.26% due 1/22/03                                                 600                    599


Corporate short-term notes  -  10.66%
Kimberly-Clark Worldwide Inc. 1.28% due 1/17/03 (2)                                      500                    500
Procter & Gamble Co. 1.31% due 1/15/03 (2)                                               450                    450
General Electric Co. 1.31% due 1/2/03                                                    400                    400
Coca-Cola Co. 1.25% due 1/6/03                                                           400                    400
Motiva Enterprises LLC 1.32% due 1/24/03                                                 300                    300


U.S. Treasuries  -  1.04%
U.S. Treasury Bills 1.39% due 1/2/03                                                     200                    200


Total short-term securities (cost: $4,748,000)                                                                4,748
Total investment securities (cost: $23,072,000)                                                              19,308
New Taiwanese Dollar (cost: $10,000)                                                  NT$343                     10

Other assets less liabilities                                                                                  (102)

Net assets                                                                                                  $19,216

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL GROWTH FUND
Investment portfolio, December 31, 2002



                                                                                                                         Market
                                                                                                                          value
Equity securities (common & preferred stocks)                                                           Shares             (000)

PHARMACEUTICALS  -  8.14%
AstraZeneca PLC (United Kingdom)                                                                       203,960           $7,289
AstraZeneca PLC (Sweden)                                                                               162,405            5,727
AstraZeneca PLC (ADR)                                                                                    3,000              105
Shionogi & Co., Ltd. (Japan)                                                                           911,000           12,874
Eli Lilly and Co. (USA)                                                                                117,500            7,461
Forest Laboratories, Inc. (USA) (1)                                                                     72,400            7,111
Novo Nordisk A/S, Class B (Denmark)                                                                    196,500            5,684
Pharmacia Corp. (USA)                                                                                  100,000            4,180
H. Lundbeck A/S (Denmark)                                                                              124,950            3,323
UCB NV (Belgium)                                                                                        82,320            2,592
Aventis (France)                                                                                        35,000            1,903
Pfizer Inc (USA)                                                                                        40,950            1,252
Sanofi-Synthelabo (France)                                                                              16,000              978
Elan Corp., PLC (ADR) (Ireland) (1)                                                                     50,000              123

MEDIA  -  6.59%
AOL Time Warner Inc. (USA) (1)                                                                       1,062,000           13,912
Clear Channel Communications, Inc. (USA) (1)                                                           190,000            7,085
Viacom Inc., Class B, nonvoting (USA) (1)                                                              144,777            5,901
News Corp. Ltd. (Australia)                                                                            591,490            3,798
News Corp. Ltd., preferred                                                                              90,000              481
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                             120,000            3,352
Fox Entertainment Group, Inc., Class A (USA) (1)                                                       125,000            3,241
Independent News & Media PLC (Ireland)                                                               1,930,000            3,140
Comcast Corp., Class A (USA) (1)                                                                        88,153            2,078
Univision Communications Inc., Class A (USA) (1)                                                        70,000            1,715
Granada PLC (United Kingdom)                                                                         1,050,000            1,348
Vivendi Universal (ADR) (France)                                                                        64,000            1,028
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)                                   87,250              817
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                                                155,973              406
Nippon Television Network Corp. (Japan)                                                                  2,300              343
SET India Ltd. (India) (1) (2) (3)                                                                       6,400              213
PRIMEDIA Inc. (USA) (1)                                                                                 50,000              103
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                         395,000               25
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                             42,000                -

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.94%
Telekom Austria AG (Austria) (1)                                                                     1,806,000           18,291
Swisscom AG (Switzerland)                                                                               31,000            8,990
Koninklijke PTT Nederland NV (Netherlands) (1)                                                       1,095,200            7,126
AT&T Corp. (USA)                                                                                       204,500            5,339
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  130,000            4,157
Hellenic Telecommunications Organization SA (Greece)                                                    20,900              230
Telewest Communications PLC (United Kingdom) (1)                                                     1,500,000               48
NTL Inc. (USA) (1)                                                                                     550,000                9

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.93%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                             6,204,220            7,639
Samsung Electronics Co., Ltd. (South Korea)                                                             23,000            6,090
Applied Materials, Inc. (USA) (1)                                                                      425,000            5,538
Texas Instruments Inc. (USA)                                                                           290,000            4,353
Linear Technology Corp. (USA)                                                                          160,000            4,115
Altera Corp. (USA) (1)                                                                                 250,000            3,083
Rohm Co., Ltd. (Japan)                                                                                  23,000            2,927
Maxim Integrated Products, Inc. (USA)                                                                   75,000            2,478
Tokyo Electron Ltd. (Japan)                                                                             50,000            2,261
Xilinx, Inc. (USA) (1)                                                                                  95,000            1,957
ASML Holding NV, New York registered (Netherlands) (1)                                                 230,000            1,923
Dialog Semiconductor PLC (Germany) (1)                                                                 837,000              799
KLA-Tencor Corp. (USA) (1)                                                                              15,000              531
Applied Micro Circuits Corp. (USA) (1)                                                                 110,000              406

OIL & GAS  -  5.12%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                 630,000            9,412
Norsk Hydro AS (Norway)                                                                                186,000            8,339
Husky Energy Inc. (Canada)                                                                             675,000            7,047
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                          100,000            3,892
"Shell" Transport and Trading Co., PLC                                                                 330,000            2,173
ENI SpA (Italy)                                                                                        210,000            3,339
Imperial Oil Ltd. (Canada)                                                                              75,877            2,178
BG Group PLC (United Kingdom)                                                                          400,000            1,726

FOOD PRODUCTS  -  4.45%
Nestle SA (Switzerland)                                                                                 45,000            9,547
Unilever PLC (United Kingdom)                                                                          720,000            6,850
Lindt & Sprungli AG (Switzerland)                                                                          428            2,665
Lindt & Sprungli AG, participation certificate                                                           2,000            1,158
Unilever NV (Netherlands)                                                                               60,000            3,687
Groupe Danone (France)                                                                                  22,000            2,960
Sara Lee Corp. (USA)                                                                                   105,000            2,364
Nestle India Ltd. (India)                                                                              192,832            2,106
Nissin Food Products Co., Ltd. (Japan)                                                                  50,000            1,116
Koninklijke Numico NV, Class C (Netherlands)                                                            50,000              630

WIRELESS TELECOMMUNICATION SERVICES  -  4.42%
Vodafone Group PLC (United Kingdom)                                                                  5,800,000           10,575
Vodafone Group PLC (ADR)                                                                               150,000            2,718
Vodafone Libertel NV (Netherlands) (1)                                                                 799,800            8,545
NTT DoCoMo, Inc. (Japan)                                                                                 1,425            2,628
America Movil SA de CV, Series L (ADR) (Mexico)                                                        175,500            2,520
mm02 PLC (United Kingdom) (1)                                                                        2,600,000            1,852
KDDI Corp. (Japan)                                                                                         480            1,556
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                             82,200            1,258
Egyptian Co. for Mobile Services S.A.E. (Egypt)                                                         90,000              603
Nextel Communications, Inc., Class A (USA) (1)                                                          50,000              578

SPECIALTY RETAIL  -  3.33%
Michaels Stores, Inc. (USA) (1)                                                                        195,000            6,104
Lowe's Companies, Inc. (USA)                                                                           140,000            5,250
Limited Brands, Inc. (USA)                                                                             310,000            4,318
Dixons Group PLC (United Kingdom)                                                                    1,691,929            3,950
Kingfisher PLC (United Kingdom)                                                                      1,040,238            3,726
FAST RETAILING CO., LTD. (Japan)                                                                        40,000            1,408

BANKS  -  2.75%
Royal Bank of Canada (Canada)                                                                          144,000            5,281
Bank of Nova Scotia (Canada)                                                                           151,000            5,041
HSBC Holdings PLC (United Kingdom)                                                                     340,000            3,758
Lloyds TSB Group PLC (United Kingdom)                                                                  300,000            2,154
Westpac Banking Corp. (Australia)                                                                      214,348            1,649
DBS Group Holdings Ltd. (Singapore)                                                                    230,000            1,459
Svenska Handelsbanken Group, Class A (Sweden)                                                           52,100              696
Toronto-Dominion Bank (Canada)                                                                          19,600              423

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.61%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                      195,500            7,172
Murata Manufacturing Co., Ltd. (Japan)                                                                 122,000            4,778
Venture Corp. Ltd. (Singapore)                                                                         490,000            3,928
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                          621,000            2,154
Celestica Inc. (Canada) (1)                                                                             65,000              917
EPCOS AG (Germany) (1)                                                                                  45,108              467

DIVERSIFIED FINANCIALS  -  2.56%
J.P. Morgan Chase & Co. (USA)                                                                          360,000            8,640
Capital One Financial Corp. (USA)                                                                      175,000            5,201
ING Groep NV (Netherlands)                                                                             150,000            2,541
ORIX Corp. (Japan)                                                                                      15,000              966
AIFUL Corp. (Japan)                                                                                     25,000              939
SFCG CO., LTD. (formerly Shohkoh Fund & Co., Ltd.) (Japan)                                              10,000              724

HEALTH CARE EQUIPMENT & SUPPLIES  -  2.41%
Centerpulse (Switzerland) (1)                                                                           69,136           12,064
Synthes-Stratec Inc. (Switzerland)                                                                       9,500            5,833

AUTOMOBILES  -  2.38%
Bayerische Motoren Werke AG (Germany)                                                                  240,000            7,292
Suzuki Motor Corp. (Japan)                                                                             520,000            5,649
Honda Motor Co., Ltd. (Japan)                                                                           65,000            2,403
Renault SA (France)                                                                                     50,000            2,350

BEVERAGES  -  1.95%
Orkla AS (Norway)                                                                                      582,285            9,921
Anheuser-Busch Companies, Inc. (USA)                                                                    50,000            2,420
Heineken NV (Netherlands)                                                                               56,000            2,186

METALS & MINING  -  1.73%
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                                                360,000            7,200
BHP Billiton PLC (United Kingdom)                                                                      532,124            2,842
POSCO (South Korea)                                                                                     16,070            1,599
Anglogold Ltd. (South Africa)                                                                           36,000            1,223

CHEMICALS  -  1.72%
Dow Chemical Co. (USA)                                                                                 300,000            8,910
Nitto Denko Corp. (Japan)                                                                               90,000            2,562
Valspar Corp. (USA)                                                                                     30,000            1,325

SOFTWARE  -  1.60%
Microsoft Corp. (USA) (1)                                                                              161,000            8,324
Cadence Design Systems, Inc. (USA) (1)                                                                 217,000            2,558
Mentor Graphics Corp. (USA) (1)                                                                        132,000            1,038

FOOD & DRUG RETAILING  -  1.60%
Koninklijke Ahold NV (Netherlands)                                                                     614,800            7,807
Woolworths Ltd. (Australia)                                                                            641,083            4,088

ELECTRIC UTILITIES  -  1.52%
Scottish Power PLC (United Kingdom)                                                                  1,245,778            7,270
National Grid Transco PLC (formerly National Grid Group PLC) (United Kingdom)                          300,000            2,205
E.ON AG (Germany)                                                                                       45,000            1,814

HEALTH CARE PROVIDERS & SERVICES  -  1.43%
Rhon-Klinikum AG (Germany)                                                                              96,200            3,256
Rhon-Klinikum AG, nonvoting preferred                                                                  108,400            3,208
Fresenius Medical Care AG, preferred (Germany)                                                         136,000            4,139

INSURANCE  -  1.39%
American International Group, Inc. (USA)                                                                80,000            4,628
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                                   34,000            4,064
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                            350,000            1,609

PERSONAL PRODUCTS  -  1.32%
Shiseido Co., Ltd. (Japan)                                                                             555,000            7,212
Avon Products, Inc. (USA)                                                                               47,900            2,580

HOTELS, RESTAURANTS & LEISURE  -  1.31%
Starbucks Corp. (USA) (1)                                                                              320,000            6,522
Carnival Corp. (USA)                                                                                   128,000            3,194

AIRLINES  -  1.29%
easyJet PLC (United Kingdom) (1)                                                                       900,000            3,970
British Airways PLC (United Kingdom) (1)                                                             1,730,000            3,760
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                                35,700            1,398
Ryanair Holdings PLC (1)                                                                                67,300              477

COMMERCIAL SERVICES & SUPPLIES  -  1.09%
DeVry Inc. (USA) (1)                                                                                   130,000            2,159
Sabre Holdings Corp., Class A (USA) (1)                                                                100,000            1,811
Brambles Industries Ltd. (Australia)                                                                   576,658            1,516
Apollo Group, Inc., Class A (USA) (1)                                                                   30,000            1,320
Hays PLC (United Kingdom)                                                                              861,000            1,286

COMMUNICATIONS EQUIPMENT  -  1.05%
Nokia Corp. (ADR) (Finland)                                                                            260,000            4,030
Nokia Corp.                                                                                             70,000            1,113
Cisco Systems, Inc. (USA) (1)                                                                          205,000            2,686

INTERNET & CATALOG RETAIL  -  1.05%
eBay Inc. (USA) (1)                                                                                     63,900            4,334
USA Interactive (USA) (1)                                                                              150,000            3,438

INDUSTRIAL CONGLOMERATES  -  0.91%
General Electric Co. (USA)                                                                             225,000            5,479
Siemens AG (Germany)                                                                                    30,000            1,275

TEXTILES, APPAREL & LUXURY GOODS  -  0.76%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                             303,000            5,660

OFFICE ELECTRONICS  -  0.72%
Canon, Inc. (Japan)                                                                                    143,000            5,383

MULTILINE RETAIL  -  0.70%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                                   228,000            5,185

HOUSEHOLD PRODUCTS  -  0.48%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                                 1,540,000            3,564

HOUSEHOLD DURABLES  -  0.39%
Sony Corp. (Japan)                                                                                      39,200            1,637
Koninklijke Philips Electronics NV (Netherlands)                                                        70,000            1,227

AIR FREIGHT & LOGISTICS  -  0.31%
United Parcel Service, Inc., Class B (USA)                                                              37,000            2,334

BUILDING PRODUCTS  -  0.31%
Asahi Glass Co., Ltd. (Japan)                                                                          375,000            2,296

PAPER & FOREST PRODUCTS  -  0.31%
Weyerhaeuser Co. (USA)                                                                                  25,000            1,230
Stora Enso Oyj, Class R  (Finland)                                                                     100,000            1,055

ENERGY EQUIPMENT & SERVICES  -  0.29%
Schlumberger Ltd. (USA)                                                                                 50,900            2,142

MACHINERY  -  0.27%
Volvo AB, Class B (Sweden)                                                                             123,900            2,028

OTHER INDUSTRIES -  0.50%
Holcim Ltd. (Switzerland)                                                                                9,500            1,727
ABB Ltd (Switzerland) (1)                                                                              260,296              741
Anoto Group AB (Sweden) (1)                                                                            539,700              728
Opticom ASA (Norway) (1)                                                                                56,000              489
VeriSign, Inc. (USA) (1)                                                                                 8,400               67

Miscellaneous  -  3.79%
Other equity securities in initial period of acquisition                                                                 28,159
Total equity securities (cost: $758,056,000)                                                                            642,543


                                                                                                     Principal           Market
                                                                                                        amount            value
Bonds & notes                                                                                             (000)            (000)

WIRELESS TELECOMMUNICATION SERVICES  -  0.36%
AT&T Wireless Services, Inc. 7.875% 2011                                                                $2,695           $2,713
Total bonds & notes (cost: $1,899,000)                                                                                    2,713


                                                                                                     Principal           Market
                                                                                                        amount            value
Short-term securities                                                                                     (000)            (000)

Corporate short-term notes  -  12.10%
Harley-Davidson Funding Corp. 1.30%-1.33% due 1/21-2/13/03 (2)                                         $11,500          $11,484
American Honda Finance Corp. 1.31% due 1/16-2/18/03                                                     10,200           10,188
CDC Commercial Paper Corp. 1.32%-1.33% due 1/6-1/23/03 (2)                                               9,700            9,695
Aventis S.A. 1.30%-1.32% due 1/14-1/17/03 (2)                                                            8,800            8,796
UBS Finance (Delaware) LLC 1.20% due 1/2/03                                                              7,900            7,899
Bank of Ireland 1.32% due 2/19/03 (2)                                                                    7,000            6,987
ChevronTexaco Corp. 1.32% due 1/6/03                                                                     6,400            6,399
Rio Tinto America Inc. 1.32%-1.33% due 1/15-1/16/03 (2)                                                  6,200            6,197
BMW U.S. Capital Corp. 1.37% due 1/10/03                                                                 5,000            4,998
Toyota Motor Credit Corp. 1.32% due 1/29/03 (2)                                                          5,000            4,995
Svenska Handelsbanken 1.36% due 2/3/03                                                                   5,000            4,994
Abbey National North America LLC 1.32 % due 3/17/03                                                      4,900            4,886
ABN AMRO North America Finance Inc. 1.34% due 1/7/03                                                     2,500            2,499

Federal agency discount notes  -  1.30%
Freddie Mac 1.26%-1.29% due 1/7-2/12/03                                                                  9,700            9,691
Total short-term securities (cost: $99,708,000)                                                                          99,708
Total investment securities (cost: $859,663,000)                                                                        744,964
New Taiwanese Dollar (cost:  $461,000)                                                               NT$15,872              459

Other assets less liabilities                                                                                             (1769)

Net assets                                                                                                             $743,654

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL SMALL CAPITALIZATION FUND
Investment portfolio as of December 31, 2002



                                                                                                                           Market
Stocks                                                                                                                      value
(common & preferred)                                                                                        Shares           (000)

MEDIA  -  6.27%
Sanctuary Group PLC (United Kingdom)                                                                     4,200,000         $2,738
Westwood One, Inc. (USA) (1)                                                                                64,200          2,399
Lions Gate Entertainment Corp., Series A, 5.25% convertible preferred (Canada) (2) (3) (4)                     572          1,106
Lions Gate Entertainment Corp. (1)                                                                         540,200          1,058
Lions Gate Entertainment Corp., warrants, expire 2004 (1) (2) (4)                                          237,150              4
Gemstar International Group Ltd. (USA) (1)                                                                 600,000          1,950
SBS Broadcasting SA (Luxembourg) (1)                                                                       118,000          1,714
Clear Media Ltd. (Hong Kong) (1)                                                                         2,950,000          1,494
Gray Television, Inc., Class B (USA)                                                                       150,000          1,463
Woongjin.com Co., Ltd. (South Korea)                                                                       490,900          1,397
Capital Radio PLC (United Kindgom)                                                                         168,500          1,381
Fox Kids Europe NV (Netherlands) (1)                                                                       288,000          1,360
Corus Entertainment Inc., Class B, nonvoting (Canada) (1)                                                  110,000          1,321
Emmis Communications Corp., Class A (USA) (1)                                                               60,000          1,250
Cheil Communications Inc. (South Korea)                                                                     13,000          1,021
Groupe AB SA (France)                                                                                       88,250            722
UnitedGlobalCom, Inc., Class A (USA) (1)                                                                   300,000            720
CanWest Global Communications Corp. (Canada) (1)                                                           175,000            716
Zee Telefilms Ltd. (India)                                                                                 310,000            631
Sun Media Group Holdings Ltd. (Hong Kong) (1) (4)                                                       53,400,000            438
BKN International AG (Germany) (1)                                                                         165,000             43
Lone Star Research, Inc. (USA) (1) (2) (4)                                                                 322,270              3


HOTELS, RESTAURANTS & LEISURE  -  5.97%
J D Wetherspoon PLC (United Kingdom)                                                                     1,550,000          4,167
Fitness First PLC (United Kingdom) (1)                                                                   1,735,000          4,162
Stanley Leisure PLC (United Kingdom) (1)                                                                   500,000          3,131
Extended Stay America, Inc. (USA) (1)                                                                      200,000          2,950
Ameristar Casinos, Inc. (USA) (1)                                                                          186,841          2,634
Orient-Express Hotels Ltd., Class A (USA) (1)                                                              185,000          2,498
Vail Resorts, Inc. (USA) (1)                                                                               150,000          2,276
Four Seasons Hotels Inc. (Canada)                                                                           67,400          1,904


COMMERCIAL SERVICES & SUPPLIES  - 5.49%
Education Management Corp. (USA) (1)                                                                       185,400          6,971
S1 Corp. (South Korea)                                                                                     310,000          5,438
Sylvan Learning Systems, Inc. (USA) (1)                                                                    190,000          3,116
Techem AG (Germany) (1)                                                                                    370,000          2,680
Informatics Holdings Ltd. (Singapore)                                                                    2,957,000          1,961
Stericycle, Inc. (USA) (1)                                                                                  30,000            971
ZENON Environmental Inc. (Canada) (1)                                                                       75,000            701


SPECIALTY RETAIL  -  5.23%
Culture Convenience Club Co., Ltd. (Japan)                                                                 185,000          4,557
Sharper Image Corp. (USA) (1)                                                                              250,000          4,358
bebe stores, inc. (USA) (1)                                                                                300,000          4,020
CarMax, Inc. (formerly Circuit City Stores, Inc. - CarMax Group) (USA) (1)                                 200,000          3,576
Claire's Stores, Inc. (USA)                                                                                100,000          2,207
Restoration Hardware, Inc. (USA) (1)  (2)                                                                  282,051          1,413
Restoration Hardware, Inc. (1)  (2)                                                                         37,000            185
JJB Sports PLC (United Kingdom)                                                                            200,000            466


BIOTECHNOLOGY  -  4.78%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                                     945,100         15,254
IDEXX Laboratories, Inc. (USA) (1)                                                                          40,000          1,314
Martek Biosciences Corp. (USA) (1)                                                                          35,000            881
ILEX Oncology, Inc. (USA) (1)                                                                               97,300            687
OSI Pharmaceuticals, Inc. (USA) (1)                                                                         30,000            492
Vical Inc. (USA) (1)                                                                                        80,000            277
Transgenomic, Inc. (USA) (1)                                                                                50,000            112

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.21%
PMC-Sierra, Inc. (USA) (1)                                                                                 650,000          3,614
Faraday Technology Corp. (Taiwan) (1)                                                                    1,313,000          2,884
Micrel, Inc. (USA) (1)                                                                                     275,000          2,470
Semtech Corp. (USA) (1)                                                                                    220,000          2,402
PDF Solutions, Inc. (USA) (1)                                                                              260,000          1,802
Applied Micro Circuits Corp. (USA) (1)                                                                     400,000          1,476
O2Micro International Ltd. (USA) (1)                                                                       150,000          1,462
Melexis NV (Belgium)                                                                                       100,000            618


SOFTWARE  -  4.19%
OPNET Technologies, Inc. (USA) (1)                                                                         700,000          5,657
Verisity Ltd. (Israel) (1)                                                                                 126,600          2,413
J.D. Edwards & Co. (USA) (1)                                                                               200,000          2,256
Creo Inc. (Canada) (1)                                                                                     200,000          1,634
National Instruments Corp. (USA) (1)                                                                        50,000          1,624
Cadence Design Systems, Inc. (USA) (1)                                                                     129,984          1,533
Mentor Graphics Corp. (USA) (1)                                                                            145,000          1,140
Melody Interactive Solutions AB, Class A (Sweden) (1) (2) (4)                                               86,300            198
Aldata Solution Oyj (Finland) (1)                                                                          129,445            120
Infoteria Corp. (Japan) (1) (2) (4)                                                                            128             67


METALS & MINING  -  3.98%
Gabriel Resources Ltd. (Canada) (1)                                                                      1,400,000          4,127
Nelson Resources Ltd. (Canada) (1)                                                                       8,078,080          3,226
Wheaton River Minerals Ltd. (Canada) (1)  (2)                                                            1,875,000          1,747
Wheaton River Minerals Ltd., warrants, expire 2007 (1)  (2)                                                937,500            392
First Quantum Minerals Ltd. (Canada) (1)                                                                   900,000          2,088
Kenmare Resources PLC (Ireland) (1)                                                                     12,000,000          2,038
Thistle Mining Inc. (Canada) (1)                                                                         3,945,455          1,376
Yanzhou Coal Mining Co. Ltd. (China)                                                                     1,850,000            735
Navan Mining PLC (United Kingdom) (1) (4)                                                                4,110,000             83
Namibian Minerals Corp., warrants, expire 2006 (Canada) (1) (4)                                            950,000              -


INSURANCE  -  3.72%
Hilb, Rogal and Hamilton Co. (USA)                                                                         130,000          5,317
Zenith National Insurance Corp. (USA)                                                                      170,000          3,998
Arthur J. Gallagher & Co. (USA)                                                                            100,000          2,938
First American Corp. (USA)                                                                                 115,000          2,553


FOOD & DRUG RETAILING  -  3.50%
Performance Food Group Co. (USA) (1)                                                                       350,000         11,885
Cawachi Ltd. (Japan)                                                                                        30,000          2,019


INTERNET SOFTWARE & SERVICES  -  3.39%
EarthLink, Inc. (USA) (1)                                                                                  660,000          3,597
LendingTree, Inc.  (USA) (1)                                                                               275,000          3,542
DoubleClick Inc. (USA) (1)                                                                                 390,000          2,207
Cybird Co., Ltd. (Japan) (1)                                                                                   780          2,056
AsiaInfo Holdings, Inc. (China) (1)                                                                        184,000          1,169
RADWARE Ltd. (Israel) (1)                                                                                   60,000            485
Homestore, Inc. (USA) (1)                                                                                  300,000            255
DreamArts Corp. (Japan) (1) (2) (4)                                                                            400            123
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1) (2) (4)                               246,129             32


INTERNET & CATALOG RETAIL  - 3.22%
School Specialty, Inc. (USA) (1)                                                                           472,900          9,448
Ticketmaster, Class B (USA) (1)                                                                            150,000          3,183
dELiA*s Corp., Class A (USA) (1)                                                                           375,000            169


OIL & GAS  -  2.90%
Venture Production Company Ltd.  (United Kingdom) (1)                                                    1,000,000          2,377
Tullow Oil PLC (Ireland) (1)                                                                             1,026,399          1,625
Regal Petroleum PLC (United Kingdom) (1)                                                                 1,333,000          1,609
Spinnaker Exploration Co. (USA) (1)                                                                         60,000          1,323
Newfield Exploration Co. (USA) (1)                                                                          30,000          1,081
Premcor Inc. (USA) (1)                                                                                      41,250            917
Penn West Petroleum Ltd. (Canada) (1)                                                                       35,000            910
Bonavista Petroleum Ltd.  (Canada) (1)                                                                      41,100            887
Sibir Energy PLC (United Kingdom) (1)                                                                    5,129,891            785


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.75%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                             6,200,000          4,532
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1)                                                460,000             41
Venture Corp. Ltd. (Singapore)                                                                             258,000          2,068
Hankuk Electric Glass Co., Ltd. (South Korea)                                                               25,000          1,221
Citizen Electronics Co., Ltd. (Japan)                                                                       15,000          1,074
Micronic Laser Systems AB (Sweden) (1)                                                                     195,000            921
Hana Microelectronics PCL (Thailand)                                                                       460,000            705
Orbotech Ltd. (Israel) (1)                                                                                  27,000            371


AEROSPACE & DEFENSE  -  2.49%
Mercury Computer Systems, Inc. (USA) (1)                                                                   325,000          9,919


TEXTILES, APPAREL & LUXURY GOODS  -  2.20%
Columbia Sportswear Co. (USA) (1)                                                                          100,000          4,442
Texwinca Holdings Ltd. (Hong Kong)                                                                       4,100,000          3,049
Cheil Industries Inc. (South Korea)                                                                         95,000          1,246


TRANSPORTATION INFRASTRUCTURE  -  2.16%
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)                                       8,000,000          3,078
Jiangsu Expressway Co. Ltd., Class H (People's Republic of China)                                        9,000,000          2,655
SembCorp Logistics Ltd. (Singapore)                                                                      1,634,000          1,479
International Container Terminal Services, Inc. (Philippines)                                           30,645,000          1,389


BANKS  -  2.14%
Pacific Northwest Bancorp (USA)                                                                            138,700          3,468
ICICI Bank Ltd. (India)                                                                                    934,200          2,740
ICICI Bank Ltd. (ADR)                                                                                        4,000             26
Korea Exchange Bank (South Korea) (1)                                                                      710,000          2,281


BEVERAGES  -  1.65%
Cott Corp. (Canada) (1)                                                                                    216,500          3,870
Robert Mondavi Corp., Class A (USA) (1)                                                                     65,000          2,015
BRL Hardy Ltd. (Australia)                                                                                 172,765            682


HEALTH CARE PROVIDERS & SERVICES  -  1.45%
Rhon-Klinikum AG (Germany)                                                                                  76,000          2,572
Rhon-Klinikum AG, nonvoting preferred                                                                       21,000            622
Centene Corp. (USA) (1)                                                                                     45,000          1,512
ICON PLC (ADR) (Ireland) (1)                                                                                40,000          1,076


AIRLINES  -  1.42%
WestJet Airlines Ltd. (Canada) (1)                                                                         550,000          5,631


COMPUTERS & PERIPHERALS  -  1.37%
Maxtor Corp. (USA) (1)                                                                                     300,000          1,518
Western Digital Corp. (USA) (1)                                                                            200,000          1,278
Hutchinson Technology Inc. (USA) (1)                                                                        60,000          1,242
MegaChips Corp. (Japan)                                                                                     58,000            754
Anoto Group AB (Sweden) (1)                                                                                496,453            669


GAS UTILITIES  - 1.29%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                                                                 11,339,000          2,690
International Energy Group Ltd. (United Kingdom)                                                           870,000          2,451


COMMUNICATIONS EQUIPMENT  -  1.20%
Polycom, Inc. (USA) (1)                                                                                    500,000          4,760


PHARMACEUTICALS  -  1.04%
Recordati SpA (Italy)                                                                                      120,000          1,947
Inspire Pharmaceuticals, Inc. (USA) (1)                                                                    116,000          1,083
Medicis Pharmaceutical Corp., Class A (USA) (1)                                                             15,000            745
YM BioSciences Inc., preferred, Class B (Canada) (1)                                                       300,000            354


DIVERSIFIED FINANCIALS  -  1.04%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                      75,000          2,298
American Capital Strategies, Ltd. (USA)                                                                     50,000          1,079
Saxon Capital, Inc. (USA) (1)                                                                               60,000            751


CHEMICALS  -  0.88%
Solutia Inc. (USA)                                                                                         965,300          3,504


CONSTRUCTION & ENGINEERING  -  0.85%
LG Engineering & Construction Co., Ltd. (South Korea)                                                      350,000          3,394


TRADING COMPANIES & DISTRIBUTORS  -  0.74%
Test-Rite International Co., Ltd.  (Taiwan)                                                              2,873,000          2,092
Dickson Concepts (International) Ltd. (Hong Kong)                                                        3,807,500            840


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.70%
Wright Medical Group, Inc. (USA) (1)                                                                        90,000          1,572
Lumenis Ltd. (Israel) (1)                                                                                  300,000            600
Aspect Medical Systems, Inc. (USA) (1)                                                                     100,000            339
TriPath Imaging, Inc. (USA) (1)                                                                             94,836            254
InSite Vision Inc., warrants, expire 2004 (USA) (1) (2) (4)                                                  9,150              -


ELECTRICAL EQUIPMENT  -  0.57%
KEC Corp. (South Korea)                                                                                     45,070          1,521
Moatech Co., Ltd. (South Korea)                                                                            104,000            762


PAPER & FOREST PRODUCTS  -  .54%
M-real Oyj, Class B (Finland)                                                                              257,000          2,158


REAL ESTATE  -  0.53%
Shanghai Real Estate Ltd. (Hong Kong)                                                                   14,000,000          1,257
Central Pattana Public Co., Ltd. (Thailand)                                                                677,800            849


CONSTRUCTION MATERIALS  -  0.35%
Anhui Conch Cement Co. Ltd., Class H (People's Republic of China)                                        4,152,000          1,398


BUILDING PRODUCTS  -  0.31%
Uponor Oyj (Finland)                                                                                        60,000          1,227


DISTRIBUTORS  -  0.28%
Sixt AG, nonvoting preferred (Germany)                                                                     100,000            740
MEDION AG (Germany)                                                                                          5,600            195
Li & Fung Ltd. (Hong Kong)                                                                                 200,000            190


OTHER INDUSTRIES  -  0.52%
PT Indofood Sukses Makmur Tbk (Indonesia)                                                               11,500,000            772
TeraBeam Networks (USA) (1) (2) (4)                                                                        533,332            400
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                                      50,000            393
China Oilfield Services Ltd. (China) (1)                                                                 1,490,900            363
Glocalnet AB (Sweden) (1)                                                                                  800,000            161
Highpoint Telecommunications Inc. (Canada) (1) (4)                                                         510,000              3

Total stocks (cost: $424,534,000)                                                                                         339,248


                                                                                                         Principal         Market
                                                                                                            amount          value
Convertible debentures                                                                                        (000)          (000)

METALS & MINING  -  0.20%
Nelson Resources Ltd., Series A, 13.00% 2004 (Canada) (2) (4)                                                 $500           $787

Total convertible debentures (cost: $500,000)                                                                                 787

MISCELLANEOUS  -  4.89%
Other equity securities in initial period of acquisition                                                                   19,425

Total equity securities (cost: $425,034,000)                                                                              359,460


                                                                                                         Principal         Market
                                                                                                            amount          value
Short-term securities                                                                                         (000)          (000)

Corporate short-term notes  -  9.21%
UBS Finance (Delaware) LLC 1.20% due1/2/03                                                                  $6,900         $6,899
Aventis S.A. 1.30% due 1/14/03 (2)                                                                           6,000          5,997
ANZ (Delaware) Inc. 1.35% due 1/16/03                                                                        5,500          5,497
Gaz de France 1.33% due 2/6/03                                                                               5,500          5,492
Executive Jet Inc. 1.32%-1.35% due 1/27-2/19/03 (2)                                                          5,001          4,993
American Honda Finance Corp. 1.30%-1.34% due 1/8-2/04/03                                                     4,927          4,925
Danske Corp. 1.50% due 2/6/03                                                                                2,000          1,997
HBOS Treasury Services PLC 1.50% due 1/13/03                                                                   800            800

Total short-term securities (cost: $36,600,000)                                                                            36,600

Total investment securities (cost: $461,634,000)                                                                          396,060
New Taiwanese Dollar (cost: $355,000)                                                                    NT$12,044            348

Other assets less liabilities                                                                                               1,163

Net assets                                                                                                               $397,571

(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH FUND
Investment portfolio, December 31, 2002



                                                                                                                   Market
                                                                                                                    value
Equity securities (common & preferred stocks)                                                    Shares              (000)

MEDIA  -  15.57%
Viacom Inc., Class B, nonvoting  (1)                                                          8,283,432           337,633
Viacom Inc., Class A (1)                                                                        878,400            35,848
AOL Time Warner Inc. (1)                                                                     17,917,725           234,722
News Corp. Ltd., preferred (ADR) (Australia)                                                  2,964,393            67,144
News Corp. Ltd. (ADR)                                                                         1,050,000            27,562
Comcast Corp., Class A, special stock, nonvoting (1)                                          3,618,300            81,737
Comcast Corp., Class A (1)                                                                      372,025             8,769
Fox Entertainment Group, Inc., Class A (1)                                                    3,050,000            79,087
TMP Worldwide Inc. (1)                                                                        3,100,000            35,061
Clear Channel Communications, Inc. (1)                                                          850,000            31,696
Univision Communications Inc., Class A (1)                                                      400,000             9,800
UnitedGlobalCom, Inc., Class A (1)                                                            3,940,000             9,456
PRIMEDIA Inc. (1)                                                                             3,569,000             7,352
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                2,076,000               131
Adelphia Communications Corp., Class A (1)                                                    1,464,300               124


INSURANCE  -  9.87%
Berkshire Hathaway Inc., Class A (1)                                                              3,125           227,344
American International Group, Inc.                                                            2,650,000           153,302
XL Capital Ltd., Class A                                                                      1,110,000            85,747
Progressive Corp.                                                                             1,700,000            84,371
Arthur J. Gallagher & Co.                                                                     1,450,000            42,601
Marsh & McLennan Companies, Inc.                                                                253,600            11,719
Aon Corp.                                                                                       387,500             7,320


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  7.84%
Texas Instruments Inc.                                                                        6,280,000            94,263
Analog Devices, Inc. (1)                                                                      2,449,832            58,477
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                     42,680,000            52,548
Linear Technology Corp.                                                                       1,975,000            50,797
KLA-Tencor Corp.  (1)                                                                         1,270,000            44,920
Applied Materials, Inc. (1)                                                                   2,743,400            35,746
Samsung Electronics Co., Ltd. (South Korea)                                                     126,000            33,365
Altera Corp. (1)                                                                              2,375,000            29,284
Xilinx, Inc. (1)                                                                              1,275,000            26,265
Maxim Integrated Products, Inc.                                                                 750,000            24,780
LSI Logic Corp. (1)                                                                           2,500,000            14,425
Applied Micro Circuits Corp. (1)                                                              3,275,000            12,085
Teradyne, Inc. (1)                                                                              400,000             5,204
PMC-Sierra, Inc. (1)                                                                            775,000             4,309


PHARMACEUTICALS  -  6.67%
Eli Lilly and Co.                                                                             2,412,300           153,181
AstraZeneca PLC  (United Kingdom)                                                             1,750,000            62,545
AstraZeneca PLC                                                                               1,000,000            35,264
Pharmacia Corp.                                                                               1,705,487            71,289
Forest Laboratories, Inc. (1)                                                                   725,000            71,210
Sanofi-Synthelabo (France)                                                                      148,000             9,048
Sepracor Inc. (1)                                                                               604,800             5,848
Johnson & Johnson                                                                               100,000             5,371


SOFTWARE  -  4.40%
PeopleSoft, Inc. (1)                                                                          5,390,228            98,641
Microsoft Corp. (1)                                                                           1,355,000            70,054
Cadence Design Systems, Inc. (1)                                                              3,850,000            45,391
Oracle Corp. (1)                                                                              3,450,000            37,260
Autodesk, Inc.                                                                                  800,000            11,440
Mentor Graphics Corp. (1)                                                                     1,250,000             9,825
Asera, Inc. (1) (2) (3)                                                                         511,776                 9


INTERNET & CATALOG RETAIL  -  3.74%
USA Interactive (1)                                                                           7,425,000           170,181
eBay Inc. (1)                                                                                   911,800            61,838


WIRELESS TELECOMMUNICATION SERVICES  -  3.65%
AT&T Wireless Services, Inc. (1)                                                             13,200,000            74,580
Nextel Communications, Inc., Class A (1)                                                      5,000,000            57,750
Vodafone Group PLC (United Kingdom)                                                           9,710,000            17,703
Vodafone Group PLC (ADR)                                                                        900,000            16,308
Sprint Corp. - PCS Group, Series 1 (formerly Sprint PCS Group) (1)                            7,033,400            30,806
KDDI Corp. (Japan)                                                                                9,000            29,182


OIL & GAS  -  3.53%
Murphy Oil Corp.                                                                              1,319,400            56,536
Pogo Producing Co.                                                                            1,174,300            43,743
EOG Resources, Inc.                                                                           1,050,000            41,916
Ocean Energy, Inc.                                                                              892,600            17,825
Canadian Natural Resources Ltd. (Canada)                                                        600,000            17,800
Petro-Canada (Canada)                                                                           400,000            12,402
Premcor Inc. (1)                                                                                495,000            11,004
Devon Energy Corp.                                                                              150,000             6,885
Noble Energy, Inc.                                                                              125,000             4,694
Suncor Energy Inc. (Canada)                                                                     273,898             4,289
Ivanhoe Energy Inc. (Canada) (1)                                                              4,408,700             2,012


DIVERSIFIED FINANCIALS  -  3.04%
Fannie Mae                                                                                      962,000            61,885
Capital One Financial Corp.                                                                   1,780,000            52,902
CIT Group Inc                                                                                 1,400,000            27,440
Allied Capital Corp.                                                                          1,000,000            21,830
Household International, Inc.                                                                   575,000            15,991
Freddie Mac                                                                                     148,000             8,739


COMMERCIAL SERVICES & SUPPLIES  -  2.60%
Allied Waste Industries, Inc. (1)                                                             3,073,400            30,734
Sabre Holdings Corp., Class A (1)                                                             1,593,917            28,866
Ceridian Corp. (1)                                                                            1,967,500            28,371
Paychex, Inc.                                                                                 1,000,000            27,900
Concord EFS, Inc. (1)                                                                         1,070,000            16,842
Robert Half International Inc. (1)                                                              800,000            12,888
Automatic Data Processing, Inc.                                                                 250,000             9,813
Arbitron Inc. (1)                                                                               174,300             5,839


MULTILINE RETAIL  -  2.12%
Target Corp.                                                                                  2,758,200            82,746
Kohl's Corp. (1)                                                                                750,000            41,962
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                           266,400             6,058
Wal-Mart de Mexico, SA de CV, Series V                                                          415,600               946
Wal-Mart de Mexico, SA de CV, Series C                                                            5,477                11


HOTELS, RESTAURANTS & LEISURE  -  1.97%
Starbucks Corp. (1)                                                                           3,875,000            78,973
Carnival Corp.                                                                                1,735,000            43,288


AEROSPACE & DEFENSE  -  1.95%
Lockheed Martin Corp.                                                                         1,120,000            64,680
Northrop Grumman Corp.                                                                          320,000            31,040
Bombardier Inc., Class B (Canada)                                                             4,000,000            13,490
General Dynamics Corp.                                                                          150,000            11,905


SPECIALTY RETAIL  -  1.88%
Lowe's Companies, Inc.                                                                        1,290,000            48,375
Michaels Stores, Inc. (1)                                                                     1,300,000            40,690
Limited Brands, Inc.                                                                          1,400,000            19,502
United Rentals, Inc. (1)                                                                        750,000             8,070


INDUSTRIAL CONGLOMERATES  -  1.82%
Tyco International Ltd.                                                                       3,975,000            67,893
General Electric Co.                                                                          1,840,000            44,804


TOBACCO  -  1.72%
Philip Morris Companies Inc.                                                                  2,630,000           106,594


AIRLINES  -  1.68%
Southwest Airlines Co.                                                                        7,447,443           103,519
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                         22,800               893


AIR FREIGHT & LOGISTICS  -  1.54%
FedEx Corp.                                                                                   1,400,000            75,908
United Parcel Service, Inc., Class B                                                            311,200            19,630


BEVERAGES  -  1.53%
Anheuser-Busch Companies, Inc.                                                                  650,000            31,460
Coca-Cola Co.                                                                                   537,000            23,531
Adolph Coors Co., Class B                                                                       370,000            22,663
PepsiCo, Inc.                                                                                   400,000            16,888


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.47%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                         1,820,000            58,204
AT&T Corp.                                                                                    1,005,000            26,240
KT Corp. (ADR) (South Korea)                                                                    300,000             6,465
NTL Inc. (1)                                                                                  5,000,000                80


COMMUNICATIONS EQUIPMENT  -  1.38%
Cisco Systems, Inc. (1)                                                                       3,433,000            44,972
Nokia Corp. (ADR) (Finland)                                                                   1,600,000            24,800
Motorola, Inc.                                                                                1,035,000             8,953
3Com Corp. (1)                                                                                1,455,000             6,737
Juniper Networks, Inc. (1)                                                                       25,200               171


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.97%
Solectron Corp. (1)                                                                           4,384,000            15,563
Sanmina-SCI Corp. (1)                                                                         2,905,710            13,047
Flextronics International Ltd. (Singapore) (1)                                                1,500,000            12,285
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                 2,300,000             7,977
Jabil Circuit, Inc. (1)                                                                         400,000             7,168
Celestica Inc. (Canada) (1)                                                                     300,000             4,230


INTERNET SOFTWARE & SERVICES  -  0.96%
Yahoo! Inc. (1)                                                                               2,800,000            45,780
VeriSign, Inc. (1)                                                                            1,467,600            11,770
Homestore, Inc. (1)                                                                           2,400,000             2,040


ENERGY EQUIPMENT & SERVICES  -  0.93%
Baker Hughes Inc.                                                                               800,000            25,752
Schlumberger Ltd.                                                                               300,000            12,627
Nabors Industries Ltd. (1)                                                                      350,000            12,345
Patterson-UTI Energy, Inc. (1)                                                                  220,000             6,637


BIOTECHNOLOGY  -  0.90%
Genentech, Inc. (1)                                                                           1,500,000            49,740
Biogen, Inc. (1)                                                                                142,900             5,725


MULTI-UTILITIES & UNREGULATED POWER  -  0.67%
El Paso Corp.                                                                                 3,000,000            20,880
Questar Corp.                                                                                   750,000            20,865


HOUSEHOLD DURABLES  -  0.44%
Sony Corp. (Japan)                                                                              650,000            27,152


CONTAINERS & PACKAGING  -  0.42%
Sealed Air Corp. (1)                                                                            700,000            26,110


FOOD & DRUG RETAILING  -  0.40%
Walgreen Co.                                                                                    650,000            18,974
Whole Foods Market, Inc. (1)                                                                    110,000             5,800


FOOD PRODUCTS  -  0.40%
Unilever NV New York registered (Netherlands)                                                   300,000            18,513
Archer Daniels Midland Co.                                                                      484,600             6,009


CHEMICALS  -  0.37%
Valspar Corp.                                                                                   466,100            20,592
Syngenta AG (Switzerland)                                                                        43,491             2,521


MACHINERY  -  0.34%
Deere & Co.                                                                                     250,000            11,463
Illinois Tool Works Inc.                                                                        150,000             9,729


HEALTH CARE PROVIDERS & SERVICES  -  0.29%
Express Scripts, Inc. (1)                                                                       200,000             9,608
Lincare Holdings Inc. (1)                                                                       270,000             8,537


COMPUTERS & PERIPHERALS  -  0.28%
Dell Computer Corp. (1)                                                                         277,300             7,415
Hewlett-Packard Co.                                                                             284,625             4,941
Sun Microsystems, Inc. (1)                                                                    1,500,000             4,665


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.27%
Applera Corp. - Applied Biosystems Group                                                        965,600            16,937


BANKS  -  0.17%
Bank of New York Co., Inc.                                                                      450,000            10,782


Miscellaneous  -  2.38%
Other equity securities in initial period of acquisition                                                          148,249
Total equity securities (cost: $5,852,972,000)                                                                  5,593,433



                                                                                              Principal            Market
                                                                                                 amount             value
Bonds & notes                                                                                      (000)             (000)

MEDIA  -  0.03%
AOL Time Warner Inc. 5.625% 2005                                                                 $1,960             2,006
Total bonds and notes (cost: $1,849,000)                                                                            2,006



                                                                                              Principal            Market
                                                                                                 amount             value
Short-term securities                                                                              (000)             (000)

Corporate short-term notes  -  8.05%
Corporate Asset Funding Co. Inc. 1.31%-1.55% due 1/7-2/7/03 (3)                                  67,400            67,343
Receivables Capital Corp. 1.32%-1.35% due 1/9-2/7/03 (3)                                         50,000            49,956
Pfizer Inc 1.28%-1.31% due 1/29-2/19/03 (3)                                                      37,000            36,956
Schering Corp. 1.29% due 1/9-2/3/03                                                              36,400            36,378
BellSouth Corp. 1.30%-1.31% due 1/6-2/7/03 (3)                                                   32,000            31,985
Harvard University 1.52%-1.61% due 1/13-1/16/03                                                  30,600            30,582
Abbott Laboratories Inc. 1.29%-1.31% due 1/28-2/18/03 (3)                                        29,700            29,665
Harley-Davidson Funding Corp. 1.28%-1.31% due 1/17-2/10/03 (3)                                   26,500            26,470
Medtronic Inc. 1.57% due 1/17/03 (3)                                                             25,300            25,281
Triple-A One Funding Corp. 1.35% due 1/14/03 (3)                                                 25,000            24,987
Wells Fargo & Co. 1.31%-1.32% due 1/15/03                                                        25,000            24,986
Kraft Foods Inc. 1.30% due 1/28-2/4/03                                                           24,769            24,739
General Electric Capital Corp. 1.25% due 1/2/03                                                  24,000            23,998
Golden Peanut Co., LLC 1.32%-1.58% due 1/8-3/19/03                                               20,100            20,080
Scripps (E.W.) Co. 1.30%-1.50% due 1/15-2/12/03 (3)                                              20,000            19,975
General Dynamics Corp. 1.31% due 1/14/03 (3)                                                     15,000            14,992
Yale University 1.30% due 2/18/03                                                                11,000            10,981


Federal agency discount notes  -  1.69%
Federal Home Loan Bank 1.25%-1.65% due 1/10-1/24/03                                              40,926            40,895
Freddie Mac 1.28%-1.69% due 1/16-3/13/03                                                         35,100            35,023
Fannie Mae 1.28%-1.69% due 1/8-2/6/03                                                            28,972            28,949
Total short-term securities (cost: $604,219,000)                                                                  604,221
Total investment securities (cost: $6,459,040,000)                                                              6,199,660
New Taiwanese Dollar (cost: $2,919,000)                                                      NT$ 97,521             2,818
Other assets less liabilities                                                                                       1,440
Net assets                                                                                                     $6,203,918

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

INTERNATIONAL FUND
Investment portfolio, December 31, 2002



                                                                                                                   Market
                                                                                                                    value
Stockss (common & preferred)                                                                         Shares          (000)

Oil & gas  -  9.92%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            2,422,400        36,191
"Shell" Transport and Trading Co., PLC (United Kingdom)                                           2,840,000        18,700
"Shell" Transport and Trading Co., PLC (ADR)                                                        410,000        15,957
Norsk Hydro AS (Norway)                                                                             640,000        28,694
Norsk Hydro AS (ADR)                                                                                100,000         4,441
ENI SpA (Italy)                                                                                   1,650,000        26,235
Husky Energy Inc. (Canada)                                                                        2,250,000        23,491
Petro-Canada (Canada)                                                                               740,000        22,944
Nexen Inc. (Canada)                                                                                 420,655         9,133


Pharmaceuticals  -  8.40%
Shionogi & Co., Ltd. (Japan)                                                                      2,712,000        38,325
AstraZeneca PLC (United Kingdom)                                                                  1,027,500        36,386
Sanofi-Synthelabo (France)                                                                          440,000        26,899
Aventis SA (France)                                                                                 282,000        15,331
UCB NV (Belgium)                                                                                    483,894        15,235
Novo Nordisk A/S, Class B (Denmark)                                                                 491,500        14,216
H. Lundbeck A/S (Denmark)                                                                           390,253        10,377
Elan Corp., PLC (ADR) (Ireland) (1)                                                                 200,000           492


Food products  -  7.39%
Nestle SA (Switzerland)                                                                             231,520        49,117
Koninklijke Numico NV, Class C (Netherlands)                                                      2,234,475        28,141
Unilever NV (Netherlands)                                                                           255,000        15,669
Unilever NV New York registered                                                                     150,000         9,256
Groupe Danone (France)                                                                              128,700        17,316
Unilever PLC (United Kingdom)                                                                     1,200,000        11,417
Yakult Honsha Co., Ltd. (Japan)                                                                     659,000         7,504


Diversified telecommunication services  -  6.63%
Telekom Austria AG (Austria) (1)                                                                  6,215,000        62,943
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                               749,000        23,953
Koninklijke PTT Nederland NV (Netherlands) (1)                                                    1,622,300        10,556
Hellenic Telecommunications Organization SA (Greece)                                                950,000        10,469
BCE Inc. (Canada)                                                                                   340,300         6,148
Swisscom AG (Switzerland)                                                                            20,000         5,800
Deutsche Telekom AG (Germany)                                                                       175,200         2,247
Philippine Long Distance Telephone Co. (Philippines) (1)                                            205,000         1,037
Philippine Long Distance Telephone Co. (ADR) (Philippines) (1)                                      154,000           775
Telewest Communications PLC (United Kingdom) (1)                                                  8,500,000           274
Bayan Telecommunications Holdings Corp., Class A (Philippines)  (1) (2) (3)                          43,010
Bayan Telecommunications Holdings Corp., Class B (Philippines) (1) (2) (3)                           14,199


Beverages  -  5.80%
Heineken NV (Netherlands)                                                                           960,000        37,480
Orkla AS (Norway)                                                                                 1,941,342        33,078
Southcorp Ltd. (Australia)                                                                        6,861,165        17,655
Molson Inc., Class A (Canada)                                                                       520,000        11,026
Foster's Group Ltd. (Australia)                                                                   3,716,499         9,356


Electronic equipment & instruments  -  5.80%
Samsung SDI Co., Ltd. (South Korea)                                                                 465,920        26,915
Murata Manufacturing Co., Ltd. (Japan)                                                              385,000        15,077
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                   410,000        15,040
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                     4,306,980        14,937
Hirose Electric Co., Ltd. (Japan)                                                                   171,000        13,047
Hoya Corp. (Japan)                                                                                  175,000        12,247
Orbotech Ltd. (Israel) (1)                                                                          550,000         7,567
EPCOS AG (Germany) (1)                                                                              362,400         3,754


Banks  -  4.93%
Allied Irish Banks, PLC (Ireland)                                                                 2,140,803        28,893
Bank of Nova Scotia (Canada)                                                                        315,000        10,515
Svenska Handelsbanken Group, Class A (Sweden)                                                       765,000        10,227
Lloyds TSB Group PLC (United Kingdom)                                                             1,340,000         9,621
HSBC Holdings PLC (United Kingdom)                                                                  740,000         8,178
Kookmin Bank (South Korea)                                                                          190,000         6,730
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                       360,000         3,942
Westpac Banking Corp. (Australia)                                                                   501,900         3,860
Sumitomo Mitsui Financial Group, Inc. (Japan) (1)                                                     1,010         3,156
Hang Seng Bank Ltd. (Hong Kong)                                                                     264,000         2,810
Mizuho Holdings, Inc. (Japan)                                                                         2,200         2,057
Societe Generale (France)                                                                            34,500         2,010
DBS Group Holdings Ltd. (Singapore)                                                                  34,000           216


Semiconductor equipment & products  -  4.59%
Rohm Co., Ltd. (Japan)                                                                              279,400        35,554
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                         18,286,892        22,515
Samsung Electronics Co., Ltd. (South Korea)                                                          65,000        17,212
Tokyo Electron Ltd. (Japan)                                                                         115,800         5,237
ASML Holding NV (Netherlands) (1)                                                                   500,000         4,177
Dialog Semiconductor PLC (Germany) (1)                                                            1,369,108         1,308


Media  -  4.40%
Mediaset SpA (Italy)                                                                              4,100,000        31,240
News Corp. Ltd. (ADR) (Australia)                                                                   362,000         9,503
News Corp. Ltd., preferred (Australia)                                                              204,605         1,093
News Corp. Ltd. (Australia)                                                                         100,000           642
Vivendi Universal (France)                                                                          650,000        10,499
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                          360,000        10,055
Nippon Television Network Corp. (Japan)                                                              42,000         6,261
Granada PLC (United Kingdom)                                                                      4,000,000         5,136
Pearson PLC (United Kingdom)                                                                        500,000         4,624
SET Satellite (Singapore) Pte. Ltd. (India)  (1) (2) (3)                                            800,276         2,086
SET India Ltd. (India)  (1) (2) (3)                                                                  32,200         1,073
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                    1,936,000           122
KirchMedia GmbH & Co. KGaA, nonvoting (Germany)  (1) (2) (3)                                        675,511
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                         239,788


Wireless telecommunication services  -  4.03%
Vodafone Libertel NV (Netherlands) (1)                                                            2,819,900        30,128
Vodafone Group PLC (United Kingdom)                                                               8,500,000        15,497
KDDI Corp. (Japan)                                                                                    2,750         8,917
NTT DoCoMo, Inc. (Japan)                                                                              3,900         7,193
America Movil SA de CV, Series L (ADR) (Mexico)                                                     480,000         6,893
China Unicom Ltd. (China) (1)                                                                     7,478,200         5,082
Egyptian Co. for Mobile Services  S.A.E. (Egypt)                                                    260,000         1,741


Metals & mining  -  3.68%
Cia. Vale do Rio Doce (ADR) (Brazil)                                                                448,500        12,966
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                                298,000         8,229
Alumina Ltd. (Australia)                                                                          4,777,223        13,095
BHP Billiton PLC (United Kingdom)                                                                 2,387,852        12,753
WMC Resources Ltd (Australia) (1)                                                                 4,777,223        11,277
Xstrata PLC (United Kingdom) (1)                                                                    683,400         7,140
Corus Group PLC (United Kingdom) (1)                                                              8,110,500         3,558


Specialty retail -  3.26%
Fast Retailing Co., Ltd. (Japan)                                                                    629,800        22,171
INDITEX SA (Spain) (1)                                                                              859,977        20,316
Dixons Group PLC (United Kingdom)                                                                 7,192,341        16,789
Kingfisher PLC (United Kingdom)                                                                     484,752         1,736


Automobiles  -  2.62%
Honda Motor Co., Ltd. (Japan)                                                                       711,000        26,287
Suzuki Motor Corp. (Japan)                                                                        1,700,000        18,469
Renault SA (France)                                                                                  90,000         4,230


Diversified financials  -  2.06%
Housing Development Finance Corp. Ltd.  (India) (2)                                               1,866,000        13,960
ING Groep NV (Netherlands)                                                                          780,000        13,212
Groupe Bruxelles Lambert SA (Belgium)                                                               280,000        11,463


Chemicals  -  1.64%
L'Air Liquide (France)                                                                              120,000        15,831
Nitto Denko Corp. (Japan)                                                                           521,100        14,833


Paper & forest products  -  1.62%
UPM-Kymmene Corp. (Finland)                                                                         945,000        30,348


Insurance  -  1.50%
AEGON NV (Netherlands)                                                                              950,000        12,224
Allianz AG (Germany)                                                                                110,500        10,449
Munchener Ruckversicherungs-Gesellschaft AG(Germany)                                                 45,000         5,379


Food & drug retailing  -  1.33%
Koninklijke Ahold NV (Netherlands)                                                                1,180,000        14,985
Woolworths Ltd. (Australia)                                                                       1,168,600         7,452
Loblaw Companies Ltd. (Canada)                                                                       75,000         2,544


Airlines  -  1.33%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                            260,000        10,182
Ryanair Holdings PLC (1)                                                                            346,200         2,453
British Airways PLC (United Kingdom) (1)                                                          2,846,900         6,187
Deutsche Lufthansa AG (Germany) (1)                                                                 640,000         6,052


Textiles, apparel & luxury goods  -  1.05%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                        1,050,000        19,615


Electric utilities  -  1.00%
Scottish Power PLC (United Kingdom)                                                               3,165,184        18,472
Manila Electric Co., Class A (GDR) (Philippines)  (1) (2) (3)                                       272,000           152
Manila Electric Co., Class A, share purchase right, expire 2003 (Philippines) (1) (3)                95,300            13
Manila Electric Co., Class A share purchase right, expire 2003 (Philippines) (1) (3)                 39,600             5


Construction materials  -  0.85%
Holcim Ltd. (Switzerland)                                                                            50,000         9,087
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                          312,948         6,732
Cemex, SA de CV, warrants, expire 2004 (Mexico) (1)                                                  92,038           170


Auto components  -  0.79%
Denso Corp. (Japan)                                                                                 900,000        14,757


Distributors  -  0.76%
Li & Fung Ltd. (Hong Kong)                                                                       14,980,000        14,215


Multiline retail  -  0.63%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                                                   6,080,000        11,826


Health care providers & services  -  0.62%
Fresenius Medical Care AG, preferred (Germany)                                                      380,000        11,565


Software  -  0.61%
SAP AG (Germany)                                                                                    145,000        11,368


Household products  -  0.57%
Uni-Charm Corp. (Japan)                                                                             173,800         6,894
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                              1,600,000         3,703


Office electronics  -  0.56%
Canon, Inc. (Japan)                                                                                 280,000        10,541


Machinery  -  0.53%
Metso Oyj (Finland)                                                                                 830,000         8,972
Volvo AB, Class B (Sweden)                                                                           51,900           849


Commercial services & supplies  -  0.50%
Brambles Industries Ltd. (Australia)                                                              2,000,000         5,258
Hays PLC (United Kingdom)                                                                         1,500,000         2,240
Securitas AB, Class B (Sweden)                                                                      155,000         1,858


Household durables  -  0.46%
Sony Corp. (Japan)                                                                                  200,000         8,354
Nintendo Co., Ltd. (Japan)                                                                            2,800           262


Biotechnology  -  0.43%
Serono SA, Class B (Switzerland)                                                                     15,000         8,048


Computers & peripherals  -  0.42%
Quanta Computer Inc. (Taiwan)                                                                     3,707,650         6,108
Opticom ASA (Norway) (1)                                                                            194,000         1,695


Electrical equipment  -  0.38%
Johnson Electric Holdings Ltd. (Hong Kong)                                                        6,461,500         7,084


Other industries  -  0.86%
Siemens AG (Germany)                                                                                105,000         4,463
Nokia Corp., Class A (Finland)                                                                      250,000         3,975
Zhejiang Expressway Co. Ltd., Class H (China)                                                     8,654,000         3,329
Bombardier Inc., Class B (Canada)                                                                   800,000         2,698
Lumenis Ltd. (Israel) (1)                                                                           818,140         1,636

Total stocks (cost: $1,978,663,000)                                                                             1,721,365






                                                                                                  Principal        Market
                                                                                                     amount         value
Convertible debentures                                                                                 (000)         (000)

Diversified telecommunications services  -  0.06%
COLT Telecom Group PLC 2.00%  2006                                                           Euro     2,400         1,133
   (United Kingdom)

Total convertible debentures (cost: $3,893,000)                                                                     1,133

Miscellaneous  -  0.30%
Other equity securities in initial period of acquisition                                                            5,612

Total equity securities (cost: $1,982,556,000)                                                                  1,728,110

                                                                                                                   Market
                                                                                                                    value
Bonds & Notes                                                                                                        (000)

Capital goods  -  0.03%
Elektrim Finance BV 2.00% 2005 (Poland) (3)                                                  Euro        937          590

Total bonds & notes (cost: $579,000)                                                                                  590

                                                                                                                   Market
                                                                                                                    value
Short-term securities                                                                                                (000)

Corporate short-term notes  -  7.67%
Danske Corp. Inc. 1.31%-1.32% due 2/10-2/19/03                                                      $21,500       $21,463
UBS Finance (Delaware) Inc. 1.20% due 1/2/03                                                         24,100        24,099
Stadshypotek AB 1.35% due 1/22/03 (2)                                                                20,000        19,984
HBOS Treasury Services PLC 1.35% due 1/23/03                                                         20,000        19,983
Harley-Davidson Funding Corp. 1.31%-1.32% due 1/10-1/16/03 (2)                                       18,000        17,991
Rio Tinto America Inc. 1.36% due 1/7/03 (2)                                                          15,000        14,996
Bank of Ireland 1.32% due 2/19/03 (2)                                                                15,000        14,972
Asset Securitization Cooperative Corp. 1.33% due 1/6/03 (2)                                          10,000         9,998
Total short-term securities (cost: $143,559,000)                                                                  143,486
Total investment securities (cost: $2,126,694,000)                                                              1,872,186
New Taiwanese Dollar (cost: $1,535,000)                                                           NT$53,098         1,535
Other assets less liabilities                                                                                    $ (1,745)

Net assets                                                                                                     $1,871,976

(1) Security did not product income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

NEW WORLD FUND
Investment portfolio as of December 31, 2002



                                                                                                                          Market
                                                                                                 Shares                    value
Stocks (common & preferred)                                                                                                 (000)

Beverages  -  8.78%
Coca-Cola Co. (USA)                                                                             100,500         $          4,404
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                              65,500                    2,385
Orkla AS (Norway)                                                                                86,142                    1,468
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                        94,000                    1,463
Anheuser-Busch Companies, Inc. (USA)                                                             30,000                    1,452
PepsiCo, Inc. (USA)                                                                              33,900                    1,431
Heineken NV (Netherlands)                                                                        35,000                    1,366


Banks  -  7.67%
State Bank of India                                                                             277,000                    1,635
Bank Zachodni WBK SA (Poland)                                                                    81,395                    1,495
Shinhan Financial Group Co., Ltd. (South Korea)                                                 138,230                    1,445
Allied Irish Banks, PLC (Ireland)                                                               101,675                    1,372
OTP Bank Rt. (Hungary)                                                                          109,000                    1,073
ICICI Bank Ltd. (India)                                                                         342,193                    1,004
ICICI Bank Ltd. (ADR)                                                                             8,000                       52
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                    90,400                      990
HSBC Holdings PLC (United Kingdom)                                                               79,000                      864
United Overseas Bank Ltd. (Singapore)                                                           100,000                      681
Korea Exchange Bank (South Korea) (1)                                                           190,000                      610
Australia and New Zealand Banking Group Ltd. (Australia)                                         55,000                      534
Bank of the Philippine Islands (Philippines)                                                    537,180                      337
Kookmin Bank (South Korea)                                                                        3,000                      106


Food products  -  5.24%
Nestle India Ltd. (India)                                                                       171,550                    1,874
Unilever PLC (United Kingdom)                                                                   170,000                    1,617
Nestle SA (Switzerland)                                                                           6,655                    1,412
Unilever NV (Netherlands)                                                                        20,000                    1,229
Sara Lee Corp. (USA)                                                                             53,000                    1,193
Groupe Danone (France)                                                                            7,491                    1,008


Metals & mining  -  5.10%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                             76,000                    2,099
Cia. Vale do Rio Doce (ADR)                                                                      21,900                      633
Phelps Dodge Corp. (USA) (1)                                                                     47,000                    1,488
POSCO (South Korea)                                                                              13,420                    1,335
Xstrata PLC (United Kingdom) (1)                                                                 82,000                      857
BHP Billiton PLC (United Kingdom)                                                               142,664                      762
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1)                                           31,000                      520
Anglo American PLC (United Kingdom)                                                              28,688                      424


Diversified telecommunication services  -  4.42%
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                            184,100                    1,766
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                            45,000                    1,439
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Class B (Indonesia)          3,020,000                    1,301
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                            40,000                      712
KT Corp. (ADR) (South Korea)                                                                     30,000                      646
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina) (1)                         268,600                      604
Bharti Tele-Ventures Ltd. (India) (1)                                                           790,000                      376
Portugal Telecom, SA (Portugal)                                                                  21,800                      150
Hellenic Telecommunications Organization SA (Greece)                                              2,800                       31


Pharmaceuticals  -  3.99%
Dr. Reddy's Laboratories Ltd. (India)                                                            84,000                    1,576
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                               32,000                    1,236
PLIVA DD (GDR) (Croatia)                                                                         80,000                    1,136
AstraZeneca PLC (United Kingdom)                                                                 31,800                    1,121
Aventis (France)                                                                                 18,000                      979
Pfizer Inc (USA)                                                                                  9,700                      297


Electronic equipment & instruments  -  3.81%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                   539,925                    1,873
Samsung SDI Co., Ltd. (South Korea)                                                              20,000                    1,155
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                26,000                      954
Venture Corp. Ltd. (Singapore)                                                                  101,000                      810
Orbotech Ltd. (Israel) (1)                                                                       50,000                      688
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                    800,000                      585


Oil & gas  -  3.55%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                          115,000                    1,718
LUKoil Holding (ADR) (Russia)                                                                    21,400                    1,301
Nexen Inc. (Canada)                                                                              31,043                      674
Sasol Ltd. (South Africa)                                                                        50,000                      614
Noble Energy, Inc. (USA)                                                                         15,000                      563
PTT Exploration and Production PCL (Thailand)                                                   118,100                      389
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                    10,000                      389


Wireless telecommunication services  -  3.29%
China Unicom Ltd. (China) (1)                                                                 2,178,000                    1,480
China Mobile (Hong Kong) Ltd. (China) (1)                                                       450,000                    1,070
GLOBE TELECOM, Inc. (Philippines) (1)                                                           107,529                      901
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                      50,000                      765
America Movil SA de CV, Series L (ADR) (Mexico)                                                  30,500                      438
COSMOTE Mobile Telecommunications SA (Greece)                                                    37,500                      369
Maxis Communications Bhd. (Malaysia) (1)                                                        149,000                      212


Automobiles  -  2.55%
Suzuki Motor Corp. (Japan)                                                                      193,000                    2,097
Honda Motor Co., Ltd. (Japan)                                                                    53,000                    1,959


Construction materials  -  2.42%
Associated Cement Companies Ltd. (India)                                                        470,000                    1,620
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                            645,000                    1,104
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                       28,686                      617
Holcim Ltd. (Switzerland)                                                                         2,800                      509


Media  -  2.26%
Independent News & Media PLC (Ireland)                                                        1,107,924                    1,802
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                       39,500                    1,103
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                2,250,000                      685
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                   39,000                        2


Personal products  -  2.23%
Avon Products, Inc. (USA)                                                                        65,800                    3,545



Paper & forest products  -  1.98%
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                   130,000                    2,137
Sappi Ltd. (South Africa)                                                                        76,000                    1,018


Diversified financials  -  1.71%
Housing Development Finance Corp. Ltd. (India)                                                  303,100                    2,268
Housing Development Finance Corp. Ltd.  (2)                                                      28,000                      209
First Pacific Co. Ltd. (Hong Kong) (1)                                                        2,772,432                      249


Commercial services & supplies  -  1.51%
Sylvan Learning Systems, Inc. (USA) (1)                                                         120,000                    1,968
Sabre Holdings Corp., Class A (USA) (1)                                                          24,155                      437


Semiconductor equipment & products  -  1.45%
Samsung Electronics Co., Ltd. (South Korea)                                                       8,320                    2,203
ASM Pacific Technology Ltd. (Hong Kong)                                                          55,500                      107


Electric utilities  -  0.91%
Huaneng Power International, Inc., Class H (China)                                            1,800,000                    1,443


Multiline retail  -  0.89%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                             62,000                    1,410


Household products  -  0.89%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                            609,000                    1,409


Food & drug retailing  -  0.85%
Migros Turk TA? (Turkey)                                                                    154,200,000                    1,351


Aerospace & defense  -  0.79%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR) (Brazil)              78,805                    1,253


Gas utilities  -  0.72%
Gas Natural SDG, SA (Spain)                                                                      60,000                    1,138


Multi-utilities & unregulated power  -  0.46%
AES Corp. (USA) (1)                                                                             245,000                      740


Electrical equipment  -  0.46%
Johnson Electric Holdings Ltd. (Hong Kong)                                                      667,000                      731


Real estate  -  0.45%
SM Prime Holdings, Inc. (Philippines)                                                         8,110,000                      722


Chemicals  -  0.44%
Hyosung Corp. (South Korea)                                                                      62,400                      679
Asian Paints (India) Ltd. (India)                                                                 2,350                       16


Distributors  -  0.39%
Li & Fung Ltd. (Hong Kong)                                                                      660,000                      626


Building products  -  0.38%
Asahi Glass Co., Ltd. (Japan)                                                                   100,000                      612


IT consulting & services  -  0.38%
Infosys Technologies Ltd. (India)                                                                 6,000                      598


Industrial conglomerates  -  0.29%
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                   874,309                      465


Household durables  -  0.29%
Sony Corp. (Japan)                                                                               11,000                      459


Construction & engineering  -  0.26%
Daelim Industrial Co., Ltd. (South Korea)                                                        35,000                      421


Other industries -  0.41%
Lumenis Ltd. (Israel) (1)                                                                        13,000                       26
China Oilfield Services Ltd. (China) (1)                                                        274,300                       67
AsiaInfo Holdings, Inc. (China) (1)                                                              38,000                      241
Quanta Computer Inc. (Taiwan)                                                                   194,000                      320




Total stocks (cost: $125,705,000)                                                                                        113,302

                                                                                              Principal                   Market
                                                                                                 amount                    value
Convertible debentures                                                                             (000)                    (000)

Semiconductor equipment & Products  -  0.72%
Amkor Technology, Inc. 5.75% convertible notes 2006                                              $2,050                    1,148


Aerospace & defense  -  0.16%
Banco Nacional de Desenvolvimento Economico e Social 6.50% convertible debentures 2006 (2)          300                      249

Total convertible debentures (cost: $1,359,000)                                                                            1,397

Miscellaneous  -  0.01%
Other equity securities in initial period of acquisition                                                                      11


Total equity securities (cost: $127,064,000)                                                                             114,710



                                                                                                                          Market
                                                                                                                           value
Bonds & notes                                                                                                               (000)

Wireless telecommunication services  -  0.53%
Cellco Finance NV 12.75% 2005                                                                       350                      359
GLOBE TELECOM, Inc. 13.00% 2009                                                                     247                      290
PTC International Finance BV 0%/10.75% 2007 (6)                                                     189                      197


Electrical equipment  -  0.08%
Elektrim Finance BV 2.00% 2005 (7)                                                                  220                      139


Oil & gas  -  0.04%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (8)                                             100                       64


Non-U.S. government obligations  -  8.78%
Russian Federation:
  5.00% 2030 (2)  (3)                                                                             2,906                    2,310
  5.00% 2030 (3)                                                                                  1,000                      795
  8.25% 2010 (2)                                                                                    366                      388
  8.25% 2010                                                                                        250                      265
United Mexican States Government Eurobonds, Global:
  10.375% 2009                                                                                      750                      925
  9.875% 2007                                                                                       750                      897
  11.375% 2016                                                                                      623                      836
  8.625% 2008                                                                                       375                      432
  8.30% 2031                                                                                        365                      386
  9.875% 2010                                                                                       125                      154
Panama (Republic of):
  9.375% 2029                                                                                       835                      898
  9.375% 2023                                                                                       392                      405
  Interest Reduction Bond 5.00% 2014 (3)                                                            428                      381
Brazil (Federal Republic of):
  10.125% 2027                                                                                    1,175                      708
  14.50% 2009                                                                                       450                      375
  2.625% 2009 (3)                                                                                   379                      252
  Bearer 8.00% 2014 (4)                                                                             308                      204
Turkey (Republic of) 11.875% 2030                                                                 1,225                    1,289
Philippines (Republic of) 10.625% 2025                                                              650                      671
Croatian Government:
  Series A, 2.688% 2010 (3)                                                                         484                      482
  Series B, 2.688% 2006 (3)                                                                          50                       49
Argentina (Republic of):
  12.25% 2018 (4)  (5)                                                                            1,050                      215
  7.00%/15.50% 2008 (5)  (6)                                                                        389                       88
  12.00% 2031  (4)  (5)                                                                             305                       63
Poland (Republic of), Past Due Interest Bond, Bearer 7.00% 2014 (3)                                 324                      331
Venezuela (Republic of) 9.25% 2027                                                                  200                      136
Colombia (Republic of) 10.75% 2013                                                                   25                       26




Total bonds & notes (cost: $13,982,000)                                                                                   15,010





                                                                                              Principal                   Market
                                                                                                 amount                    value
Short-term securities                                                                              (000)                    (000)

Corporate short-term notes  -  14.26%
Rio Tinto America 1.33% due 1/10/03 (2)                                                           3,200                    3,199
Gaz de France 1.33% due 2/6/03                                                                    3,000                    2,996
Dexia Delaware LLC 1.32% due 2/13/03                                                              2,800                    2,796
UBS Finance (Delaware) LLC 1.20% due 1/2/03                                                       2,600                    2,600
BMW U.S. Capital Corp. 1.32% due 1/27/03                                                          2,200                    2,198
ChevronTexaco Corp. 1.32% due 1/6/03                                                              2,000                    2,000
ABN AMRO North America Finance Inc. 1.30% due 1/21/03                                             2,000                    1,998
HBOS Treasury Services PLC 1.32% due 1/21/03                                                      2,000                    1,998
Toyota Motor Credit Corp. 1.32% due 1/29/03 (2)                                                   1,500                    1,498
Danske Corp. 1.30% due 2/18/03                                                                    1,400                    1,398


Federal agency discount notes  -  3.39%
Freddie Mac 1.27%-1.28% due 1/14-2/12/03                                                          5,400                    5,395


Total short-term securities (cost: $28,076,000)                                                                           28,076

Total investment securities (cost: $169,122,000)                                                                         157,796

New Taiwanese Dollar (cost:  $54,000)                                                          NT$1,812                       52

Other assets less liabilities                                                                                              1,245

Net assets                                                                                                              $159,093

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making interest payments;
    bankruptcy proceedings pending.
(6) Step bond; coupon rate will increase at a later date.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through security backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturity
    is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

BLUE CHIP INCOME AND GROWTH FUND
Investment portfolio as of December 31, 2002

                                                                                                           Market
                                                                                                           value
Equity securities (common & preferred stocks)                                              Shares          (000)


Diversified financials  -  13.15%
J.P. Morgan Chase & Co.                                                                       725,000          $17,400
Household International, Inc.                                                                 550,000           15,296
Fannie Mae                                                                                    155,000            9,971
Freddie Mac                                                                                   140,000            8,267
Capital One Financial Corp.                                                                   270,000            8,024
SLM Corp.                                                                                      40,000            4,154

Pharmaceuticals  -  9.41%
Eli Lilly and Co.                                                                             222,400           14,122
Pfizer Inc                                                                                    380,000           11,617
AstraZeneca PLC (ADR) (United Kingdom)                                                        150,000            5,264
Merck & Co., Inc.                                                                              90,000            5,095
Schering-Plough Corp.                                                                         210,000            4,662
Bristol-Myers Squibb Co.                                                                      190,000            4,398

Computers & peripherals  -  5.85%
International Business Machines Corp.                                                         160,000           12,400
Hewlett-Packard Co.                                                                           550,000            9,548
EMC Corp.  (1)                                                                              1,000,000            6,140

Diversified telecommunication services  -  5.70%
AT&T Corp.                                                                                    355,000            9,269
Sprint Corp. - FON Group (formerly Sprint FON Group)                                          600,000            8,688
Verizon Communications Inc.                                                                   180,000            6,975
SBC Communications Inc.                                                                        90,000            2,440

Oil & gas  -  5.20%
ChevronTexaco Corp.                                                                           154,000           10,238
Unocal Corp.                                                                                  160,000            4,893
Marathon Oil Corp.                                                                            225,600            4,803
Royal Dutch Petroleum Co., New York registered (Netherlands)                                   70,000            3,081
ConocoPhillips                                                                                 40,000            1,936

Specialty retail  -  4.58%
Lowe's Companies, Inc.                                                                        300,000           11,250
TJX Companies, Inc.                                                                           225,000            4,392
Gap, Inc.                                                                                     230,000            3,570
Limited Brands, Inc.                                                                          200,000            2,786

Food products  -  4.11%
H.J. Heinz Co.                                                                                375,000           12,326
Unilever NV, New York registered (Netherlands)                                                120,000            7,405

Electric utilities  -  3.60%
FPL Group, Inc.                                                                               129,600            7,793
Xcel Energy Inc.                                                                              500,000            5,500
TXU Corp.                                                                                     166,700            3,114
FirstEnergy Corp.                                                                              25,901              854

Industrial conglomerates  -  3.55%
General Electric Co.                                                                          700,000           17,045

Chemicals  -  2.97%
Dow Chemical Co.                                                                              365,000           10,840
Air Products and Chemicals, Inc.                                                               80,000            3,420

Multiline retail  -  2.78%
Target Corp.                                                                                  445,000           13,350

Hotels, restaurants & leisure  -  2.62%
McDonald's Corp.                                                                              550,000            8,844
Carnival Corp.                                                                                150,000            3,743

Multi-utilities & unregulated power  -  2.61%
Duke Energy Corp.                                                                             640,000           12,506

Banks  -  2.48%
Wells Fargo & Co.                                                                             119,300            5,592
FleetBoston Financial Corp.                                                                   160,000            3,888
Bank of New York Co., Inc.                                                                    100,000            2,396

Health care providers & services  -  2.45%
IMS Health Inc.                                                                               513,800            8,221
Cardinal Health, Inc.                                                                          60,000            3,551

Commercial services & supplies  -  2.38%
Pitney Bowes Inc.                                                                             200,000            6,532
Automatic Data Processing, Inc.                                                               125,000            4,906

Food & drug retailing  -  2.18%
Albertson's, Inc.                                                                             470,000           10,462

Media  -  2.03%
Interpublic Group of Companies, Inc.                                                          435,000            6,125
AOL Time Warner Inc.  (1)                                                                     275,000            3,602

Insurance  -  2.00%
American International Group, Inc.                                                            100,000            5,785
Jefferson-Pilot Corp.                                                                         100,000            3,811

IT consulting & services  -  1.73%
Electronic Data Systems Corp.                                                                 450,000            8,293

Semiconductor equipment & products  -  1.57%
Texas Instruments Inc.                                                                        277,100            4,159
Applied Materials, Inc.  (1)                                                                  260,000            3,388

Household products  -  1.34%
Kimberly-Clark Corp.                                                                          135,000            6,408

Aerospace & defense  -  1.32%
United Technologies Corp.                                                                      75,000            4,646
Honeywell International Inc.                                                                   70,500            1,692

Electronic equipment & instruments  -  1.16%
Solectron Corp.  (1)                                                                          834,300            2,962
Sanmina-SCI Corp.  (1)                                                                        575,000            2,582

Paper & forest products  -  0.87%
Weyerhaeuser Co.                                                                               85,000            4,183

Leisure equipment & products  -  0.80%
Eastman Kodak Co.                                                                             110,000            3,854

Energy equipment & services  -  0.79%
Schlumberger Ltd.                                                                              90,000            3,788

Air freight & logistics  -  0.79%
United Parcel Service, Inc., Class B                                                           60,000            3,785

Electrical equipment  -  0.61%
Emerson Electric Co.                                                                           57,300            2,914

Health care equipment & supplies  -  0.37%
Applera Corp. - Applied Biosystems Group                                                      100,000            1,754

Miscellaneous  -  1.93%
Other equity securities in initial period of acquisition                                                         9,276


Total equity securities (cost: $526,449,000)                                                                   445,974



                                                                                         Principal         Market
                                                                                           amount          value
Short-term securities                                                                      (000)           (000)


Corporate short-term notes  -  4.90%
Coca-Cola Co. 1.25% due 1/6/03                                                                 12,000           11,997
Corporate Asset Funding Co. 1.33% due 1/28/03 (2)                                               6,000            5,994
Pfizer Inc 1.20% due 1/2/03 (2)                                                                 5,500            5,500

Federal agency discount notes  -  4.31%
Federal Home Loan Bank 1.27%-1.28% due 1/3-1/8/03                                              20,700           20,697


Total short-term securities (cost: $44,188,000)                                                                 44,188


Total investment securities (cost: $570,637,000)                                                               490,162
Other assets less liabilities                                                                                  (10,284)


Net assets                                                                                                    $479,878


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH-INCOME FUND
Investment portfolio as of December 31, 2002




                                                                                                         Market
                                                                                                          value
Stocks (common & preferred)                                                               Shares           (000)

OIL & GAS  -  6.70%
Petro-Canada (Canada)                                                                  4,100,000       $127,119
Marathon Oil Corp.                                                                     3,450,000         73,450
ChevronTexaco Corp.                                                                      970,000         64,486
Devon Energy Corp.                                                                     1,100,000         50,490
Exxon Mobil Corp.                                                                        850,000         29,699
Husky Energy Inc. (Canada)                                                             2,742,800         28,636
Royal Dutch Petroleum Co., New York registered (Netherlands)                             600,000         26,412
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                            568,900         22,142
"Shell" Transport and Trading Co., PLC                                                   486,600          3,204
Unocal Corp.                                                                             700,000         21,406
Noble Energy, Inc.                                                                       500,000         18,775
ConocoPhillips (formerly Conoco, Inc.)                                                   231,511         11,203
Kerr-McGee Corp.                                                                         225,000          9,967
Ashland Inc.                                                                             250,000          7,132


PHARMACEUTICALS  -  6.59%
Eli Lilly and Co.                                                                      1,535,000         97,472
Bristol-Myers Squibb Co.                                                               2,900,000         67,135
Scios Inc.  (1)                                                                        1,911,900         62,290
Schering-Plough Corp.                                                                  2,380,000         52,836
Pfizer Inc                                                                             1,487,500         45,473
Pharmacia Corp.                                                                        1,060,000         44,308
Forest Laboratories, Inc.  (1)                                                           382,400         37,559
Merck & Co., Inc.                                                                        500,000         28,305
AstraZeneca PLC (ADR) (United Kingdom)                                                   756,750         26,554
Johnson & Johnson                                                                        450,000         24,169


DIVERSIFIED FINANCIALS  -  6.26%
J.P. Morgan Chase & Co.                                                                7,450,000        178,800
Household International, Inc.                                                          3,150,000         87,601
Freddie Mac                                                                              775,000         45,764
Capital One Financial Corp.                                                            1,400,000         41,608
Providian Financial Corp.  (1)                                                         5,160,000         33,488
Principal Financial Group, Inc.                                                          916,900         27,626
American Express Co.                                                                     700,000         24,745
Citigroup Inc.                                                                           550,050         19,356
MBNA Corp.                                                                               150,000          2,853


COMMERCIAL SERVICES & SUPPLIES  -  4.50%
Allied Waste Industries, Inc.  (1)                                                     9,641,800         96,418
Pitney Bowes Inc.                                                                      2,282,200         74,537
ServiceMaster Co.                                                                      3,900,000         43,290
Avery Dennison Corp.                                                                     600,000         36,648
Ceridian Corp.  (1)                                                                    2,000,000         28,840
Concord EFS, Inc.  (1)                                                                 1,500,000         23,610
Sabre Holdings Corp., Class A  (1)                                                       750,000         13,582
Robert Half International Inc.  (1)                                                      500,000          8,055
Waste Management, Inc.                                                                   300,000          6,876


INSURANCE  -  4.19%
American International Group, Inc.                                                     1,900,000        109,915
XL Capital Ltd., Class A                                                                 780,000         60,255
Manulife Financial Corp. (Canada)                                                      2,500,000         54,275
Allstate Corp.                                                                         1,100,000         40,689
MGIC Investment Corp.                                                                    475,000         19,617
Jefferson-Pilot Corp.                                                                    400,000         15,244
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                              4,500,000          8,748


BANKS  -  4.14%
Wells Fargo & Co.                                                                      2,020,000         94,677
Bank of America Corp.                                                                    775,000         53,917
Wachovia Corp.                                                                           830,000         30,245
FleetBoston Financial Corp.                                                            1,200,000         29,160
BANK ONE CORP.                                                                           768,012         28,071
PNC Financial Services Group, Inc.                                                       650,000         27,235
Bank of New York Co., Inc.                                                             1,000,000         23,960
SunTrust Banks, Inc.                                                                     200,000         11,384
Sumitomo Mitsui Banking Corp. (ADR) (Japan)                                            1,200,000          3,540
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                     600,000          3,210


MEDIA  -  4.02%
AOL Time Warner Inc.  (1)                                                              5,415,400         70,942
News Corp. Ltd. (ADR) (Australia)                                                      1,100,000         28,875
News Corp. Ltd., preferred (ADR)                                                         900,000         20,385
Interpublic Group of Companies, Inc.                                                   3,087,600         43,473
Viacom Inc., Class B, nonvoting  (1)                                                   1,000,000         40,760
Comcast Corp., Class A  (1)                                                              646,999         15,250
Comcast Corp., Class A, special stock, nonvoting  (1)                                    500,000         11,295
Dow Jones & Co., Inc.                                                                    450,000         19,453
Clear Channel Communications, Inc.  (1)                                                  500,000         18,645
Gannett Co., Inc.                                                                        200,000         14,360
Fox Entertainment Group, Inc., Class A  (1)                                              500,000         12,965


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.58%
Texas Instruments Inc.                                                                 3,300,000         49,533
Applied Materials, Inc.  (1)                                                           3,700,000         48,211
Analog Devices, Inc.  (1)                                                              1,250,000         29,837
Maxim Integrated Products, Inc.                                                          700,000         23,128
Altera Corp.  (1)                                                                      1,700,000         20,961
Teradyne, Inc. (1)                                                                     1,550,000         20,165
Xilinx, Inc.  (1)                                                                        850,000         17,510
Intel Corp.                                                                            1,000,000         15,570
KLA-Tencor Corp.  (1)                                                                    300,000         10,611
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (1)                         1,500,000         10,575
LSI Logic Corp.  (1)                                                                   1,600,000          9,232
ASML Holding NV (Netherlands) (1)                                                      1,000,000          8,354


COMMUNICATIONS EQUIPMENT  -  3.32%
Cisco Systems, Inc.  (1)                                                               6,742,600         88,328
Nokia Corp. (ADR) (Finland)                                                            3,000,000         46,500
Lucent Technologies Inc. 8.00% convertible preferred 2031                                 84,123         41,478
Lucent Technologies Inc.  (1)                                                            400,000            504
Motorola, Inc.                                                                         4,000,000         34,600
Harris Corp.                                                                             500,000         13,150
Telefonaktiebolaget LM Ericsson, Class B (Sweden) (1)                                 12,137,891          8,533
Telefonaktiebolaget LM Ericsson, Class B (ADR) (1)                                       602,364          4,060
Corning Inc.  (1)                                                                      2,350,000          7,778


MULTILINE RETAIL  -  2.67%
Kohl's Corp.  (1)                                                                      1,035,000         57,908
Dollar General Corp.                                                                   4,150,000         49,592
Target Corp.                                                                           1,100,000         33,000
Federated Department Stores, Inc.  (1)                                                 1,000,000         28,760
May Department Stores Co.                                                              1,200,000         27,576


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.64%
AT&T Corp.                                                                             2,740,000         71,541
Verizon Communications Inc.                                                            1,220,000         47,275
SBC Communications Inc.                                                                1,400,000         37,954
Sprint Corp. - FON Group (formerly Sprint FON Group)                                   2,600,000         37,648


AEROSPACE & DEFENSE  -  2.59%
Honeywell International Inc.                                                           2,200,000         52,800
Lockheed Martin Corp.                                                                    700,000         40,425
United Technologies Corp.                                                                623,200         38,601
Northrop Grumman Corp. (formerly TRW Inc.)                                               374,990         36,374
Raytheon Co.                                                                             750,000         23,063


SPECIALTY RETAIL  -  2.40%
Lowe's Companies, Inc.                                                                 2,350,000         88,125
Gap, Inc.                                                                              3,250,000         50,440
Limited Brands, Inc.                                                                   1,500,000         20,895
Circuit City Stores, Inc. (formerly Circuit City Stores, Inc. - Circuit City Group)    2,400,000         17,808


INDUSTRIAL CONGLOMERATES  -  1.99%
General Electric Co.                                                                   4,100,000         99,835
Tyco International Ltd.                                                                2,750,000         46,970


COMPUTERS & PERIPHERALS  -  1.93%
International Business Machines Corp.                                                    890,000         68,975
Hewlett-Packard Co.                                                                    2,107,750         36,591
EMC Corp.  (1)                                                                         2,732,800         16,779
Dell Computer Corp.  (1)                                                                 600,000         16,044
Sun Microsystems, Inc.  (1)                                                            1,300,000          4,043


ROAD & RAIL  -  1.93%
Norfolk Southern Corp.                                                                 4,395,600         87,868
Burlington Northern Santa Fe Corp.                                                     1,409,500         36,661
Union Pacific Corp.                                                                      150,000          8,981
CSX Corp.                                                                                300,000          8,493


HEALTH CARE PROVIDERS & SERVICES  -  1.77%
Cardinal Health, Inc.                                                                    675,000         39,953
CIGNA Corp.                                                                              750,000         30,840
WellPoint Health Networks Inc.  (1)                                                      300,000         21,348
Service Corp. International  (1)                                                       4,000,000         13,280
IMS Health Inc.                                                                          800,000         12,800
Aetna Inc.                                                                               305,100         12,546


PERSONAL PRODUCTS  -  1.76%
Avon Products, Inc.                                                                    2,225,000        119,861
Estee Lauder Companies Inc., Class A                                                     375,000          9,900


ELECTRIC UTILITIES  -  1.64%
Dominion Resources, Inc.                                                                 750,000         41,175
Progress Energy, Inc.                                                                    550,000         23,843
TECO Energy, Inc.                                                                        750,000         11,603
American Electric Power Co., Inc.                                                        417,900         11,421
FirstEnergy Corp.                                                                        298,531          9,843
Constellation Energy Group, Inc.                                                         350,000          9,737
Xcel Energy Inc.                                                                         750,000          8,250
TXU Corp.                                                                                250,000          4,670


FOOD PRODUCTS  -  1.56%
Sara Lee Corp.                                                                         2,200,000         49,522
General Mills, Inc.                                                                      700,000         32,865
H.J. Heinz Co.                                                                           900,000         29,583
Del Monte Foods Co. (1)                                                                  401,940          3,095


SOFTWARE  -  1.55%
Microsoft Corp.  (1)                                                                   1,140,000         58,938
Oracle Corp.  (1)                                                                      4,570,000         49,356
Cadence Design Systems, Inc.  (1)                                                        475,000          5,600


FOOD & DRUG RETAILING  -  1.45%
Albertson's, Inc.                                                                      3,240,000         72,122
Walgreen Co.                                                                           1,200,000         35,028


TOBACCO  -  1.44%
Philip Morris Companies Inc.                                                           2,000,000         81,060
R.J. Reynolds Tobacco Holdings, Inc.                                                     600,000         25,266


MULTI-UTILITIES & UNREGULATED POWER  -  1.41%
Duke Energy Corp.                                                                      4,227,900         82,613
Calpine Corp.  (1)                                                                     4,770,000         15,550
Mirant Corp.  (1)                                                                      1,800,000          3,402
AES Corp.  (1)                                                                           800,000          2,416


WIRELESS TELECOMMUNICATION SERVICES  -  1.34%
AT&T Wireless Services, Inc.  (1)                                                      8,532,000         48,206
Nextel Communications, Inc., Class A  (1)                                              2,550,000         29,453
Sprint Corp. - PCS Group, Series1  (1)                                                 3,300,000         14,454
Western Wireless Corp., Class A  (1)                                                   1,300,000          6,890


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.22%
Applera Corp. - Applied Biosystems Group                                               3,284,600         57,612
Becton, Dickinson and Co.                                                                570,000         17,493
Guidant Corp.  (1)                                                                       470,800         14,524


ENERGY EQUIPMENT & SERVICES  -  1.09%
Schlumberger Ltd.                                                                      1,750,000         73,658
Halliburton Co.                                                                          350,000          6,549


PAPER & FOREST PRODUCTS  -  1.01%
International Paper Co.                                                                  750,000         26,228
Bowater Inc.                                                                             445,000         18,668
Weyerhaeuser Co.                                                                         350,000         17,224
Georgia-Pacific Corp., Georgia-Pacific Group                                             439,660          7,105
MeadWestvaco Corp.                                                                       200,000          4,942


CHEMICALS  -  1.00%
Dow Chemical Co.                                                                       1,550,000         46,035
Air Products and Chemicals, Inc.                                                         400,000         17,100
Millennium Chemicals Inc.                                                              1,150,000         10,948


IT CONSULTING & SERVICES  -  0.97%
Electronic Data Systems Corp.                                                          2,660,000         49,024
Computer Sciences Corp.  (1)                                                             650,000         22,393


HOTELS, RESTAURANTS & LEISURE  -  0.94%
McDonald's Corp.                                                                       2,750,000         44,220
Carnival Corp.                                                                         1,000,000         24,950


TEXTILES, APPAREL & LUXURY GOODS  -  0.93%
NIKE, Inc., Class B                                                                    1,017,300         45,239
VF Corp.                                                                                 650,000         23,433


MACHINERY  -  0.87%
Caterpillar Inc.                                                                         550,000         25,146
Ingersoll-Rand Co., Ltd., Class A                                                        525,000         22,607
Pall Corp.                                                                               700,000         11,676
CNH Global NV (Netherlands)                                                            1,200,000          4,560


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.82%
Sanmina-SCI Corp.  (1)                                                                 5,960,000         26,760
Solectron Corp.  (1)                                                                   5,350,000         18,993
Jabil Circuit, Inc.  (1)                                                                 550,000          9,856
Flextronics International Ltd. (Singapore) (1)                                           550,000          4,505


REAL ESTATE  -  0.72%
Equity Residential                                                                     1,000,000         24,580
Boston Properties, Inc.                                                                  650,000         23,959
Plum Creek Timber Co., Inc.                                                              205,500          4,850


CONTAINERS & PACKAGING  -  0.65%
Sonoco Products Co.                                                                      980,000         22,471
Crown Cork & Seal Co., Inc.  (1)                                                       1,150,000          9,143
Temple-Inland Inc.                                                                       200,000          8,962
Owens-Illinois, Inc.  (1)                                                                500,000          7,290


AUTOMOBILES  -  0.50%
General Motors Corp.                                                                   1,000,000         36,860


INTERNET & CATALOG RETAIL  -  0.46%
eBay Inc.  (1)                                                                           500,000         33,910


OFFICE ELECTRONICS  -  0.46%
Xerox Corp.  (1)                                                                       2,400,000         19,320
IKON Office Solutions, Inc.                                                            2,000,000         14,300


INTERNET SOFTWARE & SERVICES  -  0.44%
Yahoo! Inc.  (1)                                                                       2,000,000         32,700


HOUSEHOLD PRODUCTS  -  0.41%
Kimberly-Clark Corp.                                                                     640,000         30,381


AUTO COMPONENTS  -  0.36%
Goodyear Tire & Rubber Co.                                                             3,500,000         23,835
Dana Corp.                                                                               231,800          2,726


AIRLINES  -  0.28%
Southwest Airlines Co.                                                                 1,500,000         20,850


BEVERAGES  -  0.27%
Coca-Cola Co.                                                                            450,000         19,719

Other industries - 0.33%
Emerson Electric Co.                                                                     350,000         17,798
United Parcel Service, Inc., Class B                                                     100,000          6,308

Total stocks (cost: $7,309,316,000)                                                                   6,422,006

                                                                                       Principal         Market
                                                                                          amount          value
Convertible debentures                                                                      (000)          (000)

PHARMACEUTICALS  -  0.17%
Sepracor Inc. 5.00%  2007                                                                $20,000         12,400


Total convertible debentures (cost: $19,507,000)                                                         12,400

Miscellaneous  -  0.46%
Other equity securities in initial period of acquisition                                                 34,002
Total equity securities (cost: $7,328,823,000)                                                        6,468,408





                                                                                       Principal         Market
                                                                                          amount          value
Short-term securities                                                                       (000)          (000)

Corporate short-term notes  -  9.85%
Triple-A One Funding Corp. 1.28%-1.37% due 1/2-1/13/03 (2)                                65,140         65,117
Pfizer Inc. 1.30% due 1/28-2/24/03 (2)                                                    54,300         54,225
Gannett Co. 1.28%-1.30% due 1/7-1/17/03 (2)                                               50,000         49,980
Merck & Co. Inc. 1.30% due 1/8-1/16/03                                                    50,000         49,978
Receivables Capital Corp. 1.28%-1.36% due 1/6-2/12/03 (2)                                 50,000         49,976
Ciesco LP 1.32%-1.64% due 1/7-2/14/03                                                     50,000         49,961
Procter & Gamble Co. 1.30% -1.31% due 2/5/03 (2)                                          50,000         49,935
Executive Jet Inc. 1.29%-1.76% due 1/9-1/27/03 (2)                                        46,100         46,071
Harley-Davidson Funding Corp. 1.30%-1.31% due 1/21-2/18/03 (2)                            38,450         38,400
Kraft Foods Inc. 1.27% due 1/22-1/23/03                                                   31,900         31,874
BellSouth Corp. 1.31% due 1/6/03 (2)                                                      25,000         24,994
New Center Asset Trust 1.34%-1.78% due 1/3-1/30/03                                        25,000         24,987
Medtronic Inc. 1.30%-1.57% due 1/10-1/17/03 (2)                                           25,000         24,984
Caterpillar Financial Serivces Corp. 1.30% due 1/21/03                                    25,000         24,981
Harvard University 1.30%-1.61% due 1/16-2/3/03                                            25,000         24,974
Kimberly-Clark Worldwide Inc. 1.30% due 1/29-2/20/03 (2)                                  25,000         24,964
Golden Peanut Co., LLC 1.30%-1.58% due 1/8-3/19/03                                        25,000         24,959
Schering Corp. 1.29% due 1/14/03                                                          23,700         23,688
General Dynamics Corp. 1.31%-1.54% due 1/17-1/27/03 (2)                                   21,900         21,883
Yale University 1.30% due 2/18/03                                                         20,000         19,965


Federal agency discount notes  -  2.65%
Freddie Mac 1.27%-1.70% due 1/16-3/13/03                                                 109,800        109,627
Federal Home Loan Bank 1.25%-1.64% due 1/3-1/24/03                                        61,500         61,453
Fannie Mae 1.28%-1.70% due 1/7-1/8/03                                                     24,500         24,492

Total short-term securities (cost: $921,466,000)                                                        921,468

Total investment securities (cost: $8,250,289,000)                                                    7,389,876
New Taiwanese Dollar (cost: $4,037,000)                                               NT$139,071          4,020

Other assets less liabilities                                                                           (20,448)
Net assets                                                                                           $7,373,448

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

ASSET ALLOCATION FUND
Investment portfolio, December 31, 2002


                                                                                                 Shares or
                                                                                                 principal        Market
                                                                                                    amount         value
Stocks (common and preferred)                                                                         (000)         (000)

PHARMACEUTICALS  -  5.70%
Bristol-Myers Squibb Co.                                                                         1,450,000    $   33,567
Eli Lilly and Co.                                                                                  450,000        28,575
AstraZeneca PLC (ADR) (United Kingdom)                                                             750,000        26,317
Schering-Plough Corp.                                                                              500,000        11,100
Pfizer Inc                                                                                         200,000         6,114


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.61%
CenturyTel, Inc.                                                                                 1,398,350        41,084
ALLTEL Corp. 7.75% 2005, units                                                                  $   30,000        30,798
AT&T Corp.                                                                                       1,000,000        26,110
Sprint Corp. - FON Group                                                                           400,000         5,792
COLT Telecom Group PLC (ADR) (United Kingdom) (1)                                                   38,400           107
GT Group Telecom Inc., warrants, expire 2010 (Canada)  (1) (2) (3)                                   2,250


OIL & GAS  -  5.08%
ChevronTexaco Corp.                                                                                500,000        33,240
Marathon Oil Corp.                                                                               1,100,000        23,419
Petro-Canada (Canada)                                                                              700,000        21,703
Royal Dutch Petroleum Co., New York registered (Netherlands)                                       360,000        15,847


BANKS  -  4.35%
BANK ONE CORP.                                                                                   1,150,000        42,032
Bank of America Corp.                                                                              500,000        34,785
First Republic Capital Corp., Series A, 10.50% preferred (2)                                         2,250         2,250
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                     60,000         1,605


DIVERSIFIED FINANCIALS  -  3.80%
Household International, Inc.                                                                    1,200,000        33,372
J.P. Morgan Chase & Co.                                                                            875,000        21,000
Fannie Mae                                                                                         250,000        16,082


FOOD PRODUCTS  -  3.03%
Unilever NV, New York registered (Netherlands)                                                     500,000        30,855
General Mills, Inc.                                                                                300,000        14,085
Sara Lee Corp.                                                                                     500,000        11,255


COMMERCIAL SERVICES & SUPPLIES  -  2.88%
Pitney Bowes Inc.                                                                                  900,000        29,394
Rentokil Initial PLC (ADR) (United Kingdom)                                                      1,000,000        17,375
Ceridian Corp.  (1)                                                                                457,000         6,590


AEROSPACE & DEFENSE  -  2.87%
Raytheon Co.                                                                                       900,000        27,675
United Technologies Corp.                                                                          250,000        15,485
Honeywell International Inc.                                                                       400,000         9,600
EarthWatch Inc., Series B, 7.00% convertible preferred 2009  (1) (2) (3) (4)                       363,634           375


FOOD & DRUG RETAILING  -  2.30%
Albertson's, Inc.                                                                                1,000,000        22,260
Walgreen Co.                                                                                       700,000        20,433


HOTELS, RESTAURANTS & LEISURE  -  1.89%
Carnival Corp.                                                                                   1,400,000        34,930


MULTILINE RETAIL  -  1.75%
May Department Stores Co.                                                                        1,150,000        26,427
Target Corp.                                                                                       200,000         6,000


INSURANCE  -  1.58%
Allstate Corp.                                                                                     400,000        14,796
American International Group, Inc.                                                                 250,000        14,462


MEDIA  -  1.56%
Interpublic Group of Companies, Inc.                                                               950,000        13,376
Comcast Corp., Class A  (1)                                                                        452,900        10,675
AOL Time Warner Inc.  (1)                                                                          225,000         2,948
Sinclair Capital 11.625% preferred 2009                                                             17,500         1,845
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (1)                                 25,000            13


MULTI-UTILITIES & UNREGULATED POWER  -  1.50%
El Paso Corp.                                                                                    2,600,000        18,096
Duke Energy Corp.                                                                                  500,000         9,770


INDUSTRIAL CONGLOMERATES  -  1.45%
General Electric Co.                                                                             1,100,000        26,785


COMPUTERS & PERIPHERALS  -  1.19%
International Business Machines Corp.                                                              150,000        11,625
Hewlett-Packard Co.                                                                                600,000        10,416


ELECTRIC UTILITIES  -  1.16%
Edison International  (1)                                                                        1,000,000        11,850
American Electric Power Co., Inc.                                                                  350,000         9,566


ENERGY EQUIPMENT & SERVICES  -  1.14%
Schlumberger Ltd.                                                                                  500,000        21,045


CHEMICALS  -  1.05%
Dow Chemical Co.                                                                                   400,000        11,880
Millennium Chemicals Inc.                                                                          800,000         7,616


PAPER & FOREST PRODUCTS  -  0.93%
Weyerhaeuser Co.                                                                                   350,000        17,224


DISTRIBUTORS  -  0.83%
Genuine Parts Co.                                                                                  500,000        15,400


COMMUNICATIONS EQUIPMENT  -  0.82%
Nokia Corp. (ADR) (Finland)                                                                        980,000        15,190


SPECIALTY RETAIL  -  0.75%
Limited Brands, Inc.                                                                             1,000,000        13,930


BEVERAGES  -  0.68%
PepsiCo, Inc.                                                                                      300,000        12,666


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.58%
Guidant Corp.  (1)                                                                                 350,000        10,798


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.55%
Texas Instruments Inc.                                                                             673,700        10,112


MACHINERY  -  0.47%
Dover Corp.                                                                                        300,000         8,748


HEALTH CARE PROVIDERS & SERVICES  -  0.33%
CIGNA Corp.                                                                                        150,000         6,168



OTHER INDUSTRIES  -  0.32%
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (1)  (4)                  4,290         2,960
Electronic Data Systems Corp.                                                                      100,000         1,843
Ford Motor Co.Capital Trust II 6.50% cumulative convertible trust preferred 2032                $  705,000           576
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009  (1)  (4)                        441           216
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008  (1)  (4)                        604           272



Total stocks (cost: $1,134,826,000)                                                                            1,040,505



                                                                                                 Principal        Market
                                                                                                    amount         value
Convertible debentures                                                                                (000)         (000)




ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.20%
Solectron Corp. 0% LYON  2020                                                                   $    6,000    $    3,075
Solectron Corp. 0% LYON  2020                                                                        1,129           699


OTHER  INDUSTRIES  -  0.19%
LSI Logic Corp. 4.00%  2005                                                                          1,600         1,432
American Tower Corp. 2.25%  2009                                                                     1,675         1,170
TriQuint Semiconductor, Inc. 4.00%  2007                                                             1,100           857



Total convertible debentures (cost: $7,000,000)                                                                    7,233
Total equity securities (cost:$1,141,826,000)                                                                  1,047,738


                                                                                                 Principal        Market
                                                                                                    amount         value
Bonds & notes                                                                                         (000)         (000)

MEDIA  -  2.35%
Liberty Media Corp. 7.875% 2009                                                                 $    6,500    $    7,060
Cox Communications, Inc. 7.875% 2009                                                                 5,000         5,648
Clear Channel Communications, Inc. 6.625% 2008                                                       5,000         5,467
Viacom Inc.:
 5.625% 2007                                                                                         2,000         2,185
 6.625% 2011                                                                                         1,000         1,132
Young Broadcasting Inc.:
 10.00% 2011                                                                                         1,867         1,872
 Series B, 8.75% 2007                                                                                1,020         1,000
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                               2,000         2,010
 Series D, 9.625% 2008                                                                                 250           248
Hollinger Participation Trust 12.125% 2010 (2) (4) (5)                                               2,332         2,204
Gray Communications Systems, Inc. 9.25% 2011                                                         2,000         2,162
Antenna TV SA 9.75% 2008                                                                     Euro    2,500         1,863
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                      $ 1,934         1,562
Cox Radio, Inc. 6.625% 2006                                                                          1,500         1,549
Regal Cinemas Corp., Series B, 9.375% 2012                                                           1,120         1,198
AOL Time Warner Inc. 6.875% 2012                                                                     1,000         1,058
Univision Communications Inc. 7.85% 2011                                                               830           943
Radio One, Inc., Series B, 8.875% 2011                                                                 750           806
NextMedia Operating, Inc. 10.75% 2011                                                                  750           792
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                          750           683
LBI Media, Inc. 10.125% 2012 (2)                                                                       650           683
Sun Media Corp. 9.50% 2007                                                                             500           515
Adelphia Communications Corp. 10.25% 2006 (7)                                                        1,250           469
Charter Communications Holdings, LLC:
 11.125% 2011                                                                                          500           223
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (6)                                     850           191


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.68%
VoiceStream Wireless Corp. 10.375% 2009                                                              5,000         5,275
Deutsche Telekom International Finance BV 8.25% 2005                                                 2,000         2,188
Sprint Capital Corp.:
 7.125% 2006                                                                                         2,500         2,477
 6.90% 2019                                                                                          3,000         2,467
 7.625% 2011                                                                                         1,500         1,428
AT&T Corp 7.80% 2011                                                                                 4,000         4,381
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                 2,785         2,998
Koninklijke KPN NV 8.00% 2010                                                                        2,000         2,346
Qwest Services Corp. 13.00% 2007 (2)                                                                 2,040         2,101
British Telecommunications PLC 8.375% 2010                                                           1,500         1,802
TELUS Corp. 7.50% 2007                                                                               1,500         1,463
France Telecom 9.25% 2011                                                                            1,000         1,158
COLT Telecom Group PLC 12.00% 2006                                                                   1,125           759
TeleWest PLC 11.00% 2007  (7)                                                                        1,250           231


WIRELESS TELECOMMUNICATION SERVICES  -  1.22%
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                                         5,175         5,211
 7.875% 2011                                                                                           405           408
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                      4,000         4,183
Nextel Partners, Inc.:
 0%/14.00% 2009 (6)                                                                                  3,875         2,926
 11.00% 2010                                                                                         1,000           855
SpectraSite Holdings, Inc., Series B: (7)
 10.75% 2010                                                                                         3,250         1,219
 0%/12.875% 2010 (6)                                                                                 3,250           861
 12.50% 2010                                                                                         1,250           469
American Tower Corp. 9.375% 2009                                                                     3,175         2,492
Vodafone Group PLC 7.75% 2010                                                                        1,500         1,772
Telesystem International Wireless Inc.: (4)
 14.00% 2003                                                                                           888           759
 14.00% 2003 (2)                                                                                        62            53
Crown Castle International Corp. 10.625% 2007                                                          750           679
CFW Communications Co. 13.00% 2010 (7)                                                               2,000           600
Cricket Communications, Inc.:  (5)  (7)
 6.188% 2007                                                                                           280            48
 6.375% 2007                                                                                           165            28
iPCS, Inc. 0%/14.00% 2010 (6)                                                                          700            32


HOTELS, RESTAURANTS & LEISURE  -  1.20%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                          3,000         2,685
 8.75% 2011                                                                                          1,000           935
Premier Parks Inc.:
 0%/10.00% 2008 (6)                                                                                  1,300         1,264
 9.75% 2007                                                                                          1,100         1,073
Six Flags, Inc.:
 9.50% 2009                                                                                          1,000           970
 8.875% 2010                                                                                           200           189
MGM Mirage, Inc. 8.50% 2010                                                                          3,000         3,321
Hyatt Equities, LLC 6.875% 2007 (2)                                                                  2,000         1,994
Sbarro, Inc. 11.00% 2009                                                                             1,750         1,636
Argosy Gaming Co. 10.75% 2009                                                                        1,250         1,381
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                        1,500         1,313
KSL Recreation Group, Inc. 10.25% 2007                                                               1,250         1,281
Jupiters Ltd. 8.50% 2006                                                                             1,000         1,015
Eldorado Resorts LLC 10.50% 2006                                                                     1,000         1,005
Boyd Gaming Corp. 7.75% 2012 (2)                                                                     1,000           984
Buffets, Inc. 11.25% 2010 (2)                                                                          750           713
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                            500           508


CONSUMER FINANCE  -  0.80%
Household Finance Corp.:
 7.875% 2007                                                                                         3,000         3,354
 7.00% 2012                                                                                          1,000         1,097
 6.375% 2012                                                                                         1,000         1,067
 6.375% 2011                                                                                         1,000         1,047
Capital One Financial Corp.:
 8.75% 2007                                                                                          2,155         2,109
 7.125% 2008                                                                                         2,000         1,854
Capital One Capital I 3.257% 2027 (2)  (5)                                                           1,250           689
MBNA Corp., Series B, 2.507% 2027 (5)                                                                3,000         2,032
Advanta Capital Trust I, Series B, 8.99% 2026                                                        3,000         1,503


INSURANCE  -  0.68%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)                                                  4,000         4,643
Monumental Global Funding Trust II-2001-A 6.05% 2006 (2)                                             2,000         2,147
Transamerica Corp. 9.375% 2008                                                                       1,600         1,978
AFLAC Inc. 6.50% 2009                                                                                2,000         2,201
CNA Financial Corp.:
 6.45% 2008                                                                                          1,000           980
 7.25% 2023                                                                                            750           630


OIL & GAS  -  0.63%
Clark Refining & Marketing, Inc. 8.875% 2007                                                         3,000         2,775
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (8)                                        1,870         2,472
Western Oil Sands Inc. 8.375% 2012                                                                   1,700         1,700
XTO Energy Inc. 7.50% 2012                                                                           1,500         1,601
ConocoPhillips 3.625% 2007 (2)                                                                       1,500         1,514
Newfield Exploration Co.:
 8.375% 2012                                                                                         1,175         1,255
 7.625% 2011                                                                                           120           127
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (8)                                                300           191


COMMERCIAL SERVICES & SUPPLIES  -  0.62%
Cendant Corp.:
 7.75% 2003                                                                                          2,750         2,820
 6.875% 2006                                                                                         1,000         1,038
Allied Waste North America, Inc.:
 10.00% 2009                                                                                         1,750         1,746
 8.50% 2008                                                                                            875           884
 Series B, 8.875% 2008                                                                                 500           510
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                              2,000         1,950
Synagro Technologies, Inc. 9.50% 2009                                                                1,500         1,571
WMX Technologies, Inc. 8.00% 2004                                                                    1,000         1,053


METALS & MINING  -  0.62%
Oregon Steel Mills, Inc. 10.00% 2009 (2)                                                             3,000         3,060
BHP Finance Ltd. 6.75% 2013                                                                          2,680         3,033
Allegheny Technologies, Inc. 8.375% 2011                                                             3,000         3,013
Earle M. Jorgensen Co. 9.75% 2012                                                                    2,000         2,045
UCAR Finance Inc. 10.25% 2012                                                                          475           361


REAL ESTATE  -  0.54%
United Dominion Realty Trust, Inc. 6.50% 2009                                                        3,000         3,205
EOP Operating LP:
 7.75% 2007                                                                                          1,000         1,135
 7.25% 2018                                                                                          1,000         1,067
Host Marriott, LP:
 Series G, 9.25% 2007                                                                                1,250         1,269
 Series E, 8.375% 2006                                                                                 400           398
 Series I, 9.50% 2007                                                                                  350           357
Rouse Co. 7.20% 2012                                                                                 1,500         1,548
Federal Realty Investment Trust 6.125% 2007                                                          1,000         1,009


AEROSPACE & DEFENSE  -  0.49%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2)  (8)                             4,294         4,584
TRW Inc. 8.75% 2006                                                                                  3,000         3,430
Raytheon Co. 6.30% 2005                                                                              1,000         1,067


MULTI-UTILITIES & UNREGULATED POWER  -  0.45%
Gemstone Investors Ltd. 7.71% 2004 (2)                                                               3,000         2,307
Southern Natural Gas Co. 8.00% 2032                                                                  1,250         1,103
Cilcorp Inc. 9.375% 2029                                                                             1,185         1,444
AES Corp.:
 9.50% 2009                                                                                          1,300           803
 9.375% 2010                                                                                           580           351
Williams Companies, Inc.:
 7.875% 2021                                                                                         2,000         1,270
 8.75% 2032 (2)                                                                                      1,700         1,122


ELECTRIC UTILITIES  -  0.43%
Progress Energy, Inc. 5.85% 2008                                                                     2,000         2,121
Edison Mission Energy:
 9.875% 2011                                                                                         2,000           950
 7.73% 2009                                                                                          1,500           698
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                            1,750         1,629
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                          1,535         1,628
Constellation Energy Group, Inc. 6.125% 2009                                                         1,000         1,024


AUTOMOBILES  -  0.43%
Ford Motor Credit Co.:
 5.80% 2009                                                                                          3,000         2,786
 6.875% 2006                                                                                         1,000         1,002
DaimlerChrysler North America Holding Corp. 6.40% 2006                                               2,000         2,158
General Motors Acceptance Corp. 6.125% 2006                                                          2,000         2,034


MULTILINE RETAIL  -  0.34%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                                      4,900         4,288
 7.05% 2005                                                                                            500           508
 7.40% 2037                                                                                            115           117
Dillard's, Inc. 6.43% 2004                                                                           1,250         1,238
Saks Inc. 7.375% 2019                                                                                  220           174


FOOD & DRUG RETAILING  -  0.34%
Delhaize America, Inc.:
 8.125% 2011                                                                                         3,250         3,149
 7.375% 2006                                                                                         1,050         1,027
CVS Corp. 6.117% 2013 (2) (8)                                                                        2,000         2,085


PAPER & FOREST PRODUCTS  -  0.34%
Georgia-Pacific Corp. 8.125% 2011                                                                    1,250         1,194
Fort James Corp. 6.875% 2007                                                                         1,000           955
Riverwood International Corp. 10.875% 2008                                                           1,500         1,515
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                          2,000         1,454
Potlatch Corp. 10.00% 2011                                                                           1,000         1,100


HEALTH CARE PROVIDERS & SERVICES  -  0.32%
Aetna Inc. 7.375% 2006                                                                               3,000         3,255
Humana Inc. 7.25% 2006                                                                               2,500         2,687
Integrated Health Services, Inc., Series A: (3) (7)
 9.25% 2008                                                                                          1,750            35
 9.50% 2007                                                                                          1,250            25


BANKS  & THRIFTS -  0.29%
National Westminster Bank PLC 7.75% (undated) (5)                                                    3,200         3,649
Washington Mutual, Inc. 7.50% 2006                                                                   1,500         1,688


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.27%
Solectron Corp. 9.625% 2009                                                                          2,400         2,352
Flextronics International Ltd. 9.875% 2010                                                           1,350         1,461
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                   1,250         1,269


AUTO COMPONENTS  -  0.27%
Stoneridge, Inc. 11.50% 2012                                                                         2,000         1,920
ArvinMeritor, Inc. 8.75% 2012                                                                        1,500         1,586
Delco Remy International, Inc. 10.625% 2006                                                          1,500           780
Tenneco Automotive Inc., Series B, 11.625% 2009                                                      1,000           685


INDUSTRIAL CONGLOMERATES  -  0.23%
Tyco International Group SA:
 6.375% 2005                                                                                         1,500         1,456
 5.875% 2004                                                                                           750           728
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                  2,000         2,133


CONTAINERS & PACKAGING  -  0.23%
Owens-Illinois, Inc.:
 7.85% 2004                                                                                            750           744
 7.35% 2008                                                                                            750           699
Tekni-Plex, Inc. 12.75% 2010 (2)                                                                     1,500         1,410
Longview Fibre Co. 10.00% 2009                                                                       1,250         1,319


CHEMICALS  -  0.21%
Lyondell Chemical Co.:
 11.125% 2012                                                                                        1,250         1,238
 Series A, 9.625% 2007                                                                                 625           603
 Series B, 9.875% 2007                                                                                 500           483
Dow Chemical Co. 6.00% 2012                                                                          1,500         1,536


OTHER INDUSTRIES   -  1.10%
Motorola, Inc. 8.00% 2011                                                                            2,500         2,592
Staples, Inc. 7.375% 2012 (2)                                                                        1,500         1,650
Constellation Brands, Inc. 8.125% 2012                                                               1,250         1,300
Canandaigua Brands, Inc. 8.50% 2009                                                                    250           263
Beazer Homes USA, Inc. 8.375% 2012                                                                   1,500         1,553
NMHG Holding Co. 10.00% 2009                                                                         1,500         1,508
Burns Philp Capital Pty Ltd. 9.75% 2012 (2)                                                          1,550         1,496
Technical Olympic USA, Inc. 10.375% 2012 (2)                                                         1,500         1,425
Gap, Inc. 6.90% 2007                                                                                 1,415         1,387
Terex Corp., Class B, 10.375% 2011                                                                   1,350         1,249
Amkor Technology, Inc:
 9.25% 2006                                                                                          1,250         1,075
 9.25% 2008                                                                                             75            64
Fage Dairy Industry SA 9.00% 2007                                                                    1,000           970
TFM, SA de CV:
 12.50% 2012                                                                                           470           476
 11.75% 2009                                                                                           355           349
 12.50% 2012 (2)                                                                                        50            51
Computer Associates International, Inc. 6.50% 2008                                                     795           754
Xerox Capital (Europe) PLC 5.875% 2004                                                                 750           720
Cott Beverages Inc. 8.00% 2011                                                                         600           639
Electronic Data Systems Corp. 7.125% 2009                                                              525           540
Aurora Foods Inc., Series D, 9.875% 2007                                                               750           375



Mortgage-backed obligations  (8)  -  4.72%
Agency Pass-Throughs:
 Fannie Mae:
  5.50% 2017 - 2018                                                                                  9,662        10,014
  6.00% 2013 - 2031                                                                                  9,068         9,489
  6.50% 2016 - 2032                                                                                  5,912         6,209
  7.00% 2009 - 2032                                                                                  2,939         3,101

 Government National Mortgage Assn.:
  6.50% 2029                                                                                         3,956         4,171
  7.00% 2022 - 2024                                                                                  3,693         3,948
  7.50% 2029                                                                                         4,050         4,334
  8.00% 2020 - 2030                                                                                  3,018         3,286
  8.50% 2021 - 2029                                                                                    685           753
  10.00% 2019                                                                                          219           251

 Freddie Mac:
  5.00% 2018                                                                                         5,000         5,123
  6.00% 2033                                                                                         5,000         5,169
  6.50% 2016                                                                                         4,385         4,626


 COMMERCIAL MORTGAGE-BACKED SECURITIES
  DLJ Mortgage Acceptance Corp.:
   Series 1998-CF1, Class A-1B, 6.41% 2031                                                           5,000         5,584
   Series 1996-CF2, Class A-1B, 7.29% 2021 (2)                                                       2,645         2,908
  Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                   4,468         4,847
  Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                 3,875         4,111
  Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                             3,000         3,370
  L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                        1,933         2,067




 PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS
  Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.522% 2027 (2)  (5)                  1,984         2,148
  Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (2)                     1,830         1,913


ASSET-BACKED OBLIGATIONS  (8) -  3.19%
MMCA Auto Owner Trust, Class B:
 Series 2000-1, 7.55% 2005                                                                           3,000         3,238
 Series 2000-2, 7.42% 2005                                                                           2,000         2,134
U.S. Airways Pass Through Trust, Series 2001-1, Class G, MBIA insured, 7.076% 2022                   4,354         4,498
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                        4,429         4,433
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                               3,000         3,192
Continental Airlines, Inc.:
 Series 2001-1, Class B,  7.373% 2017                                                                2,500         1,625
 Series 1998-3, Class C-2, 7.25% 2005                                                                1,500           750
 Series 1999-1, 10.22% 2016                                                                          1,661           747
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (2)                               3,000         3,101
Residential Funding Mortgage Securities II, Inc., Series 2000-HI5, Class A-I-4,
AMBAC insured, 6.94% 2014                                                                            3,000         3,056
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-4, FSA insured, 4.41% 2008          2,905         3,035
Triad Automobile Receivables Owner Trust, Series 2002-B, Class A-3,
AMBAC insured, 3.00% 2009 (2)                                                                        3,000         3,014
NextCard Credit Card Master Note Trust, Class B: (2)  (5)
 Series 2001-1A, 2.30% 2007                                                                          2,000         1,400
 Series 2000-1, 2.22% 2006                                                                           2,750         1,375
Metris Master Trust, Series 2001-3, Class B, 2.32% 2008 (5)                                          3,000         2,683
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-3FX, 6.298% 2012 (2)              2,494         2,520
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                  2,250         2,268
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46% 2008 (2)               1,971         1,994
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                         2,000         1,200
 Series 1992-A2, 9.20% 2014                                                                          1,000           620
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                         1,731         1,737
California Infrastructure and Economic Development Bank, Special Purpose
Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                   1,450         1,585
Providian Master Trust, Series 2000-1, Class C, 2.57% 2009 (2)  (5)                                  1,500         1,442
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26% 2009 (2)                1,266         1,310
Money Store Residential Trust 1997-1, Class M-1, 7.085% 2016                                         1,286         1,294
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (2)  (3) (7)                                       5,000         1,250
Consumer Credit Reference Index Securities Program Trust, Series 2002-2, 10.421% 2007 (2)            1,000         1,039
United Air Lines, Inc.: (7)
 Series 1996-A2, 7.87% 2019                                                                          2,500           600
 Series 1995-A1, 9.02% 2012                                                                          1,196           287
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                            750           863
Drive Auto Receivables Trust, Series 2000-1, Class A, MBIA insured, 6.672% 2006 (2)                    661           682
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (2)                                          2,014           201


U.S. TREASURY BONDS & NOTES  -  3.46%
7.00% 2006 (9)                                                                                      25,000        28,984
6.50% 2005                                                                                          20,000        22,203
3.375% 2007 (10)                                                                                     6,265         6,176
3.50% 2011 (10)                                                                                      5,208         5,702
11.75% 2010                                                                                            500           603
10.75% 2003                                                                                            500           517


TAXABLE MUNICIPAL OBLIGATIONS  -  0.08%
State of California Dept. of Water Resources, Power Supply Revenue Bnds,
Series 2002-E, 3.585% 2004                                                                           1,500         1,516



Total bonds & notes (cost: $519,750,000)                                                                         510,285



                                                                                                 Principal        Market
                                                                                                    amount         value
Short-term securities                                                                                 (000)         (000)

Corporate short-term notes  -  14.91%
Kraft Foods Inc. 1.27%-1.31% due 1/21-2/26/03                                                   $   27,700    $   27,660
Executive Jet Inc. 1.30%-1.33% due 1/21-2/18/03 (2)                                                 25,000        24,969
Pfizer Inc 1.29%-1.30% due 1/15-2/13/03 (2)                                                         23,800        23,773
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/14/03 (2)                                         23,500        23,489
Gannett Co. 1.28% due 1/7-1/10/03 (2)                                                               22,500        22,493
BellSouth Corp. 1.31% due 1/6/03 (2)                                                                20,000        19,996
Ciesco LP CP 1.30%-1.73% due 1/10-1/27/03                                                           20,000        19,985
General Electric Capital Corp. 1.25% due 1/2/03                                                     18,500        18,499
Scripps (E.W.) Co. 1.28%-1.30% due 1/22-2/12/03 (2)                                                 18,200        18,182
Schering Corp. 1.29%-1.30% due 1/14-1/15/03                                                         16,300        16,292
Wells Fargo & Co. 1.30%-1.31% due 1/13-1/15/03                                                      15,700        15,692
Abbott Laboratories Inc. 1.29%-1.30% due 1/28-2/18/03 (2)                                           15,000        14,976
Golden Peanut Co., LLC 1.30%-1.31% due 1/29-2/26/03                                                 15,000        14,977
General Dynamics Corp. 1.27% due 1/8/03 (2)                                                         10,200        10,197
Yale University 1.30% due 2/18/03                                                                    5,050         5,041

Federal agency discount notes  -  1.35%
Federal Home Loan Banks 1.28% due 1/3/03                                                            25,000        24,997



Total short-term securities (cost: $301,218,000)                                                                 301,218


Total investment securities (cost: $1,962,432,000)                                                             1,859,241
Other assets less liabilities                                                                                     (6,080)

Net assets                                                                                                    $1,853,161

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Company not making interest payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements

BOND FUND
Investment portfolio, December 31, 2002



                                                                                                             Principal    Market
                                                                                                                amount     value
Bonds & notes                                                                                                     (000)     (000)

Diversified telecommunication services  -  6.39%
Sprint Capital Corp.:
 8.375% 2012                                                                                                   $ 5,500  $  5,483
 7.90% 2005                                                                                                      4,655     4,704
 6.00% 2007                                                                                                      2,615     2,474
 7.625% 2011                                                                                                     2,495     2,374
 7.125% 2006                                                                                                       605       599
 6.90% 2019                                                                                                        500       411
France Telecom:
 9.25% 2011                                                                                                      4,000     4,633
 8.70% 2006                                                                                                      2,000     2,192
Orange PLC 8.75% 2006                                                                                            2,000     2,178
Qwest Services Corp.:(1)
 13.50% 2010                                                                                                     3,192     3,320
 13.00% 2007                                                                                                     2,891     2,978
 14.00% 2014                                                                                                     1,080     1,156
Qwest Corp. 7.625% 2003                                                                                          1,000       985
VoiceStream Wireless Corp.:
 10.375% 2009                                                                                                    5,097     5,378
 0%/11.875% 2009 (2)                                                                                             1,000       880
Deutsche Telekom International Finance BV:
 9.25% 2032                                                                                                        900     1,146
 8.50% 2010                                                                                                        250       288
AT&T Corp.:
 7.80% 2011                                                                                                      6,250     6,845
 6.50% 2013                                                                                                        650       653
British Telecommunications PLC:
 8.875% 2030                                                                                                     1,500     1,919
 8.375% 2010                                                                                                     1,000     1,201
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                       1,900     1,273
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                                             1,000     1,076
Telewest Communications PLC: (3)
 9.875% 2010                                                                                                     2,975       550
 11.25% 2008                                                                                                       750       139
TeleWest PLC: (3)
 9.625% 2006                                                                                                     1,375       254
 11.00% 2007                                                                                                       375        69
Koninklijke KPN NV 8.00% 2010                                                                                      750       880
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                                                  750       823
TELUS Corp. 8.00% 2011                                                                                             750       724
CenturyTel, Inc., Series H, 8.375% 2010                                                                            500       597
COLT Telecom Group PLC 12.00% 2006                                                                                 250       169
Horizon PCS, Inc. 13.75% 2011                                                                                      500        97
GT Group Telecom Inc. 0%/13.25% 2010, units (2)  (3)                                                             1,000         5
NEXTLINK Communications, Inc.:  (3)
 0%/12.25% 2009 (2)                                                                                                500         2
 9.625% 2007                                                                                                       500         2


Media  -  5.66%
Viacom Inc.:
 6.625% 2011                                                                                                     2,000     2,264
 5.625% 2007                                                                                                     1,200     1,311
CBS Corp. 7.15% 2005                                                                                             2,000     2,186
AOL Time Warner Inc. :
 6.125% 2006                                                                                                     2,250     2,325
 6.875% 2012                                                                                                     1,750     1,852
 7.625% 2031                                                                                                     1,000     1,031
Time Warner Inc. 7.75% 2005                                                                                        500       533
Young Broadcasting Inc.:
 10.00% 2011                                                                                                     2,716     2,723
 Series B, 8.75% 2007                                                                                            1,529     1,498
 Series B, 9.00% 2006                                                                                              594       589
Liberty Media Corp. :
 7.875% 2009                                                                                                     2,000     2,172
 8.25% 2030                                                                                                      1,850     1,952
 7.75% 2009                                                                                                        500       541
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (2)                                                                                              5,275     1,292
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (2)                                               2,800       630
 10.75% 2009                                                                                                     1,000       445
 10.00% 2009                                                                                                     1,000       435
 0%/13.50% 2011 (2)                                                                                              1,400       343
 0%/11.75% 2010 (2)                                                                                                550       159
Tele-Communications, Inc. 9.80% 2012                                                                             2,000     2,408
Comcast Cable Communications, Inc. 8.375% 2007                                                                     750       842
Univision Communications Inc. 7.85% 2011                                                                         1,925     2,187
News America Holdings Inc. 7.75% 2045                                                                            2,000     1,972
PanAmSat Corp. 6.125% 2005                                                                                       2,000     1,950
Adelphia Communications Corp.: (3)
 10.25% 2011                                                                                                     1,950       780
 10.25% 2006                                                                                                     1,800       675
Century Communications Corp. 0% 2003                                                                             1,000       235
Emmis Communications Corp. 0%/12.50% 2011 (2)                                                                    2,050     1,655
EchoStar DBS Corp. 9.125% 2009                                                                                   1,500     1,586
Clear Channel Communications, Inc. 6.625% 2008                                                                     750       820
Chancellor Media Corp. of Los Angeles, Series B, 8.75% 2007                                                        500       524
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                                    1,225     1,116
Radio One, Inc., Series B, 8.875% 2011                                                                           1,000     1,075
Regal Cinemas Corp., Series B, 9.375% 2012                                                                       1,000     1,070
Antenna TV SA 9.75% 2008                                                                        Euro             1,425     1,062
Entravision Communications Corp. 8.125% 2009                                                                   $ 1,000     1,045
Cox Radio, Inc. 6.625% 2006                                                                                      1,000     1,032
AMC Entertainment Inc. 9.50% 2009                                                                                1,000       995
Gray Communications Systems, Inc. 9.25% 2011                                                                       875       946
Gannett Co., Inc. 4.95% 2005                                                                                       750       794
CSC Holdings, Inc. 8.125% 2009                                                                                     750       725
British Sky Broadcasting Group PLC 8.20% 2009                                                                      625       676
A.H. Belo Corp. 7.75% 2027                                                                                         500       533
LBI Media, Inc. 10.125% 2012 (1)                                                                                   250       262
Rogers Communications Inc. 8.875% 2007                                                                             250       240
Hearst-Argyle Television, Inc. 7.00% 2018                                                                          175       186
RBS Participacoes SA 11.00% 2007 (1)                                                                               250       112


Wireless Telecommunication Services  -  4.42%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                                      4,000     4,125
 8.125% 2012                                                                                                     3,110     3,132
 7.875% 2011                                                                                                     1,140     1,148
 7.35% 2006                                                                                                      1,000     1,031
 8.75% 2031                                                                                                        500       492
Tritel PCS, Inc. :
 0%/12.75% 2009 (2)                                                                                              1,650     1,543
 10.375% 2011                                                                                                      731       786
TeleCorp PCS, Inc. 0%/11.625% 2009 (2)                                                                             325       308
Nextel Communications, Inc.:
 0%/9.95% 2008 (2)                                                                                               3,575     3,289
 9.75% 2007                                                                                                      2,075     1,930
 10.65% 2007                                                                                                       775       744
 12.00% 2008                                                                                                       500       495
Crown Castle International Corp.:
 10.75% 2011                                                                                                     2,000     1,760
 10.625% 2007                                                                                                    1,000       905
 0%/11.25% 2011 (2)                                                                                              1,000       655
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                                  3,090     3,232
Nextel Partners, Inc.:
 0%/14.00% 2009 (2)                                                                                              3,000     2,265
 12.50% 2009                                                                                                     1,000       905
Vodafone Group PLC 7.75% 2010                                                                                    2,625     3,101
American Tower Corp. 9.375% 2009                                                                                 3,775     2,963
SpectraSite Holdings, Inc., Series B: (3)
 12.50% 2010                                                                                                     1,000       375
 0%/12.875% 2010 (2)                                                                                             1,250       331
 10.75% 2010                                                                                                       500       187
 0%/12.00% 2008 (2)                                                                                                500       162
 0%/11.25% 2009 (2)                                                                                                500       152
Cingular Wireless LLC 5.625% 2006                                                                                1,000     1,052
Dobson Communications Corp. 10.875% 2010                                                                         1,000       850
Dobson/Sygnet Communications Co. 12.25% 2008                                                                       250       192
Triton PCS, Inc. 9.375% 2011                                                                                     1,000       835
Cricket Communications, Inc.: (3)(4)
 6.375% 2007                                                                                                     1,350       229
 6.188% 2007                                                                                                     1,440       245
Centennial Cellular Corp. 10.75% 2008                                                                              750       409
CFW Communications Co. 13.00% 2010 (3)                                                                           1,250       375
Rogers Cantel Inc. 9.75% 2016                                                                                      250       227
Microcell Telecommunications Inc., Series B, 14.00% 2006 (3)                                                     1,000        35
PageMart Wireless, Inc. 0%/11.25% 2008 (2)(3)(5)                                                                   750         -


Automobiles  -  3.44%
General Motors Acceptance Corp.:
 6.125% 2007                                                                                                     8,000     8,103
 8.00% 2031                                                                                                      2,500     2,521
 7.75% 2010                                                                                                      1,500     1,572
 6.875% 2011                                                                                                     1,000       999
Ford Motor Credit Co.:
 6.50% 2007                                                                                                      7,550     7,464
 7.375% 2011                                                                                                     1,750     1,704
 7.25% 2011                                                                                                      1,500     1,460
Ford Motor Co. 7.45% 2031                                                                                        1,000       872
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                                                      3,000     3,432
 7.30% 2012                                                                                                      3,000     3,372


Electric Utilities  -  2.94%
Southern Power Co., Series B, 6.25% 2012                                                                         6,000     6,351
Virginia Electric and Power Co., 2002-A, 5.375% 2007                                                             2,750     2,916
Dominion Resources, Inc.:
 5.125% 2009                                                                                                     1,500     1,522
 Series 2002-C, 5.70% 2012                                                                                         675       702
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                                         500       537
Homer City Funding LLC  8.734% 2026                                                                              1,000       826
Edison International 6.875% 2004                                                                                   760       711
Edison Mission Energy:
 7.73% 2009                                                                                                      1,500       697
 10.00% 2008                                                                                                     1,000       485
 9.875% 2011                                                                                                       875       416
Mission Energy Holding Co. 13.50% 2008                                                                           2,700       634
Midwest Generation, LLC, Series B, 8.56% 2016 (6)                                                                  900       557
American Electric Power Co., Inc., Series A, 6.125% 2006                                                         2,950     2,908
Constellation Energy Group, Inc. 6.125% 2009                                                                     2,550     2,611
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                                                      1,000       931
 7.75% 2027                                                                                                        620       563
Commonwealth Edison Co. 6.95% 2018                                                                                 700       772
Exelon Generation Co., LLC 6.95% 2011                                                                              600       650
Oncor Electric Delivery Co. 6.375% 2012 (1)                                                                      1,050     1,083
Progress Energy, Inc. 6.05% 2007                                                                                 1,000     1,066


Banks & thrifts  -  2.57%
Abbey National PLC: (4)
 7.35% (undated)                                                                                                 3,000     3,296
 6.70% (undated)                                                                                                 1,300     1,391
Washington Mutual Bank, FA 6.875% 2011                                                                           1,250     1,404
Washington Mutual Finance 8.25% 2005                                                                               800       901
Washington Mutual, Inc.:
 5.625% 2007                                                                                                       750       803
 4.375% 2008                                                                                                       750       765
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (4)                                                   3,000     3,303
Royal Bank of Scotland Group PLC 7.648% (undated) (4)                                                            2,250     2,614
National Westminster Bank:
 9.375% 2003                                                                                                       276       294
 7.75% (undated) (4)                                                                                               250       285
Barclays Bank PLC: (1)(4)
 6.86% callable perpetual core tier one notes (undated)                                                          2,000     2,057
 7.375% (undated)                                                                                                  500       575
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                                               1,500     1,771
Bank of America Corp. 5.125% 2014                                                                                1,500     1,529
AB Spintab 7.50% (undated) (1)  (4)                                                                                750       828
Bank of Scotland 7.00% (undated) (1)  (4)                                                                          480       527
Chevy Chase Bank, FSB 9.25% 2008                                                                                   500       497
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                                   350       441
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                                   250       251


Hotels, restaurants & leisure  -  2.44%
Starwood Hotels & Resorts Worldwide, Inc.:(1)
 7.375% 2007                                                                                                     2,730     2,696
 7.875% 2012                                                                                                     1,075     1,070
Mirage Resorts, Inc. 6.625% 2005                                                                                 2,000     2,050
MGM Mirage, Inc. 8.50% 2010                                                                                        875       969
Premier Parks Inc. 9.75% 2007                                                                                    1,000       975
Six Flags, Inc. 8.875% 2010                                                                                      1,000       945
Royal Caribbean Cruises Ltd.:
 8.75% 2011                                                                                                      1,125     1,052
 7.00% 2007                                                                                                        925       828
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                            1,500     1,601
Buffets, Inc. 11.25% 2010 (1)                                                                                    1,400     1,330
Harrah's Operating Co., Inc. 7.50% 2009                                                                          1,000     1,119
Ameristar Casinos, Inc. 10.75% 2009                                                                              1,000     1,100
Mohegan Tribal Gaming Authority 8.375% 2011                                                                      1,000     1,056
Florida Panthers Holdings, Inc. 9.875% 2009                                                                      1,000     1,045
YUM  Brands, Inc. 7.70% 2012                                                                                     1,000     1,045
Hyatt Equities, LLC 6.875% 2007 (1)                                                                              1,000       997
Boyd Gaming Corp. 9.25% 2009                                                                                       750       819
International Game Technology:
 7.875% 2004                                                                                                       500       522
 8.375% 2009                                                                                                       250       279
Station Casinos, Inc. 8.375% 2008                                                                                  500       534
Argosy Gaming Co. 9.00% 2011                                                                                       250       266


Health care provideres & services  -  1.76%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (7)                                                                                                  4,500     4,731
 8.85% 2007                                                                                                      2,000     2,233
 7.00% 2007                                                                                                      1,000     1,063
HCA - The Healthcare Co. 8.75% 2010                                                                              1,000     1,153
Aetna Inc.:
 7.875% 2011                                                                                                     2,350     2,645
 7.375% 2006                                                                                                     1,650     1,790
UnitedHealth Group Inc. 5.20% 2007                                                                               1,000     1,059
Humana Inc. 7.25% 2006                                                                                             750       806
PacifiCare Health Systems, Inc. 10.75% 2009                                                                        500       537
Integrated Health Services, Inc., Series A: (3) (5)
 9.25% 2008                                                                                                      2,000        40
 9.50% 2007                                                                                                        750        15


Multi-utilities & unregulated power  -  1.61%
Cilcorp Inc.:
 9.375% 2029                                                                                                     2,000     2,437
 8.70% 2009                                                                                                      1,000     1,125
AES Corp.:
 9.50% 2009                                                                                                      3,600     2,223
 9.375% 2010                                                                                                     1,275       771
AES Ironwood, LLC 8.857% 2025 (6)                                                                                1,242       869
AES Drax Holdings Ltd., Series B, 10.41% 2020 (6)                                                                1,350       736
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                                                       1,000       674
Southern Natural Gas Co. 8.00% 2032                                                                              1,750     1,545
Gemstone Investors Ltd. 7.71% 2004 (1)                                                                           1,520     1,169
El Paso Corp. 7.875% 2012 (1)                                                                                    1,000       701
Williams Companies, Inc. 8.125% 2012 (1)                                                                         3,130     2,144
Williams Holdings of Delaware, Inc. 6.25% 2006                                                                     500       350


Diversified financials  -  1.49%
CIT Group Inc.:
 6.875% 2009                                                                                                     2,500     2,693
 7.375% 2007                                                                                                     1,500     1,637
 5.75% 2007                                                                                                      1,500     1,555
 7.75% 2012                                                                                                      1,250     1,406
 5.91% 2005                                                                                                      1,000     1,033
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                                1,700     1,788
USA Education, Inc. 5.625% 2007                                                                                  3,250     3,538


Consumer finance  -  1.39%
Capital One Bank:
 6.65% 2004                                                                                                      2,250     2,226
 6.875% 2006                                                                                                     1,500     1,452
 6.375% 2003                                                                                                       500       499
Capital One Financial Corp.:
 7.125% 2008                                                                                                     1,500     1,391
 8.75% 2007                                                                                                        800       783
Capital One Capital I 3.257% 2027 (1)  (4)                                                                         250       138
Household Finance Corp.:
 6.75% 2011                                                                                                      1,850     1,976
 7.00% 2012                                                                                                      1,000     1,097
 6.375% 2011                                                                                                     1,000     1,047
 7.35% 2032                                                                                                        800       865
MBNA Corp. 6.75% 2008                                                                                              500       534
Providian Financial Corp. 9.525% 2027 (1)                                                                          750       436
Advanta Capital Trust I, Series B, 8.99% 2026                                                                      500       250


Commercial services & supplies  -  1.28%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                                     2,500     2,494
 7.625% 2006                                                                                                     1,500     1,500
 Series B, 8.875% 2008                                                                                           1,000     1,020
 8.50% 2008                                                                                                        750       757
Waste Management, Inc.:
 7.375% 2010                                                                                                     1,400     1,534
 7.00% 2006                                                                                                      1,000     1,066
WMX Technologies, Inc. 7.10% 2026                                                                                  500       507
Cendant Corp.:
 7.75% 2003                                                                                                      1,500     1,538
 6.875% 2006                                                                                                     1,265     1,314
Safety-Kleen Corp. 9.25% 2009 (3) (5)                                                                            1,000        20


Food & drug retailing  -  1.18%
Delhaize America, Inc.:
 7.375% 2006                                                                                                     5,645     5,522
 8.125% 2011                                                                                                     1,850     1,793
 9.00% 2031                                                                                                      1,910     1,719
SUPERVALU INC. 7.50% 2012                                                                                        1,000     1,080
CVS Corp. 6.117% 2013 (1)  (6)                                                                                     500       521
Rite Aid Corp. 6.875% 2013                                                                                         275       200


Metals  & mining  -  1.16%
Steel Dynamics, Inc. 9.50% 2009                                                                                  2,750     2,894
Inco Ltd.:
 7.20% 2032                                                                                                      2,000     1,984
 7.75% 2012                                                                                                        500       558
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                                                      1,000       977
 7.50% 2006                                                                                                        100        93
Oregon Steel Mills, Inc. 10.00% 2009 (1)                                                                         1,000     1,020
AK Steel Holding Corp. 7.75% 2012 (1)                                                                            1,000     1,012
Luscar Coal Ltd. 9.75% 2011                                                                                        750       807
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                                            500       525
Allegheny Technologies, Inc. 8.375% 2011                                                                           500       502
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (3)                                                                 2,500       200


Electronic equipment  & instruments  -  1.05%
Solectron Corp.:
 9.625% 2009                                                                                                     2,825     2,768
 Series B, 7.375% 2006                                                                                           1,025       958
Sanmina-SCI Corp. 10.375% 2010 (1)                                                                               3,000     3,045
Flextronics International Ltd.:
 9.75% 2010                                                                                     Euro             2,000     2,168
 9.875% 2010                                                                                                     $ 625       677


Insurance  -  0.89%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (6)                                                         2,250     2,612
CNA Financial Corp. 6.60% 2008                                                                                   1,236     1,203
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                               1,000     1,110
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                                     1,000     1,049
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                                               750       798
Monumental Global Funding Trust II-2002-A 5.20% 2007 (1)                                                           750       786
ReliaStar Financial Corp. 8.00% 2006                                                                               250       286
Equitable Life Assurance Society of the United States 6.95% 2005 (1)                                               250       272
XL Capital Finance (Europe) plc  6.50% 2012                                                                         45        49


Oil & gas  -  0.89%
Newfield Exploration Co. 8.375% 2012                                                                             3,000     3,205
ConocoPhillips 4.75% 2012 (1)                                                                                    2,000     2,015
Devon Financing Corp., ULC 6.875% 2011                                                                             750       837
Clark Refining & Marketing, Inc. 8.875% 2007                                                                       750       694
Reliance Industries Ltd., Series B, 10.25% 2097                                                                    500       524
Teekay Shipping Corp. 8.875% 2011                                                                                  500       516
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (6)                                                            500       318


Containers & packaging  -  0.85%
Owens-Brockway Glass Container Inc.:
 8.75% 2012 (1)                                                                                                  2,250     2,295
 8.875% 2009                                                                                                     1,500     1,552
Jefferson Smurfit Corp. (US) 8.25% 2012 (1)                                                                      2,000     2,050
Stone Container Corp. 9.75% 2011                                                                                   500       537
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                          1,450     1,363


Multiline retail  -  0.85%
J.C. Penney Co., Inc:
 8.25% 2022 (6)                                                                                                  2,700     2,362
 7.40% 2037                                                                                                      1,585     1,609
 9.75% 2021 (6)                                                                                                  1,000       962
 7.60% 2007                                                                                                        500       509
 7.95% 2017                                                                                                        500       452
 7.65% 2016                                                                                                        500       442
 7.125% 2023                                                                                                       500       423
Dillard's, Inc. 6.30% 2008                                                                                         700       655
Saks Inc. 7.375% 2019                                                                                              400       316


Paper & forest products  -  0.78%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                                      1,380     1,318
 8.125% 2011                                                                                                     1,000       955
 9.50% 2022                                                                                                      1,000       890
Potlatch Corp. 10.00% 2011                                                                                       1,250     1,375
Weyerhaeuser Co. 6.125% 2007                                                                                     1,000     1,072
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)                                                      1,000       727
Pindo Deli Finance Mauritius Ltd.: (3)
 10.25% 2002                                                                                                     1,500       330
 10.75% 2007                                                                                                       750       174
Kappa Beheer BV 10.625% 2009                                                                    Euro               250       279


Road & rail  -  0.75%
TFM, SA de CV:
 12.50% 2012 (1)                                                                                               $ 1,795     1,817
 10.25% 2007                                                                                                       800       752
 12.50% 2012                                                                                                       380       385
 11.75% 2009                                                                                                       285       280
Kansas City Southern Railway Co. 7.50% 2009                                                                      1,500     1,590
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (1)  (6)                                                                                  948     1,016
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023 (6)                                      500       550
Burlington Northern and Santa Fe Railway Co., Series 2002-2, 5.14% 2021(6)                                         500       515


Household durables  -  0.75%
Lennar Corp.:
 9.95% 2010                                                                                                      2,000     2,190
 7.625% 2009                                                                                                       500       518
Pulte Homes, Inc. 7.875% 2032                                                                                    1,750     1,803
Beazer Homes USA, Inc. 8.375% 2012                                                                               1,000     1,035
Toll Brothers, Inc. 6.875% 2012 (1)                                                                                750       774
Ryland Group, Inc. 9.75% 2010                                                                                      500       550


Real estate  -  0.75%
Host Marriott, LP, Series E, 8.375% 2006                                                                         1,500     1,493
EOP Operating LP:
 6.75% 2012                                                                                                        750       807
 8.10% 2010                                                                                                        500       567
First Industrial, LP 6.875% 2012                                                                                 1,250     1,350
United Dominion Realty Trust, Inc. 6.50% 2009                                                                    1,000     1,068
Rouse Co. 7.20% 2012                                                                                               750       774
Kimco Realty Corp. 6.00% 2012                                                                                      500       512
ProLogis Trust 7.05% 2006                                                                                          250       274


Specialty retail  -  0.65%
Staples, Inc. 7.375% 2012 (1)                                                                                    2,000     2,200
Gap, Inc.:
 10.55% 2008                                                                                                     1,020     1,117
 6.90% 2007                                                                                                        500       490
Office Depot, Inc. 10.00% 2008                                                                                   1,000     1,145
Toys "R" Us, Inc. 7.625% 2011                                                                                    1,060     1,028


Auto components  -  0.65%
ArvinMeritor, Inc. :
 8.75% 2012                                                                                                      3,725     3,938
 6.625% 2007                                                                                                     1,250     1,250
Dura Operating Corp., Series B, 8.625% 2012                                                                        750       758


Communications equipment  -  0.65%
Motorola, Inc.:
 8.00% 2011                                                                                                      2,800     2,904
 5.22% 2097                                                                                                      1,000       673
 7.625% 2010                                                                                                       500       513
 7.50% 2025                                                                                                        500       455
 6.50% 2028                                                                                                        250       213
Nortel Networks Ltd. 6.125% 2006                                                                                 1,750     1,181


Industrial conglomerates  -  0.59%
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                                                           1,250     1,339
 6.00% 2012                                                                                                      1,000     1,082
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                                              1,000     1,067
Hutchison Whampoa Finance Ltd. 7.45% 2017 (1)                                                                      500       521
Tyco International Group SA 6.375% 2011                                                                          1,520     1,424


Chemicals -  0.51%
Lyondell Chemical Co. 9.50% 2008 (1)                                                                             2,300     2,151
Equistar Chemicals, LP 8.75% 2009                                                                                  750       657
Dow Chemical Co. 6.00% 2012                                                                                      1,800     1,843



Aerospace  & defense  -  0.33%
BAE SYSTEMS 2001 Asset Trust, Series 2001:(1)(6)
 Class B, 7.156% 2011                                                                                              711       759
 Class G, MBIA insured, 6.664% 2013                                                                                681       735
TRW Inc. 7.75% 2029                                                                                              1,250     1,479


Semiconductor equipment & products  -  0.27%
Fairchild Semiconductor Corp. 10.50% 2009                                                                        1,925     2,089
ON Semiconductor Corp. 12.00% 2008 (1)                                                                             500       370


Other   industries -  1.18%
Hasbro, Inc. 7.95% 2003                                                                                          2,000     2,015
NiSource Finance Corp. 7.625% 2005                                                                               1,250     1,306
Northwest Airlines, Inc. 9.875% 2007                                                                             2,000     1,290
Terex Corp. 9.25% 2011                                                                                           1,250     1,145
Levi Strauss & Co. 12.25% 2012 (1)                                                                               1,000       985
Gruma, SA de CV 7.625% 2007                                                                                      1,000       983
Xerox Capital (Europe) PLC 5.875% 2004                                                                           1,000       960
Electronic Data Systems Corp. 7.125% 2009                                                                          750       772
Atlas Air, Inc., Series 1998-1, Class A, 7.38% 2018 (6)                                                            812       534
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
Series 2002-E, 4.33% 2006                                                                                          500       508
Deere & Co. 8.95% 2019                                                                                             250       299
Exodus Communications, Inc. 11.625% 2010 (3)                                                                       438        22
Jet Equipment Trust: (1)
 Series 1994-A, 11.79% 2013                                                                                        250         3
 Series 1995-D, 11.44% 2014                                                                                        300         -


Mortgage-backed obligations  (6)  -  9.56%
Agency Pass-Throughs:
 Fannie Mae:
  5.50% 2016 - 2018                                                                                              8,105     8,400
  6.50% 2016 - 2031                                                                                              7,535     7,960
  6.00% 2013 - 2017                                                                                              5,588     5,852
  7.00% 2026                                                                                                       525       557
  7.50% 2031                                                                                                       333       354
  10.00% 2018                                                                                                       69        78
 Government National Mortgage Assn.:
  7.50% 2023 - 2032                                                                                              5,059     5,416
  9.00% 2027                                                                                                     4,619     5,141
  8.00% 2023 - 2031                                                                                              3,253     3,532
  7.00% 2023 - 2029                                                                                              2,235     2,387
 6.00% 2033                                                                                                      2,130     2,216
 5.50% 2017                                                                                                      1,628     1,703
 6.50% 2025 - 2028                                                                                                 740       782
 10.00% 2019                                                                                                       146       168
 9.50% 2021                                                                                                        141       160
 Freddie Mac:
  5.00% 2018                                                                                                     2,750     2,818
  6.00% 2032                                                                                                     2,247     2,326
 Small Business Administration, Series 2001-20J, 5.76% 2021                                                        771       831
Commerical mortgage-backed obligations:
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                                                         1,250     1,399
  Series 2001-CK6, Class A-2, 6.103% 2036                                                                        1,230     1,362
  Series 2001-CF2, Class A-2, 5.935% 2034                                                                        1,000     1,085
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                                         868       907
  Series 1998-C1, Class A-1A, 6.26% 2040                                                                           739       784
 Bear Stearns Commercial Mortgage Securities Inc:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                                         1,520     1,792
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                                          750       852
  Series 2002-HOME, Class A, 2.039% 2013 (1)  (4)                                                                  735       734
 Merrill Lynch Mortgage Investors, Inc:
  Series 1999-C1, Class A-2, 7.56% 2031                                                                          1,500     1,741
  Series 1995-C3, Class A-3, 7.111% 2025 (4)                                                                     1,090     1,151
  GS Mortgage Securities Corp. II, Series 1998-C1: (4)
  Class E, 7.209% 2030                                                                                           1,250     1,233
  Class D, 7.209% 2030                                                                                           1,000     1,076
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                                                       1,000     1,143
  Series 1998-HF2, Class A-2, 6.48% 2030                                                                         1,000     1,123
 Chase Commercial Mortgage Securities Corp., Class A-2:
  Series 1998-1, 6.56% 2030                                                                                      1,250     1,406
  Series 1998-2, 6.39% 2030                                                                                        750       841
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                                        1,250     1,391
  Series 2002-HQ, Class A-1, 4.59% 2034                                                                            815       846
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3,
Class A-2, 6.592% 2033                                                                                           1,250     1,414
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                                     1,256     1,344
 Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                                           1,165     1,260
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
Class A-1, 5.585% 2034                                                                                           1,173     1,258
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                                 1,000     1,131
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class B, 7.619% 2031                                                                                750       882
 GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (1)                                            744       781
 First Union-Lehman Brothers-Bank of America Commerical Mortgage Trust,
Series 1998-C2, 6.28% 2035                                                                                         630       675
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                           500       606
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                            500       563
 DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (1)                                        206       208
Agency collateralized mortgage obligations:
 Fannie Mae:
  Series 2002-W1, Class 2A, 7.50% 2042                                                                             873       940
  Series 2002-W3, Class A-5, 7.50% 2028                                                                            868       929
  Series 2001-4, Class GA, 10.101% 2025 (4)                                                                        612       719
  Series 2001-T10, Class A-1, 7.00% 2041                                                                           581       617
  Series 2001-50, Class BA, 7.00% 2041                                                                             581       607
  Series 2001-20, Class C, 11.723% 2031 (4)                                                                        416       505
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                                1,000     1,019
Private issue pass-through obligations:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.522% 2027 (1)  (4)                                 350       379
Private issue collateralized mortgage obligations:
 Residential Funding Mortgage Securities I, Inc., Series 2001-S1, Class A-1, 7.00% 2016                             74        76


Asset backed obligations (6) -  3.58%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                                                            1,250     1,275
 Series 2000-A, Class BV-2, 4.22% 2031 (4)                                                                       1,000       862
 Series 2002-B, Class A-2, 5.31% 2033                                                                              500       509
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029                                           1,750       879
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                          750       753
Green Tree Financial Corp., Class B-2:
 Series 1995-6, 8.00% 2026                                                                                         938       301
 Series 1996-5, 8.45% 2027                                                                                         966       126
 Series 1997-8, 7.75% 2028                                                                                         492        74
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                           2,500     2,656
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-3FX, 6.298% 2012                                                                                        1,663     1,680
 Class A-2FX, 4.685% 2012                                                                                          623       631
MMCA Auto Owner Trust, Series 2002-1:
 Class A-3, 4.15% 2006                                                                                         $ 1,000   $ 1,032
 Class C, 6.20% 2010                                                                                               912       922
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2022                                                                           1,383     1,216
 Series 1999-1, Class B, 6.795% 2020                                                                               493       321
 Series 1998-3, Class C-2, 7.25% 2005                                                                              500       250
 Series 1997-1, Class C-1, 7.42% 2008 (4)                                                                          243       121
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series
2002-A, 6.72% 2025                                                                                               1,800     1,811
United Air Lines, Inc.: (3)
 Series 2000-1, Class A-2, 7.73% 2012                                                                            1,675     1,290
 1991 Equipment Trust Certificates, Series A, 10.11% 2006                                                          386       100
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2,
Class A-4, AMBAC insured, 6.43% 2016                                                                             1,250     1,301
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3,
FSA insured, 2.72% 2007                                                                                          1,250     1,269
CPS Auto Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (1)                                           1,250     1,266
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                                                   1,250     1,264
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                          1,000     1,058
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                                                      1,000     1,056
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                                 1,000     1,045
Banco Itau SA, XLCA insured, 2.505% 2007 (1)  (4)                                                                1,000       990
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)                                    871       898
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                                    750       781
U.S. Airways Pass Through Trust, MBIA insured, Class G:
 Series 2000-3,  7.89% 2020                                                                                        475       497
 Series 2001-1,  7.076% 2022                                                                                       242       250
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.12% 2010 (1)  (4)                               750       728
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022                                                     846       726
Metris Master Trust, Series 2001-1, Class A, 1.64% 2007 (4)                                                        750       725
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                                      709       709
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                                    475       504
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                                      464       487
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013                                                         500       365
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015 (1)                                                       250        33


U.S. Treasury bonds & notes  -  12.34%
 6.75% 2005                                                                                                     25,000    27,872
 5.75% 2005                                                                                                     23,000    25,426
 7.50% 2016                                                                                                      9,000    11,780
 5.625% 2008                                                                                                    10,000    11,349
 6.00% 2009                                                                                                    $ 6,750   $ 7,849
 6.00%  2004                                                                                                     6,500     6,979
 3.375% 2007 (8)                                                                                                 4,863     5,250
 4.75% 2008                                                                                                      4,000     4,368
 7.875% 2021                                                                                                     2,750     3,775
 8.875% 2017                                                                                                     1,750     2,561
 5.00% 2011                                                                                                      2,000     2,198
 10.375% 2012 (7)                                                                                                1,000     1,337
 7.25% 2004                                                                                                      1,000     1,094
 10.375% 2009                                                                                                      500       579
 6.25% 2003                                                                                                        500       503


Federal agency obligations  -  3.43%
Freddie Mac:
 5.25% 2006                                                                                                      4,750     5,160
 4.75% 2012                                                                                                      5,000     4,999
 5.00% 2004                                                                                                      4,750     4,976
 4.25% 2005                                                                                                      2,750     2,897
Fannie Mae:
 7.00% 2005                                                                                                      3,500     3,925
 6.00% 2005                                                                                                      3,250     3,598
 7.25% 2030                                                                                                        750       943
Federal Home Loan Bank 4.875% 2004                                                                               4,655     4,858


Non-U.S. government obligations   -  1.79%
United Mexican States Government Eurobonds, Global:
 8.625% 2008                                                                                                     2,500     2,879
 9.875% 2010                                                                                                     1,000     1,230
 11.375% 2016                                                                                                      750     1,007
 10.375% 2009                                                                                                      500       617
Deutschland Republic 5.25% 2008                                                                 Euro             4,400     4,991
Panama (Republic of):
 9.375% 2023                                                                                                   $ 2,603     2,688
 8.875% 2027                                                                                                     1,000       993
 Interest Reduction Bond 5.00% 2014 (4)                                                                            112       100
Canadian Government 4.916% 2026 (8)                                                             C$                           850156
Philippines (Republic of) 9.875% 2019                                                                            $ 500       496
Brazil (Federal Republic of) 14.50% 2009                                                                           500       416
Argentina (Republic of) 7.00%/15.50% 2008 (2) (9)                                                                  562       126

Total bonds & notes (cost: $749,995,000)                                                                                 739,540

                                                                                                   Shares or principal
Stocks (common & preferred)                                                                                     amount

Banks & thrifts  -  1.36%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
(Japan) (1)  (4)                                                                                            $3,350,000     2,977
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
(undated) (1)  (4)                                                                                            $650,000       550
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred
(undated)(France)(1)  (4)                                                                                   $1,175,000     1,338
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)                                  $850,000     1,040
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
preferred (undated)(United Kingdom)(1) (4)                                                                  $1,500,000     1,848
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
preferred (undated)(Japan) (1)  (4)                                                                         $1,500,000     1,318
DBS Capital Funding Corp. 7.657% noncumulative guaranteed preferred
(undated)(Singapore) (1)  (4)                                                                                 $750,000       834
First Republic Capital Corp., Series A, 10.50% preferred (1)                                                       750       750
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred
(undated)(Japan) (1)  (2)                                                                                     $750,000       738
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (4)                                     $500,000       549
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                                 20,000       535


Wireless telecommunication services  -  0.38%
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009  (10) (11)                             1,053     1,000
Nextel Communications, Inc, Class A  (1) (11)                                                                   26,609       307
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (10)(11)                              1,644     1,134
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009 (10)(11)                                   1,539       754
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008 (10)(11)                                     648       291



Other   industries -  0.64%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (Hong Kong) (1)                                                                                      65,000     1,763
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(Netherlands) (4)                    $ 1,500,000     1,747
Ford Motor Company Capital Trust II 6.50% cumulative convertible trust preferred 2032                      $ 1,220,000       997
ProLogis Trust, Series D, 7.92% preferred                                                                       36,800       922
Sinclair Capital 11.625% preferred 2009                                                                          2,500       264
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (1)(5)(10)(11)                                      90,909        94
Clarent Hospital Corp.  (11)                                                                                    15,070        38
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (10) (11)                                        5,000         3
NTL Inc., warrants, expire 2008  (1)(5) (11)                                                                       238         -
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1) (5) (11)                                               1,000         -


Total Stocks (cost: $21,693,000)                                                                                          21,791



                                                                                                             Principal    Market
                                                                                                                amount     value
Convertible debentures                                                                                            (000)     (000)

Electronic equipment & instruments  -  0.74%
Solectron Corp. 0% LYON 2020                                                                                   $ 9,150   $ 4,689
Solectron Corp. 0% LYON 2020                                                                                       903       559
Celestica Inc. 0% 2020                                                                                           1,700       788
SCI Systems, Inc. 3.00% 2007                                                                                     1,000       714


COMMUNICATIONS EQUIPMENT  -  0.51%
Juniper Networks, Inc. 4.75% 2007                                                                                2,500     1,950
Corning Inc. 0% 2015                                                                                             2,472     1,397
American Tower Corp. 5.00% 2010                                                                                  2,000     1,305


Semiconductor equipment & products  -  0.45%
Analog Devices, Inc. 4.75% 2005                                                                                  1,270     1,268
RF Micro Devices, Inc. 3.75% 2005                                                                                1,000       870
Conexant Systems, Inc. 4.00% 2007                                                                                1,500       699
LSI Logic Corp. 4.00% 2005                                                                                         700       627
TriQuint Semiconductor, Inc. 4.00% 2007                                                                            500       389
Cypress Semiconductor Corp. 3.75% 2005                                                                             330       265


Diversified telecommunication services  -  0.44%
Bell Atlantic Financial Services, Inc. 4.25% 2005 (1)                                                            2,000     2,105
Hellenic Exchangeable Finance SCA 2.00% exchangeable 2005 (Greece)                              Euro             1,750     1,906


Internet & catalog retail   -  0.43%
Amazon.com, Inc. 6.875% PEACS 2010                                                                               4,300     3,272
Amazon.com, Inc. 4.75% 2009                                                                                        900       665


Office electronics  -  0.35%
Xerox Corp. 0.57% 2018                                                                                           5,000     3,175


Health care providers & services  -  0.11%
Omnicare, Inc. 5.00% 2007                                                                                        1,000       959


Total convertible debentures (cost: $27,771,000)                                                                          27,602

Miscellaneous  -  0.32%
Other equity securities in initial period of acquisition                                                                   2,874

Total equity securities (cost: $49,464,000)                                                                               52,267


                                                                                                             Principal    Market
                                                                                                                amount     value
Short-term securities                                                                                             (000)     (000)

Corporate short-term notes  -  11.02%
Harvard University 1.29% due 1/17/03                                                                          $ 17,500  $ 17,489
General Electric Capital Corp. 1.25% due 1/2/03                                                                 13,800    13,799
Enterprise Funding Corp. 1.35% due 1/13/03 (1)                                                                  13,600    13,594
Motiva Enterprises LLC 1.30% due 1/6/03                                                                         12,500    12,497
Harley-Davidson Funding Corp. 1.31% due 1/23/03 (1)                                                             11,500    11,490
Kraft Foods Inc. 1.30% due 1/21/03                                                                              10,000     9,993
Triple-A One Funding Corp. 1.35% due 1/14/03 (1)                                                                 7,800     7,796
Archer Daniels Midland Co. 1.32% due 2/25/03 (1) (7)                                                             6,200     6,187
Abbott Laboratories Inc. 1.30% due 1/23/03 (1)                                                                   5,000     4,996
Kimberly-Clark Worldwide Inc. 1.28% due 1/17/03 (1)                                                              3,000     2,998


Federal agency discount notes  -  2.04%
Federal Home Loan Bank 1.25%-1.27% due 1/3-2/7/03                                                               16,473    16,460
Fannie Mae 1.25% due 2/10/03                                                                                     2,200     2,197
Total short-term securities (cost: $119,496,000)                                                                         119,496


Total investment securities (cost: $918,955,000)                                                                         911,303
Other assets less liabilities                                                                                              3,587

Net assets                                                                                                              $914,890

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Company not making interest payments;
    bankruptcy proceedings pending.
(4) Coupon rate may change periodically.
(5) Valued under fair value procedures adopted by authority of the Board of Trustees.
(6) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) Scheduled interest payment not made, reorganization pending.
(10) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(11) Security did not produce income during the last 12 months.

See Notes to Financial Statements

HIGH-INCOME BOND FUND
Investment portfolio, December 31, 2002



                                                                                             Principal           Market
                                                                                                amount            value
Bonds & notes                                                                                     (000)            (000)

MEDIA  -  12.63%
ACME Intermediate Holdings, LLC, Series B, 12.00% 2005                                         $ 8,911      $     8,956
Young Broadcasting Inc.:
 10.00% 2011                                                                                     5,843            5,858
 Series B, 9.00% 2006                                                                            1,639            1,625
 Series B, 8.75% 2007                                                                               85               83
Emmis Communications Corp. 0%/12.50% 2011 (1)                                                    6,963            5,623
Big City Radio, Inc. 11.25% 2005 (2)(3)                                                          6,250            4,921
Charter Communications Holdings, LLC:
 0%/13.50% 2011 (1)                                                                              3,125              766
 10.00% 2009                                                                                     1,500              652
 Charter Communications Holdings Capital Corp.
 0%/12.125% 2012 (1)                                                                             2,575              579
 0%/11.75% 2010 (1)                                                                              1,775              515
 0%/9.92% 2011 (1)                                                                               1,250              425
 10.75% 2009                                                                                       500              222
 0%/11.75% 2011 (1)                                                                                250               61
Avalon Cable Holdings LLC 0%/11.875% 2008 (1)  (4)                                                 500              312
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                           3,250            3,412
Liberty Media Corp.:
 7.875% 2009                                                                                     1,575            1,711
 8.25% 2030                                                                                      1,500            1,583
RH Donnelley Inc.: (5)
 10.875% 2012                                                                                    2,125            2,327
 8.875% 2010                                                                                       500              537
Radio One, Inc., Series B, 8.875% 2011                                                           2,500            2,687
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                    2,850            2,597
FrontierVision 11.00% 2006 (2)                                                                   2,500            1,900
Adelphia Communications Corp. 10.25% 2011 (2)                                                      980              392
Century Communications Corp. 0% 2003                                                             1,000              235
Hollinger Participation Trust 12.125% 2010 (5) (6) (7)                                           2,624            2,479
Univision Communications Inc. 7.85% 2011                                                         2,000            2,272
Cinemark USA, Inc.:
 Series B, 9.625% 2008                                                                           1,150            1,156
 Series D, 9.625% 2008                                                                             975              968
Chancellor Media Corp. of Los Angeles, Series B, 8.75% 2007                                      2,000            2,097
Antenna TV SA 9.00% 2007                                                                         2,750            1,952
Regal Cinemas Corp., Series B, 9.375% 2012                                                       1,500            1,605
Gray Communications Systems, Inc. 9.25% 2011                                                       750              811
LBI Media, Inc. 10.125% 2012 (5)                                                                   750              787
AMC Entertainment Inc. 9.50% 2009                                                                  750              746
EchoStar DBS Corp. 9.125% 2009                                                                     500              529
NextMedia Operating, Inc. 10.75% 2011                                                              500              528
Lin Holdings Corp. 0%/10.00% 2008 (1)  (4)                                                         500              513
RBS Participacoes SA 11.00% 2007 (5)                                                             1,000              450
Sun Media Corp. 9.50% 2007                                                                         325              335
Globo Comunicacoes e Participacoes Ltda., Series B:
 10.50% 2006 (5)                                                                                   630              175
 10.50% 2006                                                                                       360              100


WIRELESS TELECOMMUNICATION SERVICES  -  10.43%
Nextel Partners, Inc.:
 0%/14.00% 2009 (1)                                                                              7,390            5,579
 12.50% 2009                                                                                     3,000            2,715
 11.00% 2010                                                                                     2,273            1,943
American Tower Corp. 9.375% 2009                                                                12,375            9,714
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                                              5,000            3,275
 10.625% 2007                                                                                    3,500            3,167
 10.75% 2011                                                                                     1,250            1,100
 0%/10.375% 2011 (1)                                                                               875              573
Nextel Communications, Inc.:
 0%/9.95% 2008 (1)                                                                               5,700            5,244
 9.75% 2007                                                                                      1,450            1,348
SpectraSite Holdings, Inc., Series B: (2)
 12.50% 2010                                                                                     5,000            1,875
 0%/12.00% 2008 (1)                                                                              5,250            1,706
 0%/11.25% 2009 (1)                                                                              4,125            1,258
 0%/12.875% 2010 (1)                                                                             3,500              927
 10.75% 2010                                                                                       500              187
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (1)                                                                             1,543            1,462
 10.625% 2010                                                                                    1,300            1,404
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                      1,250            1,289
 8.125% 2012                                                                                       800              806
 7.875% 2011                                                                                       405              408
Triton PCS, Inc.:
 0%/11.00% 2008 (1)                                                                              2,175            1,822
 9.375% 2011                                                                                       500              417
CFW Communications Co. 13.00% 2010 (2)                                                           6,375            1,912
American Cellular Corp. 9.50% 2009                                                               6,350            1,238
Alamosa (Delaware), Inc.:
 13.625% 2011                                                                                    2,300              770
 12.50% 2011                                                                                       500              152
Centennial Cellular Corp. 10.75% 2008                                                            1,000              545
Teletrac, Inc. 9.00% 2004 (3)(7)                                                                   579              464
Cricket Communications, Inc.:  (2)(6)
 6.188% 2007                                                                                     2,090              355
 6.375% 2007                                                                                       560               95
Microcell Telecommunications Inc., Series B, 14.00% 2006 (2)                                     4,750              166
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                               817               94
iPCS, Inc. 0%/14.00% 2010 (1)                                                                    1,200               54
PageMart Wireless, Inc. 0%/11.25% 2008 (1)(2)(3)                                                17,400                2


HOTELS, RESTAURANTS & LEISURE  -  6.50%
Premier Parks Inc.:
 0%/10.00% 2008 (1)                                                                              1,750            1,702
 9.75% 2007                                                                                      1,350            1,316
Six Flags, Inc.:
 9.50% 2009                                                                                      1,875            1,819
 8.875% 2010                                                                                       250              236
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                            4,000            4,270
MGM Mirage, Inc. 8.50% 2010                                                                      2,000            2,214
Mirage Resorts, Inc.:
 6.75% 2008                                                                                        500              509
 6.75% 2007                                                                                        500              508
Boyd Gaming Corp:
 9.25% 2009                                                                                      1,750            1,912
 7.75% 2012 (5)                                                                                  1,250            1,230
KSL Recreation Group, Inc. 10.25% 2007                                                           2,730            2,798
Ameristar Casinos, Inc. 10.75% 2009                                                              2,000            2,200
Buffets, Inc. 11.25% 2010 (5)                                                                    2,000            1,900
Hollywood Casino Corp. 11.25% 2007                                                               1,745            1,893
Station Casinos, Inc. 8.375% 2008                                                                1,500            1,601
Sbarro, Inc. 11.00% 2009                                                                         1,500            1,402
Mohegan Tribal Gaming Authority:
 8.375% 2011                                                                                     1,000            1,056
 8.00% 2012                                                                                        250              262
Royal Caribbean Cruises Ltd.:
 8.25% 2005                                                                                        750              724
 7.00% 2007                                                                                        350              313
International Game Technology 8.375% 2009                                                          500              557
Florida Panthers Holdings, Inc. 9.875% 2009                                                        500              522
YUM  Brands, Inc. 7.70% 2012                                                                       500              522
Eldorado Resorts LLC 10.50% 2006                                                                   500              502
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                      500              437
Argosy Gaming Co. 9.00% 2011                                                                       400              425
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                        300              304
Harrah's Operating Co., Inc. 7.125% 2007                                                           250              276
Mandalay Resort Group 10.25% 2007                                                                  250              276


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.09%
Sprint Capital Corp.:
 7.90% 2005                                                                                      4,090            4,133
 8.375% 2012                                                                                     2,500            2,492
 7.125% 2006                                                                                     2,230            2,210
 6.00% 2007                                                                                      2,325            2,199
 6.90% 2019                                                                                      1,000              822
 5.875% 2004                                                                                       150              149
 7.625% 2011                                                                                       135              128
Qwest Services Corp.: (5)
 13.50% 2010                                                                                     3,262            3,392
 13.00% 2007                                                                                     1,783            1,836
British Telecommunications PLC 7.125% 2011                                             Euro      3,500            4,120
VoiceStream Wireless Corp. 10.375% 2009                                                        $ 3,659            3,860
France Telecom 9.25% 2011                                                                        1,500            1,737
COLT Telecom Group PLC 12.00% 2006                                                               2,375            1,603
Telewest Communications PLC: (2)
 9.875% 2010                                                                                     3,050              564
 0%/11.375% 2010 (1)                                                                             2,000              250
 11.25% 2008                                                                                       875              162
TeleWest PLC: (2)
 11.00% 2007                                                                                     1,150              213
 9.625% 2006                                                                                        50                9
Comcast UK Cable Partners Ltd. 11.20% 2007                                                       1,250              837
PCCW-HKT Capital Ltd. 7.75% 2011 (5)                                                               500              538
Horizon PCS, Inc. 13.75% 2011                                                                    1,500              293
GT Group Telecom Inc. 0%/13.25% 2010, units (1)(2)                                               4,000               20
NEXTLINK Communications, Inc. 9.625% 2007 (2)                                                      500                3


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.80%
Solectron Corp.:
 9.625% 2009                                                                                     6,085            5,963
 Series B, 7.375% 2006                                                                             700              655
Sanmina-SCI Corp. 10.375% 2010 (5)                                                               5,250            5,329
Flextronics International Ltd.:
 9.875% 2010                                                                                     1,150            1,245
 8.75% 2007                                                                                        750              774
 9.75% 2010                                                                            Euro        500              542


FOOD PRODUCTS  -  2.50%
Fage Dairy Industry SA 9.00% 2007                                                              $ 6,000            5,820
Burns Philp Capital Pty Ltd. 9.75% 2012 (5)                                                      2,525            2,437
Smithfield Foods, Inc., Series A, 8.00% 2009                                                     2,250            2,306
Del Monte Corp. 8.625% 2012 (5)                                                                  1,250            1,281
Aurora Foods Inc., Series B, 9.875% 2007                                                         2,200            1,100


CONTAINERS & PACKAGING  -  2.47%
Tekni-Plex, Inc., Series B, 12.75% 2010                                                          5,300            4,982
Owens-Brockway Glass Container Inc.:
 8.75% 2012 (5)                                                                                  1,375            1,403
 8.875% 2009                                                                                     1,000            1,035
Owens-Illinois, Inc.:
 7.50% 2010                                                                                      1,275            1,179
 7.85% 2004                                                                                        250              248
 8.10% 2007                                                                                        250              243
Longview Fibre Co. 10.00% 2009                                                                   3,000            3,165
Stone Container Corp. 9.75% 2011                                                                   500              538



COMMERCIAL SERVICES & SUPPLIES  -  2.32%
Allied Waste North America, Inc:
 10.00% 2009                                                                                     8,375            8,354
 Series B, 8.875% 2008                                                                           1,250            1,275
 8.50% 2008                                                                                        500              505
Stericycle, Inc., Series B, 12.375% 2009                                                           650              748
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                            650              634
Iron Mountain Inc. 8.75% 2009                                                                      350              363
Cendant Corp. 6.875% 2006                                                                          125              130
Safety-Kleen Services, Inc. 9.25% 2008 (2)  (3)                                                  1,750               35


METALS & MINING  -  2.28%
Earle M. Jorgensen Co. 9.75% 2012                                                                2,750            2,812
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                                   2,400            2,346
AK Steel Holding Corp. 7.75% 2012 (5)                                                            2,000            2,025
Luscar Coal Ltd. 9.75% 2011                                                                      1,150            1,238
Steel Dynamics, Inc. 9.50% 2009                                                                  1,000            1,053
UCAR Finance Inc. 10.25% 2012                                                                    1,025              779
Oregon Steel Mills, Inc. 10.00% 2009 (5)                                                           700              714
Allegheny Technologies, Inc. 8.375% 2011                                                           500              502
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (2)                                                 4,100              328


OIL & GAS  -  2.24%
Pogo Producing Co.:
 8.75% 2007                                                                                      2,500            2,622
 10.375% 2009                                                                                    1,250            1,361
Clark Refining & Marketing, Inc. 8.875% 2007                                                     2,950            2,729
Port Arthur Finance Corp. 12.50% 2009 (4)(5)                                                       295              326
Western Oil Sands Inc. 8.375% 2012                                                               2,200            2,200
Newfield Exploration Co.:
 7.625% 2011                                                                                       900              951
 8.375% 2012                                                                                       675              721
Teekay Shipping Corp. 8.875% 2011                                                                  375              387
Petrozuata Finance, Inc., Series B, 8.22% 2017 (4) (5)                                             500              318


MULTILINE RETAIL  -  2.12%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                     2,300            1,714
 6.875% 2015                                                                                     2,000            1,710
 7.65% 2016                                                                                      1,400            1,239
 8.25% 2022 (4)                                                                                    900              788
 9.00% 2012 (5)                                                                                    505              518
 7.95% 2017                                                                                        500              453
 7.40% 2037                                                                                        255              259
 7.375% 2008                                                                                       250              251
  7.05% 2005                                                                                       100              102
Kmart Corp., Series 1995 K-2, 5.944% 2020 (4)                                                    1,999              741
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (4)                                      1,500              720
ShopKo Stores, Inc. 6.50% 2003                                                                   1,000              985
Saks Inc. 7.375% 2019                                                                            1,090              861
Dillard's, Inc. 6.30% 2008                                                                         700              655


PAPER & FOREST PRODUCTS  -  1.86%
Georgia-Pacific Corp.:
 7.50% 2006                                                                                      1,700            1,624
 9.50% 2022                                                                                      1,500            1,335
 8.125% 2011                                                                                     1,250            1,194
Fort James Corp. 6.625% 2004                                                                     1,000              975
Potlatch Corp. 10.00% 2011                                                                       1,500            1,650
Riverwood International Corp. 10.875% 2008                                                       1,250            1,263
Advance Agro Capital BV 13.00% 2007                                                                915              801
Indah Kiat International Finance Co. BV 11.875% 2002 (8)                                         2,000              630
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (2)                                                  250               64
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (2)                                                  550              128


CONSUMER FINANCE  -  1.47%
Household Finance Corp.:
 6.40% 2008                                                                                      2,000            2,135
 6.375% 2011                                                                                     1,000            1,047
Capital One Financial Corp. 8.75% 2007                                                           2,430            2,378
Providian Financial Corp. 9.525% 2027 (5)                                                        3,500            2,034


HOUSEHOLD DURABLES  -  1.31%
Boyds Collection, Ltd., Series B, 9.00% 2008                                                     2,875            2,875
Beazer Homes USA, Inc.:
 8.375% 2012                                                                                     1,250            1,294
 8.875% 2008                                                                                       250              260
Lennar Corp. 9.95% 2010                                                                          1,000            1,095
Salton/Maxim Housewares, Inc. 10.75% 2005                                                        1,025            1,001
Ryland Group, Inc. 9.75% 2010                                                                      250              275


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.28%
Amkor Technology, Inc:
 9.25% 2006                                                                                      2,725            2,344
 9.25% 2008                                                                                        150              128
Fairchild Semiconductor Corp. 10.50% 2009                                                        2,075            2,251
Micron Technology, Inc. 6.50% 2005 (5)                                                           2,000            1,730
ON Semiconductor Corp. 12.00% 2008 (5)                                                             250              185


ELECTRIC UTILITIES  -  1.27%
Edison International 6.875% 2004                                                                 2,750            2,571
Edison Mission Energy:
 7.73% 2009                                                                                      3,125            1,453
 9.875% 2011                                                                                     1,125              534
Southern California Edison Co. 8.95% 2003                                                          700              698
Mission Energy Holding Co. 13.50% 2008                                                           2,425              570
Israel Electric Corp. Ltd. 7.75% 2027 (5)                                                          500              454
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                225              234
Oncor Electric Delivery Co. 6.375% 2012 (5)                                                         85               88


MACHINERY  -  1.21%
Terex Corp.:
 9.25% 2011                                                                                      1,875            1,718
 Class B, 10.375% 2011                                                                           1,760            1,628
AGCO Corp. 9.50% 2008                                                                            1,750            1,899
NMHG Holding Co. 10.00% 2009                                                                     1,000            1,005


FOOD & DRUG RETAILING  -  1.04%
Delhaize America, Inc.:
 7.375% 2006                                                                                     2,340            2,289
 9.00% 2031                                                                                      1,500            1,350
 8.125% 2011                                                                                     1,250            1,211
Rite Aid Corp.:
 6.875% 2013                                                                                       350              255
 6.875% 2028 (5)                                                                                   225              144
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                 200              147


HEALTH CARE PROVIDERS & SERVICES  -  0.92%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                      1,875            1,971
 7.00% 2007                                                                                        250              266
PacifiCare Health Systems, Inc. 10.75% 2009                                                      2,000            2,150
Integrated Health Services, Inc.: (2)  (3)
 Series A, 9.25% 2008                                                                            9,250              185
 Series A, 9.50% 2007                                                                            5,325              107
 10.25% 2006 (6)                                                                                 5,000              100


MULTI-UTILITIES & UNREGULATED POWER  -  0.78%
AES Corp.:
 9.50% 2009                                                                                      3,300            2,038
 9.375% 2010                                                                                     1,300              787
AES Drax Holdings Ltd., Series B, 10.41% 2020 (4)                                                2,250            1,226


SPECIALTY RETAIL  -  0.70%
Gap, Inc. 6.90% 2007                                                                             1,703            1,669
Office Depot, Inc. 10.00% 2008                                                                   1,000            1,145
PETCO Animal Supplies, Inc. 10.75% 2011                                                            750              830


AUTO COMPONENTS  -  0.63%
Stoneridge, Inc. 11.50% 2012                                                                     1,750            1,680
ArvinMeritor, Inc.:
 8.75% 2012                                                                                        500              529
 6.625% 2007                                                                                       250              250
Tenneco Automotive Inc., Series B, 11.625% 2009                                                    750              514
Dura Operating Corp., Series B, 8.625% 2012                                                        250              253
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (2)  (3)                                      3,000               38



CHEMICALS  -  0.54%
Lyondell Chemical Co.:
 11.125% 2012                                                                                    1,125            1,114
 9.50% 2008 (5)                                                                                  1,000              935
 Series A, 9.625% 2007                                                                             500              483
 Series B, 9.875% 2007                                                                             250              241


REAL ESTATE  -  0.53%
HMH Properties, Inc., Series A, 7.875% 2005                                                      1,500            1,485
Host Marriott, LP:
 Series E, 8.375% 2006                                                                             150              149
 Series I, 9.50% 2007                                                                              100              102
FelCor Suites LP 7.375% 2004                                                                     1,000            1,000


COMMUNICATIONS EQUIPMENT  -  0.49%
Motorola, Inc.:
 8.00% 2011                                                                                        500              518
 7.625% 2010                                                                                       500              513
 5.22% 2097                                                                                        600              404
 7.50% 2025                                                                                        150              137
 6.50% 2028                                                                                        100               85
Nortel Networks Ltd. 6.125% 2006                                                                   875              591
Lucent Technologies Inc. 7.25% 2006                                                                500              285


BEVERAGES  -  0.46%
Constellation Brands, Inc. 8.125% 2012                                                           1,750            1,820
Cott Beverages Inc. 8.00% 2011                                                                     500              533


OFFICE ELECTRONICS  -  0.32%
Xerox Capital (Europe) PLC 5.875% 2004                                                           1,750            1,680


ROAD & RAIL  -  0.31%
TFM, SA de CV:
 12.50% 2012 (5)                                                                                   910              921
 10.25% 2007                                                                                       150              141
Kansas City Southern Railway Co. 7.50% 2009                                                        500              530


AIRLINES  -  0.27%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                     1,500              968
 8.52% 2004                                                                                        500              425


OTHER  INDUSTRIES -  0.72%
General Motors Acceptance Corp. 6.125% 2007                                                      1,000            1,013
Prudential Holdings, LLC, Series C, 8.695% 2023 (4) (5)                                            750              871
Levi Strauss & Co. 6.80% 2003                                                                      775              767
Tyco International Group SA:
 5.875% 2004                                                                                       500              485
 6.375% 2005                                                                                       100               97
Computer Associates International Inc. 6.25% 2003                                                  250              249
Sanwa Bank, Ltd. 7.40% 2011                                                                        250              247


ASSET BACKED OBLIGATIONS (4)  -  0.70%
Consumer Credit Reference Index Securities Program Trust, Series
2002-2A, 10.421% 2007 (5)                                                                        1,250            1,298
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                        750              863
California Infrastructure and Economic Development Bank, Special Purpose
Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                 500              546
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                  591              520
USAir, Inc., Pass Through Trust, Series 1993-A3, 10.375% 2013 (2)                                1,500              375


U.S. TREASURY BONDS & NOTES  -  1.01%
 7.50% 2016                                                                                      4,000            5,236


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.34%
Panama (Republic of):
 9.375% 2023                                                                                     1,230            1,270
 Interest Reduction Bond 5.00% 2014 (6)                                                          1,347            1,199
 8.875% 2027                                                                                       250              248
United Mexican States Government Eurobonds, Global:
 11.375% 2016                                                                                    1,015            1,363
 8.30% 2031                                                                                      1,020            1,079
Philippines (Republic of) 9.875% 2019                                                              500              496
Brazil (Federal Republic of) 14.50% 2009                                                           500              416
Bulgaria (Republic of) 8.25% 2015                                                                  372              408
Turkey (Republic of) 12.375% 2009                                                                  250              271
Argentina (Republic of) 12.25% 2018 (7) (9)                                                        968              198


Total bonds & notes (cost: $459,155,000)                                                                        370,758



                                                                                            Shares  or           Market
                                                                                             principal            value
Stocks (common & preferred)                                                                     amount             (000)

WIRELESS TELECOMMUNICATION SERVICES  -  5.46%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred, redeemable 2010 (7)(10)                              13,300         $ 11,704
 Class A (5)(10)                                                                               221,499            2,558
 Series D, 13.00% exchangeable preferred 2009 (7)(10)                                            1,191            1,132
Crown Castle International Corp. 12.75% senior exchangeable
preferred 2010 (7)(10)                                                                           9,700            6,693
Dobson Communications Corp.:
 12.25% senior exchangeable preferred 2008 (7)(10)                                              12,754            5,740
 13.00% senior exchangeable preferred 2009 (7)(10)                                                 976              478


BANKS & THRIFTS  -  2.00%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
(Japan) (5)  (6)                                                                           $ 5,250,000            4,665
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                   38,200            2,187
First Republic Capital Corp., Series A, 10.50% preferred (5)                                     2,000            2,000
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
preferred (undated)(Japan) (5)  (6)                                                        $ 1,750,000            1,537


MEDIA  -  0.93%
Gray Communications Systems, Inc., Series C, 8.00% convertible
preferred 2012  (3) (5) (7)                                                                        300            2,746
Clear Channel Communications, Inc.  (10)                                                        25,506              951
Radio One, Inc., Class D, nonvoting (10)                                                        34,000              491
Radio One, Inc., Class A (10)                                                                   17,000              249
ACME Communications, Inc.  (10)                                                                 47,700              380
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (10)                             40,000               20


INDUSTRIAL CONGLOMERATES  -  0.84%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (Hong Kong) (5)                                                                     160,000            4,340


MACHINERY  -  0.34%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031 (5)                              40,000            1,770



OTHER  -  0.35%
EarthWatch Inc., Series B, 7.00% convertible preferred 2009 (3)(5)(7)(10)                    1,090,904            1,125
Wilshire Financial Services Group Inc. (10)                                                    155,212              504
Clarent Hospital Corp. (10)                                                                     75,300              188
Protection One, Inc., warrants, expire 2005  (3) (5) (10)                                        6,400                -
KMC Telecom Holdings, Inc., warrants, expire 2008  (5)(10)                                       9,500                -
NTL Inc., warrants, expire 2008  (3)(5)(10)                                                      1,425                -
GT Group Telecom Inc., warrants, expire 2010 (Canada) (3)(5)(10)                                 4,000                -

Total stocks (cost: $57,243,000)                                                                                 51,458



                                                                                            Pprincipal           Market
                                                                                                amount            value
Convertible debentures                                                                            (000)            (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.74%
Solectron Corp. 0% LYON 2020                                                                  $ 13,250          $ 6,791
Solectron Corp. 0% LYON 2020                                                                       790              489
SCI Systems, Inc. 3.00% 2007                                                                     2,000            1,427
Celestica Inc. 0% 2020                                                                             700              325


INTERNET & CATALOG RETAIL  -  1.08%
Amazon.com, Inc. 6.875% PEACS 2010                                                     Euro      7,350            5,593


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.99%
Conexant Systems, Inc. 4.00% 2007                                                              $ 3,600            1,679
LSI Logic Corp. 4.00% 2005                                                                       1,129            1,010
RF Micro Devices, Inc. 3.75% 2005                                                                1,000              870
TriQuint Semiconductor, Inc. 4.00% 2007                                                            800              623
Analog Devices, Inc. 4.75% 2005                                                                    520              519
Cypress Semiconductor Corp., 3.75% 2005                                                            555              445


WIRELESS TELECOMMUNICATIONS  -  0.32%
American Tower Corp. 5.00% 2010                                                                  2,500            1,631


COMMUNICATIONS EQUIPMENT  -  0.26%
Juniper Networks, Inc. 4.75% 2007                                                                1,750            1,365


Total convertible debentures (cost: $21,241,000)                                                                 22,767

Miscellaneous  -  1.28%
Other equity securities in initial period of acquisition                                                          6,623

Total equity securities (cost: $82,008,000)                                                                      80,848

                                                                                             Principal           Market
                                                                                                amount            value
Short-term securities                                                                             (000)            (000)

Corporate short-term notes  -  10.99%
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/21/03 (5)                                   $ 13,000         $ 12,993
Kraft Foods Inc. 1.29%-1.30% due 1/28-2/13/03                                                   11,350           11,335
General Electric Capital Corp. 1.25% due 1/2/03                                                 10,000            9,999
Executive Jet Inc. 1.30% due 1/21/03 (5)                                                         9,500            9,493
Harley-Davidson Funding Corp. 1.30% due 1/23/03 (5)                                              7,250            7,244
Merck & Co. Inc. 1.30% due 1/16/03                                                               5,900            5,896

Total short-term securities (cost: $56,960,000)                                                                  56,960

Total investment securities (cost: $598,123,000)                                                                508,566
Other assets less liabilities                                                                                     9,757

Net assets                                                                                                     $518,323

(1) Step bond; coupon rate will increase at a later date.
(2) Company not making interest payments;
      bankruptcy proceedings pending.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(6) Coupon rate may change periodically.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(9) Scheduled interest payment not made, reorganization pending.
(10) Security did not produce income during the last 12 months.

See Notes to Financial Statements

U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
Investment portfolio, December 31, 2002



                                                                                        Principal          Market
                                                                                           amount           value
Bonds & notes                                                                                (000)           (000)

FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  (1)  -  34.07%
Fannie Mae:
6.50% 2013-2032                                                                          $ 36,506        $ 38,250
6.00% 2013-2032                                                                            31,162          32,585
5.50% 2013-2033                                                                            26,196          27,109
7.50% 2029-2032                                                                            12,863          13,677
7.00% 2015-2032                                                                            12,192          12,915
8.00% 2024                                                                                  1,314           1,449
8.50% 2027                                                                                    906             987
10.00% 2018                                                                                   694             783
12.00% 2015                                                                                   395             452
9.00% 2018                                                                                    103             115
Government National Mortgage Assn.:
6.00% 2013-2033                                                                            42,280          44,150
7.00% 2017-2031                                                                            10,614          11,330
6.50% 2028                                                                                 10,213          10,779
5.50% 2017-2033                                                                             8,185           8,408
8.00% 2023-2030                                                                             4,576           4,982
7.50% 2022-2031                                                                             4,568           4,903
8.50% 2021-2023                                                                             1,717           1,893
4.776% 2018                                                                                 1,077           1,133
10.00% 2019                                                                                   584             670
9.50% 2020                                                                                    422             478
Freddie Mac:
6.00% 2014-2032                                                                            15,703          16,338
5.00% 2018                                                                                  9,000           9,222
6.50% 2016-2017                                                                             6,814           7,190
5.50% 2018-2033                                                                             6,925           7,140
7.50% 2029-2032                                                                             4,989           5,309
7.20% 2006                                                                                  4,363           4,942
7.00% 2008-2017                                                                             3,047           3,242
9.00% 2026                                                                                  1,256           1,418
8.25% 2008-2009                                                                               886             946
8.00% 2012-2017                                                                               590             642
8.50% 2018-2027                                                                               365             397
11.00% 2018                                                                                   228             258

U.S. TREASURY BONDS & NOTES  -  22.64%
5.75% 2005-2010                                                                            35,000          39,127
6.00% 2004-2009                                                                            26,550          29,180
8.875% 2017                                                                                15,065          22,047
7.875% 2004-2021                                                                           15,100          18,549
5.625% 2006-2008                                                                           13,700          15,405
5.25% 2029                                                                                 12,350          12,898
9.375% 2006                                                                                 9,450          11,532
3.375% 2007  (2) (3)                                                                        9,726          10,500
6.25% 2007                                                                                  8,750          10,037
6.50% 2005                                                                                  6,725           7,466
6.875% 2006                                                                                 2,500           2,876
10.375% 2009                                                                                2,225           2,578

ASSET-BACKED OBLIGATIONS  (1)  -  10.60%
Green Tree Financial Corp., Series 1997-6:
 Class A-7, 7.14% 2029                                                                      2,496           2,499
 Class A-6, 6.90% 2029                                                                      2,237           2,263
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A,
Class A-6, 6.84% 2010                                                                       1,029           1,064
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                 931             994
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
Class A-2, 5.16% 2033                                                                         500             502
California Infrastructure and Economic Development Bank, Special Purpose Trust:
 SCE-1, Class A-6, 6.38% 2008                                                               3,750           4,098
 PG&E-1, Series 1997-1, Class A-7,  6.42% 2008                                              2,000           2,178
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                             6,000           6,269
MMCA Auto Owner Trust:
 Series 2002-4, Class A-4, 3.05% 2009                                                       2,000           2,017
 Series 2002-2, Class A-4, 4.30% 2010                                                       1,325           1,386
 Series 2002-1, Class A-3, 4.15% 2006                                                         750             774
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                            3,900           4,075
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (4)                3,462           3,474
ComEd Transitional Funding Trust, Series 1998-1, Class A-5, 5.44% 2007                      3,300           3,470
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                          2,750           3,211
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                    3,000           3,120
WFS Financial 2002-3 Owner Trust, Class A-4,  3.50% 2010                                    3,000           3,077
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (4)               2,750           2,821
Banco Itau SA, XLCA insured: (4)(5)
 2.455% 2006                                                                                1,500           1,485
 2.505% 2007                                                                                1,100           1,089
SLM Private Credit Student Loan Trust, Series 2002-A,
Class A-2, 1.96% 2030 (1)(5)                                                                2,550           2,552
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                   1,500           1,547
 Series 2001-HS2, Class A-4, 6.43% 2016                                                       825             858
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                      1,500           1,532
 Series 1999-2, Class A-1, 6.94% 2007 (4)                                                     830             849
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1,
Class A, 4.82% 2010 (4)                                                                     2,000           2,119
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                  1,835           2,014
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                          1,725           1,906
CPS Auto Trust, Class A-2, XLCA insured: (4)
 Series 2002-B, 3.50% 2009                                                                  1,000           1,013
 Series 2002-C, 3.52% 2009                                                                    750             755
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (4)                       1,500           1,571
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA
insured, 4.09% 2008 (4)                                                                     1,500           1,557
Triad Automobile Receivables Owner Trust:
 Series 1999-1, Class A-2, FSA insured, 6.09% 2005                                            752             757
 Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                                          750             756
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                1,325           1,454
Saxon Asset Securities Trust, Series 2002-2, Class AF-3, 4.61% 2024                         1,300           1,343
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                     1,275           1,323
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                     1,150           1,217
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (4)             1,125           1,172
Capital One Auto Finance Trust, Series 2002-A, Class A-3, 4.03% 2006                        1,100           1,138
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4,
MBIA insured, 6.91% 2005 (4)                                                                1,000           1,053
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009             1,000           1,040
Pass-through Amortizing Credit Card Trusts, Series 2002-1,
Class A-1FL, 2.17% 2012 (4)  (5)                                                            1,039           1,038
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4,
MBIA insured, 7.33% 2006 (4)                                                                1,000           1,029
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4,
FSA insured, 3.55% 2009                                                                     1,000           1,027
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                      1,000           1,022
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (4)               959             987
U.S. Airways Pass Through Trust, Class G, MBIA insured:
 Series 2000-3, 7.89% 2020                                                                    475             497
 Series 2001-1, 7.076% 2022                                                                   242             250

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (1) -  6.91%
Morgan Stanley Capital I, Inc., Series 1998-HF2:
 Class A-2, 6.48% 2030                                                                      5,980           6,717
 Class A-1, 6.01% 2030                                                                      2,532           2,731
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                   2,537           2,659
 Series 1998-C1, Class A-1A, 6.26% 2040                                                     2,484           2,635
 Series 2001-CF2, Class A-2, 5.935% 2034                                                    1,750           1,898
 Series 2001-CK6, Class A-2, 6.103% 2036                                                    1,500           1,661
Deutsche Mortgage & Asset Receiving Corp.,
 Series 1998-C1, Class A-1, 6.22% 2031                                                      4,804           5,104
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                       3,000           3,364
 Series 2000-1, Class A-1, 7.656% 2032                                                        882             988
 Series 1998-1, Class A-1, 6.34% 2030                                                         667             705
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.428% 2035          3,050           3,425
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036             2,700           3,053
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                      2,267           2,382
 Series 1995-C3, Class A-3, 7.111% 2025 (5)                                                   584             616
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2 Trust Fund, 6.08% 2035                                                    1,183           1,287
 Series 1998-C1, Class A-1, 6.34% 2030                                                        936           1,017
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                                    1,250           1,393
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                      500             563
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                       1,748           1,890
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                     1,709           1,836
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,
Class A-3, 6.869% 2029                                                                      1,500           1,699
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5,
Class A-3, 6.16% 2035                                                                       1,500           1,669
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                       972           1,043
 Series 2000-C3, Class A-2, 7.95% 2010                                                        500             606
First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
Class A-1, 5.585% 2034                                                                      1,436           1,541
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                   861             912
 Series 1998-C1, 6.23% 2031                                                                   504             545
LB Commercial Mortgage Trust, Series 1998-C1, Class A-1, 6.33% 2030                           847             861
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (4)                        744             781

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1)   -  5.59%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                                       7,197           7,957
 Series 2002-W7, Class A-2, 4.80% 2022                                                      4,350           4,392
 Series 2002-W3, Class A-5, 7.50% 2028                                                      3,255           3,485
 Series 1999-T2, Class A-1, 7.50% 2039                                                      2,122           2,387
 Series 2001-T10, Class A-1, 7.00% 2041                                                     2,131           2,261
 Series 2001-50, Class BA, 7.00% 2041                                                       2,130           2,226
 Series 2001-4, Class NA, 11.733% 2025 (5)                                                  1,747           2,134
 Series 2002-W7, Class A-5, 7.50% 2029                                                      1,899           2,060
 Series 2002-T11, Class A, 4.769% 2012                                                      1,578           1,664
 Series 2001-4, Class GB, 9.882% 2018 (5)                                                   1,362           1,592
 Series 2002-W3, Class A-2, 5.50% 2021                                                      1,500           1,564
 Series 2002-W4, Class A-2, 5.10% 2042                                                      1,400           1,453
 Series 2001-20, Class C, 11.723% 2031 (5)                                                  1,081           1,312
 Series 1998-M6, Class A-2, 6.32% 2008                                                      1,000           1,089
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                       923             924
 Series 2002-W1, Class 2A, 7.50% 2042                                                         437             470
Freddie Mac:
 Series T-042, Class A-2, 5.50% 2042                                                        2,850           2,905
 Series 1567, Class A, 1.838% 2023 (5)                                                      2,889           2,760
 Series 2489, Class A, 5.50% 2013                                                           1,317           1,361
 Series T-041, Class 1A-2, 4.76% 2021                                                         900             924
 Series 83-B, Class B-3, 12.50% 2013                                                           86              92

NON-PASS-THROUGH AGENCY OBLIGATIONS  -  4.35%
Fannie Mae:
 6.00% 2008                                                                                 7,000           7,930
 4.75% 2007                                                                                 5,500           5,732
 7.25% 2030                                                                                 4,125           5,189
Freddie Mac:
 5.25% 2006                                                                                 7,000           7,604
 5.75% 2009                                                                                 2,000           2,089
 6.75% 2031                                                                                 1,350           1,618
Federal Home Loan Bank 4.875% 2004                                                          3,000           3,131
Tennessee Valley Authority, Global Power Bonds, Series 1995-E, 6.75% 2025                   1,500           1,763

PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  2.61%
GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10, 6.00% 2009                  8,000           8,117
Security National Mortgage Loan Trust, Class A-2: (4)
 Series 1999-1, 8.353% 2030                                                                 4,263           4,337
 Series 2000-1, 8.75% 2024                                                                  1,017           1,084
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.109% 2040 (4)  (5)               4,200           4,154
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                              1,171           1,215
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1, Class
IAI, 4.25% 2031 (4)                                                                         1,049           1,052
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                  1,001           1,027

OTHER PASS-THROUGH AGENCY OBLLIGATIONS (1)  -  2.13%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                4,295           4,781
 Series 2002-20J, 4.75% 2022                                                                2,200           2,232
 Series 2001-20K, 5.34% 2021                                                                1,586           1,662
 Series 2001-20G, 6.625% 2021                                                               1,271           1,427
 Series 2002-20K, 5.08% 2022                                                                1,150           1,187
 Series 2002-20C, 6.07% 2022                                                                1,083           1,171
 Series 2001-20J, 5.76% 2021                                                                  964           1,039
United States Government Guaranteed Ship Financing Obligations, Rowan
Companies, Inc. (Title XI) 5.88% 2012                                                       3,369           3,656

PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  (1)(4)(5) -  0.73%
Structured Asset Securities Corp., Class A:
 Series 1998-RF1, 8.677% 2027                                                               2,667           2,931
 Series 1998-RF2, 8.522% 2027                                                               1,479           1,601
 Series 1999-RF1, 7.869% 2028                                                               1,305           1,390

AEROSPACE & DEFENSE  -  0.40%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
6.664% 2013 (1)(4)                                                                          2,981           3,215

INDUSTRIAL CONGLOMERATES  -  0.27%
General Electric Capital Corp., Series A, 6.75% 2032                                        2,000           2,219

OTHER INDUSTRIES -  0.66%
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
MBIA insured, 5.70% 2023 (1) (4)                                                            1,919           2,056
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (4)                            1,250           1,379
KfW International Finance Inc. 2.50% 2005                                                   1,000           1,007
AIG SunAmerica Global Financing II 7.60% 2005 (4)                                             750             841

Total bonds & notes (cost: $699,783,000)                                                                  731,958

                                                                                        Principal          Market
                                                                                           amount           value
Short-term securities                                                                        (000)           (000)

Corporate short-term notes  -  15.53%
Caterpillar Financial Serivces Corp. 1.30% due 1/16-2/25/03                              $ 18,700     $    18,676
Corporate Asset Funding Co. Inc. 1.32% due 1/9-2/5/03 (3)(4)                               18,000          17,990
Triple-A One Funding Corp. 1.35%-1.38% due 1/10-1/21/03 (4)                                15,000          14,991
Enterprise Funding Corp. 1.36% due 1/21/03 (3)(4)                                          15,000          14,988
Kraft Foods Inc.1.31% due 2/11/03 (3)                                                      15,000          14,977
Pfizer Inc 1.29% due 1/15/03 (3)(4)                                                        12,300          12,293
Executive Jet Inc. 1.32%-1.50% due 1/14-2/19/03 (4)                                        11,500          11,488
Gannett Co. 1.30% due 1/7/03 (4)                                                            8,200           8,198
General Electric Capital Corp. 1.25% due 1/2/03                                             6,900           6,900
Medtronic Inc. 1.31% due 1/31/03 (4)                                                        4,500           4,495

Federal agency discount notes  -  0.22%
Fannie Mae 0% due 7/25/03 (3)                                                               1,800           1,787
Total short-term securities (cost: $126,779,000)                                                          126,783

Total investment securities (cost: $826,562,000)                                                          858,741
Other assets less liabilities                                                                             (54,018)
Net assets                                                                                               $804,723

(1) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rates may change periodically.

See Notes to Financial Statements

CASH MANAGEMENT FUND
Investment portfolio as of December 31, 2002



                                                                     Principal       Market
                                                                        amount        value
Short-term securities                                                     (000)        (000)

Corporate short-term notes  -  46.63%
Pitney Bowes Inc. 1.35% due 1/3/03                                     $10,000       $9,999
Alcoa Inc. 1.32% due 1/14/03                                            10,000        9,995
Triple-A One Funding Corp. 1.35% due 1/14/03 (1)                        10,000        9,995
Kimberly-Clark Corp. 1.28% due 1/14-1/17/03 (1)                         10,000        9,994
Colgate-Palmolive Co. 1.30% due 2/6/03 (1)                              10,000        9,987
Kraft Foods Inc. 1.30% due 1/30/03                                       9,900        9,889
Anheuser-Busch Cos. Inc. 1.27% due 1/10/03 (1)                           9,600        9,597
Gannett Co., Inc. 1.30% due 1/17-1/22/03 (1)                             9,600        9,593
Merck & Co., Inc. 1.28%-1.30% due 1/13-1/21/03                           9,136        9,131
American Express Credit Corp. 1.50% due 1/3/03                           9,000        8,999
Wells Fargo & Co. 1.30% due 1/10/03                                      9,000        8,997
Enterprise Funding Corp. 1.35% due 1/13/03 (1)                           9,000        8,996
Pfizer Inc 1.29% due 2/20/03 (1)                                         9,000        8,983
Corporate Asset Funding Co. Inc. 1.34% due 1/9/03 (1)                    8,500        8,497
FCAR Owner Trust I 1.31% due 2/12/03                                     8,500        8,487
Coca-Cola Co. 1.27% due 1/21/03                                          7,000        6,995
Schering Corp. 1.29% due 1/7/03                                          6,400        6,398
USAA Capital Corp. 1.32% due 1/6/03                                      2,240        2,239


Federal agency discount notes  -  46.49%
Federal Home Loan Bank 1.24%-1.27% due 1/3-1/29/03                      46,400       46,369
Freddie Mac 1.27%-1.285% due 1/7-2/11/03                                41,700       41,662
Federal Farm Credit Banks 1.24%-1.25% due 1/7-2/7/03                    35,210       35,173
Fannie Mae 1.25%-1.29% due 1/10-2/10/03                                 24,000       23,983
Tennessee Valley Authority 1.22% due 2/3/03                              9,100        9,089


U.S. Treasuries  -  7.23%
U.S. Treasury Bills 1.395% due 1/2/03                                   24,300       24,298

Total investment securities (cost: $337,345,000)                                    337,345
Other assets less liabilities                                                        (1,182)

Net assets                                                                         $336,163

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2002
                                                                                                                    Global
                                                                             Global               Global             Small
                                                                          Discovery               Growth    Capitalization
(dollars and shares in thousands, except per share amounts)                    Fund                 Fund              Fund
Assets:
Investment securities at market                                            $ 19,308            $ 744,964         $ 396,060
Cash denominated in non-U.S. currencies                                          10                  459               348
Cash                                                                             17                   37                73
Receivables for:
 Sales of investments                                                             5                1,508             1,444
 Sales of fund's shares                                                           -                  106               286
 Open forward currency contracts                                                  -                    -                 -
 Dividends and interest                                                          30                1,003               541
Other assets                                                                      -                    -                 -
                                                                             19,370              748,077           398,752
Liabilities:
Payables for:
 Purchases of investments                                                       133                3,766               769
 Repurchases of fund's shares                                                     9                   76                28
 Open forward currency contracts                                                  -                    -                 -
 Investment advisory services                                                    10                  425               272
 Services provided by affiliates                                                  2                  126                62
 Deferred Trustees' compensation                                                  -                   13                 5
 Other fees and expenses                                                          -                   17                45
                                                                                154                4,423             1,181
Net assets at December 31, 2002 (Total: $ 21,676,014)                      $ 19,216            $ 743,654         $ 397,571
Investment securities and cash denominated in
 non-U.S. currencies at cost                                               $ 23,082            $ 860,124         $ 461,989

Net assets consist of:
Capital paid in on shares of beneficial interest                           $ 24,220          $ 1,033,605         $ 616,417
Undistributed (distributions in excess of) net investment income (loss)          (6)               3,812             1,823
Accumulated net realized loss                                                (1,234)            (179,086)         (155,057)
Net unrealized appreciation (depreciation)                                   (3,764)            (114,677)          (65,612)
Net assets at December 31, 2002                                            $ 19,216            $ 743,654         $ 397,571

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $10,372             $151,532          $108,042
 Shares outstanding                                                           1,429               13,345            11,654
 Net asset value per share                                                    $7.26               $11.35             $9.27
Class 2:
 Net assets (Total: $11,075,419 )                                            $8,844             $592,122          $289,529
 Shares outstanding                                                           1,220               52,304            31,356
 Net asset value per share                                                    $7.25               $11.32             $9.23




                                                                                                                       New
                                                                             Growth          International           World
                                                                               Fund                   Fund            Fund
Assets:
Investment securities at market                                           6,199,660            $ 1,872,186       $ 157,796
Cash denominated in non-U.S. currencies                                       2,818                  1,535              52
Cash                                                                            106                    132             335
Receivables for:
 Sales of investments                                                         5,271                  3,242             676
 Sales of fund's shares                                                       2,813                    343               5
 Open forward currency contracts                                                  -                      -               -
 Dividends and interest                                                       4,479                  2,590             674
Other assets                                                                      1                      -               -
                                                                          6,215,148              1,880,028         159,538
Liabilities:
Payables for:
 Purchases of investments                                                     6,882                  6,334             192
 Repurchases of fund's shares                                                 1,339                    450               2
 Open forward currency contracts                                                  -                      -               -
 Investment advisory services                                                 2,062                    930             115
 Services provided by affiliates                                                649                    135              26
 Deferred Trustees' compensation                                                269                    133               2
 Other fees and expenses                                                         29                     70             108
                                                                             11,230                  8,052             445
Net assets at December 31, 2002 (Total: $ 21,676,014)                     6,203,918            $ 1,871,976       $ 159,093
Investment securities and cash denominated in
 non-U.S. currencies at cost                                              6,461,959            $ 2,128,229       $ 169,176

Net assets consist of:
Capital paid in on shares of beneficial interest                          7,672,056            $ 2,413,530       $ 194,422
Undistributed (distributions in excess of) net investment income (loss)       4,287                   (315)          2,544
Accumulated net realized loss                                            (1,212,941)              (286,844)        (26,444)
Net unrealized appreciation (depreciation)                                 (259,484)              (254,395)        (11,429)
Net assets at December 31, 2002                                           6,203,918            $ 1,871,976       $ 159,093

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                        $3,194,818             $1,235,700         $34,709
 Shares outstanding                                                          95,456                122,768           3,961
 Net asset value per share                                                   $33.47                 $10.07           $8.76
Class 2:
 Net assets (Total: $11,075,419 )                                        $3,009,100               $636,276        $124,384
 Shares outstanding                                                          90,381                 63,317          14,245
 Net asset value per share                                                   $33.29                 $10.05           $8.73





                                                                          Blue Chip                                   Asset
                                                                         Income and        Growth-Income         Allocation
                                                                        Growth Fund                 Fund               Fund
Assets:
Investment securities at market                                           $ 490,162          $ 7,389,876        $ 1,859,241
Cash denominated in non-U.S. currencies                                           -                4,020                  -
Cash                                                                             30                   22                214
Receivables for:
 Sales of investments                                                           840                1,047                  -
 Sales of fund's shares                                                       1,023                3,410                705
 Open forward currency contracts                                                  -                    -                849
 Dividends and interest                                                         992               14,817             10,505
Other assets                                                                      -                    2                 25
                                                                            493,047            7,413,194          1,871,539
Liabilities:
Payables for:
 Purchases of investments                                                    12,883               35,213             16,371
 Repurchases of fund's shares                                                     -                1,263                157
 Open forward currency contracts                                                  -                    -                892
 Investment advisory services                                                   197                2,165                665
 Services provided by affiliates                                                 87                  774                220
 Deferred Trustees' compensation                                                  1                  318                 70
 Other fees and expenses                                                          1                   13                  3
                                                                             13,169               39,746             18,378
Net assets at December 31, 2002 (Total: $ 21,676,014)                     $ 479,878          $ 7,373,448        $ 1,853,161
Investment securities and cash denominated in
 non-U.S. currencies at cost                                              $ 570,637          $ 8,254,326        $ 1,962,794

Net assets consist of:
Capital paid in on shares of beneficial interest                          $ 567,091          $ 8,323,793        $ 2,006,398
Undistributed (distributions in excess of) net investment income (loss)          (1)              23,334             10,829
Accumulated net realized loss                                                (6,737)            (113,247)           (60,477)
Net unrealized appreciation (depreciation)                                  (80,475)            (860,432)          (103,589)
Net assets at December 31, 2002                                           $ 479,878          $ 7,373,448        $ 1,853,161

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $54,391           $3,740,975           $796,897
 Shares outstanding                                                           7,581              145,966             65,137
 Net asset value per share                                                    $7.17               $25.63             $12.23
Class 2:
 Net assets (Total: $11,075,419 )                                          $425,487           $3,632,473         $1,056,264
 Shares outstanding                                                          59,439              142,366             86,720
 Net asset value per share                                                    $7.16               $25.52             $12.18



                                                                                                               U.S. Government/
                                                                              Bond            High-Income  AAA-Rated Securities
                                                                              Fund              Bond Fund                  Fund
Assets:
Investment securities at market                                          $ 911,303              $ 508,566             $ 858,741
Cash denominated in non-U.S. currencies                                          -                      -                     -
Cash                                                                             9                     21                    21
Receivables for:
 Sales of investments                                                          593                  1,369                   441
 Sales of fund's shares                                                      1,083                    151                    26
 Open forward currency contracts                                                 -                      -                     -
 Dividends and interest                                                     12,066                  8,992                 5,684
Other assets                                                                    79                    470                   195
                                                                           925,133                519,569               865,108
Liabilities:
Payables for:
 Purchases of investments                                                    9,660                    920                59,713
 Repurchases of fund's shares                                                   38                     34                   263
 Open forward currency contracts                                                 -                      -                     -
 Investment advisory services                                                  353                    218                   301
 Services provided by affiliates                                               143                     38                    60
 Deferred Trustees' compensation                                                 9                     35                    27
 Other fees and expenses                                                        40                      1                    21
                                                                            10,243                  1,246                60,385
Net assets at December 31, 2002 (Total: $ 21,676,014)                    $ 914,890              $ 518,323             $ 804,723
Investment securities and cash denominated in
 non-U.S. currencies at cost                                             $ 918,955              $ 598,123             $ 826,562

Net assets consist of:
Capital paid in on shares of beneficial interest                         $ 899,511              $ 694,080             $ 758,973
Undistributed (distributions in excess of) net investment income (loss)     44,449                 46,888                27,676
Accumulated net realized loss                                              (21,477)              (133,152)              (14,105)
Net unrealized appreciation (depreciation)                                  (7,593)               (89,493)               32,179
Net assets at December 31, 2002                                          $ 914,890              $ 518,323             $ 804,723

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                         $217,838               $335,333              $516,711
 Shares outstanding                                                         20,926                 32,134                41,781
 Net asset value per share                                                  $10.41                 $10.44                $12.37
Class 2:
 Net assets (Total: $11,075,419 )                                         $697,052               $182,990              $288,012
 Shares outstanding                                                         67,308                 17,608                23,403
 Net asset value per share                                                  $10.36                 $10.39                $12.31


                                                                                Cash
                                                                          Management
                                                                                Fund
Assets:
Investment securities at market                                            $ 337,345
Cash denominated in non-U.S. currencies                                            -
Cash                                                                              93
Receivables for:
 Sales of investments                                                              -
 Sales of fund's shares                                                          150
 Open forward currency contracts                                                   -
 Dividends and interest                                                            -
Other assets                                                                       -
                                                                             337,588
Liabilities:
Payables for:
 Purchases of investments                                                          -
 Repurchases of fund's shares                                                  1,256
 Open forward currency contracts                                                   -
 Investment advisory services                                                    126
 Services provided by affiliates                                                  28
 Deferred Trustees' compensation                                                  14
 Other fees and expenses                                                           1
                                                                               1,425
Net assets at December 31, 2002 (Total: $ 21,676,014)                      $ 336,163
Investment securities and cash denominated in
 non-U.S. currencies at cost                                               $ 337,345

Net assets consist of:
Capital paid in on shares of beneficial interest                           $ 332,481
Undistributed (distributions in excess of) net investment income (loss)        3,684
Accumulated net realized loss                                                     (2)
Net unrealized appreciation (depreciation)                                         -
Net assets at December 31, 2002                                            $ 336,163

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $10,600,595 )                                           $203,277
 Shares outstanding                                                           18,200
 Net asset value per share                                                    $11.17
Class 2:
 Net assets (Total: $11,075,419 )                                           $132,886
 Shares outstanding                                                           11,945
 Net asset value per share                                                    $11.12


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2002
(dollars in thousands)
                                                                                           Global
                                                    Global             Global               Small
                                                 Discovery             Growth      Capitalization              Growth
                                                      Fund               Fund                Fund                Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                           $ 140            $ 9,058             $ 2,762            $ 38,339
 Interest                                               93              1,980               1,009              10,986
                                                       233             11,038               3,771              49,325
Fees and expenses:
 Investment advisory services                          103              5,127               3,411              26,296
 Distribution services - Class 2                        17              1,466                 730               7,327
 Transfer agent services                                 -                  4                   2                  37
 Reports to shareholders                                 1                 36                  21                 320
 Registration statement and prospectus                   1                 23                  13                 218
 Postage, stationery and supplies                        -                 17                   9                 157
 Trustees' compensation                                  -                 12                   7                 101
 Auditing and legal                                      -                 14                  11                 113
 Custodian                                               1                201                  83                 411
 Taxes                                                   -                 13                   7                 127
 Other                                                   3                 13                  14                   7
                                                       126              6,926               4,308              35,114
Net investment income (loss)                           107              4,112                (537)             14,211

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                        (1,134)           (67,160)            (42,198)           (841,501)
 Non-U.S. currency transactions                         (6)               (60)                (24)               (567)
                                                    (1,140)           (67,220)            (42,222)           (842,068)
Net unrealized appreciation (depreciation) on:
 Investments                                        (3,203)           (61,719)            (49,006)         (1,219,011)
 Non-U.S. currency translations                          -                 17                 (31)                  -
                                                    (3,203)           (61,702)            (49,037)         (1,219,011)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency               (4,343)          (128,922)            (91,259)         (2,061,079)
Net increase (decrease) in net assets resulting
 from operations                                  $ (4,236)        $ (124,810)          $ (91,796)       $ (2,046,868)




                                                                           New         Blue Chip
                                                  International          World        Income and      Growth-Income
                                                           Fund           Fund       Growth Fund               Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                             $ 38,363        $ 3,088           $ 7,363          $ 123,097
 Interest                                                 3,987          1,897               515             21,072
                                                         42,350          4,985             7,878            144,169
Fees and expenses:
 Investment advisory services                            12,312          1,388             1,574             26,789
 Distribution services - Class 2                          1,617            312               647              8,570
 Transfer agent services                                     12              1                 2                 43
 Reports to shareholders                                    101              8                16                376
 Registration statement and prospectus                       66              5                 8                245
 Postage, stationery and supplies                            49              4                 6                179
 Trustees' compensation                                      28              2                 4                113
 Auditing and legal                                          39              5                 3                120
 Custodian                                                  994             74                 7                177
 Taxes                                                       38              3                 3                137
 Other                                                       18              3                 -                 11
                                                         15,274          1,805             2,270             36,760
Net investment income (loss)                             27,076          3,180             5,608            107,409

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                           (103,434)        (6,319)           (5,736)            (1,080)
 Non-U.S. currency transactions                          (1,720)           (56)                -                 40
                                                       (105,154)        (6,375)           (5,736)            (1,040)
Net unrealized appreciation (depreciation) on:
 Investments                                           (260,426)        (6,279)          (82,437)        (1,759,091)
 Non-U.S. currency translations                          (1,030)             -                 -                  1
                                                       (261,456)        (6,279)          (82,437)        (1,759,090)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                  (366,610)       (12,654)          (88,173)        (1,760,130)
Net increase (decrease) in net assets resulting
 from operations                                     $ (339,534)      $ (9,474)        $ (82,565)      $ (1,652,721)




                                                          Asset                                        U.S. Government/
                                                     Allocation          Bond      High-Income           AAA-Rated
                                                           Fund          Fund        Bond Fund     Securities Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                             $ 25,122         $ 431          $ 1,235                 $ -
 Interest                                                42,402        49,339           50,678              31,311
                                                         67,524        49,770           51,913              31,311
Fees and expenses:
 Investment advisory services                             7,632         3,330            2,579               2,893
 Distribution services - Class 2                          2,200         1,253              408                 505
 Transfer agent services                                      9             4                3                   3
 Reports to shareholders                                     87            35               24                  32
 Registration statement and prospectus                       53            19               15                  17
 Postage, stationery and supplies                            39            14               12                  13
 Trustees' compensation                                      24            10                6                   7
 Auditing and legal                                          25             9                8                   8
 Custodian                                                   37            18               13                  14
 Taxes                                                       29            10                9                   9
 Other                                                       46             1                1                   1
                                                         10,181         4,703            3,078               3,502
Net investment income (loss)                             57,343        45,067           48,835              27,809

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                            (44,034)      (16,689)         (55,656)              2,910
 Non-U.S. currency transactions                            (106)           24             (162)                  -
                                                        (44,140)      (16,665)         (55,818)              2,910
Net unrealized appreciation (depreciation) on:
 Investments                                           (249,393)        7,938           (5,128)             25,400
 Non-U.S. currency translations                             (45)           60               88                   -
                                                       (249,438)        7,998           (5,040)             25,400
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                  (293,578)       (8,667)         (60,858)             28,310
Net increase (decrease) in net assets resulting
 from operations                                     $ (236,235)     $ 36,400        $ (12,023)           $ 56,119




                                                             Cash
                                                       Management
                                                             Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                    $ -
 Interest                                                   5,589
                                                            5,589
Fees and expenses:
 Investment advisory services                               1,454
 Distribution services - Class 2                              319
 Transfer agent services                                        2
 Reports to shareholders                                       16
 Registration statement and prospectus                         10
 Postage, stationery and supplies                               7
 Trustees' compensation                                         4
 Auditing and legal                                             5
 Custodian                                                      7
 Taxes                                                          5
 Other                                                          -
                                                            1,829
Net investment income (loss)                                3,760

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                   (2)
 Non-U.S. currency transactions                                 -
                                                               (2)
Net unrealized appreciation (depreciation) on:
 Investments                                                    -
 Non-U.S. currency translations                                 -
                                                                -
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                          (2)
Net increase (decrease) in net assets resulting
 from operations                                          $ 3,758



See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (in thousands)
                                                                         Global                          Global
                                                                      Discovery                          Growth
                                                                           Fund                            Fund
                                                                     Year ended   Period ended       Year ended     Year ended
                                                                   December 31,   December 31,     December 31,   December 31,
                                                                           2002        2001 (1)            2002           2001
Operations:
Net investment income (loss)                                              $ 107           $ 48          $ 4,112        $ 8,132
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                          (1,140)           (99)         (67,220)      (111,863)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                       (3,203)          (561)         (61,702)       (28,140)
 Net increase (decrease) in net assets
  resulting from operations                                              (4,236)          (612)        (124,810)      (131,871)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                   (69)           (43)          (2,097)        (2,367)
  Class 2                                                                   (42)           (12)          (5,278)        (4,159)
  Total dividends from net investment income                               (111)           (55)          (7,375)        (6,526)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                     -              -                -         (6,370)
  Class 2                                                                     -              -                -        (14,724)
 Long-term net realized gains:
  Class 1                                                                     -              -                -        (15,691)
  Class 2                                                                     -              -                -        (36,268)
   Total distributions from net realized gain on
   investments                                                                -              -                -        (73,053)
Total dividends and distributions paid
 to shareholders                                                           (111)           (55)          (7,375)       (79,579)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                               3,465          2,469            9,896         15,584
  Proceeds from reinvestment of dividends and distributions                  69             43            2,097         24,428
  Cost of shares repurchased                                             (1,972)          (351)         (43,292)       (74,843)
   Net increase (decrease) from Class 1 transactions                      1,562          2,161          (31,299)       (34,831)
 Class 2:
  Proceeds from shares sold                                              10,424          6,340          184,819        280,139
  Proceeds from reinvestment of dividends and distributions                  42             12            5,278         55,151
  Cost of shares repurchased                                             (4,019)        (2,292)         (97,599)      (154,105)
   Net increase from Class 2 transactions                                 6,447          4,060           92,498        181,185
 Net increase (decrease) in net assets resulting from
  capital share transactions                                              8,009          6,221           61,199        146,354

Total increase (decrease) in net assets                                   3,662          5,554          (70,986)       (65,096)

Net assets:
Beginning of period                                                      15,554      10,000 (2)         814,640        879,736
End of period                                                          $ 19,216       $ 15,554        $ 743,654      $ 814,640
Undistributed (distributions in excess of) net investment income           $ (6)           $ -          $ 3,812        $ 7,135

Shares of beneficial interest:
 Class 1:
  Shares sold                                                               431            265              786          1,046
  Shares issued on reinvestment of dividends and distributions                9              5              174          1,712
  Shares repurchased                                                       (242)           (39)          (3,649)        (5,122)
   Net increase (decrease) in shares outstanding                            198            231           (2,689)        (2,364)
 Class 2:
  Shares sold                                                             1,285            689           15,330         18,480
  Shares issued on reinvestment of dividends and distributions                6              1              438          3,873
  Shares repurchased                                                       (512)          (249)          (8,278)       (10,215)
   Net increase in shares outstanding                                       779            441            7,490         12,138


                                                                            Global
                                                                             Small
                                                                    Capitalization
                                                                              Fund                    Growth Fund
                                                                        Year ended     Year ended      Year ended       Year ende
                                                                      December 31,   December 31,    December 31,     December 31
                                                                              2002           2001            2002             200
Operations:
Net investment income (loss)                                                $ (537)         $ 229        $ 14,211         $ 22,248
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                            (42,222)       (85,763)       (842,068)        (367,185)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                         (49,037)        27,616      (1,219,011)      (1,476,348)
 Net increase (decrease) in net assets
  resulting from operations                                                (91,796)       (57,918)     (2,046,868)      (1,821,285)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                   (1,247)        (1,751)         (7,669)         (39,229)
  Class 2                                                                   (2,110)        (2,059)           (980)         (11,788)
  Total dividends from net investment income                                (3,357)        (3,810)         (8,649)         (51,017)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                        -              -               -         (285,720)
  Class 2                                                                        -              -               -         (119,385)
 Long-term net realized gains:
  Class 1                                                                        -        (11,177)              -       (1,327,628)
  Class 2                                                                        -        (16,334)              -         (554,736)
   Total distributions from net realized gain on
   investments                                                                   -        (27,511)              -       (2,287,469)
Total dividends and distributions paid
 to shareholders                                                            (3,357)       (31,321)         (8,649)      (2,338,486)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                 22,483         19,224          25,892           42,734
  Proceeds from reinvestment of dividends and distributions                  1,247         12,928           7,669        1,652,579
  Cost of shares repurchased                                               (35,574)       (55,493)       (840,654)      (1,177,234)
   Net increase (decrease) from Class 1 transactions                       (11,844)       (23,341)       (807,093)         518,079
 Class 2:
  Proceeds from shares sold                                                238,713        203,609       1,134,072        1,176,281
  Proceeds from reinvestment of dividends and distributions                  2,110         18,393             980          685,907
  Cost of shares repurchased                                              (159,310)      (133,948)       (212,930)        (108,634)
   Net increase from Class 2 transactions                                   81,513         88,054         922,122        1,753,554
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                69,669         64,713         115,029        2,271,633

Total increase (decrease) in net assets                                    (25,484)       (24,526)     (1,940,488)      (1,888,138)

Net assets:
Beginning of period                                                        423,055        447,581       8,144,406       10,032,544
End of period                                                            $ 397,571      $ 423,055     $ 6,203,918      $ 8,144,406
Undistributed (distributions in excess of) net investment income           $ 1,823       $ (2,373)        $ 4,287           $ (329)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                1,972          1,565             683              741
  Shares issued on reinvestment of dividends and distributions                 113          1,094             226           34,385
  Shares repurchased                                                        (3,386)        (4,650)        (23,009)         (21,996)
   Net increase (decrease) in shares outstanding                            (1,301)        (1,991)        (22,100)          13,130
 Class 2:
  Shares sold                                                               21,928         16,990          29,920           22,369
  Shares issued on reinvestment of dividends and distributions                 192          1,559              29           14,323
  Shares repurchased                                                       (14,599)       (11,158)         (6,180)          (2,231)
   Net increase in shares outstanding                                        7,521          7,391          23,769           34,461



                                                                         International                         New
                                                                                  Fund                  World Fund
                                                                            Year ended    Year ended    Year ended    Year ended
                                                                          December 31,  December 31,  December 31,  December 31,
                                                                                  2002          2001          2002          2001
Operations:
Net investment income (loss)                                                  $ 27,076      $ 36,937       $ 3,180       $ 3,519
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                               (105,154)     (181,046)       (6,375)      (18,762)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            (261,456)     (485,597)       (6,279)        8,364
 Net increase (decrease) in net assets
  resulting from operations                                                   (339,534)     (629,706)       (9,474)       (6,879)

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (24,823)      (23,844)         (777)          (80)
  Class 2                                                                       (9,015)       (5,446)       (2,122)         (212)
  Total dividends from net investment income                                   (33,838)      (29,290)       (2,899)         (292)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -       (40,825)            -             -
  Class 2                                                                            -       (11,611)            -             -
 Long-term net realized gains:
  Class 1                                                                            -      (536,864)            -             -
  Class 2                                                                            -      (152,686)            -             -
   Total distributions from net realized gain on
   investments                                                                       -      (741,986)            -             -
Total dividends and distributions paid
 to shareholders                                                               (33,838)     (771,276)       (2,899)         (292)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     47,701        48,357        15,823         8,512
  Proceeds from reinvestment of dividends and distributions                     24,823       601,533           777            80
  Cost of shares repurchased                                                  (346,153)     (519,922)      (15,159)      (15,206)
   Net increase (decrease) from Class 1 transactions                          (273,629)      129,968         1,441        (6,614)
 Class 2:
  Proceeds from shares sold                                                  1,637,336     1,778,031       298,187        64,259
  Proceeds from reinvestment of dividends and distributions                      9,015       169,743         2,122           212
  Cost of shares repurchased                                                (1,527,470)   (1,607,673)     (282,801)      (45,243)
   Net increase from Class 2 transactions                                      118,881       340,101        17,508        19,228
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  (154,748)      470,069        18,949        12,614

Total increase (decrease) in net assets                                       (528,120)     (930,913)        6,576         5,443

Net assets:
Beginning of period                                                          2,400,096     3,331,009       152,517       147,074
End of period                                                              $ 1,871,976   $ 2,400,096     $ 159,093     $ 152,517
Undistributed (distributions in excess of) net investment income                $ (315)      $ 8,939       $ 2,544       $ 2,315

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    4,022         3,149         1,602           890
  Shares issued on reinvestment of dividends and distributions                   2,373        45,296            83             8
  Shares repurchased                                                           (31,122)      (34,520)       (1,614)       (1,626)
   Net increase (decrease) in shares outstanding                               (24,727)       13,925            71          (728)
 Class 2:
  Shares sold                                                                  146,437       127,137        31,801         6,675
  Shares issued on reinvestment of dividends and distributions                     875        12,811           226            22
  Shares repurchased                                                          (136,433)     (115,811)      (30,086)       (4,718)
   Net increase in shares outstanding                                           10,879        24,137         1,941         1,979


                                                                             Blue Chip
                                                                            Income and                 Growth-Income
                                                                           Growth Fund                          Fund
                                                                            Year ended  Period ended      Year ended    Year ended
                                                                          December 31,  December 31,    December 31,  December 31,
                                                                                  2002       2001 (1)           2002          2001
Operations:
Net investment income (loss)                                                   $ 5,608         $ 664       $ 107,409     $ 118,563
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                 (5,736)       (1,001)         (1,040)     (109,806)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                             (82,437)        1,962      (1,759,090)      208,456
 Net increase (decrease) in net assets
  resulting from operations                                                    (82,565)        1,625      (1,652,721)      217,213

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                         (731)         (234)        (46,371)     (117,580)
  Class 2                                                                       (4,919)         (447)        (37,421)      (47,277)
  Total dividends from net investment income                                    (5,650)         (681)        (83,792)     (164,857)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -             -               -       (83,253)
  Class 2                                                                            -             -               -       (36,244)
 Long-term net realized gains:
  Class 1                                                                            -             -               -      (525,823)
  Class 2                                                                            -             -               -      (228,914)
   Total distributions from net realized gain on
   investments                                                                       -             -               -      (874,234)
Total dividends and distributions paid
 to shareholders                                                                (5,650)         (681)        (83,792)   (1,039,091)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     36,948        39,381          20,166        45,333
  Proceeds from reinvestment of dividends and distributions                        731           234          46,371       726,656
  Cost of shares repurchased                                                   (16,264)       (1,071)       (768,415)     (791,224)
   Net increase (decrease) from Class 1 transactions                            21,415        38,544        (701,878)      (19,235)
 Class 2:
  Proceeds from shares sold                                                    388,357       111,167       1,352,002     1,180,743
  Proceeds from reinvestment of dividends and distributions                      4,919           447          37,421       312,435
  Cost of shares repurchased                                                    (6,269)       (1,431)       (192,299)      (31,041)
   Net increase from Class 2 transactions                                      387,007       110,183       1,197,124     1,462,137
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   408,422       148,727         495,246     1,442,902

Total increase (decrease) in net assets                                        320,207       149,671      (1,241,267)      621,024

Net assets:
Beginning of period                                                            159,671     10,000 (2)      8,614,715     7,993,691
End of period                                                                $ 479,878     $ 159,671     $ 7,373,448   $ 8,614,715
Undistributed (distributions in excess of) net investment income                  $ (1)            -        $ 23,334        $ (320)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    4,441         4,224             694         1,337
  Shares issued on reinvestment of dividends and distributions                     101            25           1,797        22,815
  Shares repurchased                                                            (2,094)         (116)        (27,712)      (23,921)
   Net increase (decrease) in shares outstanding                                 2,448         4,133         (25,221)          231
 Class 2:
  Shares sold                                                                   47,771        11,929          47,358        35,974
  Shares issued on reinvestment of dividends and distributions                     685            48           1,457         9,837
  Shares repurchased                                                              (838)         (156)         (7,370)       (1,011)
   Net increase in shares outstanding                                           47,618        11,821          41,445        44,800




                                                                                 Asset
                                                                            Allocation
                                                                                  Fund                     Bond Fund
                                                                            Year ended     Year ended     Year ended    Year ended
                                                                          December 31,   December 31,   December 31,  December 31,
                                                                                  2002           2001           2002          2001
Operations:
Net investment income (loss)                                                  $ 57,343       $ 52,066       $ 45,067      $ 29,530
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                (44,140)       (16,900)       (16,665)       (1,060)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            (249,438)       (21,889)         7,998           654
 Net increase (decrease) in net assets
  resulting from operations                                                   (236,235)        13,277         36,400        29,124

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (20,853)       (40,072)        (8,386)       (9,147)
  Class 2                                                                      (25,444)       (19,597)       (20,697)      (11,820)
  Total dividends from net investment income                                   (46,297)       (59,669)       (29,083)      (20,967)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -         (1,619)             -             -
  Class 2                                                                            -           (831)             -             -
 Long-term net realized gains:
  Class 1                                                                            -        (61,794)             -             -
  Class 2                                                                            -        (31,716)             -             -
   Total distributions from net realized gain on
   investments                                                                       -        (95,960)             -             -
Total dividends and distributions paid
 to shareholders                                                               (46,297)      (155,629)       (29,083)      (20,967)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     22,833         16,283         50,951        62,438
  Proceeds from reinvestment of dividends and distributions                     20,853        103,485          8,386         9,147
  Cost of shares repurchased                                                  (120,247)      (148,486)       (36,190)      (32,905)
   Net increase (decrease) from Class 1 transactions                           (76,561)       (28,718)        23,147        38,680
 Class 2:
  Proceeds from shares sold                                                    482,358        286,711        339,972       199,350
  Proceeds from reinvestment of dividends and distributions                     25,444         52,144         20,697        11,820
  Cost of shares repurchased                                                   (37,169)       (15,325)       (18,768)      (10,207)
   Net increase from Class 2 transactions                                      470,633        323,530        341,901       200,963
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   394,072        294,812        365,048       239,643

Total increase (decrease) in net assets                                        111,540        152,460        372,365       247,800

Net assets:
Beginning of period                                                          1,741,621      1,589,161        542,525       294,725
End of period                                                              $ 1,853,161    $ 1,741,621      $ 914,890     $ 542,525
Undistributed (distributions in excess of) net investment income              $ 10,829         $ (111)      $ 44,449      $ 28,596

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    1,713          1,101          5,076         6,010
  Shares issued on reinvestment of dividends and distributions                   1,705          7,222            839           900
  Shares repurchased                                                            (9,051)        (9,876)        (3,555)       (3,140)
   Net increase (decrease) in shares outstanding                                (5,633)        (1,553)         2,360         3,770
 Class 2:
  Shares sold                                                                   36,311         19,725         33,543        19,184
  Shares issued on reinvestment of dividends and distributions                   2,091          3,646          2,078         1,165
  Shares repurchased                                                            (2,897)        (1,055)        (1,864)         (982)
   Net increase in shares outstanding                                           35,505         22,316         33,757        19,367

                                                                                                       U.S. Government/
                                                                           High-Income                      AAA-Rated
                                                                             Bond Fund                Securities Fund
                                                                            Year ended     Year ended      Year ended   Year ended
                                                                          December 31,   December 31,    December 31, December 31,
                                                                                  2002           2001            2002         2001
Operations:
Net investment income (loss)                                                  $ 48,835       $ 54,046        $ 27,809     $ 26,415
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                (55,818)       (61,063)          2,910        6,883
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                              (5,040)        49,657          25,400       (1,635)
 Net increase (decrease) in net assets
  resulting from operations                                                    (12,023)        42,640          56,119       31,663

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (35,097)       (46,609)        (18,187)     (20,961)
  Class 2                                                                      (16,126)       (15,011)         (8,137)      (5,339)
  Total dividends from net investment income                                   (51,223)       (61,620)        (26,324)     (26,300)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                            -              -               -            -
  Class 2                                                                            -              -               -            -
 Long-term net realized gains:
  Class 1                                                                            -              -               -            -
  Class 2                                                                            -              -               -            -
   Total distributions from net realized gain on
   investments                                                                       -              -               -            -
Total dividends and distributions paid
 to shareholders                                                               (51,223)       (61,620)        (26,324)     (26,300)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                     22,929         29,661         164,863       65,449
  Proceeds from reinvestment of dividends and distributions                     35,097         46,609          18,187       20,961
  Cost of shares repurchased                                                   (81,442)       (94,887)        (72,321)     (67,070)
   Net increase (decrease) from Class 1 transactions                           (23,416)       (18,617)        110,729       19,340
 Class 2:
  Proceeds from shares sold                                                     49,450         47,360         249,288       76,594
  Proceeds from reinvestment of dividends and distributions                     16,126         15,011           8,137        5,339
  Cost of shares repurchased                                                   (19,699)       (18,239)       (116,117)     (15,692)
   Net increase from Class 2 transactions                                       45,877         44,132         141,308       66,241
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                    22,461         25,515         252,037       85,581

Total increase (decrease) in net assets                                        (40,785)         6,535         281,832       90,944

Net assets:
Beginning of period                                                            559,108        552,573         522,891      431,947
End of period                                                                $ 518,323      $ 559,108       $ 804,723    $ 522,891
Undistributed (distributions in excess of) net investment income              $ 46,888       $ 49,548        $ 27,676     $ 26,191

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                    2,194          2,412          13,743        5,488
  Shares issued on reinvestment of dividends and distributions                   3,563          4,088           1,550        1,823
  Shares repurchased                                                            (7,863)        (7,809)         (5,986)      (5,650)
   Net increase (decrease) in shares outstanding                                (2,106)        (1,309)          9,307        1,661
 Class 2:
  Shares sold                                                                    4,635          3,873          20,773        6,465
  Shares issued on reinvestment of dividends and distributions                   1,642          1,319             696          466
  Shares repurchased                                                            (1,935)        (1,508)         (9,687)      (1,328)
   Net increase in shares outstanding                                            4,342          3,684          11,782        5,603

                                                                                 Cash
                                                                           Management
                                                                                 Fund
                                                                           Year ended    Year ended
                                                                         December 31,  December 31,
                                                                                 2002          2001
Operations:
Net investment income (loss)                                                  $ 3,760      $ 10,539
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                    (2)            9
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                  -             -
 Net increase (decrease) in net assets
  resulting from operations                                                     3,758        10,548

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                      (5,923)      (12,736)
  Class 2                                                                      (4,462)       (3,838)
  Total dividends from net investment income                                  (10,385)      (16,574)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                         (16)            -
  Class 2                                                                         (12)            -
 Long-term net realized gains:
  Class 1                                                                           -             -
  Class 2                                                                           -             -
   Total distributions from net realized gain on
   investments                                                                    (28)            -
Total dividends and distributions paid
 to shareholders                                                              (10,413)      (16,574)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                   150,300       238,377
  Proceeds from reinvestment of dividends and distributions                     5,939        12,736
  Cost of shares repurchased                                                 (167,545)     (238,898)
   Net increase (decrease) from Class 1 transactions                          (11,306)       12,215
 Class 2:
  Proceeds from shares sold                                                   996,887       498,354
  Proceeds from reinvestment of dividends and distributions                     4,474         3,838
  Cost of shares repurchased                                                 (992,719)     (422,493)
   Net increase from Class 2 transactions                                       8,642        79,699
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                   (2,664)       91,914

Total increase (decrease) in net assets                                        (9,319)       85,888

Net assets:
Beginning of period                                                           345,482       259,594
End of period                                                               $ 336,163     $ 345,482
Undistributed (distributions in excess of) net investment income              $ 3,684      $ 10,329

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                  13,366        20,550
  Shares issued on reinvestment of dividends and distributions                    535         1,131
  Shares repurchased                                                          (14,815)      (20,631)
   Net increase (decrease) in shares outstanding                                 (914)        1,050
 Class 2:
  Shares sold                                                                  88,127        43,724
  Shares issued on reinvestment of dividends and distributions                    404           342
  Shares repurchased                                                          (87,799)      (37,080)
   Net increase in shares outstanding                                             732         6,986



(1) For the period July 5, 2001, commencement of operations, through December 31, 2001.
(2) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:



Global Discovery Fund            Long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy.

Global Growth Fund               Long-term growth of capital by investing primarily in common stocks  of companies located around the world.

Global Small Capitalization      Long-term growth of capital by investing primarily in stocks of smaller companies
Fund                             located around the world.

Growth Fund                      Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund               Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund                   Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth      To produce income exceeding the average yield on U.S. stocks and to provide an
Fund                             opportunity for growth of principal.

Growth-Income Fund               Growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund            High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund                        As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund            High current income and, secondarily, capital appreciation by investing primarily
(formerly known as High-Yield    in intermediate and long-term corporate obligations, with emphasis on higher
Bond Fund)                       yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated        A high level of current income consistent with prudent investment risk and
Securities Fund                  preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund             High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two share classes (1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

     Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

          Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between classes 1 and 2 based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

          Dividends  and   distributions   to   shareholders   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase, unrealized appreciation of certain investments in non-U.S. securities, expenses deferred for tax purposes, cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2002. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2004, through December 31, 2010, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of  December 31, 2002 are as follows:

(dollars in thousands)


                                                                              Global      Global    Global Small
                                                                           Discovery      Growth  Capitalization        Growth
                                                                                Fund        Fund            Fund          Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                  $ -     $ 3,825         $ 3,268       $ 4,574
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                     (6)          -             (19)          (17)
Short-term and long-term capital loss deferrals                               (1,234)   (178,697)       (153,302)   (1,201,224)
Gross unrealized appreciation on investment securities                           207      58,683          38,200       992,091
Gross unrealized depreciation on investment securities                        (3,971)   (173,773)       (106,957)   (1,263,289)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    23,082     860,513         465,165     6,473,676
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (6)        (60)          8,090          (946)
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                   4           -               -             -


 Capital loss carryforward expires in:
2010                                                                           $ 737    $ 56,984        $ 52,175     $ 844,401
2009                                                                             100     101,126          94,473       257,703
2008                                                                               -           -               -             -
2007                                                                               -           -               -             -
2006                                                                               -           -               -             -
2004                                                                               -           -               -             -
                                                                               $ 837   $ 158,110       $ 146,648   $ 1,102,104


                                                                                                        Blue Chip
                                                                                                 New       Income     Growth-
                                                                           International       World   and Growth      Income
                                                                                    Fund        Fund         Fund        Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                  $ 3,000     $ 3,271            -    $ 23,652
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       (197)         (7)           -           -
Short-term and long-term capital loss deferrals                                 (286,844)    (26,444)      (4,911)   (102,677)
Gross unrealized appreciation on investment securities                           236,469      14,068        3,619     766,446
Gross unrealized depreciation on investment securities                          (493,945)    (26,114)     (85,920) (1,637,445)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                     2,131,197     169,894      572,463   8,264,895
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (2,492)        (52)           -          37
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                       -           -           41           -


 Capital loss carryforward expires in:
2010                                                                           $ 121,367     $ 4,880      $ 3,625         $ -
2009                                                                             147,937      16,564        1,001      18,842
2008                                                                                   -           -            -           -
2007                                                                                   -           -            -           -
2006                                                                                   -           -            -           -
2004                                                                                   -           -            -           -
                                                                               $ 269,304    $ 21,444      $ 4,626    $ 18,842

                                                                                                                           U.S.
                                                                                                                    Government/
                                                                                  Asset                High-Income    AAA-Rated
                                                                             Allocation        Bond           Bond   Securities
                                                                                   Fund        Fund           Fund         Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                                $ 11,076    $ 45,223       $ 48,860     $ 27,703
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       (53)          -              -            -
Short-term and long-term capital loss deferrals                                 (57,266)    (21,477)      (133,152)     (14,105)
Gross unrealized appreciation on investment securities                          129,299      41,673         29,620       32,303
Gross unrealized depreciation on investment securities                         (236,064)    (49,753)      (120,169)        (124)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    1,966,006     919,383        599,115      826,562
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                         (106)       (131)          (272)           -
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                      -           -              -            -


 Capital loss carryforward expires in:
2010                                                                           $ 28,538    $ 11,748       $ 50,900          $ -
2009                                                                             14,729         534         54,476            -
2008                                                                                  -       2,909              -        4,040
2007                                                                                  -         154            973          737
2006                                                                                  -       1,346         11,417        3,594
2004                                                                                  -           -              -        5,734
                                                                               $ 43,267    $ 16,691      $ 117,766     $ 14,105




                                                                                 Cash
                                                                           Management
                                                                                 Fund

Undistributed income (distributions
 in excess of net investment income) and currency
 gains (losses)                                                               $ 3,698
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2002 through December 31, 2002                       -
Short-term and long-term capital loss deferrals                                    (2)
Gross unrealized appreciation on investment securities                              -
Gross unrealized depreciation on investment securities                              -
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                    337,345
Reclassification to (from) undistributed net investment income
 from (to) undistributed net realized gain                                        (20)
Reclassification to (from) undistributed net investment income from (to)
 paid in capital                                                                    -


 Capital loss carryforward expires in:
2010                                                                              $ 2
2009                                                                                -
2008                                                                                -
2007                                                                                -
2006                                                                                -
2004                                                                                -
                                                                                  $ 2

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

Investment advisory services - The aggregate fee of $94,888,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase. The range of rates and asset levels, and the current annualized rates of average net assets are as follows:

                                                                                          Net asset value
                                                            Rates                          (in billions)        For the
                                               Beginning              Ending                      In excess     year ended
Fund                                            with                  with             Up to         of         December 31, 2002
Global Discovery                                .580 %                                  all                         .58%
Global Growth                                   .690                  .530 %            $ .6        $ 1.2           .67
Global Small Capitalization                     .800                  .740               .6           .6            .80
Growth                                          .500                  .300               .6         13.0            .38
International                                   .690                  .450               .5         10.5            .57
New World                                       .850                                    all                         .85
Blue Chip Income and Growth                     .500                                    all                         .50
Growth-Income                                   .500                  .242               .6         10.5            .34
Asset Allocation                                .500                  .320               .6         2.0             .43
Bond                                            .480                  .400               .6         1.0             .47
High-Income Bond                                .500                  .450               .6         1.0             .50
U.S. Government/AAA-Rated Securities            .460                  .360               .6         1.0             .45
Cash Management                                 .500                  .380               .1          .4             .44


Distribution services - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the year ended December 31, 2002, distribution expenses under the plan for the series aggregated $25,371,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

Transfer agent services - The aggregate fee of $122,000 was incurred during the year ended December 31, 2002, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated Trustees and officers - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.

5. Investment transactions and other disclosures

Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the year ended December 31, 2002, custodian fees for the series aggregated $2,037,000, which includes $77,000 that was offset by this reduction, rather than paid in cash.

As of December 31, 2002, the Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in
thousands)

                                                     Contract                         U.S.
                                                      amount                      valuation
                                                                                                      Unrealized
                                                                                                     appreciation
Non-U.S. Currency Sale Contracts         Fund                 Non-U.S.         U.S.      Amount      (depreciation)


Euro, expiring 2/5-3/11/03         Asset Allocation           Euro851         $849        $892           ($43)



The following table presents additional information as of the year ended December 31, 2002 (dollars in thousands):



                                                      Global      Global     Global Small                                      New
                                                   Discovery      Growth   Capitalization        Growth   International      World
                                                        Fund        Fund             Fund          Fund            Fund       Fund
For the year
 ended December 31, 2002:
 Purchases of
  investment
  securities (1)                                    $ 12,113   $ 310,849        $ 348,031   $ 2,452,672       $ 596,675   $ 43,195
 Sales of investment
  securities (1)                                       3,179     199,793          250,038     2,152,433         743,398     30,878
 Non-U.S taxes withheld on
  dividend income                                          2         830              345         1,094           5,205        242
 Non-U.S taxes withheld on                                 -
  interest income                                          -           -                -             -               -          3
 Non-U.S taxes paid (refunded) on realized gains           -           -               43             -               -         (4)
 Non-U.S taxes provided on unrealized gains                -           -               38             -               -        109
 Restricted securities
  as of December 31, 2002: (2)
   Market value                                          950      48,773           17,447       327,619          95,212      7,917
   Percent of net assets                                  5%          7%               4%            5%              5%         5%


                                                  Blue Chip
                                                     Income       Growth-         Asset                      High-Income
                                                 and Growth        Income    Allocation            Bond             Bond
                                                       Fund          Fund          Fund            Fund             Fund


 Purchases of
  investment
  securities (1)                                  $ 408,188   $ 2,695,883     $ 689,446       $ 489,840         $ 216,994
 Sales of investment
  securities (1)                                     24,018     1,859,642       385,482         179,487           251,259
 Non-U.S taxes withheld on
  dividend income                                         -           963           410               -                 -
 Non-U.S taxes withheld on
  interest income                                         -             -             -               -                 -
 Non-U.S taxes paid (refunded) on realized gains          -             -             -               -                 -
 Non-U.S taxes provided on unrealized gains               -             -             -               -                 -
 Restricted securities
  as of December 31, 2002: (2)
   Market value                                      11,494       450,529       238,204         140,004            88,008
   Percent of net assets                                 2%            6%           13%             15%               17%

                                                        U.S.
                                                 Government/
                                                   AAA-Rated         Cash
                                                  Securities   Management
                                                        Fund         Fund


Purchases of
 investment
 securities (1)                                    $ 502,465  $ 4,046,396
Sales of investment
 securities (1)                                      308,246    4,041,683
Non-U.S taxes withheld on
 dividend income                                           -            -
Non-U.S taxes withheld on
 interest income                                           -            -
Non-U.S taxes paid (refunded) on realized gains            -            -
Non-U.S taxes provided on unrealized gains                 -            -
Restricted securities
 as of December 31, 2002: (2)
  Market value                                       131,276       75,642
  Percent of net assets                                  16%          23%


(1)  Excludes short-term securities, except for the Cash Management Fund.
(2) Resale of restricted securities may be limited to qualified buyers or otherwise restricted.
These securities include restricted short-term notes, which in practice are as liquid as liquid as unrestricted securities in the portfolio.  These securities are identified in the investment portfolio.

Financial highlights (1)

                                                                                 Income (loss) from investment operations (2)


                                                                                                          Net
                                                       Net asset                                gains (losses)
                                                          value,                   Net          on securities       Total from
Period                                                 beginning            investment         (both realized       investment
ended                                                  of period          income (loss)        and unrealized)      operations

Global Discovery Fund (4)
Class 1
12/31/02                                                  $ 9.30                 $ .06                $ (2.05)         $ (1.99)
12/31/01                                                   10.00                   .04                   (.70)            (.66)
Class 2
12/31/02                                                    9.30                   .04                  (2.05)           (2.01)
12/31/01                                                   10.00                   .02                   (.69)            (.67)
Global Growth Fund
Class 1
12/31/02                                                  $13.42                 $ .09                $ (2.02)         $ (1.93)
12/31/01                                                   17.25                   .18                  (2.50)           (2.32)
12/31/00                                                   21.42                   .20                  (4.15)           (3.95)
12/31/99                                                   18.99                   .01                   3.43             3.44
11/30/99                                                   13.02                   .14                   6.39             6.53
11/30/98                                                   10.62                   .13                   2.43             2.56
Class 2
12/31/02                                                   13.38                   .06                  (2.01)           (1.95)
12/31/01                                                   17.21                   .13                  (2.49)           (2.36)
12/31/00                                                   21.41                   .15                  (4.13)           (3.98)
12/31/99                                                   18.98                   .01                   3.42             3.43
11/30/99                                                   13.02                   .11                   6.37             6.48
11/30/98                                                   10.61                   .10                   2.44             2.54
Global Small Capitalization Fund (5)
Class 1
12/31/02                                                  $11.52                $ - (6)               $ (2.15)         $ (2.15)
12/31/01                                                   14.28                   .03                  (1.81)           (1.78)
12/31/00                                                   17.37                   .09                  (2.81)           (2.72)
12/31/99                                                   17.16                  - (6)                  1.92             1.92
11/30/99                                                    9.11                   .06                   8.20             8.26
11/30/98                                                   10.00                   .07                   (.92)            (.85)
Class 2
12/31/02                                                   11.48                  (.02)                 (2.15)           (2.17)
12/31/01                                                   14.24                  - (6)                 (1.80)           (1.80)
12/31/00                                                   17.36                   .04                  (2.80)           (2.76)
12/31/99                                                   17.14                  - (6)                  1.92             1.92
11/30/99                                                    9.10                   .04                   8.19             8.23
11/30/98                                                   10.00                   .04                   (.91)            (.87)
Growth Fund
Class 1
12/31/02                                                  $44.30                 $ .12                $(10.87)         $(10.75)
12/31/01                                                   73.51                   .18                 (11.99)          (11.81)
12/31/00                                                   70.62                   .41                   2.97             3.38
12/31/99                                                   72.12                   .01                   9.64             9.65
11/30/99                                                   54.91                   .11                  25.35            25.46
11/30/98                                                   50.12                   .19                  10.91            11.10
Class 2
12/31/02                                                   44.09                   .03                 (10.82)          (10.79)
12/31/01                                                   73.28                   .04                 (11.94)          (11.90)
12/31/00                                                   70.57                   .25                   2.95             3.20
12/31/99                                                   72.04                  - (6)                  9.63             9.63
11/30/99                                                   54.88                  (.02)                 25.33            25.31
11/30/98                                                   50.09                   .08                  10.90            10.98
International Fund
Class 1
12/31/02                                                  $12.02                 $ .15                $ (1.90)         $ (1.75)
12/31/01                                                   20.59                   .22                  (3.79)           (3.57)
12/31/00                                                   26.74                   .18                  (5.90)           (5.72)
12/31/99                                                   25.08                   .01                   4.34             4.35
11/30/99                                                   16.57                   .25                   8.87             9.12
11/30/98                                                   16.07                   .22                   2.21             2.43
Class 2
12/31/02                                                   11.97                   .12                  (1.89)           (1.77)
12/31/01                                                   20.54                   .15                  (3.76)           (3.61)
12/31/00                                                   26.73                   .13                  (5.89)           (5.76)
12/31/99                                                   25.07                   .01                   4.33             4.34
11/30/99                                                   16.56                   .10                   8.98             9.08
11/30/98                                                   16.06                   .20                   2.19             2.39
New World Fund (8)
Class 1
12/31/02                                                  $ 9.44                 $ .20                  $(.70)           $(.50)
12/31/01                                                    9.85                   .24                   (.63)            (.39)
12/31/00                                                   11.77                   .24                  (1.70)           (1.46)
12/31/99                                                   10.56                   .01                   1.25             1.26
11/30/99                                                   10.00                   .07                    .51              .58
Class 2
12/31/02                                                    9.41                   .18                   (.70)            (.52)
12/31/01                                                    9.84                   .21                   (.62)            (.41)
12/31/00                                                   11.77                   .20                  (1.69)           (1.49)
12/31/99                                                   10.55                   .02                   1.25             1.27
11/30/99                                                   10.00                   .06                    .51              .57
Blue Chip Income and Growth Fund (4)
Class 1
12/31/02                                                  $ 9.43                 $ .16                $ (2.32)         $ (2.16)
12/31/01                                                   10.00                   .09                   (.61)            (.52)
Class 2
12/31/02                                                    9.41                   .14                  (2.30)           (2.16)
12/31/01                                                   10.00                   .08                   (.63)            (.55)
Growth-Income Fund
Class 1
12/31/02                                                  $31.70                 $ .41                $ (6.16)         $ (5.75)
12/31/01                                                   35.23                   .51                    .49             1.00
12/31/00                                                   33.08                   .72                   1.98             2.70
12/31/99                                                   38.70                   .06                    .88              .94
11/30/99                                                   40.73                   .69                   3.94             4.63
11/30/98                                                   39.97                   .67                   4.60             5.27
Class 2
12/31/02                                                   31.58                   .35                  (6.14)           (5.79)
12/31/01                                                   35.13                   .41                    .52              .93
12/31/00                                                   33.07                   .65                   1.96             2.61
12/31/99                                                   38.67                   .07                    .87              .94
11/30/99                                                   40.70                   .59                   3.94             4.53
11/30/98                                                   39.94                   .58                   4.60             5.18
Asset Allocation Fund
Class 1
12/31/02                                                  $14.30                 $ .45                $ (2.19)         $ (1.74)
12/31/01                                                   15.71                   .49                   (.37)             .12
12/31/00                                                   15.07                   .56                    .13              .69
12/31/99                                                   16.03                   .05                    .15              .20
11/30/99                                                   16.57                   .58                    .60             1.18
11/30/98                                                   16.16                   .58                   1.27             1.85
Class 2
12/31/02                                                   14.25                   .42                  (2.18)           (1.76)
12/31/01                                                   15.67                   .45                   (.36)             .09
12/31/00                                                   15.06                   .53                    .13              .66
12/31/99                                                   16.02                   .05                    .14              .19
11/30/99                                                   16.56                   .53                    .61             1.14
11/30/98                                                   16.15                   .53                   1.28             1.81
Bond Fund
Class 1
12/31/02                                                  $10.44                 $ .67                  $(.24)            $.43
12/31/01                                                   10.18                   .77                    .08              .85
12/31/00                                                    9.74                   .80                   (.29)             .51
12/31/99                                                    9.86                   .07                   (.01)             .06
11/30/99                                                   10.37                   .73                   (.50)             .23
11/30/98                                                   10.62                   .67                   (.15)             .52
Class 2
12/31/02                                                   10.40                   .64                   (.24)             .40
12/31/01                                                   10.16                   .73                    .08              .81
12/31/00                                                    9.74                   .78                   (.30)             .48
12/31/99                                                    9.85                   .06                   - (6)             .06
11/30/99                                                   10.36                   .67                   (.47)             .20
11/30/98                                                   10.61                   .65                   (.15)             .50
High-Income Bond Fund
Class 1
12/31/02                                                  $11.78                 $1.01                $ (1.25)           $(.24)
12/31/01                                                   12.25                  1.17                   (.23)             .94
12/31/00                                                   12.75                  1.24                  (1.63)            (.39)
12/31/99                                                   12.81                   .11                    .12              .23
11/30/99                                                   13.77                  1.26                   (.72)             .54
11/30/98                                                   14.96                  1.26                  (1.04)             .22
Class 2
12/31/02                                                   11.74                   .97                  (1.25)            (.28)
12/31/01                                                   12.22                  1.13                   (.23)             .90
12/31/00                                                   12.75                  1.22                  (1.64)            (.42)
12/31/99                                                   12.80                   .11                    .12              .23
11/30/99                                                   13.76                  1.18                   (.67)             .51
11/30/98                                                   14.95                  1.25                  (1.06)             .19
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/02                                                  $11.87                 $ .54                  $ .55           $ 1.09
12/31/01                                                   11.73                   .66                    .17              .83
12/31/00                                                   10.56                   .68                    .55             1.23
12/31/99                                                   10.78                   .06                   (.10)            (.04)
11/30/99                                                   11.43                   .69                   (.67)             .02
11/30/98                                                   11.18                   .68                    .26              .94
Class 2
12/31/02                                                   11.83                   .50                    .55             1.05
12/31/01                                                   11.70                   .62                    .18              .80
12/31/00                                                   10.56                   .65                    .55             1.20
12/31/99                                                   10.78                   .05                   (.10)            (.05)
11/30/99                                                   11.42                   .65                   (.64)             .01
11/30/98                                                   11.17                   .68                    .24              .92
Cash Management Fund
Class 1
12/31/02                                                  $11.41                 $ .14                 $ - (6)            $.14
12/31/01                                                   11.65                   .41                    .01              .42
12/31/00                                                   11.05                   .65                    .01              .66
12/31/99                                                   11.13                   .05                   - (6)             .05
11/30/99                                                   11.13                   .49                    .02              .51
11/30/98                                                   11.13                   .57                   (.01)             .56
Class 2
12/31/02                                                   11.37                   .11                   - (6)             .11
12/31/01                                                   11.62                   .34                    .05              .39
12/31/00                                                   11.04                   .63                    .01              .64
12/31/99                                                   11.12                   .05                   - (6)             .05
11/30/99                                                   11.12                   .48                   - (6)             .48
11/30/98                                                   11.12                   .55                   (.02)             .53



                                                                       Dividends and distributions



                                                       Dividends
                                                       (from net         Distributions                               Net asset
                                                      investment         (from capital                  Total       value, end
                                                          income)                gains)         distributions        of period

Global Discovery Fund (4)                                 $ (.05)                    -                  $(.05)          $ 7.26
Class 1                                                     (.04)                    -                   (.04)            9.30
12/31/02
12/31/01                                                    (.04)                    -                   (.04)            7.25
Class 2                                                     (.03)                    -                   (.03)            9.30
12/31/02
12/31/01
Global Growth Fund                                        $ (.14)                  $ -                  $(.14)          $11.35
Class 1                                                     (.15)                (1.36)                 (1.51)           13.42
12/31/02                                                    (.02)                 (.20)                  (.22)           17.25
12/31/01                                                    (.11)                 (.90)                 (1.01)           21.42
12/31/00                                                    (.12)                 (.44)                  (.56)           18.99
12/31/99                                                    (.14)                 (.02)                  (.16)           13.02
11/30/99
11/30/98                                                    (.11)                    -                   (.11)           11.32
Class 2                                                     (.11)                (1.36)                 (1.47)           13.38
12/31/02                                                    (.02)                 (.20)                  (.22)           17.21
12/31/01                                                    (.10)                 (.90)                 (1.00)           21.41
12/31/00                                                    (.08)                 (.44)                  (.52)           18.98
12/31/99                                                    (.11)                 (.02)                  (.13)           13.02
11/30/99
11/30/98
Global Small Capitalization Fund (5)                      $ (.10)                  $ -                  $(.10)          $ 9.27
Class 1                                                     (.13)                 (.85)                  (.98)           11.52
12/31/02                                                    (.05)                 (.32)                  (.37)           14.28
12/31/01                                                    (.01)                (1.70)                 (1.71)           17.37
12/31/00                                                    (.08)                 (.13)                  (.21)           17.16
12/31/99                                                    (.04)                    -                   (.04)            9.11
11/30/99
11/30/98                                                    (.08)                    -                   (.08)            9.23
Class 2                                                     (.11)                 (.85)                  (.96)           11.48
12/31/02                                                    (.04)                 (.32)                  (.36)           14.24
12/31/01                                                       -                 (1.70)                 (1.70)           17.36
12/31/00                                                    (.06)                 (.13)                  (.19)           17.14
12/31/99                                                    (.03)                    -                   (.03)            9.10
11/30/99
11/30/98
Growth Fund                                               $ (.08)                  $ -                  $(.08)          $33.47
Class 1                                                     (.41)               (16.99)                (17.40)           44.30
12/31/02                                                       -                  (.49)                  (.49)           73.51
12/31/01                                                    (.05)               (11.10)                (11.15)           70.62
12/31/00                                                    (.14)                (8.11)                 (8.25)           72.12
12/31/99                                                    (.17)                (6.14)                 (6.31)           54.91
11/30/99
11/30/98                                                    (.01)                    -                   (.01)           33.29
Class 2                                                     (.30)               (16.99)                (17.29)           44.09
12/31/02                                                       -                  (.49)                  (.49)           73.28
12/31/01                                                       -                (11.10)                (11.10)           70.57
12/31/00                                                    (.04)                (8.11)                 (8.15)           72.04
12/31/99                                                    (.05)                (6.14)                 (6.19)           54.88
11/30/99
11/30/98
International Fund                                        $ (.20)                  $ -                  $(.20)          $10.07
Class 1                                                     (.20)                (4.80)                 (5.00)           12.02
12/31/02                                                    (.01)                 (.42)                  (.43)           20.59
12/31/01                                                    (.10)                (2.59)                 (2.69)           26.74
12/31/00                                                    (.30)                 (.31)                  (.61)           25.08
12/31/99                                                    (.28)                (1.65)                 (1.93)           16.57
11/30/99
11/30/98                                                    (.15)                    -                   (.15)           10.05
Class 2                                                     (.16)                (4.80)                 (4.96)           11.97
12/31/02                                                    (.01)                 (.42)                  (.43)           20.54
12/31/01                                                    (.09)                (2.59)                 (2.68)           26.73
12/31/00                                                    (.26)                 (.31)                  (.57)           25.07
12/31/99                                                    (.24)                (1.65)                 (1.89)           16.56
11/30/99
11/30/98
New World Fund (8)                                        $ (.18)                  $ -                  $(.18)          $ 8.76
Class 1                                                     (.02)                    -                   (.02)            9.44
12/31/02                                                    (.20)                 (.26)                  (.46)            9.85
12/31/01                                                    (.04)                 (.01)                  (.05)           11.77
12/31/00                                                    (.02)                    -                   (.02)           10.56
12/31/99
11/30/99                                                    (.16)                    -                   (.16)            8.73
Class 2                                                     (.02)                    -                   (.02)            9.41
12/31/02                                                    (.18)                 (.26)                  (.44)            9.84
12/31/01                                                    (.04)                 (.01)                  (.05)           11.77
12/31/00                                                    (.02)                    -                   (.02)           10.55
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                      $ (.10)                    -                  $(.10)          $ 7.17
Class 1                                                     (.05)                    -                   (.05)            9.43
12/31/02
12/31/01                                                    (.09)                    -                   (.09)            7.16
Class 2                                                     (.04)                    -                   (.04)            9.41
12/31/02
12/31/01
Growth-Income Fund                                        $ (.32)                  $ -                  $(.32)          $25.63
Class 1                                                     (.73)                (3.80)                 (4.53)           31.70
12/31/02                                                    (.06)                 (.49)                  (.55)           35.23
12/31/01                                                    (.18)                (6.38)                 (6.56)           33.08
12/31/00                                                    (.66)                (6.00)                 (6.66)           38.70
12/31/99                                                    (.68)                (3.83)                 (4.51)           40.73
11/30/99
11/30/98                                                    (.27)                    -                   (.27)           25.52
Class 2                                                     (.68)                (3.80)                 (4.48)           31.58
12/31/02                                                    (.06)                 (.49)                  (.55)           35.13
12/31/01                                                    (.16)                (6.38)                 (6.54)           33.07
12/31/00                                                    (.56)                (6.00)                 (6.56)           38.67
12/31/99                                                    (.59)                (3.83)                 (4.42)           40.70
11/30/99
11/30/98
Asset Allocation Fund                                     $ (.33)                  $ -                  $(.33)          $12.23
Class 1                                                     (.59)                 (.94)                 (1.53)           14.30
12/31/02                                                    (.05)                    -                   (.05)           15.71
12/31/01                                                    (.14)                (1.02)                 (1.16)           15.07
12/31/00                                                    (.57)                (1.15)                 (1.72)           16.03
12/31/99                                                    (.57)                 (.87)                 (1.44)           16.57
11/30/99
11/30/98                                                    (.31)                    -                   (.31)           12.18
Class 2                                                     (.57)                 (.94)                 (1.51)           14.25
12/31/02                                                    (.05)                    -                   (.05)           15.67
12/31/01                                                    (.13)                (1.02)                 (1.15)           15.06
12/31/00                                                    (.53)                (1.15)                 (1.68)           16.02
12/31/99                                                    (.53)                 (.87)                 (1.40)           16.56
11/30/99
11/30/98
Bond Fund                                                 $ (.46)                  $ -                  $(.46)          $10.41
Class 1                                                     (.59)                    -                   (.59)           10.44
12/31/02                                                    (.07)                    -                   (.07)           10.18
12/31/01                                                    (.18)                    -                   (.18)            9.74
12/31/00                                                    (.69)                 (.05)                  (.74)            9.86
12/31/99                                                    (.65)                 (.12)                  (.77)           10.37
11/30/99
11/30/98                                                    (.44)                    -                   (.44)           10.36
Class 2                                                     (.57)                    -                   (.57)           10.40
12/31/02                                                    (.06)                    -                   (.06)           10.16
12/31/01                                                    (.17)                    -                   (.17)            9.74
12/31/00                                                    (.66)                 (.05)                  (.71)            9.85
12/31/99                                                    (.63)                 (.12)                  (.75)           10.36
11/30/99
11/30/98
High-Income Bond Fund                                     $(1.10)                  $ -                $ (1.10)          $10.44
Class 1                                                    (1.41)                    -                  (1.41)           11.78
12/31/02                                                    (.11)                    -                   (.11)           12.25
12/31/01                                                    (.29)                    -                   (.29)           12.75
12/31/00                                                   (1.31)                 (.19)                 (1.50)           12.81
12/31/99                                                   (1.25)                 (.16)                 (1.41)           13.77
11/30/99
11/30/98                                                   (1.07)                    -                  (1.07)           10.39
Class 2                                                    (1.38)                    -                  (1.38)           11.74
12/31/02                                                    (.11)                    -                   (.11)           12.22
12/31/01                                                    (.28)                    -                   (.28)           12.75
12/31/00                                                   (1.28)                 (.19)                 (1.47)           12.80
12/31/99                                                   (1.22)                 (.16)                 (1.38)           13.76
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                 $ (.59)                    -                  $(.59)          $12.37
Class 1                                                     (.69)                    -                   (.69)           11.87
12/31/02                                                    (.06)                    -                   (.06)           11.73
12/31/01                                                    (.18)                    -                   (.18)           10.56
12/31/00                                                    (.67)                    -                   (.67)           10.78
12/31/99                                                    (.69)                    -                   (.69)           11.43
11/30/99
11/30/98                                                    (.57)                    -                   (.57)           12.31
Class 2                                                     (.67)                    -                   (.67)           11.83
12/31/02                                                    (.06)                    -                   (.06)           11.70
12/31/01                                                    (.17)                    -                   (.17)           10.56
12/31/00                                                    (.65)                    -                   (.65)           10.78
12/31/99                                                    (.67)                    -                   (.67)           11.42
11/30/99
11/30/98
Cash Management Fund                                      $ (.38)                    -                  $(.38)          $11.17
Class 1                                                     (.66)                    -                   (.66)           11.41
12/31/02                                                    (.06)                    -                   (.06)           11.65
12/31/01                                                    (.13)                    -                   (.13)           11.05
12/31/00                                                    (.51)                    -                   (.51)           11.13
12/31/99                                                    (.56)                    -                   (.56)           11.13
11/30/99
11/30/98                                                    (.36)                    -                   (.36)           11.12
Class 2                                                     (.64)                    -                   (.64)           11.37
12/31/02                                                    (.06)                    -                   (.06)           11.62
12/31/01                                                    (.13)                    -                   (.13)           11.04
12/31/00                                                    (.48)                    -                   (.48)           11.12
12/31/99                                                    (.53)                    -                   (.53)           11.12
11/30/99
11/30/98


                                                                                                                      Ratio of
                                                                                                     Ratio of       net income
                                                                           Net assets,               expenses            (loss)
                                                           Total         end of period             to average       to average
                                                       return (3)         (in millions)            net assets       net assets

Global Discovery Fund (4)                                 (21.41)%                $ 10                   .61%             .69%
Class 1                                                    (6.65)                   12                    .31              .42
12/31/02
12/31/01                                                  (21.67)                    9                    .86              .48
Class 2                                                    (6.71)                    4                    .42              .21
12/31/02
12/31/01
Global Growth Fund                                        (14.46)%                $152                   .71%             .73%
Class 1                                                   (13.99)                  215                    .70             1.24
12/31/02                                                  (18.71)                  317                    .70              .97
12/31/01                                                   18.53                   327                    .06              .06
12/31/00                                                   51.90                   272                    .72             1.01
12/31/99                                                   24.26                   132                    .75             1.14
11/30/99
11/30/98                                                  (14.64)                  592                    .96              .48
Class 2                                                   (14.22)                  600                    .95              .88
12/31/02                                                  (18.87)                  562                    .95              .73
12/31/01                                                   18.47                   399                    .08              .04
12/31/00                                                   51.45                   316                    .96              .77
12/31/99                                                   24.06                   124                   1.00              .87
11/30/99
11/30/98
Global Small Capitalization Fund (5)                      (18.83)%                $108                   .84%             .04%
Class 1                                                   (12.63)                  149                    .83              .21
12/31/02                                                  (16.33)                  213                    .86              .52
12/31/01                                                   11.70                   178                    .07             - (7)
12/31/00                                                   92.15                   150                    .82              .53
12/31/99                                                   (8.31)                   55                    .51              .86
11/30/99
11/30/98                                                  (19.05)                  290                   1.09             (.20)
Class 2                                                   (12.85)                  274                   1.08             (.05)
12/31/02                                                  (16.53)                  234                   1.11              .25
12/31/01                                                   11.69                   111                    .09             (.02)
12/31/00                                                   91.86                    88                   1.06              .25
12/31/99                                                   (8.49)                   17                    .64              .63
11/30/99
11/30/98
Growth Fund                                               (24.27)%              $3,195                   .40%             .30%
Class 1                                                   (17.93)                5,207                    .38              .34
12/31/02                                                    4.72                 7,677                    .38              .53
12/31/01                                                   14.45                 8,224                    .03              .01
12/31/00                                                   52.56                 7,270                    .39              .19
12/31/99                                                   25.27                 5,313                    .41              .38
11/30/99
11/30/98                                                  (24.46)                3,009                    .65              .07
Class 2                                                   (18.15)                2,937                    .63              .07
12/31/02                                                    4.47                 2,356                    .63              .33
12/31/01                                                   14.44                 1,149                    .05             (.01)
12/31/00                                                   52.22                   937                    .64             (.06)
12/31/99                                                   24.97                   310                    .66              .15
11/30/99
11/30/98
International Fund                                        (14.58)%              $1,236                   .63%            1.35%
Class 1                                                   (19.73)                1,772                    .61             1.41
12/31/02                                                  (21.85)                2,750                    .59              .72
12/31/01                                                   18.18                 4,113                    .05              .03
12/31/00                                                   56.48                 3,526                    .61             1.18
12/31/99                                                   16.93                 2,593                    .66             1.36
11/30/99
11/30/98                                                  (14.84)                  636                    .88             1.05
Class 2                                                   (19.89)                  628                    .86             1.04
12/31/02                                                  (22.06)                  581                    .84              .50
12/31/01                                                   18.16                   391                    .07              .01
12/31/00                                                   56.16                   311                    .85              .84
12/31/99                                                   16.63                   126                    .91             1.03
11/30/99
11/30/98
New World Fund (8)                                         (5.45)%                $ 35                   .91%            2.14%
Class 1                                                    (3.99)                   37                    .91             2.54
12/31/02                                                  (12.43)                   45                    .92             2.14
12/31/01                                                   11.88                    45                    .08              .18
12/31/00                                                    5.87                    37                    .43             1.02
12/31/99
11/30/99                                                   (5.66)                  124                   1.16             1.89
Class 2                                                    (4.19)                  116                   1.16             2.25
12/31/02                                                  (12.70)                  102                   1.17             1.83
12/31/01                                                   11.87                    38                    .10              .16
12/31/00                                                    5.71                    28                    .57              .95
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                      (22.93)%                $ 54                   .52%            1.89%
Class 1                                                    (5.23)                   49                    .25              .93
12/31/02
12/31/01                                                  (23.07)                  426                    .77             1.76
Class 2                                                    (5.38)                  111                    .37              .82
12/31/02
12/31/01
Growth-Income Fund                                        (18.15)%              $3,741                   .35%            1.43%
Class 1                                                     2.78                 5,428                    .35             1.53
12/31/02                                                    8.24                 6,022                    .35             2.16
12/31/01                                                    3.21                 6,632                    .03              .18
12/31/00                                                   12.86                 6,537                    .35             1.75
12/31/99                                                   14.77                 6,704                    .36             1.74
11/30/99
11/30/98                                                  (18.34)                3,632                    .60             1.22
Class 2                                                     2.56                 3,187                    .60             1.25
12/31/02                                                    7.95                 1,972                    .60             1.92
12/31/01                                                    3.19                 1,203                    .05              .16
12/31/00                                                   12.59                 1,109                    .60             1.50
12/31/99                                                   14.49                   564                    .61             1.02
11/30/99
11/30/98
Asset Allocation Fund                                     (12.19)%                $797                   .45%            3.31%
Class 1                                                      .77                 1,012                    .45             3.30
12/31/02                                                    4.62                 1,136                    .45             3.77
12/31/01                                                    1.45                 1,387                    .04              .31
12/31/00                                                    7.65                 1,394                    .44             3.50
12/31/99                                                   12.32                 1,497                    .45             3.63
11/30/99
11/30/98                                                  (12.38)                1,056                    .70             3.11
Class 2                                                      .52                   730                    .70             3.03
12/31/02                                                    4.40                   453                    .70             3.53
12/31/01                                                    1.42                   341                    .06              .29
12/31/00                                                    7.39                   321                    .69             3.24
12/31/99                                                   12.05                   173                    .70             3.39
11/30/99
11/30/98
Bond Fund                                                  4.26%                  $218                   .49%            6.60%
Class 1                                                     8.48                   194                    .49             7.38
12/31/02                                                    5.22                   151                    .51             8.03
12/31/01                                                     .61                   169                    .05              .65
12/31/00                                                    2.33                   173                    .53             7.17
12/31/99                                                    5.12                   186                    .54             6.89
11/30/99
11/30/98                                                    4.05                   697                    .74             6.34
Class 2                                                     8.15                   349                    .74             7.06
12/31/02                                                    4.99                   144                    .76             7.87
12/31/01                                                     .59                    85                    .07              .63
12/31/00                                                    2.07                    80                    .78             6.94
12/31/99                                                    4.85                    45                    .78             6.62
11/30/99
11/30/98
High-Income Bond Fund                                     "(1.51)%                $335                   .52%            9.55%
Class 1                                                     8.02                   403                    .51             9.60
12/31/02                                                   (3.06)                  436                    .52             9.87
12/31/01                                                    1.83                   586                    .04              .79
12/31/00                                                    4.22                   589                    .51             9.13
12/31/99                                                    1.44                   715                    .51             8.66
11/30/99
11/30/98                                                   (1.83)                  183                    .77             9.28
Class 2                                                     7.73                   156                    .76             9.37
12/31/02                                                   (3.31)                  117                    .77             9.76
12/31/01                                                    1.81                    99                    .07              .77
12/31/00                                                    3.96                    95                    .76             8.86
12/31/99                                                    1.18                    68                    .76             8.60
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                  9.45%                  $517                   .47%            4.45%
Class 1                                                     7.24                   386                    .47             5.58
12/31/02                                                   11.69                   362                    .49             6.16
12/31/01                                                    (.41)                  421                    .05              .52
12/31/00                                                     .24                   431                    .52             6.06
12/31/99                                                    8.72                   537                    .51             6.11
11/30/99
11/30/98                                                    9.15                   288                    .72             4.14
Class 2                                                     7.02                   137                    .72             5.27
12/31/02                                                   11.39                    70                    .74             5.89
12/31/01                                                    (.43)                   48                    .07              .51
12/31/00                                                     .08                    47                    .77             5.83
12/31/99                                                    8.46                    32                    .75             5.68
11/30/99
11/30/98
Cash Management Fund                                       1.24%                  $203                   .46%            1.25%
Class 1                                                     3.66                   218                    .46             3.52
12/31/02                                                    6.04                   211                    .46             5.80
12/31/01                                                     .46                   317                    .04              .45
12/31/00                                                    4.73                   306                    .46             4.65
12/31/99                                                    5.17                   250                    .46             5.07
11/30/99
11/30/98                                                    1.00                   133                    .71             1.00
Class 2                                                     3.43                   127                    .71             2.99
12/31/02                                                    5.83                    49                    .71             5.60
12/31/01                                                     .43                    48                    .06              .42
12/31/00                                                    4.47                    48                    .71             4.40
12/31/99                                                    4.92                    34                    .70             4.75
11/30/99
11/30/98




                                                       Portfolio
                                                        turnover
                                                            rate

Global Discovery Fund (4)                                    25%
Class 1                                                        4
12/31/02
12/31/01                                                      25
Class 2                                                        4
12/31/02
12/31/01
Global Growth Fund                                           30%
Class 1                                                       38
12/31/02                                                      41
12/31/01                                                       3
12/31/00                                                      26
12/31/99                                                      26
11/30/99
11/30/98                                                      30
Class 2                                                       38
12/31/02                                                      41
12/31/01                                                       3
12/31/00                                                      26
12/31/99                                                      26
11/30/99
11/30/98
Global Small Capitalization Fund (5)                         66%
Class 1                                                       65
12/31/02                                                      62
12/31/01                                                       7
12/31/00                                                      81
12/31/99                                                      28
11/30/99
11/30/98                                                      66
Class 2                                                       65
12/31/02                                                      62
12/31/01                                                       7
12/31/00                                                      81
12/31/99                                                      28
11/30/99
11/30/98
Growth Fund                                                  34%
Class 1                                                       31
12/31/02                                                      48
12/31/01                                                       3
12/31/00                                                      37
12/31/99                                                      50
11/30/99
11/30/98                                                      34
Class 2                                                       31
12/31/02                                                      48
12/31/01                                                       3
12/31/00                                                      37
12/31/99                                                      50
11/30/99
11/30/98
International Fund                                           30%
Class 1                                                       40
12/31/02                                                      42
12/31/01                                                       1
12/31/00                                                      42
12/31/99                                                      34
11/30/99
11/30/98                                                      30
Class 2                                                       40
12/31/02                                                      42
12/31/01                                                       1
12/31/00                                                      42
12/31/99                                                      34
11/30/99
11/30/98
New World Fund (8)                                           22%
Class 1                                                       31
12/31/02                                                      43
12/31/01                                                       3
12/31/00                                                       1
12/31/99
11/30/99                                                      22
Class 2                                                       31
12/31/02                                                      43
12/31/01                                                       3
12/31/00                                                       1
12/31/99
11/30/99
Blue Chip Income and Growth Fund (4)                          8%
Class 1                                                       12
12/31/02
12/31/01                                                       8
Class 2                                                       12
12/31/02
12/31/01
Growth-Income Fund                                           26%
Class 1                                                       34
12/31/02                                                      47
12/31/01                                                       3
12/31/00                                                      41
12/31/99                                                      43
11/30/99
11/30/98                                                      26
Class 2                                                       34
12/31/02                                                      47
12/31/01                                                       3
12/31/00                                                      41
12/31/99                                                      43
11/30/99
11/30/98
Asset Allocation Fund                                        25%
Class 1                                                       32
12/31/02                                                      32
12/31/01                                                       1
12/31/00                                                      36
12/31/99                                                      28
11/30/99
11/30/98                                                      25
Class 2                                                       32
12/31/02                                                      32
12/31/01                                                       1
12/31/00                                                      36
12/31/99                                                      28
11/30/99
11/30/98
Bond Fund                                                    29%
Class 1                                                       59
12/31/02                                                      55
12/31/01                                                       5
12/31/00                                                      38
12/31/99                                                      62
11/30/99
11/30/98                                                      29
Class 2                                                       59
12/31/02                                                      55
12/31/01                                                       5
12/31/00                                                      38
12/31/99                                                      62
11/30/99
11/30/98
High-Income Bond Fund                                        45%
Class 1                                                       42
12/31/02                                                      50
12/31/01                                                       1
12/31/00                                                      31
12/31/99                                                      66
11/30/99
11/30/98                                                      45
Class 2                                                       42
12/31/02                                                      50
12/31/01                                                       1
12/31/00                                                      31
12/31/99                                                      66
11/30/99
11/30/98
U.S. Government/AAA-Rated Securities Fund                    53%
Class 1                                                       84
12/31/02                                                      54
12/31/01                                                       2
12/31/00                                                      58
12/31/99                                                      89
11/30/99
11/30/98                                                      53
Class 2                                                       84
12/31/02                                                      54
12/31/01                                                       2
12/31/00                                                      58
12/31/99                                                      89
11/30/99
11/30/98
Cash Management Fund                                           -
Class 1                                                        -
12/31/02                                                       -
12/31/01                                                       -
12/31/00                                                       -
12/31/99                                                       -
11/30/99
11/30/98                                                       -
Class 2                                                        -
12/31/02                                                       -
12/31/01                                                       -
12/31/00                                                       -
12/31/99                                                       -
11/30/99
11/30/98

(1) The periods ended 2000 through 2002 represent the fiscal years ended December 31.
 The period ended December 31, 1999, represents the one month ended December 31.
 The periods ended 1998 through 1999 represent the fiscal years ended November 30.
 Results for periods not representative of a full year are based on operations for the period shown.
(2) Years ended 1999 and 1998 are based on shares on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Commenced operations July 5, 2001.
(5) Commenced operations April 30, 1998.
(6) Amount less than one cent.
(7) Amount less than .01 percent.
(8) Commenced operations June 17, 1999.


See Notes to Financial Statements

Report of independent accountants

To the Board of Trustees and Shareholders of American Funds Insurance Series:


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2003



                                                      PART C
                                                 OTHER INFORMATION

                                          AMERICAN FUNDS INSURANCE SERIES



Item 23. Exhibits for Registration Statement (1940 Act No. 2-86838 and 1933 Act No. 811-3857)

(a) Declaration of Trust and Amendment to Declaration of Trust - previously filed (see P/E Amendment No. 24 filed 1/15/97); Certificate of Amendment of Declaration of Trust - previously filed (see P/E amendment No. 31 filed 2/15/01, No. 33 filed 4/30/02 and No. 35 filed 10/30/03)

(b)      By laws - previously filed (see P/E Effective Amendment No. 24 filed 1/15/97)

(c)      Instruments Defining Rights of Security Holders - none

(d-1) Investment Advisory and Service Agreement - previously filed (see Post-Effective Amendment No. 33 filed 4/30/02)

(d-2)    Amended Investment Advisory and Service Agreement dated 1/1/04

(e) Fund Participation Agreement - previously filed (see P/E Amendment No. 35 filed 10/30/03; No. 31 filed 1/15/01; No 27 filed 1/15/99; No. 25 filed 1/30/98; and No. 24 filed 1/15/97)

(f)      Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended
         1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 24 filed 1/15/97 and No. 33 filed 4/30/02)

(h)      Amended Shareholder Services Agreement dated 4/1/03

(i)      Legal Opinion

(j)      Consent of Independent Accountants

(k)      Omitted Financial Statements - none

(l)      Mixed and Shared Funding Order

(m) Class 3 Shares Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class 2 Shares Plan of Distribution
         - previously filed (see P/E Amendment No. 24 filed 1/15/97)

(n) Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 35 dated 10/30/03; Multiple Class Plan - previously filed (see P/E Amendment No. 24 filed 1/15/97)

(o)      Reserved

(p)      Code of Ethics

                                   American Funds Insurance Series -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies, which insure its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

         Article VI of the Trust's By-Laws states:

                  (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

                  (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                  (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                  (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a

                                   American Funds Insurance Series -- Pg C-2
         determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

                  (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

                  (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                  (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                  (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release 7221 (June 9, 1972) and No. 11330 (September 4, 1980).

                                   American Funds Insurance Series -- Pg C-3

Item 26.          Business and Other Connections of Investment Adviser

                  None.


Item 27.          Principal Underwriters

                  Not applicable.


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Records covering portfolio transactions are also maintained and kept by the custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017.


Item 29.          Management Services

                  None.


Item 30.          Undertakings

                  None.


                                   American Funds Insurance Series -- Pg C-4

                                              SIGNATURE OF REGISTRANT

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 14th day of January, 2004.

American Funds Insurance Series

By: /s/ James K. Dunton
----------------------------------------------
James K. Dunton, Chairman

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 14, 2004, by the following persons in the capacities indicated.



           Signature                                     Title

(1)        Principal Executive Officer:

           /s/ James K. Dunton                           Chairman
           ------------------------------------
           James K. Dunton

(2)        Principal Financial Officer and
           Principal Accounting Officer:

           /s/ Robert P. Simmer                          Treasurer
           ------------------------------------
           Robert P. Simmer

(3) Trustees:

           Lee A. Ault III*                              Trustee
           H. Frederick Christie*                        Trustee
           Joe E. Davis*                                 Trustee

           /s/ Michael J. Downer                         Senior Vice President
           --------------------------------------        and Trustee
           Michael J. Downer

           /s/ James K. Dunton                           Chairman
           --------------------------------------
           James K. Dunton

           Martin Fenton*                                Trustee
           Leonard R. Fuller*                            Trusee
           Mary Myers Kauppila*                          Trustee

           /s/ Don D. O'Neal                             President
           ----------------------------------------
           Don D. O'Neal

           Kirk P. Pendleton*                            Trustee

*By        /s/ Chad L. Norton
           ---------------------------------------
           Chad L. Norton
           (Attorney-in-Fact)

                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Anna J. Griffith
----------------------
(Anna J. Griffith)

                                   American Funds Insurance Series -- Pg C-5